UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                   WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                                  New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                                Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

Austria - 1.4%
Andritz AG	297	$17,335
BAWAG Group AG(a)	173	8,038
Erste Group Bank AG*	1,248	51,865
Lenzing AG	138	14,434
Oesterreichische Post AG	275	11,505
OMV AG	939	52,776
Porr AG	134	3,969
S IMMO AG	272	5,434
Telekom Austria AG*	1,127	8,731
UNIQA Insurance Group AG	1,549	15,482
Vienna Insurance Group AG Wiener Versicherung Gruppe	512	14,617
Voestalpine AG	426	19,495
Wienerberger AG	284	7,105

Total Austria		230,786

Belgium - 6.1%
Ackermans & van Haaren N.V.	79	13,755
Ageas	941	50,615
Anheuser-Busch InBev S.A./N.V.	6,570	574,008
bpost S.A.	1,770	28,741
Cofinimmo S.A.	130	16,217
Colruyt S.A.(b)	459	25,990
Econocom Group S.A./N.V.(b)	301	979
Elia System Operator S.A./N.V.	194	12,506
KBC Group N.V.	1,435	106,839
Kinepolis Group N.V.	90	5,383
Melexis N.V.	125	9,677
Ontex Group N.V.	287	6,117
Proximus SADP	1,888	45,130
Solvay S.A.	276	37,026
UCB S.A.	387	34,791
Umicore S.A.	258	14,435
Warehouses De Pauw CVA	125	16,464

Total Belgium		998,673

Finland - 4.9%
Amer Sports Oyj*	195	7,973
Citycon Oyj(b)	5,024	10,480
Cramo Oyj	223	5,033
DNA Oyj	509	11,387
Elisa Oyj	741	31,440
Finnair Oyj	389	3,240
Fortum Oyj	4,223	105,899
Huhtamaki Oyj	209	6,702
Kemira Oyj	639	8,617
Kesko Oyj Class B	223	12,119
Kone Oyj Class B	1,588	84,882
Konecranes Oyj	266	10,189
Metsa Board Oyj	906	9,166
Metso Oyj	553	19,616
Neste Oyj	270	22,329
Nokia Oyj	19,027	105,571
Nokian Renkaat Oyj	510	20,905
Orion Oyj Class B	614	23,263
Outokumpu Oyj	1,907	11,217
Ramirent Oyj	526	4,252
Sampo Oyj Class A	2,849	147,586
Sanoma Oyj	176	1,732
Stora Enso Oyj Class R	1,090	20,858
Tieto Oyj	456	14,110
UPM-Kymmene Oyj	1,583	62,147
Valmet Oyj	592	13,209
Wartsila Oyj Abp	1,534	29,915
YIT Oyj(b)	1,157	8,103

Total Finland		811,940

France - 26.7%
Accor S.A.	352	18,079
Aeroports de Paris	128	28,827
Air Liquide S.A.	736	96,856
Airbus SE	987	124,018
ALD S.A.(a)	941	17,214
Alstom S.A.	174	7,779
Alten S.A.	60	6,174
Altran Technologies S.A.	155	1,345
Amundi S.A.(a)	400	29,985
Arkema S.A.	140	17,350
Atos SE	123	14,644
AXA S.A.	8,342	224,306
Beneteau S.A.	204	3,279
BioMerieux	60	5,004
BNP Paribas S.A.	4,069	249,115
Bollore S.A.	2,618	11,312
Bouygues S.A.	887	38,356
Bureau Veritas S.A.	874	22,567
Capgemini SE	99	12,465
Carrefour S.A.	2,251	43,140
Casino Guichard Perrachon S.A.(b)	477	20,067
Christian Dior SE	139	59,574
Cie de Saint-Gobain	961	41,461
Cie Generale des Etablissements Michelin SCA	397	47,472
Cie Plastic Omnium S.A.	253	9,545
CNP Assurances	1,809	43,620
Covivio	224	23,351
Credit Agricole S.A.	8,532	122,744
Danone S.A.	1,334	103,348
Edenred	422	16,092
Eiffage S.A.	166	18,540
Electricite de France S.A.	7,891	138,627
Elior Group S.A.(a)	406	6,291
Elis S.A.	392	9,234
Engie S.A.	7,898	116,183
Eramet	45	4,759
Essilor International Cie Generale d’Optique S.A.	206	30,495
Eurazeo SE	111	8,748
Eutelsat Communications S.A.	1,103	26,084
Faurecia S.A.	206	12,404
Gaztransport Et Technigaz S.A.	167	12,666
Getlink	1,044	13,339
Hermes International	59	39,102
ICADE	168	15,532
Iliad S.A.	27	3,528
Imerys S.A.	128	9,456
Ingenico Group S.A.	99	7,525
Ipsen S.A.	56	9,418
IPSOS	129	3,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2018

Investments	Shares	Value
JCDecaux S.A.	197	$7,208
Kering S.A.	90	48,264
Klepierre S.A.	1,030	36,524
Korian S.A.	150	5,464
L’Oreal S.A.	630	151,983
Lagardere SCA	372	11,454
Legrand S.A.	434	31,647
LVMH Moet Hennessy Louis Vuitton SE	537	189,987
Metropole Television S.A.	287	5,787
Natixis S.A.	10,524	71,435
Nexity S.A.	189	10,445
Orange S.A.	8,051	128,439
Orpea	63	8,152
Pernod Ricard S.A.	182	29,870
Peugeot S.A.	1,572	42,415
Publicis Groupe S.A.	537	32,109
Renault S.A.	737	63,774
Rexel S.A.	576	8,654
Rothschild & Co.	158	6,698
Safran S.A.	367	51,451
Sanofi	3,645	324,129
Schneider Electric SE	1,196	96,268
SCOR SE	424	19,699
SEB S.A.	56	9,535
Societe BIC S.A.	146	13,371
Societe Generale S.A.	2,819	121,050
Sodexo S.A.	325	34,480
Sopra Steria Group	42	6,737
SPIE S.A.(b)	333	6,629
Suez	2,425	34,476
Television Francaise 1	761	8,035
Thales S.A.	195	27,711
TOTAL S.A.	7,826	507,580
Trigano S.A.	15	1,641
Unibail-Rodamco-Westfield	340	68,406
Valeo S.A.	215	9,340
Veolia Environnement S.A.	1,758	35,100
Vicat S.A.	96	5,848
Vinci S.A.	1,178	112,224
Vivendi S.A.	1,842	47,432
Wendel S.A.	37	5,509

Total France		4,381,930

Germany - 24.4%
1&1 Drillisch AG	380	18,493
Aareal Bank AG	356	14,894
adidas AG	236	57,811
Allianz SE Registered Shares	1,416	315,779
alstria office REIT-AG	641	9,515
AURELIUS Equity Opportunities SE & Co. KGaA	236	12,494
Aurubis AG	71	4,968
Axel Springer SE	273	18,375
BASF SE	2,677	238,020
Bayer AG Registered Shares	1,936	172,045
Bayerische Motoren Werke AG	2,282	205,974
Beiersdorf AG	191	21,559
Brenntag AG	320	19,759
CANCOM SE	94	4,249
CECONOMY AG	683	4,826
Comdirect Bank AG	528	6,771
Continental AG	356	62,003
Covestro AG(a)	506	41,058
CTS Eventim AG & Co. KGaA	181	8,119
Daimler AG Registered Shares	5,220	329,526
Deutsche Bank AG Registered Shares	1,655	18,892
Deutsche Boerse AG	277	37,128
Deutsche Lufthansa AG Registered Shares	1,320	32,442
Deutsche Post AG Registered Shares	3,937	140,431
Deutsche Telekom AG Registered Shares	18,880	304,486
Deutsche Wohnen SE Bearer Shares	379	18,189
DMG MORI AG	190	9,743
Duerr AG	159	7,160
E.ON SE	6,002	61,208
Evonik Industries AG	1,510	54,107
Fielmann AG	110	6,625
Fraport AG Frankfurt Airport Services Worldwide	143	12,640
Freenet AG	611	14,690
Fresenius Medical Care AG & Co. KGaA	363	37,347
Fresenius SE & Co. KGaA	527	38,710
GEA Group AG	359	12,793
Hamburger Hafen und Logistik AG	245	5,760
Hannover Rueck SE	431	60,924
HeidelbergCement AG	450	35,186
Henkel AG & Co. KGaA	336	35,690
Hochtief AG	121	20,069
Hugo Boss AG	193	14,867
Indus Holding AG	87	5,406
Infineon Technologies AG	876	19,912
Innogy SE*	2,032	86,264
K+S AG Registered Shares	347	7,287
KION Group AG	162	9,961
Krones AG	61	6,401
LANXESS AG	126	9,232
LEG Immobilien AG	191	22,684
Leoni AG	103	4,241
Linde AG	541	127,999
MAN SE	411	44,706
Merck KGaA	104	10,751
METRO AG	1,911	29,965
MTU Aero Engines AG	83	18,712
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	573	126,952
Nemetschek SE	52	7,610
NORMA Group SE	77	4,923
ProSiebenSat.1 Media SE	1,581	41,079
Rheinmetall AG	91	9,519
RWE AG	1,213	29,939
Salzgitter AG	143	7,150
SAP SE	1,408	173,351
Siemens AG Registered Shares	2,199	281,824
Siltronic AG	60	7,349
Sixt SE	53	6,599
Stroeer SE & Co. KGaA	150	8,579
Suedzucker AG	452	6,009
Takkt AG	222	3,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2018

Investments	Shares	Value
Talanx AG	856	$32,552
Telefonica Deutschland Holding AG	18,346	77,586
ThyssenKrupp AG	429	10,833
TUI AG	1,397	26,862
Uniper SE	994	30,607
United Internet AG Registered Shares	231	10,934
Volkswagen AG	628	109,486
Wacker Chemie AG	88	11,070
Washtec AG	58	5,093
Wirecard AG	26	5,638
Wuestenrot & Wuerttembergische AG	302	6,889

Total Germany		3,990,796

Ireland - 1.0%
AIB Group PLC	5,403	27,675
Bank of Ireland Group PLC	1,735	13,290
CRH PLC	1,675	54,824
Glanbia PLC	485	8,360
Kerry Group PLC Class A	137	15,157
Kingspan Group PLC	193	9,003
Paddy Power Betfair PLC	190	16,220
Smurfit Kappa Group PLC	499	19,741

Total Ireland		164,270

Italy - 11.0%
A2A SpA	11,693	20,304
ACEA SpA	802	12,026
Amplifon SpA	294	6,536
Anima Holding SpA(a)	1,301	6,398
Assicurazioni Generali SpA	7,742	133,806
ASTM SpA	282	6,112
Atlantia SpA	3,674	76,258
Autogrill SpA	516	5,277
Azimut Holding SpA	994	15,009
Banca Farmafactoring SpA(a)	1,458	8,738
Banca Generali SpA	460	11,904
Banca IFIS SpA	200	4,507
Banca Mediolanum SpA	4,356	29,649
Banca Popolare di Sondrio SCPA	1,170	4,465
BPER Banca	1,310	6,068
Brembo SpA	376	4,926
Brunello Cucinelli SpA	106	4,131
Buzzi Unicem SpA	253	5,254
Cerved Group SpA	698	7,528
Credito Emiliano SpA	1,293	8,500
Datalogic SpA	146	5,282
De’ Longhi SpA	625	19,644
Ei Towers SpA	166	10,952
Enav SpA(a)	1,690	8,240
Enel SpA	36,778	188,470
Eni SpA	17,219	325,638
Ferrari N.V.	108	14,877
FinecoBank Banca Fineco SpA	1,221	16,330
Gima TT SpA(a)	275	3,461
Hera SpA	4,024	12,535
IMA Industria Macchine Automatiche SpA	103	8,632
Infrastrutture Wireless Italiane SpA(a)	1,521	11,280
Interpump Group SpA	168	5,503
Intesa Sanpaolo SpA	105,312	269,226
Iren SpA	3,592	8,820
Italgas SpA	3,713	20,157
Leonardo SpA	960	11,574
Luxottica Group SpA	849	57,707
Maire Tecnimont SpA	1,096	4,937
MARR SpA	205	6,015
Mediobanca Banca di Credito Finanziario SpA	3,206	32,039
Poste Italiane SpA(a)	5,162	41,262
Prysmian SpA	309	7,200
RAI Way SpA(a)	1,042	5,295
Recordati SpA	548	18,560
Reply SpA	63	4,336
Salvatore Ferragamo SpA	300	7,188
Saras SpA	5,488	11,748
Snam SpA	17,962	74,877
Societa Cattolica di Assicurazioni SC	744	6,403
Societa Iniziative Autostradali e Servizi SpA	677	10,026
Technogym SpA(a)	352	4,322
Telecom Italia SpA RSP	29,101	15,663
Terna Rete Elettrica Nazionale SpA	7,101	37,948
Tod’s SpA(b)	92	6,278
UniCredit SpA	4,051	60,999
Unione di Banche Italiane SpA	3,470	13,929
Unipol Gruppo SpA	2,969	13,228
UnipolSai Assicurazioni SpA	19,206	45,285

Total Italy		1,803,262

Netherlands - 7.5%
Aalberts Industries N.V.	243	10,353
ABN AMRO Group N.V. CVA(a)	4,979	135,614
Aegon N.V.	9,570	62,114
Akzo Nobel N.V.	787	73,622
ASML Holding N.V.	275	51,393
ASR Nederland N.V.	619	29,521
BE Semiconductor Industries N.V.	658	13,887
Boskalis Westminster	522	16,437
Corbion N.V.	202	6,569
Euronext N.V.(a)	214	14,081
EXOR N.V.	169	11,350
GrandVision N.V.(a)	349	8,594
Heineken Holding N.V.	493	44,664
Heineken N.V.	919	86,205
IMCD N.V.	97	7,554
ING Groep N.V.	16,943	220,093
Koninklijke Ahold Delhaize N.V.	3,406	78,132
Koninklijke DSM N.V.	260	27,553
Koninklijke KPN N.V.	18,722	49,406
Koninklijke Philips N.V.	1,860	84,763
Koninklijke Volkerwessels N.V.	387	8,136
Koninklijke Vopak N.V.	264	13,014
NN Group N.V.	1,383	61,732
PostNL N.V.	3,026	10,825
Randstad N.V.	709	37,865
SBM Offshore N.V.	432	7,822
Signify N.V.(a)	686	17,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2018

Investments	Shares	Value
Sligro Food Group N.V.	143	$6,112
TKH Group N.V. CVA	122	6,873
Wessanen	13	159
Wolters Kluwer N.V.	344	21,448

Total Netherlands		1,223,659

Portugal - 1.3%
Altri, SGPS, S.A.	876	8,404
EDP - Energias de Portugal S.A.	16,902	62,390
Galp Energia, SGPS, S.A.	2,897	57,506
Jeronimo Martins, SGPS, S.A.	2,784	41,018
NOS, SGPS, S.A.	3,618	21,684
REN - Redes Energeticas Nacionais, SGPS, S.A.	3,110	8,778
Sonae, SGPS, S.A.	9,230	9,568

Total Portugal		209,348

Spain - 13.7%
Acciona S.A.	243	22,032
Acerinox S.A.	819	11,720
ACS Actividades de Construccion y Servicios S.A.	917	39,068
Aena SME S.A.(a)	569	98,804
Amadeus IT Group S.A.	493	45,821
Applus Services S.A.	422	6,009
Atresmedia Corp. de Medios de Comunicacion S.A.	270	1,678
Banco Bilbao Vizcaya Argentaria S.A.	20,794	132,596
Banco de Sabadell S.A.	23,496	36,542
Banco Santander S.A.	61,870	311,558
Bankia S.A.	7,213	28,292
Bankinter S.A.	2,382	21,945
Bolsas y Mercados Espanoles SHMSF S.A.	414	13,387
CaixaBank S.A.	20,632	94,371
Cellnex Telecom S.A.(a)	251	6,598
Cia de Distribucion Integral Logista Holdings S.A.	558	14,336
Cie Automotive S.A.	263	8,236
Distribuidora Internacional de Alimentacion S.A.(b)	2,590	6,017
Ebro Foods S.A.	440	9,613
Enagas S.A.	1,357	36,646
Ence Energia y Celulosa S.A.	850	8,639
Endesa S.A.	6,789	146,748
Euskaltel S.A.(a)	853	6,712
Faes Farma S.A.	1,383	5,847
Ferrovial S.A.	2,814	58,407
Grifols S.A.	583	16,428
Grupo Catalana Occidente S.A.	242	10,541
Iberdrola S.A.	29,034	213,736
Industria de Diseno Textil S.A.	6,818	206,768
Mapfre S.A.	10,746	33,725
Mediaset Espana Comunicacion S.A.	2,633	19,236
Melia Hotels International S.A.	413	4,624
Naturgy Energy Group S.A.	4,243	115,863
NH Hotel Group S.A.	588	4,292
Obrascon Huarte Lain S.A.(b)	3,342	6,665
Papeles y Cartones de Europa S.A.	291	5,651
Prosegur Cash S.A.(a)	3,072	6,737
Prosegur Cia de Seguridad S.A.	1,304	8,103
Red Electrica Corp. S.A.	2,595	54,374
Repsol S.A.	6,619	131,964
Siemens Gamesa Renewable Energy S.A.*	600	7,596
Tecnicas Reunidas S.A.(b)	319	9,822
Telefonica S.A.	23,534	186,368
Unicaja Banco S.A.(a)	4,034	6,583
Viscofan S.A.	165	12,035
Zardoya Otis S.A.	1,904	17,758

Total Spain		2,250,491

United Kingdom - 1.7%
Unilever N.V. CVA	4,888	272,317

TOTAL COMMON STOCKS (Cost: $16,755,167)		16,337,472

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $77,186)(d)	77,186	77,186

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $16,832,353)		16,414,658
Other Assets less Liabilities - (0.2)%		(34,799)

NET ASSETS - 100.0%		$16,379,859

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $87,645. The Fund also had securities on loan having a total market value of $5,525 that were sold and pending settlement. The total market value of the collateral held by the Fund was $98,039. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,853.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	2,320,395	USD	1,990,245	EUR	$8,726	$—
Citibank N.A.	10/2/2018	570,807	EUR	662,972	USD	20	—
Citibank N.A.	10/2/2018	2,320,395	USD	1,990,158	EUR	8,827	—
Citibank N.A.	11/2/2018	666,285	USD	572,275	EUR	—	(20)
Credit Suisse International	10/2/2018	2,473,353	EUR	2,872,871	USD	—	(73)
Credit Suisse International	11/2/2018	2,887,220	USD	2,479,793	EUR	—	(26)
Goldman Sachs	10/2/2018	1,997,707	EUR	2,320,395	USD	—	(59)
Goldman Sachs	10/2/2018	2,320,395	USD	1,990,163	EUR	8,821	—
Goldman Sachs	11/2/2018	2,331,985	USD	2,002,857	EUR	39	—
Royal Bank of Canada	10/2/2018	1,997,728	EUR	2,320,395	USD	—	(35)
Royal Bank of Canada	11/2/2018	2,331,985	USD	2,002,894	EUR	—	(3)
State Street Bank and Trust	10/2/2018	2,320,395	USD	1,990,177	EUR	8,805	—
UBS AG	10/2/2018	2,473,366	EUR	2,872,871	USD	—	(58)
UBS AG	10/2/2018	1,767,924	USD	1,516,343	EUR	6,692	—
UBS AG	10/2/2018	5,860	USD	5,048	EUR	—	(3)
UBS AG	11/2/2018	2,887,220	USD	2,479,816	EUR	—	(53)

						$41,930	$(330)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 7.2%
AGL Energy Ltd.	13,664	$192,789
Alumina Ltd.	94,804	190,009
Amcor Ltd.	22,280	220,531
AMP Ltd.	106,398	245,580
Ansell Ltd.	2,660	48,597
Aristocrat Leisure Ltd.	11,060	227,590
Asaleo Care Ltd.	38,537	20,216
ASX Ltd.	3,988	183,692
Aurizon Holdings Ltd.	48,140	143,158
Australia & New Zealand Banking Group Ltd.	59,236	1,207,801
Bank of Queensland Ltd.	13,533	107,906
Beach Energy Ltd.	114,182	176,799
Bendigo & Adelaide Bank Ltd.	13,101	101,902
BHP Billiton Ltd.	47,311	1,185,450
Boral Ltd.	21,269	106,339
Brambles Ltd.	24,677	194,620
Brickworks Ltd.	2,945	37,333
carsales.com Ltd.	7,971	83,397
CIMIC Group Ltd.	4,740	176,146
Cleanaway Waste Management Ltd.	80,382	109,342
Cochlear Ltd.	647	93,927
Commonwealth Bank of Australia	37,160	1,920,010
Computershare Ltd.	11,634	167,935
Crown Resorts Ltd.	12,976	128,533
CSL Ltd.	2,832	412,093
CSR Ltd.	20,675	56,397
Downer EDI Ltd.	20,117	114,844
Fortescue Metals Group Ltd.	94,634	268,412
Genworth Mortgage Insurance Australia Ltd.(a)	20,645	36,747
GrainCorp Ltd. Class A	7,535	43,070
Harvey Norman Holdings Ltd.(a)	41,286	105,151
Healthscope Ltd.	31,235	47,460
Incitec Pivot Ltd.	28,243	81,332
Insurance Australia Group Ltd.	62,816	332,698
IOOF Holdings Ltd.	9,692	57,083
Macquarie Group Ltd.	5,795	528,482
Medibank Pvt Ltd.	61,468	129,423
National Australia Bank Ltd.	68,030	1,368,895
Newcrest Mining Ltd.	8,108	113,870
NIB Holdings Ltd.	14,900	63,068
Nine Entertainment Co. Holdings Ltd.(a)	74,725	122,192
Orica Ltd.	10,119	124,687
Orora Ltd.	52,261	125,541
Perpetual Ltd.	1,951	60,094
Premier Investments Ltd.	7,197	96,337
QBE Insurance Group Ltd.	22,763	183,148
Qube Holdings Ltd.(a)	39,699	78,417
REA Group Ltd.	2,329	144,805
Rio Tinto Ltd.	8,787	500,743
Sonic Healthcare Ltd.	8,006	144,297
South32 Ltd.	75,740	214,823
Steadfast Group Ltd.	37,953	78,264
Suncorp Group Ltd.	25,961	271,618
Tabcorp Holdings Ltd.	35,180	123,963
Telstra Corp., Ltd.	398,729	920,317
Treasury Wine Estates Ltd.	6,768	85,648
Washington H Soul Pattinson & Co., Ltd.	9,618	180,658
Wesfarmers Ltd.	21,599	779,054
Westpac Banking Corp.	77,148	1,559,065
Woodside Petroleum Ltd.	13,703	382,513
Woolworths Group Ltd.	21,624	439,341

Total Australia		17,644,152

Austria - 0.5%
Andritz AG	1,154	67,354
Erste Group Bank AG*	4,047	168,187
EVN AG	11,804	231,430
Lenzing AG	440	46,021
OMV AG	6,220	349,595
Voestalpine AG	5,053	231,241

Total Austria		1,093,828

Belgium - 1.8%
Ackermans & van Haaren N.V.	1,013	176,372
Ageas	4,578	246,246
Anheuser-Busch InBev S.A./N.V.	28,531	2,492,696
Bekaert S.A.	1,116	27,765
bpost S.A.	15,855	257,450
Colruyt S.A.(a)	2,443	138,330
Elia System Operator S.A./N.V.	2,324	149,813
KBC Group N.V.	6,262	466,219
Proximus SADP	14,003	334,723
Solvay S.A.	1,067	143,142

Total Belgium		4,432,756

China - 3.1%
Beijing Enterprises Holdings Ltd.	29,000	162,699
China Everbright International Ltd.	98,666	85,238
China Jinmao Holdings Group Ltd.	254,000	115,559
China Mobile Ltd.	360,500	3,554,368
China Overseas Land & Investment Ltd.	130,000	407,034
China Power International Development Ltd.	448,666	99,769
China Resources Power Holdings Co., Ltd.	142,000	251,157
CITIC Ltd.	306,000	455,975
CNOOC Ltd.	638,000	1,263,786
Fosun International Ltd.	83,000	146,379
Guangdong Investment Ltd.	194,000	344,618
Guotai Junan International Holdings Ltd.(a)	262,000	45,872
Lenovo Group Ltd.	304,000	222,224
Shanghai Industrial Holdings Ltd.	41,000	90,856
Sino-Ocean Group Holding Ltd.	314,500	138,663
Sun Art Retail Group Ltd.	121,500	158,068

Total China		7,542,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
Denmark - 1.3%
AP Moller - Maersk A/S Class B	61	$85,699
Coloplast A/S Class B	2,660	272,117
Danske Bank A/S	14,228	373,853
DSV A/S	997	90,688
GN Store Nord A/S	2,327	113,408
ISS A/S	1,972	69,416
Novo Nordisk A/S Class B	20,303	956,276
Novozymes A/S Class B	1,192	65,464
Orsted A/S(b)	4,046	274,949
Pandora A/S	1,335	83,402
Rockwool International A/S Class B	332	142,204
Royal Unibrew A/S	3,424	282,118
SimCorp A/S	1,253	108,509
Tryg A/S	10,459	260,483
Vestas Wind Systems A/S	1,664	112,586

Total Denmark		3,291,172

Finland - 1.5%
Elisa Oyj	4,295	182,235
F-Secure Oyj	10,814	39,063
Fortum Oyj	27,169	681,311
Kesko Oyj Class B	2,739	148,855
Kone Oyj Class B	5,875	314,032
Metso Oyj	2,604	92,370
Neste Oyj	3,816	315,578
Nokia Oyj	81,546	452,457
Nokian Renkaat Oyj	2,149	88,086
Orion Oyj Class B	2,445	92,636
Outokumpu Oyj	7,668	45,102
Sampo Oyj Class A	9,006	466,537
Tieto Oyj	2,754	85,215
UPM-Kymmene Oyj	9,227	362,240
Valmet Oyj	2,739	61,114
Wartsila Oyj Abp(a)	5,994	116,892
YIT Oyj(a)	14,194	99,413

Total Finland		3,643,136

France - 11.0%
Accor S.A.	3,437	176,530
Aeroports de Paris	1,038	233,773
Air Liquide S.A.	3,219	423,614
Airbus SE	6,274	788,335
ALD S.A.(b)	4,941	90,389
Amundi S.A.(b)	2,503	187,633
Arkema S.A.	569	70,517
AXA S.A.	45,603	1,226,206
BioMerieux	633	52,789
BNP Paribas S.A.	22,863	1,399,733
Bollore S.A.	14,132	61,061
Bouygues S.A.	5,931	256,472
Bureau Veritas S.A.	3,814	98,478
Capgemini SE	1,507	189,741
Carrefour S.A.	13,784	264,167
Casino Guichard Perrachon S.A.(a)	5,522	232,308
Christian Dior SE	1,419	608,174
Cie de Saint-Gobain	7,037	303,604
Cie Generale des Etablissements Michelin SCA	2,051	245,251
CNP Assurances	9,803	236,377
Credit Agricole S.A.	52,619	756,994
Danone S.A.	7,283	564,229
Dassault Systemes SE	1,752	261,999
Edenred	5,288	201,642
Electricite de France S.A.	47,421	833,077
Engie S.A.	44,100	648,728
Essilor International Cie Generale d’Optique S.A.	1,152	170,534
Eutelsat Communications S.A.	6,968	164,780
Gaztransport Et Technigaz S.A.	996	75,543
Hermes International	545	361,200
Iliad S.A.	231	30,184
Imerys S.A.	887	65,524
Ipsen S.A.	1,227	206,363
JCDecaux S.A.	2,256	82,541
Kering S.A.	1,002	537,337
Klepierre S.A.	4,730	167,729
L’Oreal S.A.	4,284	1,033,487
Legrand S.A.	2,594	189,152
LVMH Moet Hennessy Louis Vuitton SE	3,726	1,318,232
Metropole Television S.A.	4,616	93,075
Natixis S.A.	55,162	374,429
Nexity S.A.	1,158	63,996
Orange S.A.	42,945	685,110
Pernod Ricard S.A.	1,670	274,080
Peugeot S.A.	7,973	215,125
Publicis Groupe S.A.	3,220	192,537
Remy Cointreau S.A.	898	117,028
Renault S.A.	4,462	386,105
Rexel S.A.	3,728	56,009
Rubis SCA	1,323	71,639
Safran S.A.	4,078	571,707
Sanofi	20,745	1,844,737
Schneider Electric SE	6,717	540,664
SCOR SE	4,753	220,824
Societe BIC S.A.	731	66,948
Societe Generale S.A.	15,738	675,800
Sodexo S.A.	1,789	189,797
SPIE S.A.(a)	4,539	90,363
Suez	12,925	183,752
Teleperformance	997	188,177
Television Francaise 1	6,150	64,932
Thales S.A.	2,139	303,972
TOTAL S.A.	45,743	2,966,806
Unibail-Rodamco-Westfield	1,583	318,492
Valeo S.A.	2,080	90,355
Veolia Environnement S.A.	7,556	150,864
Vicat S.A.	445	27,110
Vinci S.A.	7,563	720,498
Vivendi S.A.	17,385	447,671
Wendel S.A.	392	58,370

Total France		27,065,399

Germany - 8.0%
1&1 Drillisch AG	1,991	96,896
Aareal Bank AG	2,485	103,966
adidas AG	1,140	279,255
Allianz SE Registered Shares	6,525	1,455,127
AURELIUS Equity Opportunities SE & Co. KGaA	1,019	53,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
Aurubis AG	498	$34,844
Axel Springer SE	2,088	140,541
BASF SE	11,763	1,045,881
Bayer AG Registered Shares	8,943	794,732
Bayerische Motoren Werke AG	9,954	898,449
BayWa AG	1,326	44,202
Bechtle AG	1,676	170,237
Beiersdorf AG	2,183	246,405
Brenntag AG	1,579	97,496
Carl Zeiss Meditec AG Bearer Shares	2,388	201,090
CECONOMY AG	7,169	50,660
Comdirect Bank AG	3,110	39,879
Continental AG	1,542	268,565
Covestro AG(b)	2,342	190,035
CTS Eventim AG & Co. KGaA	2,501	112,188
Daimler AG Registered Shares	23,829	1,504,265
Deutsche Bank AG Registered Shares	10,186	116,275
Deutsche Boerse AG	1,565	209,768
Deutsche Lufthansa AG Registered Shares	7,224	177,547
Deutsche Post AG Registered Shares	18,030	643,124
Deutsche Telekom AG Registered Shares	83,828	1,351,929
Deutsche Wohnen SE Bearer Shares	4,641	222,736
DMG MORI AG	811	41,588
Duerr AG	688	30,982
E.ON SE	28,293	288,531
Evonik Industries AG	5,779	207,075
Fielmann AG	1,631	98,225
Fraport AG Frankfurt Airport Services Worldwide	1,314	116,145
Freenet AG	3,677	88,406
Fresenius SE & Co. KGaA	2,219	162,993
GEA Group AG	2,245	80,000
Hamburger Hafen und Logistik AG	2,144	50,403
Hannover Rueck SE	1,687	238,465
HeidelbergCement AG	2,050	160,294
Henkel AG & Co. KGaA	1,893	201,073
Hochtief AG	626	103,830
Hugo Boss AG	1,339	103,144
Indus Holding AG	689	42,815
Infineon Technologies AG	3,295	74,897
Innogy SE*	9,944	422,151
K+S AG Registered Shares	2,349	49,329
Krones AG	561	58,872
LANXESS AG	641	46,964
LEG Immobilien AG	1,105	131,234
Linde AG	2,445	578,481
MAN SE	1,473	160,225
Merck KGaA	986	101,926
METRO AG	19,936	312,601
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	2,793	618,806
OSRAM Licht AG	1,020	40,589
ProSiebenSat.1 Media SE	7,489	194,585
RWE AG	6,000	148,091
SAP SE	7,547	929,179
Siemens AG Registered Shares	10,275	1,316,843
Software AG	1,612	73,508
Suedzucker AG	6,225	82,751
Talanx AG	3,463	131,689
Telefonica Deutschland Holding AG	77,241	326,654
ThyssenKrupp AG	2,723	68,758
TUI AG	14,821	284,987
Uniper SE	4,906	151,062
Volkswagen AG	2,480	432,366
Vossloh AG	895	46,623
Wacker Chemie AG	567	71,323
Wirecard AG	405	87,825

Total Germany		19,506,327

Hong Kong - 2.5%
AIA Group Ltd.	81,000	723,575
Bank of East Asia Ltd. (The)	32,600	121,653
BOC Hong Kong Holdings Ltd.	110,500	525,323
CLP Holdings Ltd.	33,000	386,516
Dah Sing Banking Group Ltd.	30,800	61,955
Hang Lung Group Ltd.	39,000	103,669
Hang Lung Properties Ltd.	65,000	127,094
Hang Seng Bank Ltd.	22,200	603,167
Henderson Land Development Co., Ltd.	50,000	251,441
Hong Kong & China Gas Co., Ltd.	223,103	443,075
Hong Kong Exchanges & Clearing Ltd.	12,367	354,025
Hopewell Holdings Ltd.	7,000	23,036
MTR Corp., Ltd.	55,000	289,588
New World Development Co., Ltd.	195,010	266,164
PCCW Ltd.	223,000	129,954
Power Assets Holdings Ltd.	45,500	316,905
Sino Land Co., Ltd.	80,000	137,203
Sun Hung Kai Properties Ltd.	45,000	655,599
Swire Pacific Ltd. Class B	30,000	53,061
Techtronic Industries Co., Ltd.	37,500	239,620
Wharf Holdings Ltd. (The)	73,000	198,712
Wheelock & Co., Ltd.	16,000	96,001

Total Hong Kong		6,107,336

Ireland - 0.3%
AIB Group PLC	24,202	123,968
CRH PLC	7,694	251,833
DCC PLC	990	89,919
Grafton Group PLC	3,738	36,924
Irish Continental Group PLC	6,387	38,576
Paddy Power Betfair PLC	950	81,102
Smurfit Kappa Group PLC	3,902	154,366

Total Ireland		776,688

Israel - 0.5%
Bank Hapoalim BM	20,722	151,816
Bezeq Israeli Telecommunication Corp., Ltd.	181,224	208,476
Carasso Motors Ltd.	17,822	93,467
First International Bank of Israel Ltd.	4,622	104,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
Frutarom Industries Ltd.	830	$85,940
Harel Insurance Investments & Financial Services Ltd.	18,966	145,836
Israel Chemicals Ltd.	30,395	185,570
Mediterranean Towers Ltd.	29,569	53,556
Mizrahi Tefahot Bank Ltd.	5,249	91,983
Strauss Group Ltd.	5,291	116,393

Total Israel		1,237,382

Italy - 3.3%
A2A SpA	67,845	117,809
ACEA SpA	4,565	68,452
Ascopiave SpA	19,310	67,958
Assicurazioni Generali SpA	30,017	518,787
Atlantia SpA	15,663	325,101
Azimut Holding SpA(a)	3,939	59,477
Banca Generali SpA	2,498	64,644
Banca Mediolanum SpA	17,897	121,814
BPER Banca	8,031	37,200
Brembo SpA	4,265	55,879
Credito Emiliano SpA	10,846	71,303
Davide Campari-Milano SpA	8,634	73,558
De’ Longhi SpA	2,799	87,973
DiaSorin SpA	1,599	168,266
Ei Towers SpA	901	59,442
Enav SpA(b)	30,828	150,317
Enel SpA	158,056	809,964
Eni SpA	61,994	1,172,402
FinecoBank Banca Fineco SpA	10,482	140,193
Hera SpA	22,953	71,502
Infrastrutture Wireless Italiane SpA(b)	21,615	160,301
Intesa Sanpaolo SpA	487,250	1,245,635
Iren SpA	59,627	146,409
Italgas SpA	15,052	81,715
Leonardo SpA	5,664	68,287
Luxottica Group SpA	3,502	238,034
Mediobanca Banca di Credito Finanziario SpA	21,295	212,812
Parmalat SpA	33,576	110,756
Poste Italiane SpA(b)	24,667	197,174
Prysmian SpA	3,409	79,429
Recordati SpA	3,015	102,116
Snam SpA	56,670	236,236
Societa Cattolica di Assicurazioni SC	5,230	45,013
Societa Iniziative Autostradali e Servizi SpA	10,113	149,765
Telecom Italia SpA RSP	110,111	59,266
Terna Rete Elettrica Nazionale SpA	35,367	189,003
UniCredit SpA	17,947	270,240
Unione di Banche Italiane SpA(a)	20,400	81,888
Unipol Gruppo SpA	16,848	75,066
UnipolSai Assicurazioni SpA	67,562	159,301

Total Italy		8,150,487

Japan - 17.7%
Aichi Steel Corp.	1,200	45,798
Aisin Seiki Co., Ltd.	4,200	204,481
AIT Corp.	9,400	87,806
Alinco, Inc.	6,900	66,397
Alpen Co., Ltd.	9,400	166,756
Amada Holdings Co., Ltd.	14,600	155,917
ANA Holdings, Inc.	3,000	104,855
Astellas Pharma, Inc.	19,400	338,520
Bank of Kyoto Ltd. (The)(a)	5,200	271,480
Bank of Nagoya Ltd. (The)(a)	3,400	114,346
Benesse Holdings, Inc.	6,100	173,733
Bridgestone Corp.	11,100	419,530
Canon, Inc.	24,000	762,777
Cawachi Ltd.	5,400	109,821
Chiba Bank Ltd. (The)	19,300	131,855
Chukyo Bank Ltd. (The)	4,900	99,437
Dai-ichi Life Holdings, Inc.	13,700	285,314
Daido Steel Co., Ltd.(a)	4,000	194,392
Daiichi Sankyo Co., Ltd.	7,500	325,197
Daiken Medical Co., Ltd.	12,400	92,248
Daito Trust Construction Co., Ltd.	1,300	167,271
Daiwa House Industry Co., Ltd.	9,400	278,727
Daiwa Securities Group, Inc.	40,200	244,630
Denso Corp.	6,900	364,424
Dowa Holdings Co., Ltd.	1,700	54,030
Eagle Industry Co., Ltd.	4,800	62,543
Eisai Co., Ltd.	4,300	418,700
FamilyMart UNY Holdings Co., Ltd.	100	10,415
FANUC Corp.	2,600	490,311
Fast Retailing Co., Ltd.	900	458,934
FUJIFILM Holdings Corp.	6,100	274,697
Fujitsu Ltd.	4,300	306,491
Fukuoka Financial Group, Inc.	6,400	176,080
Geostr Corp.	20,900	107,274
Glory Ltd.	3,600	88,015
Goldcrest Co., Ltd.	3,900	63,795
Gunma Bank Ltd. (The)	19,000	97,856
Hachijuni Bank Ltd. (The)	23,600	108,250
Hiday Hidaka Corp.	6,660	134,039
Hino Motors Ltd.	9,900	108,426
Hitachi Chemical Co., Ltd.	6,700	136,436
Hitachi Ltd.	12,200	414,597
Hitachi Metals Ltd.	2,000	24,774
Hokkan Holdings Ltd.	8,400	174,530
Hokuhoku Financial Group, Inc.	5,700	80,142
Honda Motor Co., Ltd.	23,300	705,451
Hulic Co., Ltd.	10,700	105,036
Idemitsu Kosan Co., Ltd.	6,100	322,763
Isetan Mitsukoshi Holdings Ltd.	15,100	185,451
Isuzu Motors Ltd.	14,800	233,365
ITOCHU Corp.	29,300	536,550
Iyo Bank Ltd. (The)	12,200	76,260
J. Front Retailing Co., Ltd.	10,600	164,527
Japan Airlines Co., Ltd.	4,800	172,586
Japan Post Holdings Co., Ltd.	64,200	764,171
Japan Post Insurance Co., Ltd.	6,900	163,593
Japan Tobacco, Inc.	36,100	942,665
JFE Holdings, Inc.	7,400	169,845
JSR Corp.	6,200	115,774
JXTG Holdings, Inc.	49,900	377,067
Kajima Corp.	9,000	130,818
Kawasaki Heavy Industries Ltd.	3,900	110,045
KDDI Corp.	31,600	873,288
Keihanshin Building Co., Ltd.	16,900	128,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
Keiyo Co., Ltd.(a)	18,700	$90,549
Komatsu Ltd.	16,800	511,166
Konica Minolta, Inc.	12,100	128,686
Kubota Corp.	9,300	158,105
Kuraray Co., Ltd.	9,900	148,868
Kurimoto Ltd.	2,500	41,203
Kyoritsu Printing Co., Ltd.	26,300	78,957
Kyushu Railway Co.	1,300	39,600
Lawson, Inc.	3,000	182,771
LIXIL Group Corp.	7,700	148,326
Marubeni Corp.	37,300	341,524
Mazda Motor Corp.(a)	14,300	171,723
McDonald’s Holdings Co., Japan Ltd.	5,000	219,659
Michinoku Bank Ltd. (The)(a)	10,800	170,484
MINEBEA MITSUMI, Inc.	9,400	170,480
Mitsubishi Chemical Holdings Corp.	36,700	351,378
Mitsubishi Corp.	28,400	875,366
Mitsubishi Electric Corp.	26,700	365,881
Mitsubishi Heavy Industries Ltd.	5,500	212,427
Mitsubishi Logistics Corp.	6,800	175,770
Mitsubishi Materials Corp.	4,700	140,481
Mitsubishi Motors Corp.	15,800	111,561
Mitsubishi Tanabe Pharma Corp.	9,700	162,257
Mitsubishi UFJ Financial Group, Inc.	148,600	927,695
Mitsui Mining & Smelting Co., Ltd.	2,500	72,413
Mizuho Financial Group, Inc.	345,100	602,182
Modec, Inc.	7,500	245,301
MOS Food Services, Inc.(a)	4,200	109,599
MS&AD Insurance Group Holdings, Inc.	7,400	247,177
MTI Ltd.	11,900	65,899
Murata Manufacturing Co., Ltd.	2,100	322,899
Nachi-Fujikoshi Corp.(a)	6,100	300,207
Nagaileben Co., Ltd.	3,000	71,735
Nakanishi, Inc.	9,700	201,882
NGK Spark Plug Co., Ltd.	7,400	215,645
Nihon Yamamura Glass Co., Ltd.	5,400	87,286
Nintendo Co., Ltd.	300	109,504
Nippon Kayaku Co., Ltd.(a)	11,400	135,594
Nippon Light Metal Holdings Co., Ltd.	23,400	52,327
Nippon Paper Industries Co., Ltd.	8,900	163,841
Nippon Steel & Sumitomo Metal Corp.	15,000	317,406
Nippon Telegraph & Telephone Corp.	25,900	1,170,214
Nissan Motor Co., Ltd.	87,200	816,456
Nitto Denko Corp.	1,400	104,965
NOK Corp.(a)	7,100	121,954
Nomura Holdings, Inc.	76,500	365,511
Nomura Real Estate Holdings, Inc.	5,100	103,001
NSK Ltd.	11,700	134,115
NTN Corp.(a)	34,400	140,828
NTT DOCOMO, Inc.	56,500	1,519,633
Obayashi Corp.	11,300	107,046
Oji Holdings Corp.	48,000	348,638
Oki Electric Industry Co., Ltd.	8,800	115,670
Okumura Corp.	3,600	112,990
Ono Pharmaceutical Co., Ltd.	5,500	155,676
Otsuka Holdings Co., Ltd.	5,300	267,228
Panasonic Corp.	32,300	376,362
Park24 Co., Ltd.	2,200	66,532
Raysum Co., Ltd.	8,800	123,805
Resona Holdings, Inc.	40,900	229,841
Ricoh Co., Ltd.	9,400	100,964
SAMTY Co., Ltd.(a)	4,300	62,313
SBI Holdings, Inc.	3,400	105,665
Sega Sammy Holdings, Inc.	10,700	157,789
Seiko Holdings Corp.(a)	6,000	169,036
Sekisui House Ltd.	13,700	208,965
Seven & I Holdings Co., Ltd.	9,000	400,933
Shin-Etsu Chemical Co., Ltd.	4,400	389,893
SoftBank Group Corp.	5,500	555,399
Sojitz Corp.	75,300	271,805
Sompo Holdings, Inc.	9,800	417,504
Sony Financial Holdings, Inc.	9,600	211,634
Sparx Group Co., Ltd.	40,600	106,160
Subaru Corp.	21,200	649,522
SUMCO Corp.	7,400	107,366
Sumitomo Chemical Co., Ltd.	30,000	175,639
Sumitomo Corp.	21,200	353,598
Sumitomo Electric Industries Ltd.	12,000	188,264
Sumitomo Metal Mining Co., Ltd.(a)	7,400	259,686
Sumitomo Mitsui Financial Group, Inc.	23,200	936,701
Sumitomo Mitsui Trust Holdings, Inc.	9,700	399,324
Sumitomo Rubber Industries Ltd.(a)	6,300	94,568
Suzuki Motor Corp.	6,900	395,344
T&D Holdings, Inc.	11,000	181,582
Takara Standard Co., Ltd.	5,700	99,813
Takeda Pharmaceutical Co., Ltd.(a)	13,400	573,468
Tochigi Bank Ltd. (The)	36,300	121,442
Tokai Tokyo Financial Holdings, Inc.	36,200	208,432
Tokio Marine Holdings, Inc.	9,200	456,578
Tokyo Electron Device Ltd.	2,800	47,774
Tokyo Electron Ltd.	3,700	508,491
Tokyu Fudosan Holdings Corp.	16,700	116,445
Toray Industries, Inc.	17,800	133,753
Toyo Tire & Rubber Co., Ltd.(a)	3,900	70,285
Toyota Motor Corp.	40,074	2,503,192
UACJ Corp.(a)	1,700	40,725
Unizo Holdings Co., Ltd.	6,900	133,037
Yamaha Corp.	5,700	302,100
Yamaha Motor Co., Ltd.	6,300	176,656
Yokohama Rubber Co., Ltd. (The)	9,400	202,673

Total Japan		43,494,800

Netherlands - 2.2%
Aalberts Industries N.V.	1,163	49,548
ABN AMRO Group N.V. CVA(b)	18,778	511,460
Aegon N.V.	34,732	225,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
Akzo Nobel N.V.	2,585	$241,819
Arcadis N.V.	1,452	24,302
ASM International N.V.	1,594	82,555
ASML Holding N.V.	1,481	276,777
BE Semiconductor Industries N.V.	1,416	29,884
BinckBank N.V.	6,643	40,971
Boskalis Westminster	2,326	73,242
Brunel International N.V.	2,412	34,907
Corbion N.V.	1,557	50,637
Heineken Holding N.V.	1,435	130,007
Heineken N.V.	3,734	350,259
IMCD N.V.	1,129	87,925
ING Groep N.V.	68,850	894,376
Koninklijke Ahold Delhaize N.V.	15,037	344,943
Koninklijke DSM N.V.	1,763	186,834
Koninklijke KPN N.V.	76,213	201,121
Koninklijke Philips N.V.	10,908	497,093
Koninklijke Volkerwessels N.V.	3,093	65,025
NN Group N.V.	7,071	315,624
PostNL N.V.	24,573	87,908
Randstad N.V.	2,721	145,317
Signify N.V.(b)	2,874	74,441
Wessanen	3,231	39,517
Wolters Kluwer N.V.	4,539	283,003

Total Netherlands		5,344,922

New Zealand - 0.5%
Abano Healthcare Group Ltd.	9,897	55,770
Contact Energy Ltd.	33,348	128,890
Freightways Ltd.	18,598	96,417
Genesis Energy Ltd.	63,345	108,556
Mainfreight Ltd.	5,215	104,445
Mercury NZ Ltd.	51,252	114,334
Metlifecare Ltd.	18,943	81,629
Port of Tauranga Ltd.	41,996	145,610
Sanford Ltd.	15,999	84,640
SKY Network Television Ltd.	25,765	37,578
Tegel Group Holdings Ltd.	105,335	85,893
Trustpower Ltd.	14,155	58,463
Vector Ltd.	44,255	101,219

Total New Zealand		1,203,444

Norway - 1.7%
Aker ASA Class A	2,553	230,116
Aker BP ASA	8,739	370,667
American Shipping Co. ASA*	11,253	42,838
Austevoll Seafood ASA	12,674	174,625
DNB ASA	18,133	381,329
Entra ASA(a)(b)	6,102	87,671
Equinor ASA	47,955	1,351,500
Kongsberg Gruppen ASA	3,763	72,457
Leroy Seafood Group ASA	19,408	158,299
Marine Harvest ASA	14,693	340,202
Norsk Hydro ASA	29,040	174,241
Salmar ASA	3,073	153,286
SpareBank 1 SMN	11,007	122,866
SpareBank 1 SR-Bank ASA	10,991	133,620
Telenor ASA	21,955	428,946
TGS Nopec Geophysical Co. ASA	1,330	54,175

Total Norway		4,276,838

Portugal - 0.4%
EDP - Energias de Portugal S.A.	86,772	320,297
Galp Energia, SGPS, S.A.	13,679	271,529
Jeronimo Martins, SGPS, S.A.	12,324	181,577
NOS, SGPS, S.A.	15,441	92,543
REN - Redes Energeticas Nacionais, SGPS, S.A.	12,490	35,252
Semapa-Sociedade de Investimento e Gestao	5,492	109,208

Total Portugal		1,010,406

Singapore - 1.7%
Asian Pay Television Trust	155,200	36,916
Boustead Singapore Ltd.	80,400	46,780
Bukit Sembawang Estates Ltd.(a)	9,100	38,429
CapitaLand Ltd.	57,100	140,833
City Developments Ltd.	12,600	84,009
DBS Group Holdings Ltd.	29,200	557,564
Frasers Property Ltd.(a)	87,300	107,979
Hutchison Port Holdings Trust	346,900	86,725
Jardine Cycle & Carriage Ltd.	7,600	177,937
Keppel Corp., Ltd.	35,100	178,794
Keppel Infrastructure Trust	149,600	54,197
M1 Ltd.	53,200	82,155
NetLink NBN Trust	158,100	90,253
Olam International Ltd.	51,300	76,217
Oversea-Chinese Banking Corp., Ltd.	43,900	367,560
Perennial Real Estate Holdings Ltd.(a)	77,300	44,128
RHT Health Trust	79,600	43,110
SIA Engineering Co., Ltd.	23,000	49,658
Singapore Airlines Ltd.	9,200	65,582
Singapore Exchange Ltd.	16,000	86,303
Singapore Technologies Engineering Ltd.	65,100	169,617
Singapore Telecommunications Ltd.	324,600	769,718
StarHub Ltd.	108,900	149,042
United Engineers Ltd.	33,300	64,584
United Overseas Bank Ltd.	19,628	389,012
Wilmar International Ltd.	75,100	176,984

Total Singapore		4,134,086

Spain - 4.1%
Acciona S.A.	1,266	114,784
Acerinox S.A.	5,327	76,227
ACS Actividades de Construccion y Servicios S.A.	4,500	191,717
Aena SME S.A.(b)	2,375	412,405
Amadeus IT Group S.A.	4,896	455,050
Atresmedia Corp. de Medios de Comunicacion S.A.	9,021	56,057
Banco Bilbao Vizcaya Argentaria S.A.	95,039	606,029
Banco de Sabadell S.A.	101,630	158,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
Banco Santander S.A.	258,955	$1,304,015
Bankia S.A.	48,654	190,840
Bankinter S.A.	13,594	125,242
Bolsas y Mercados Espanoles SHMSF S.A.	1,124	36,346
CaixaBank S.A.	90,830	415,455
Cia de Distribucion Integral Logista Holdings S.A.	3,397	87,277
Distribuidora Internacional de Alimentacion S.A.(a)	59,523	138,272
Ebro Foods S.A.	4,237	92,569
Endesa S.A.	26,113	564,446
Ferrovial S.A.	12,991	269,641
Iberdrola S.A.	118,272	870,669
Industria de Diseno Textil S.A.	30,661	929,848
Mapfre S.A.	59,202	185,798
Mediaset Espana Comunicacion S.A.	14,612	106,753
Naturgy Energy Group S.A.	19,632	536,088
Obrascon Huarte Lain S.A.(a)	19,493	38,875
Red Electrica Corp. S.A.	10,951	229,461
Repsol S.A.	33,199	661,893
Telefonica S.A.	111,835	885,633
Viscofan S.A.	1,469	107,152
Zardoya Otis S.A.	10,141	94,583

Total Spain		9,941,185

Sweden - 3.5%
AAK AB	9,426	163,290
AF AB Class B	3,772	87,119
Assa Abloy AB Class B	8,641	173,584
Atlas Copco AB Class A	13,542	390,125
Axfood AB	6,150	115,072
Boliden AB	2,418	67,402
Bulten AB	1,031	12,428
Com Hem Holding AB	8,651	142,997
Electrolux AB Series B	5,133	113,128
Essity AB Class B	11,380	285,869
Fabege AB	15,068	208,640
Hennes & Mauritz AB Class B(a)	44,603	823,730
Husqvarna AB Class B	5,888	50,119
ICA Gruppen AB(a)	4,921	156,043
Indutrade AB	1,730	46,804
Intrum AB(a)	5,518	143,392
Investment AB Latour Class B(a)	4,743	59,146
Kinnevik AB Class B	3,733	112,957
Lifco AB Class B	1,603	71,830
Loomis AB Class B	1,831	58,925
Modern Times Group MTG AB Class B	177	6,488
NCC AB Class B(a)	3,838	67,972
Nordea Bank AB	113,316	1,234,178
Peab AB	6,825	62,431
Saab AB Class B	1,750	87,961
Sandvik AB	12,955	229,799
Securitas AB Class B	7,315	127,288
Skandinaviska Enskilda Banken AB Class A	45,758	510,618
Skanska AB Class B	8,046	157,922
SKF AB Class B	6,971	137,449
Svenska Cellulosa AB SCA Class B	7,979	90,348
Svenska Handelsbanken AB Class A	34,618	436,949
Swedbank AB Class A	24,080	596,503
Swedish Match AB	3,812	195,032
Tele2 AB Class B	8,853	106,516
Telefonaktiebolaget LM Ericsson Class B	31,786	281,932
Telia Co. AB	79,920	366,835
Thule Group AB(b)	4,158	100,523
Trelleborg AB Class B	5,264	107,284
Volvo AB Class B	23,591	416,739
Wallenstam AB Class B	10,201	96,582

Total Sweden		8,699,949

Switzerland - 7.6%
ABB Ltd. Registered Shares	29,210	693,468
Adecco Group AG Registered Shares	3,380	178,343
Baloise Holding AG Registered Shares	830	127,202
Cembra Money Bank AG	297	27,000
Cie Financiere Richemont S.A. Registered Shares	4,504	368,878
Clariant AG Registered Shares*	2,958	77,342
Coca-Cola HBC AG*	4,300	146,522
Credit Suisse Group AG Registered Shares*	18,662	281,802
DKSH Holding AG	758	51,837
EMS-Chemie Holding AG Registered Shares	183	109,598
Flughafen Zurich AG Registered Shares	403	81,854
GAM Holding AG*	18,217	129,988
Geberit AG Registered Shares	439	204,579
Givaudan S.A. Registered Shares	133	328,551
Helvetia Holding AG Registered Shares	234	143,256
Julius Baer Group Ltd.*	2,080	104,575
Kuehne + Nagel International AG Registered Shares	1,806	287,503
LafargeHolcim Ltd. Registered Shares*	8,931	442,984
Logitech International S.A. Registered Shares	3,572	160,389
Lonza Group AG Registered Shares*	788	270,250
Nestle S.A. Registered Shares	38,495	3,224,469
Novartis AG Registered Shares	37,117	3,207,079
Panalpina Welttransport Holding AG Registered Shares(a)	442	64,707
Partners Group Holding AG	281	223,954
Roche Holding AG Bearer Shares	2,881	704,323
Roche Holding AG Genusschein	10,465	2,547,148
Schindler Holding AG Participation Certificate	1,002	250,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
SGS S.A. Registered Shares	138	$365,061
Sonova Holding AG Registered Shares	695	138,957
STMicroelectronics N.V.	6,915	125,898
Straumann Holding AG Registered Shares	265	200,215
Sulzer AG Registered Shares	795	95,957
Sunrise Communications Group AG*(b)	1,231	111,972
Swatch Group AG (The) Bearer Shares	449	179,407
Swiss Life Holding AG Registered Shares*	422	160,712
Swiss Re AG	6,103	566,064
Swisscom AG Registered Shares	853	388,950
UBS Group AG Registered Shares*	50,580	802,611
Vifor Pharma AG	585	101,902
Vontobel Holding AG Registered Shares	1,165	82,652
Zurich Insurance Group AG	2,910	924,122

Total Switzerland		18,682,991

United Kingdom - 18.6%
Abcam PLC	5,215	97,385
Admiral Group PLC	5,556	150,702
Aggreko PLC	4,080	46,406
Anglo American PLC	22,129	497,211
Antofagasta PLC	12,297	137,107
Ashmore Group PLC	13,762	65,325
Associated British Foods PLC	4,785	142,893
AstraZeneca PLC	19,017	1,478,771
Aviva PLC	66,173	422,404
Babcock International Group PLC	6,817	64,273
BAE Systems PLC	43,909	360,620
Barclays PLC	90,105	201,844
Barratt Developments PLC	28,539	211,016
BBA Aviation PLC	21,218	83,174
Bellway PLC	2,864	112,567
Berkeley Group Holdings PLC	3,559	170,747
BHP Billiton PLC	34,508	752,042
Big Yellow Group PLC	8,905	106,603
Bodycote PLC	3,306	39,059
BP PLC	458,419	3,522,842
Brewin Dolphin Holdings PLC	12,477	55,808
British American Tobacco PLC	48,078	2,247,342
British Land Co. PLC (The)	11,978	96,344
Britvic PLC	6,543	66,766
BT Group PLC	293,530	862,398
Bunzl PLC	3,194	100,505
Carnival PLC	2,278	141,521
Centrica PLC	161,499	326,224
CNH Industrial N.V.	10,969	131,864
Coca-Cola European Partners PLC	5,494	248,870
Compass Group PLC	12,962	288,367
Cranswick PLC	2,494	110,058
Croda International PLC	1,752	118,850
Dechra Pharmaceuticals PLC	4,843	137,552
Derwent London PLC	922	34,351
Diageo PLC	30,152	1,069,103
Direct Line Insurance Group PLC	22,099	93,342
Dixons Carphone PLC	29,229	64,664
Drax Group PLC	9,497	48,077
DS Smith PLC	19,720	122,999
Dunelm Group PLC	6,274	44,753
easyJet PLC	5,515	94,501
Electrocomponents PLC	11,336	106,169
Elementis PLC	6,470	22,662
Essentra PLC	3,968	20,957
esure Group PLC	13,938	50,456
Evraz PLC	34,317	253,560
Fresnillo PLC	6,945	74,391
G4S PLC	30,397	95,927
Galliford Try PLC	3,019	39,802
GlaxoSmithKline PLC	104,352	2,091,280
Greene King PLC	13,828	88,395
Halfords Group PLC	11,843	48,864
Halma PLC	6,041	113,834
Hammerson PLC	13,881	82,670
Hargreaves Lansdown PLC	3,567	103,962
Hastings Group Holdings PLC(b)	39,293	132,917
Hays PLC	31,683	84,285
Hikma Pharmaceuticals PLC	3,213	77,513
HomeServe PLC	12,406	165,825
Howden Joinery Group PLC	11,642	71,187
HSBC Holdings PLC	359,209	3,137,520
IMI PLC	5,409	77,378
Imperial Brands PLC	26,360	918,149
Inchcape PLC	8,144	71,049
Informa PLC	17,529	174,229
Inmarsat PLC	15,593	101,670
International Consolidated Airlines Group S.A.	23,087	198,489
Intertek Group PLC	2,176	141,654
Intu Properties PLC(a)	66,394	133,421
Investec PLC	8,723	61,381
ITV PLC	76,098	156,643
J Sainsbury PLC	35,187	147,660
Jardine Lloyd Thompson Group PLC	4,647	114,896
John Wood Group PLC	7,699	77,468
Johnson Matthey PLC	2,175	101,029
Jupiter Fund Management PLC	27,823	147,053
Kcom Group PLC	65,482	80,097
Kier Group PLC(a)	10,348	122,191
Kingfisher PLC	36,310	122,163
Land Securities Group PLC	9,502	109,463
Legal & General Group PLC	97,387	332,987
Lloyds Banking Group PLC	1,178,798	911,105
Marks & Spencer Group PLC	46,262	174,227
Mears Group PLC	25,972	125,822
Mediclinic International PLC	1,674	9,365
Meggitt PLC	11,017	81,373
Micro Focus International PLC	6,754	125,904
Mondi PLC	4,372	119,955
Morgan Advanced Materials PLC	23,254	100,738
National Grid PLC	77,367	798,447
NEX Group PLC	12,020	155,806
Next PLC	1,917	137,342
Pagegroup PLC	12,602	94,000
Pearson PLC	15,985	185,523
Pennon Group PLC	8,144	75,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Investments	Shares	Value
Persimmon PLC	9,395	$289,749
Prudential PLC	21,901	502,513
PZ Cussons PLC	19,700	60,063
Reckitt Benckiser Group PLC	7,713	705,679
Redde PLC	11,507	29,201
RELX PLC	22,340	470,186
Renishaw PLC	1,038	64,215
Rightmove PLC	14,980	92,008
Rio Tinto PLC	25,939	1,312,439
Rolls-Royce Holdings PLC*	11,947	153,832
Rotork PLC	21,102	90,947
Royal Dutch Shell PLC Class A	92,644	3,185,218
Royal Dutch Shell PLC Class B	86,036	3,016,929
Royal Mail PLC	28,614	178,025
RPC Group PLC	7,109	73,700
RSA Insurance Group PLC	12,715	95,341
Saga PLC	31,248	53,300
Savills PLC	4,664	47,501
Schroders PLC	1,917	77,371
Segro PLC	24,238	201,593
Severn Trent PLC	4,857	117,111
Sky PLC	7,344	165,585
Smith & Nephew PLC	7,508	137,022
Smiths Group PLC	6,935	135,247
Spirax-Sarco Engineering PLC	1,634	155,550
SSE PLC	23,937	357,724
St. James’s Place PLC	6,250	93,240
Standard Chartered PLC	14,214	117,962
Standard Life Aberdeen PLC	89,415	356,684
Tate & Lyle PLC	9,994	88,987
Tesco PLC	47,844	149,613
TP ICAP PLC	10,542	36,733
Travis Perkins PLC	3,875	53,842
U & I Group PLC	16,546	49,087
Unilever N.V. CVA	20,868	1,162,584
Unilever PLC	16,192	890,216
United Utilities Group PLC	13,812	126,801
Victrex PLC	1,706	74,305
Vodafone Group PLC	834,157	1,789,402
Weir Group PLC (The)	1,302	29,933
WH Smith PLC	3,821	102,745
Whitbread PLC	1,665	102,417
WM Morrison Supermarkets PLC	32,131	108,690

Total United Kingdom		45,615,136

TOTAL COMMON STOCKS (Cost: $231,614,780)		242,894,685

RIGHTS - 0.0%

Australia - 0.0%
Harvey Norman Holdings Ltd., expiring 10/15/18*(a)	2,428	1,405

Japan - 0.0%
SAMTY Co., Ltd., expiring 11/19/18*	4,300	19,515

TOTAL RIGHTS (Cost: $0)		20,920

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $1,540,721)(d)	1,540,721	1,540,721

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $233,155,501)		244,456,326
Other Assets less Liabilities - 0.4%		945,088

NET ASSETS - 100.0%		$245,401,414

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,604,726. The Fund also had securities on loan having a total market value of $32,217 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,974,230. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,433,509.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2018	3,197,031	USD	4,421,046	AUD	$—	$(1,818)
Bank of America N.A.	10/3/2018	3,899,565	USD	3,762,062	CHF	47,806	—
Bank of America N.A.	10/3/2018	472,620	USD	3,021,280	DKK	2,003	—
Bank of America N.A.	10/3/2018	11,843,193	USD	10,157,252	EUR	44,622	—
Bank of America N.A.	10/3/2018	7,723,427	USD	5,935,126	GBP	—	(16,611)
Bank of America N.A.	10/3/2018	133,253	USD	478,722	ILS	1,598	—
Bank of America N.A.	10/3/2018	7,576,740	USD	838,470,082	JPY	194,316	—
Bank of America N.A.	10/3/2018	840,877	USD	7,024,266	NOK	—	(21,742)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Bank of America N.A.	10/3/2018	213,127	USD	321,240	NZD	159	—
Bank of America N.A.	10/3/2018	1,484,935	USD	13,537,365	SEK	—	(37,404)
Bank of America N.A.	10/3/2018	424,655	USD	581,624	SGD	—	(1,034)
Citibank N.A.	10/3/2018	104,841	AUD	76,036	USD	—	(178)
Citibank N.A.	10/3/2018	1,256,174	AUD	908,877	USD	28	—
Citibank N.A.	10/3/2018	89,343	CHF	92,745	USD	—	(1,272)
Citibank N.A.	10/3/2018	1,082,747	CHF	1,108,598	USD	—	(36)
Citibank N.A.	10/3/2018	71,110	DKK	11,241	USD	—	(164)
Citibank N.A.	10/3/2018	862,540	DKK	134,363	USD	—	(7)
Citibank N.A.	10/3/2018	238,883	EUR	281,672	USD	—	(4,187)
Citibank N.A.	10/3/2018	2,898,584	EUR	3,366,870	USD	98	—
Citibank N.A.	10/3/2018	139,506	GBP	183,690	USD	—	(1,759)
Citibank N.A.	10/3/2018	1,683,713	GBP	2,195,675	USD	67	—
Citibank N.A.	10/3/2018	11,349	ILS	3,169	USD	—	(48)
Citibank N.A.	10/3/2018	137,737	ILS	37,885	USD	—	(5)
Citibank N.A.	10/3/2018	20,327,681	JPY	180,201	USD	—	(1,223)
Citibank N.A.	10/3/2018	244,647,278	JPY	2,153,972	USD	58	—
Citibank N.A.	10/3/2018	162,137	NOK	19,999	USD	—	(88)
Citibank N.A.	10/3/2018	1,946,654	NOK	239,053	USD	7	—
Citibank N.A.	10/3/2018	7,619	NZD	5,069	USD	—	(18)
Citibank N.A.	10/3/2018	91,401	NZD	60,593	USD	2	—
Citibank N.A.	10/3/2018	310,275	SEK	35,317	USD	—	(425)
Citibank N.A.	10/3/2018	3,754,068	SEK	422,150	USD	12	—
Citibank N.A.	10/3/2018	13,789	SGD	10,100	USD	—	(8)
Citibank N.A.	10/3/2018	164,941	SGD	120,727	USD	—	(7)
Citibank N.A.	10/3/2018	3,197,031	USD	4,421,028	AUD	—	(1,805)
Citibank N.A.	10/3/2018	3,899,565	USD	3,762,070	CHF	47,798	—
Citibank N.A.	10/3/2018	472,620	USD	3,021,287	DKK	2,002	—
Citibank N.A.	10/3/2018	11,843,193	USD	10,156,877	EUR	45,057	—
Citibank N.A.	10/3/2018	7,723,427	USD	5,935,482	GBP	—	(17,075)
Citibank N.A.	10/3/2018	133,253	USD	478,708	ILS	1,602	—
Citibank N.A.	10/3/2018	7,576,740	USD	838,470,082	JPY	194,316	—
Citibank N.A.	10/3/2018	840,877	USD	7,024,128	NOK	—	(21,725)
Citibank N.A.	10/3/2018	213,127	USD	321,237	NZD	161	—
Citibank N.A.	10/3/2018	1,484,935	USD	13,536,210	SEK	—	(37,274)
Citibank N.A.	10/3/2018	424,655	USD	581,608	SGD	—	(1,023)
Citibank N.A.	11/5/2018	881,316	USD	1,217,841	AUD	—	(48)
Citibank N.A.	11/5/2018	743,609	USD	724,150	CHF	14	—
Citibank N.A.	11/5/2018	130,733	USD	836,930	DKK	5	—
Citibank N.A.	11/5/2018	3,393,374	USD	2,913,903	EUR	—	(110)
Citibank N.A.	11/5/2018	2,247,880	USD	1,721,246	GBP	—	(70)
Citibank N.A.	11/5/2018	38,177	USD	138,429	ILS	10	—
Citibank N.A.	11/5/2018	2,192,643	USD	248,450,132	JPY	—	(79)
Citibank N.A.	11/5/2018	254,296	USD	2,068,058	NOK	—	(9)
Citibank N.A.	11/5/2018	59,906	USD	90,348	NZD	—	(3)
Citibank N.A.	11/5/2018	445,657	USD	3,952,560	SEK	—	(20)
Citibank N.A.	11/5/2018	121,486	USD	165,865	SGD	2	—
Credit Suisse International	10/3/2018	5,443,110	AUD	3,938,460	USD	—	(97)
Credit Suisse International	10/3/2018	4,691,729	CHF	4,803,920	USD	—	(329)
Credit Suisse International	10/3/2018	3,737,541	DKK	582,226	USD	—	(38)
Credit Suisse International	10/3/2018	12,560,071	EUR	14,589,766	USD	—	(101)
Credit Suisse International	10/3/2018	7,295,914	GBP	9,514,579	USD	71	—
Credit Suisse International	10/3/2018	596,874	ILS	164,156	USD	—	(8)
Credit Suisse International	10/3/2018	1,060,102,206	JPY	9,333,874	USD	—	(60)
Credit Suisse International	10/3/2018	8,435,120	NOK	1,035,886	USD	—	(6)
Credit Suisse International	10/3/2018	396,021	NZD	262,553	USD	—	(9)
Credit Suisse International	10/3/2018	16,267,037	SEK	1,829,309	USD	—	(6)
Credit Suisse International	10/3/2018	714,789	SGD	523,138	USD	15	—
Credit Suisse International	11/5/2018	3,819,029	USD	5,277,249	AUD	—	(170)
Credit Suisse International	11/5/2018	3,222,292	USD	3,138,065	CHF	—	(41)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Credit Suisse International	11/5/2018	566,509	USD	3,626,898	DKK	—	(12)
Credit Suisse International	11/5/2018	14,704,613	USD	12,626,548	EUR	—	(60)
Credit Suisse International	11/5/2018	9,740,806	USD	7,458,772	GBP	—	(363)
Credit Suisse International	11/5/2018	165,424	USD	600,624	ILS	—	(179)
Credit Suisse International	11/5/2018	9,501,447	USD	1,076,626,062	JPY	—	(426)
Credit Suisse International	11/5/2018	1,101,941	USD	8,962,091	NOK	—	(108)
Credit Suisse International	11/5/2018	259,585	USD	391,475	NZD	2	—
Credit Suisse International	11/5/2018	1,931,177	USD	17,129,003	SEK	—	(230)
Credit Suisse International	11/5/2018	526,428	USD	718,800	SGD	—	(40)
Goldman Sachs	10/3/2018	4,396,358	AUD	3,181,064	USD	—	(78)
Goldman Sachs	10/3/2018	3,789,629	CHF	3,880,089	USD	—	(107)
Goldman Sachs	10/3/2018	3,018,876	DKK	470,259	USD	—	(16)
Goldman Sachs	10/3/2018	10,144,481	EUR	11,784,042	USD	—	(305)
Goldman Sachs	10/3/2018	5,892,948	GBP	7,684,852	USD	181	—
Goldman Sachs	10/3/2018	482,058	ILS	132,587	USD	—	(15)
Goldman Sachs	10/3/2018	856,255,218	JPY	7,538,898	USD	118	—
Goldman Sachs	10/3/2018	6,813,164	NOK	836,677	USD	18	—
Goldman Sachs	10/3/2018	319,865	NZD	212,062	USD	—	(6)
Goldman Sachs	10/3/2018	13,139,074	SEK	1,477,518	USD	31	—
Goldman Sachs	10/3/2018	577,325	SGD	422,534	USD	9	—
Goldman Sachs	10/3/2018	3,197,031	USD	4,420,967	AUD	—	(1,761)
Goldman Sachs	10/3/2018	3,899,565	USD	3,762,059	CHF	47,810	—
Goldman Sachs	10/3/2018	472,620	USD	3,021,373	DKK	1,988	—
Goldman Sachs	10/3/2018	11,843,193	USD	10,156,912	EUR	45,016	—
Goldman Sachs	10/3/2018	7,723,427	USD	5,935,158	GBP	—	(16,652)
Goldman Sachs	10/3/2018	133,253	USD	478,742	ILS	1,593	—
Goldman Sachs	10/3/2018	7,576,740	USD	838,438,260	JPY	194,596	—
Goldman Sachs	10/3/2018	840,877	USD	7,024,125	NOK	—	(21,725)
Goldman Sachs	10/3/2018	213,127	USD	321,238	NZD	161	—
Goldman Sachs	10/3/2018	1,484,935	USD	13,537,013	SEK	—	(37,364)
Goldman Sachs	10/3/2018	424,655	USD	581,609	SGD	—	(1,024)
Goldman Sachs	11/5/2018	3,084,600	USD	4,262,146	AUD	42	—
Goldman Sachs	11/5/2018	2,602,620	USD	2,534,504	CHF	55	—
Goldman Sachs	11/5/2018	457,565	USD	2,929,288	DKK	10	—
Goldman Sachs	11/5/2018	11,876,803	USD	10,198,173	EUR	176	—
Goldman Sachs	11/5/2018	7,867,574	USD	6,024,374	GBP	—	(269)
Goldman Sachs	11/5/2018	133,612	USD	484,504	ILS	26	—
Goldman Sachs	11/5/2018	7,674,246	USD	869,570,349	JPY	—	(236)
Goldman Sachs	11/5/2018	890,029	USD	7,238,105	NOK	—	(25)
Goldman Sachs	11/5/2018	209,664	USD	316,189	NZD	2	—
Goldman Sachs	11/5/2018	1,559,797	USD	13,833,755	SEK	—	(50)
Goldman Sachs	11/5/2018	425,192	USD	580,568	SGD	—	(32)
Royal Bank of Canada	10/3/2018	4,396,407	AUD	3,181,064	USD	—	(43)
Royal Bank of Canada	10/3/2018	3,789,667	CHF	3,880,089	USD	—	(67)
Royal Bank of Canada	10/3/2018	3,018,888	DKK	470,259	USD	—	(14)
Royal Bank of Canada	10/3/2018	10,144,586	EUR	11,784,042	USD	—	(183)
Royal Bank of Canada	10/3/2018	5,892,898	GBP	7,684,852	USD	116	—
Royal Bank of Canada	10/3/2018	482,101	ILS	132,587	USD	—	(3)
Royal Bank of Canada	10/3/2018	856,242,402	JPY	7,538,898	USD	5	—
Royal Bank of Canada	10/3/2018	6,813,073	NOK	836,677	USD	7	—
Royal Bank of Canada	10/3/2018	319,866	NZD	212,062	USD	—	(5)
Royal Bank of Canada	10/3/2018	13,138,835	SEK	1,477,518	USD	4	—
Royal Bank of Canada	10/3/2018	577,316	SGD	422,534	USD	3	—
Royal Bank of Canada	11/5/2018	3,084,600	USD	4,262,281	AUD	—	(57)
Royal Bank of Canada	11/5/2018	2,602,620	USD	2,534,556	CHF	2	—
Royal Bank of Canada	11/5/2018	457,565	USD	2,929,389	DKK	—	(6)
Royal Bank of Canada	11/5/2018	11,876,803	USD	10,198,349	EUR	—	(28)
Royal Bank of Canada	11/5/2018	7,867,574	USD	6,024,314	GBP	—	(191)
Royal Bank of Canada	11/5/2018	133,612	USD	484,568	ILS	8	—
Royal Bank of Canada	11/5/2018	7,674,246	USD	869,563,442	JPY	—	(175)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2018

Royal Bank of Canada	11/5/2018	890,029	USD	7,238,176	NOK	—	(34)
Royal Bank of Canada	11/5/2018	209,664	USD	316,198	NZD	—	(4)
Royal Bank of Canada	11/5/2018	1,559,797	USD	13,833,863	SEK	—	(62)
Royal Bank of Canada	11/5/2018	425,192	USD	580,553	SGD	—	(21)
State Street Bank and Trust	10/3/2018	3,197,031	USD	4,420,838	AUD	—	(1,668)
State Street Bank and Trust	10/3/2018	3,899,565	USD	3,762,027	CHF	47,842	—
State Street Bank and Trust	10/3/2018	472,620	USD	3,021,463	DKK	1,974	—
State Street Bank and Trust	10/3/2018	11,843,193	USD	10,156,973	EUR	44,945	—
State Street Bank and Trust	10/3/2018	7,723,427	USD	5,935,190	GBP	—	(16,694)
State Street Bank and Trust	10/3/2018	133,253	USD	478,694	ILS	1,606	—
State Street Bank and Trust	10/3/2018	7,576,740	USD	838,444,321	JPY	194,543	—
State Street Bank and Trust	10/3/2018	840,877	USD	7,024,210	NOK	—	(21,735)
State Street Bank and Trust	10/3/2018	213,127	USD	321,231	NZD	165	—
State Street Bank and Trust	10/3/2018	1,484,935	USD	13,536,431	SEK	—	(37,299)
State Street Bank and Trust	10/3/2018	424,655	USD	581,587	SGD	—	(1,008)
UBS AG	10/3/2018	5,443,140	AUD	3,938,460	USD	—	(75)
UBS AG	10/3/2018	4,691,950	CHF	4,803,920	USD	—	(103)
UBS AG	10/3/2018	3,737,694	DKK	582,226	USD	—	(14)
UBS AG	10/3/2018	12,559,909	EUR	14,589,766	USD	—	(290)
UBS AG	10/3/2018	7,296,003	GBP	9,514,579	USD	188	—
UBS AG	10/3/2018	596,892	ILS	164,156	USD	—	(3)
UBS AG	10/3/2018	1,060,122,741	JPY	9,333,874	USD	121	—
UBS AG	10/3/2018	8,435,326	NOK	1,035,886	USD	19	—
UBS AG	10/3/2018	396,024	NZD	262,553	USD	—	(7)
UBS AG	10/3/2018	16,267,390	SEK	1,829,309	USD	33	—
UBS AG	10/3/2018	714,779	SGD	523,138	USD	8	—
UBS AG	10/3/2018	2,435,837	USD	3,368,389	AUD	—	(1,362)
UBS AG	10/3/2018	2,971,101	USD	2,866,319	CHF	36,442	—
UBS AG	10/3/2018	360,094	USD	2,302,062	DKK	1,507	—
UBS AG	10/3/2018	9,023,386	USD	7,738,786	EUR	34,082	—
UBS AG	10/3/2018	5,884,519	USD	4,522,010	GBP	—	(12,665)
UBS AG	10/3/2018	101,528	USD	364,717	ILS	1,226	—
UBS AG	10/3/2018	5,772,757	USD	638,812,135	JPY	148,249	—
UBS AG	10/3/2018	640,670	USD	5,351,678	NOK	—	(16,546)
UBS AG	10/3/2018	162,384	USD	244,752	NZD	124	—
UBS AG	10/3/2018	1,131,381	USD	10,313,367	SEK	—	(28,404)
UBS AG	10/3/2018	323,551	USD	443,136	SGD	—	(780)
UBS AG	11/5/2018	3,819,029	USD	5,277,132	AUD	—	(86)
UBS AG	11/5/2018	3,222,292	USD	3,137,997	CHF	29	—
UBS AG	11/5/2018	566,509	USD	3,626,916	DKK	—	(15)
UBS AG	11/5/2018	14,704,613	USD	12,626,613	EUR	—	(136)
UBS AG	11/5/2018	9,740,806	USD	7,458,738	GBP	—	(318)
UBS AG	11/5/2018	165,424	USD	599,957	ILS	5	—
UBS AG	11/5/2018	9,501,447	USD	1,076,645,065	JPY	—	(594)
UBS AG	11/5/2018	1,101,941	USD	8,961,605	NOK	—	(48)
UBS AG	11/5/2018	259,585	USD	391,481	NZD	—	(2)
UBS AG	11/5/2018	1,931,177	USD	17,127,759	SEK	—	(90)
UBS AG	11/5/2018	526,428	USD	718,786	SGD	—	(30)

						$1,386,916	$(390,088)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree International Quality Dividend Growth Fund(a) (Cost: $22,646,634)	752,280	$22,244,920

Other Assets less Liabilities - 0.0%		4,100

NET ASSETS - 100.0%		$22,249,020

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	285,334	USD	394,577	AUD	$—	$(162)
Bank of America N.A.	10/2/2018	332,960	USD	321,249	CHF	4,081	—
Bank of America N.A.	10/2/2018	307,195	USD	1,964,005	DKK	1,292	—
Bank of America N.A.	10/2/2018	775,279	USD	664,971	EUR	2,916	—
Bank of America N.A.	10/2/2018	810,178	USD	622,635	GBP	—	(1,769)
Bank of America N.A.	10/2/2018	82,386	USD	688,241	NOK	—	(2,130)
Bank of America N.A.	10/2/2018	32,624	USD	49,174	NZD	24	—
Bank of America N.A.	10/2/2018	230,953	USD	2,105,645	SEK	—	(5,817)
Bank of America N.A.	10/3/2018	20,509	USD	73,680	ILS	246	—
Bank of America N.A.	10/3/2018	691,297	USD	76,501,483	JPY	17,729	—
Bank of America N.A.	10/3/2018	16,694	USD	22,865	SGD	—	(41)
Bank of Montreal	10/2/2018	83,000	NOK	10,189	USD	4	—
Bank of Montreal	10/2/2018	20,000	SEK	1,937	EUR	—	(1)
Bank of Montreal	10/2/2018	3,365	USD	2,900	EUR	—	(3)
Bank of Montreal	10/3/2018	84,399	USD	9,594,401	JPY	—	(70)
Barclays Bank PLC	10/2/2018	6,037	GBP	6,780	EUR	—	(3)
Citibank N.A.	10/2/2018	112,680	AUD	81,527	USD	3	—
Citibank N.A.	10/2/2018	92,922	CHF	95,132	USD	—	(3)
Citibank N.A.	10/2/2018	563,505	DKK	87,773	USD	—	(4)
Citibank N.A.	10/2/2018	190,717	EUR	221,511	USD	7	—
Citibank N.A.	10/2/2018	177,515	GBP	231,481	USD	7	—
Citibank N.A.	10/2/2018	191,707	NOK	23,541	USD	1	—
Citibank N.A.	10/2/2018	14,062	NZD	9,322	USD	—	—
Citibank N.A.	10/2/2018	586,862	SEK	65,988	USD	2	—
Citibank N.A.	10/2/2018	285,334	USD	394,578	AUD	—	(163)
Citibank N.A.	10/2/2018	332,960	USD	321,253	CHF	4,077	—
Citibank N.A.	10/2/2018	307,195	USD	1,963,955	DKK	1,300	—
Citibank N.A.	10/2/2018	775,279	USD	664,942	EUR	2,949	—
Citibank N.A.	10/2/2018	810,178	USD	622,653	GBP	—	(1,793)
Citibank N.A.	10/2/2018	82,386	USD	688,225	NOK	—	(2,128)
Citibank N.A.	10/2/2018	32,624	USD	49,173	NZD	25	—
Citibank N.A.	10/2/2018	230,953	USD	2,105,466	SEK	—	(5,797)
Citibank N.A.	10/3/2018	21,312	ILS	5,862	USD	—	(1)
Citibank N.A.	10/3/2018	22,433,901	JPY	197,517	USD	5	—
Citibank N.A.	10/3/2018	6,521	SGD	4,773	USD	—	—
Citibank N.A.	10/3/2018	20,509	USD	73,678	ILS	247	—
Citibank N.A.	10/3/2018	691,297	USD	76,501,483	JPY	17,729	—
Citibank N.A.	10/3/2018	16,694	USD	22,864	SGD	—	(40)
Citibank N.A.	11/2/2018	76,449	USD	105,643	AUD	—	(4)
Citibank N.A.	11/2/2018	62,719	USD	61,094	CHF	1	—
Citibank N.A.	11/2/2018	84,594	USD	541,693	DKK	3	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2018

Citibank N.A.	11/2/2018	218,222	USD	187,432	EUR	—	(7)
Citibank N.A.	11/2/2018	230,782	USD	176,737	GBP	—	(7)
Citibank N.A.	11/2/2018	24,989	USD	203,246	NOK	—	(1)
Citibank N.A.	11/2/2018	9,053	USD	13,654	NZD	—	—
Citibank N.A.	11/2/2018	67,083	USD	595,112	SEK	—	(4)
Citibank N.A.	11/5/2018	5,718	USD	20,733	ILS	1	—
Citibank N.A.	11/5/2018	192,997	USD	21,868,644	JPY	—	(7)
Citibank N.A.	11/5/2018	4,770	USD	6,512	SGD	—	—
Credit Suisse International	10/2/2018	488,208	AUD	353,271	USD	—	(28)
Credit Suisse International	10/2/2018	402,662	CHF	412,236	USD	—	(10)
Credit Suisse International	10/2/2018	2,441,835	DKK	380,337	USD	—	(10)
Credit Suisse International	10/2/2018	826,384	EUR	959,869	USD	—	(24)
Credit Suisse International	10/2/2018	769,221	GBP	1,003,077	USD	25	—
Credit Suisse International	10/2/2018	830,646	NOK	102,001	USD	3	—
Credit Suisse International	10/2/2018	60,926	NZD	40,392	USD	—	(1)
Credit Suisse International	10/2/2018	2,543,003	SEK	285,942	USD	7	—
Credit Suisse International	10/3/2018	92,329	ILS	25,393	USD	—	(1)
Credit Suisse International	10/3/2018	97,208,618	JPY	855,892	USD	—	(6)
Credit Suisse International	10/3/2018	28,241	SGD	20,669	USD	1	—
Credit Suisse International	11/2/2018	331,267	USD	457,761	AUD	—	(12)
Credit Suisse International	11/2/2018	271,766	USD	264,737	CHF	—	(7)
Credit Suisse International	11/2/2018	366,569	USD	2,347,504	DKK	—	(18)
Credit Suisse International	11/2/2018	945,615	USD	812,175	EUR	—	(9)
Credit Suisse International	11/2/2018	1,000,046	USD	765,869	GBP	—	(48)
Credit Suisse International	11/2/2018	108,268	USD	880,631	NOK	—	(9)
Credit Suisse International	11/2/2018	39,225	USD	59,159	NZD	—	(2)
Credit Suisse International	11/2/2018	290,682	USD	2,578,821	SEK	—	(27)
Credit Suisse International	11/5/2018	24,778	USD	89,964	ILS	—	(27)
Credit Suisse International	11/5/2018	836,312	USD	94,764,018	JPY	—	(38)
Credit Suisse International	11/5/2018	20,661	USD	28,211	SGD	—	(2)
Goldman Sachs	10/2/2018	394,338	AUD	285,334	USD	—	(11)
Goldman Sachs	10/2/2018	325,227	CHF	332,960	USD	—	(8)
Goldman Sachs	10/2/2018	1,972,250	DKK	307,195	USD	—	(8)
Goldman Sachs	10/2/2018	667,464	EUR	775,279	USD	—	(20)
Goldman Sachs	10/2/2018	621,294	GBP	810,178	USD	20	—
Goldman Sachs	10/2/2018	670,911	NOK	82,386	USD	2	—
Goldman Sachs	10/2/2018	49,209	NZD	32,624	USD	—	(1)
Goldman Sachs	10/2/2018	54,332	SEK	39,243	DKK	—	(3)
Goldman Sachs	10/2/2018	2,053,962	SEK	230,953	USD	6	—
Goldman Sachs	10/2/2018	285,334	USD	394,573	AUD	—	(160)
Goldman Sachs	10/2/2018	332,960	USD	321,247	CHF	4,083	—
Goldman Sachs	10/2/2018	307,195	USD	1,963,999	DKK	1,293	—
Goldman Sachs	10/2/2018	775,279	USD	664,944	EUR	2,947	—
Goldman Sachs	10/2/2018	810,178	USD	622,619	GBP	—	(1,747)
Goldman Sachs	10/2/2018	82,386	USD	688,226	NOK	—	(2,128)
Goldman Sachs	10/2/2018	32,624	USD	49,173	NZD	25	—
Goldman Sachs	10/2/2018	230,953	USD	2,105,589	SEK	—	(5,811)
Goldman Sachs	10/3/2018	74,566	ILS	20,509	USD	—	(2)
Goldman Sachs	10/3/2018	78,516,338	JPY	691,297	USD	11	—
Goldman Sachs	10/3/2018	22,810	SGD	16,694	USD	—	—
Goldman Sachs	10/3/2018	20,509	USD	73,683	ILS	245	—
Goldman Sachs	10/3/2018	691,297	USD	76,498,580	JPY	17,755	—
Goldman Sachs	10/3/2018	16,694	USD	22,864	SGD	—	(40)
Goldman Sachs	11/2/2018	267,562	USD	369,712	AUD	4	—
Goldman Sachs	11/2/2018	219,503	USD	213,816	CHF	4	—
Goldman Sachs	11/2/2018	296,075	USD	1,895,933	DKK	5	—
Goldman Sachs	11/2/2018	763,766	USD	655,971	EUR	13	—
Goldman Sachs	11/2/2018	807,729	USD	618,577	GBP	—	(27)
Goldman Sachs	11/2/2018	87,447	USD	711,240	NOK	—	(2)
Goldman Sachs	11/2/2018	31,682	USD	47,780	NZD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2018

Goldman Sachs	11/2/2018	234,781	USD	2,082,761	SEK	—	(7)
Goldman Sachs	11/5/2018	20,013	USD	72,571	ILS	4	—
Goldman Sachs	11/5/2018	675,483	USD	76,539,113	JPY	—	(21)
Goldman Sachs	11/5/2018	16,687	USD	22,785	SGD	—	(1)
HSBC Holdings PLC	10/2/2018	217,401	USD	300,627	AUD	—	(118)
HSBC Holdings PLC	10/2/2018	253,684	USD	244,758	CHF	3,113	—
HSBC Holdings PLC	10/2/2018	234,057	USD	1,496,467	DKK	975	—
HSBC Holdings PLC	10/2/2018	590,691	USD	506,636	EUR	2,233	—
HSBC Holdings PLC	10/2/2018	617,279	USD	474,385	GBP	—	(1,343)
HSBC Holdings PLC	10/2/2018	62,771	USD	524,371	NOK	—	(1,622)
HSBC Holdings PLC	10/2/2018	24,858	USD	37,467	NZD	19	—
HSBC Holdings PLC	10/2/2018	175,966	USD	1,604,261	SEK	—	(4,426)
HSBC Holdings PLC	10/3/2018	15,630	USD	56,148	ILS	189	—
HSBC Holdings PLC	10/3/2018	1,168	USD	4,250	ILS	—	(1)
HSBC Holdings PLC	10/3/2018	526,707	USD	58,289,768	JPY	13,487	—
HSBC Holdings PLC	10/3/2018	12,723	USD	17,425	SGD	—	(30)
Morgan Stanley & Co. International	10/2/2018	760	AUD	751	SGD	—	—
Royal Bank of Canada	10/2/2018	394,347	AUD	285,334	USD	—	(4)
Royal Bank of Canada	10/2/2018	325,230	CHF	332,960	USD	—	(5)
Royal Bank of Canada	10/2/2018	1,972,269	DKK	307,195	USD	—	(5)
Royal Bank of Canada	10/2/2018	667,471	EUR	775,279	USD	—	(12)
Royal Bank of Canada	10/2/2018	621,288	GBP	810,178	USD	12	—
Royal Bank of Canada	10/2/2018	670,911	NOK	82,386	USD	2	—
Royal Bank of Canada	10/2/2018	49,210	NZD	32,624	USD	—	—
Royal Bank of Canada	10/2/2018	171,765	SEK	18,953	CHF	—	(89)
Royal Bank of Canada	10/2/2018	2,053,941	SEK	230,953	USD	3	—
Royal Bank of Canada	10/3/2018	74,573	ILS	20,509	USD	—	(1)
Royal Bank of Canada	10/3/2018	78,515,162	JPY	691,297	USD	—	—
Royal Bank of Canada	10/3/2018	22,809	SGD	16,694	USD	—	—
Royal Bank of Canada	11/2/2018	267,562	USD	369,724	AUD	—	(5)
Royal Bank of Canada	11/2/2018	219,503	USD	213,820	CHF	—	—
Royal Bank of Canada	11/2/2018	296,075	USD	1,895,989	DKK	—	(4)
Royal Bank of Canada	11/2/2018	763,766	USD	655,983	EUR	—	(1)
Royal Bank of Canada	11/2/2018	807,729	USD	618,571	GBP	—	(20)
Royal Bank of Canada	11/2/2018	87,447	USD	711,247	NOK	—	(3)
Royal Bank of Canada	11/2/2018	31,682	USD	47,781	NZD	—	—
Royal Bank of Canada	11/2/2018	234,781	USD	2,082,772	SEK	—	(8)
Royal Bank of Canada	11/5/2018	20,013	USD	72,581	ILS	1	—
Royal Bank of Canada	11/5/2018	675,483	USD	76,538,505	JPY	—	(15)
Royal Bank of Canada	11/5/2018	16,687	USD	22,784	SGD	—	(1)
UBS AG	10/2/2018	488,237	AUD	353,271	USD	—	(7)
UBS AG	10/2/2018	402,664	CHF	412,236	USD	—	(8)
UBS AG	10/2/2018	2,441,848	DKK	380,337	USD	—	(8)
UBS AG	10/2/2018	826,388	EUR	959,869	USD	—	(19)
UBS AG	10/2/2018	769,217	GBP	1,003,077	USD	20	—
UBS AG	10/2/2018	830,641	NOK	102,001	USD	2	—
UBS AG	10/2/2018	60,926	NZD	40,392	USD	—	(1)
UBS AG	10/2/2018	2,542,990	SEK	285,942	USD	6	—
UBS AG	10/2/2018	285,334	USD	394,579	AUD	—	(163)
UBS AG	10/2/2018	332,960	USD	321,245	CHF	4,085	—
UBS AG	10/2/2018	307,195	USD	1,964,041	DKK	1,286	—
UBS AG	10/2/2018	775,279	USD	664,954	EUR	2,935	—
UBS AG	10/2/2018	810,178	USD	622,627	GBP	—	(1,758)
UBS AG	10/2/2018	82,386	USD	688,217	NOK	—	(2,127)
UBS AG	10/2/2018	32,624	USD	49,172	NZD	25	—
UBS AG	10/2/2018	230,953	USD	2,105,629	SEK	—	(5,815)
UBS AG	10/3/2018	92,332	ILS	25,393	USD	—	(1)
UBS AG	10/3/2018	97,210,501	JPY	855,892	USD	11	—
UBS AG	10/3/2018	28,241	SGD	20,669	USD	—	—
UBS AG	10/3/2018	20,509	USD	73,674	ILS	248	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2018

UBS AG	10/3/2018	691,297	USD	76,498,787	JPY	17,753	—
UBS AG	10/3/2018	16,694	USD	22,864	SGD	—	(40)
UBS AG	11/2/2018	331,267	USD	457,752	AUD	—	(6)
UBS AG	11/2/2018	271,766	USD	264,730	CHF	—	—
UBS AG	11/2/2018	366,569	USD	2,347,432	DKK	—	(7)
UBS AG	11/2/2018	945,615	USD	812,183	EUR	—	(18)
UBS AG	11/2/2018	1,000,046	USD	765,862	GBP	—	(39)
UBS AG	11/2/2018	108,268	USD	880,599	NOK	—	(5)
UBS AG	11/2/2018	39,225	USD	59,156	NZD	—	—
UBS AG	11/2/2018	290,682	USD	2,578,692	SEK	—	(12)
UBS AG	11/5/2018	24,778	USD	89,864	ILS	1	—
UBS AG	11/5/2018	836,312	USD	94,765,690	JPY	—	(52)
UBS AG	11/5/2018	20,661	USD	28,211	SGD	—	(1)

						$125,508	$(48,031)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 10.1%
Accent Group Ltd.	19,122	$22,552
Adairs Ltd.	4,858	9,139
ALS Ltd.	6,604	42,718
Altium Ltd.	2,205	43,619
Ansell Ltd.	1,834	33,507
AP Eagers Ltd.	3,052	17,445
APN Outdoor Group Ltd.	3,168	15,266
ARB Corp., Ltd.	1,183	16,400
Asaleo Care Ltd.	26,069	13,675
AUB Group Ltd.	1,059	10,206
Ausdrill Ltd.	11,819	15,136
Bapcor Ltd.	4,100	22,724
Beach Energy Ltd.	24,888	38,537
Bega Cheese Ltd.(a)	2,451	12,077
Blackmores Ltd.(a)	148	14,180
Blue Sky Alternative Investments Ltd.*	6,807	7,806
Breville Group Ltd.	2,826	26,745
Brickworks Ltd.	2,295	29,093
BWX Ltd.(a)	2,038	5,309
Cabcharge Australia Ltd.	4,100	6,734
carsales.com Ltd.	3,713	38,847
Cleanaway Waste Management Ltd.	17,529	23,844
Codan Ltd.	3,320	7,735
Collins Foods Ltd.	3,299	14,776
Corporate Travel Management Ltd.	1,041	22,996
Costa Group Holdings Ltd.	3,040	15,683
CSR Ltd.	12,881	35,137
Domain Holdings Australia Ltd.	5,440	13,776
DuluxGroup Ltd.	8,281	45,957
Elders Ltd.	1,376	7,059
Estia Health Ltd.	8,977	15,394
Event Hospitality and Entertainment Ltd.	1,558	16,684
Fairfax Media Ltd.	46,335	27,659
Freedom Foods Group Ltd.(a)	2,499	11,120
G8 Education Ltd.(a)	20,583	29,786
Genworth Mortgage Insurance Australia Ltd.(a)	24,118	42,928
GrainCorp Ltd. Class A	5,440	31,095
GUD Holdings Ltd.	2,081	21,788
GWA Group Ltd.	8,280	18,692
Hansen Technologies Ltd.	3,137	8,466
HT&E Ltd.(a)	6,163	13,378
Huon Aquaculture Group Ltd.	3,651	12,416
IDP Education Ltd.	3,423	25,535
Independence Group NL(a)	3,430	11,565
Ingenia Communities Group	10,056	21,828
Inghams Group Ltd.(a)	9,261	25,999
Integrated Research Ltd.	5,557	10,977
Invocare Ltd.(a)	939	8,398
IOOF Holdings Ltd.	7,188	42,335
IRESS Ltd.	3,968	36,520
JB Hi-Fi Ltd.(a)	3,405	62,060
Lovisa Holdings Ltd.	1,054	7,863
McMillan Shakespeare Ltd.	1,206	14,895
Metcash Ltd.	17,898	38,850
Mineral Resources Ltd.	2,786	32,051
Monadelphous Group Ltd.	1,340	15,591
MyState Ltd.	3,338	11,665
Navigator Global Investments Ltd.	5,740	22,095
Navitas Ltd.(a)	4,309	13,936
New Hope Corp., Ltd.(a)	13,960	39,898
NIB Holdings Ltd.	6,596	27,919
Nick Scali Ltd.(a)	2,960	13,793
Nine Entertainment Co. Holdings Ltd.(a)	24,082	39,379
Northern Star Resources Ltd.	5,659	33,985
Nufarm Ltd.	3,453	16,739
OFX Group Ltd.	5,064	8,354
oOh!media Ltd.	4,699	17,442
OZ Minerals Ltd.	4,570	30,851
Pact Group Holdings Ltd.	8,235	22,165
Peet Ltd.	5,224	4,441
Pendal Group Ltd.	4,735	30,115
Platinum Asset Management Ltd.(a)	11,662	45,228
Premier Investments Ltd.	3,209	42,955
Primary Health Care Ltd.	12,190	26,813
Qube Holdings Ltd.(a)	26,185	51,723
Regis Healthcare Ltd.	11,293	23,614
Regis Resources Ltd.	10,313	27,759
Resolute Mining Ltd.	9,512	7,467
Ridley Corp. Ltd.	11,240	12,402
Ruralco Holdings Ltd.	6,906	14,541
Sandfire Resources NL	2,561	13,768
Scottish Pacific Group Ltd.	6,795	21,239
Servcorp Ltd.	4,031	11,667
Service Stream Ltd.	12,090	15,746
Sims Metal Management Ltd.	2,711	24,814
SmartGroup Corp., Ltd.(a)	2,351	20,260
Southern Cross Media Group Ltd.	24,244	22,629
St Barbara Ltd.	5,065	12,790
Steadfast Group Ltd.	12,388	25,546
Super Retail Group Ltd.	5,554	35,645
Tassal Group Ltd.	4,136	13,527
Webjet Ltd.(a)	1,535	17,137
Webster Ltd.	8,807	11,024
WPP AUNZ Ltd.	30,893	19,223

Total Australia		2,082,845

Austria - 0.6%
Lenzing AG	691	72,274
Palfinger AG	569	19,033
Porr AG	519	15,372
S IMMO AG	1,182	23,614

Total Austria		130,293

Belgium - 1.2%
Bekaert S.A.	1,585	39,434
Cofinimmo S.A.	330	41,166
Econocom Group S.A./N.V.(a)	4,755	15,464
Euronav N.V.	2,845	24,585
Kinepolis Group N.V.	371	22,192
Ontex Group N.V.	1,594	33,974
Warehouses De Pauw CVA	463	60,984

Total Belgium		237,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
China - 2.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	11,000	$22,183
China Agri-Industries Holdings Ltd.	25,000	9,649
China Overseas Grand Oceans Group Ltd.(a)	37,000	11,916
China Power Clean Energy Development Co., Ltd.	32,000	11,614
China Power International Development Ltd.	202,000	44,918
China South City Holdings Ltd.	144,000	23,556
China Travel International Investment Hong Kong Ltd.	69,956	22,529
CITIC Telecom International Holdings Ltd.	126,678	43,225
Dah Chong Hong Holdings Ltd.	39,779	15,505
Guotai Junan International Holdings Ltd.(a)	178,052	31,174
Poly Property Group Co., Ltd.	70,000	24,690
Shanghai Industrial Holdings Ltd.	25,000	55,400
Shenwan Hongyuan HK Ltd.	45,000	10,179
Shougang Fushan Resources Group Ltd.	139,903	31,110
Xiwang Special Steel Co., Ltd.	104,000	21,133
Yuexiu Property Co., Ltd.	308,638	55,220

Total China		434,001

Denmark - 1.0%
Alm Brand A/S	4,385	37,496
Matas A/S	2,555	24,991
Per Aarsleff Holding A/S	437	16,540
Ringkjoebing Landbobank A/S	194	10,274
Schouw & Co. A/S	347	28,807
Spar Nord Bank A/S	4,228	39,248
Sydbank A/S	1,918	56,461

Total Denmark		213,817

Finland - 2.5%
Cargotec Oyj Class B	498	22,397
Citycon Oyj(a)	20,484	42,731
Cramo Oyj	1,212	27,352
Finnair Oyj	1,985	16,531
Kemira Oyj	4,165	56,165
Lehto Group Oyj(a)	1,095	10,200
Oriola Oyj Class B	4,640	15,225
Outokumpu Oyj	9,539	56,107
Raisio Oyj Class V	3,128	10,227
Ramirent Oyj	2,605	21,059
Sanoma Oyj	2,140	21,066
Technopolis Oyj	6,150	33,323
Tieto Oyj	1,847	57,150
Tokmanni Group Corp.	2,081	18,176
Valmet Oyj	2,925	65,264
YIT Oyj(a)	5,967	41,792

Total Finland		514,765

France - 3.2%
Beneteau S.A.	861	13,841
Bonduelle SCA	468	14,731
Chargeurs S.A.	588	14,424
Coface S.A.	3,301	31,325
Derichebourg S.A.	2,677	14,297
Elior Group S.A.(b)	2,996	46,421
Gaztransport Et Technigaz S.A.	894	67,806
Interparfums S.A.	446	22,819
IPSOS	931	28,505
Jacquet Metal Service S.A.	397	9,499
Kaufman & Broad S.A.	637	29,891
Korian S.A.	1,177	42,872
Lectra	531	13,846
Maisons du Monde S.A.(b)	135	3,942
Metropole Television S.A.	3,558	71,742
Neopost S.A.	1,386	42,146
Oeneo S.A.	550	7,091
Rothschild & Co.	924	39,173
SPIE S.A.(a)	2,852	56,778
Tarkett S.A.	1,312	33,586
Television Francaise 1	2,737	28,897
Vilmorin & Cie S.A.	411	28,690

Total France		662,322

Georgia - 0.1%
Bank of Georgia Group PLC	1,040	23,210

Germany - 3.6%
Aareal Bank AG	1,804	75,474
alstria office REIT-AG	2,777	41,222
AURELIUS Equity Opportunities SE & Co. KGaA	1,435	75,971
bet-at-home.com AG	461	31,859
Bilfinger SE	640	32,321
CANCOM SE	284	12,838
Comdirect Bank AG	1,730	22,184
CompuGroup Medical SE	405	23,408
CropEnergies AG	3,469	18,615
Deutz AG	1,883	16,775
ElringKlinger AG	1,529	16,978
Encavis AG	3,396	23,706
Gerresheimer AG	356	30,082
Hamburger Hafen und Logistik AG	850	19,982
Indus Holding AG	335	20,817
Kloeckner & Co. SE	1,766	20,440
Koenig & Bauer AG	168	10,147
MLP SE	3,258	20,813
NORMA Group SE	378	24,170
Pfeiffer Vacuum Technology AG	56	8,319
Sixt Leasing SE	694	11,462
SMA Solar Technology AG	184	4,313
Takkt AG	964	15,273
TLG Immobilien AG	1,816	47,417
VERBIO Vereinigte BioEnergie AG	1,403	9,582
Vossloh AG	505	26,307
VTG AG	348	21,301
Washtec AG	219	19,230
Wuestenrot & Wuerttembergische AG	1,293	29,496

Total Germany		730,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
Hong Kong - 0.5%
Chong Hing Bank Ltd.	4,000	$7,218
Dah Sing Financial Holdings Ltd.	2,000	12,818
Hong Kong Aircraft Engineering Co., Ltd.	4,800	42,817
Hongkong & Shanghai Hotels Ltd. (The)	14,000	19,609
Kowloon Development Co., Ltd.	16,000	17,237
Television Broadcasts Ltd.	3,900	11,090

Total Hong Kong		110,789

Ireland - 0.6%
C&C Group PLC	7,533	28,961
FBD Holdings PLC	840	9,903
Grafton Group PLC	3,135	30,968
Greencore Group PLC	10,739	25,922
Hibernia REIT PLC	8,338	13,752
Irish Continental Group PLC	1,571	9,489

Total Ireland		118,995

Israel - 3.6%
Amot Investments Ltd.	11,194	59,107
Ashtrom Properties Ltd.	2,945	13,372
Avgol Industries 1953 Ltd.	16,625	18,412
Delek Automotive Systems Ltd.	5,164	28,034
Delek Group Ltd.	692	116,849
Direct Insurance Financial Investments Ltd.	1,467	17,017
Elco Ltd.	556	10,613
First International Bank of Israel Ltd.	1,592	35,941
Fox Wizel Ltd.	510	10,451
Harel Insurance Investments & Financial Services Ltd.	7,810	60,054
Hilan Ltd.	521	12,973
Inrom Construction Industries Ltd.	5,085	19,229
Magic Software Enterprises Ltd.	1,160	10,256
Matrix IT Ltd.	1,820	21,798
Maytronics Ltd.	2,475	16,075
Mega Or Holdings Ltd.	1,294	14,373
Melisron Ltd.	637	27,696
Menora Mivtachim Holdings Ltd.	1,796	20,389
OPC Energy Ltd.	1,930	10,615
Paz Oil Co., Ltd.	502	78,761
Phoenix Holdings Ltd. (The)	3,892	23,526
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	326	15,421
Shapir Engineering and Industry Ltd.	8,851	31,181
Shufersal Ltd.	3,973	25,458
Strauss Group Ltd.	1,025	22,548
ZUR Shamir Holdings Ltd.	4,687	19,000

Total Israel		739,149

Italy - 4.9%
Aquafil SpA	833	11,804
Ascopiave SpA	6,752	23,763
ASTM SpA	1,042	22,584
Azimut Holding SpA(a)	5,269	79,559
Banca Farmafactoring SpA(b)	7,975	47,797
Banca Generali SpA	3,519	91,065
Banca Popolare di Sondrio SCPA	5,965	22,766
Banca Sistema SpA(b)	6,322	15,347
BPER Banca	6,758	31,303
Brunello Cucinelli SpA	415	16,172
Cairo Communication SpA	5,292	19,116
Cerved Group SpA	3,918	42,254
Credito Emiliano SpA	7,527	49,483
Danieli & C. Officine Meccaniche SpA RSP	516	9,302
Datalogic SpA	738	26,701
doBank SpA(b)	1,905	21,020
El.En. SpA	319	7,848
Enav SpA(b)	7,781	37,940
Falck Renewables SpA	4,895	10,575
Fincantieri SpA*	6,063	9,845
Gamenet Group SpA(b)	1,531	16,876
Geox SpA(a)	5,537	13,956
Gima TT SpA(b)	1,377	17,329
Gruppo MutuiOnline SpA	852	16,665
Immobiliare Grande Distribuzione SIIQ SpA	4,572	35,144
La Doria SpA	942	12,386
Maire Tecnimont SpA	5,854	26,368
MARR SpA	1,313	38,523
Massimo Zanetti Beverage Group SpA(b)	1,993	16,250
OVS SpA*(b)	9,789	28,084
RAI Way SpA(b)	5,606	28,487
Reply SpA	218	15,002
Saras SpA	27,120	58,054
Societa Cattolica di Assicurazioni SC	4,294	36,957
Technogym SpA(b)	1,262	15,494
Unieuro SpA*(b)	1,139	15,148
Zignago Vetro SpA	1,762	17,498

Total Italy		1,004,465

Japan - 25.6%
77 Bank Ltd. (The)	335	7,969
ADEKA Corp.	1,000	17,168
Aeon Delight Co., Ltd.	300	10,948
Ai Holdings Corp.	800	18,538
Aica Kogyo Co., Ltd.	500	20,205
Aichi Corp.(a)	3,800	20,709
Aichi Steel Corp.	300	11,450
Ain Holdings, Inc.	100	8,073
Aisan Industry Co., Ltd.	1,700	14,787
Akita Bank Ltd. (The)	439	11,587
Alpen Co., Ltd.	800	14,192
Amano Corp.	800	16,721
Anest Iwata Corp.	1,400	13,977
Anritsu Corp.	900	14,833
AOKI Holdings, Inc.(a)	1,100	15,040
Aomori Bank Ltd. (The)	348	10,539
Aoyama Trading Co., Ltd.	900	27,653
Arcs Co., Ltd.	1,100	29,828
Ariake Japan Co., Ltd.	100	9,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
As One Corp.	135	$10,091
ASKUL Corp.(a)	400	12,009
Autobacs Seven Co., Ltd.(a)	500	8,584
Awa Bank Ltd. (The)	470	14,586
Axial Retailing, Inc.	300	10,723
Bank of Nagoya Ltd. (The)	449	15,100
Bank of Okinawa Ltd. (The)	42	1,486
Bank of Saga Ltd. (The)	600	12,356
Baroque Japan Ltd.	1,100	10,488
Belc Co., Ltd.	200	10,829
Bell System24 Holdings, Inc.	1,201	18,948
Benefit One, Inc.	300	9,799
Bic Camera, Inc.	800	11,128
C.I. Takiron Corp.	2,500	13,668
Chiyoda Integre Co., Ltd.	700	14,513
Chugoku Bank Ltd. (The)	2,500	25,466
Chugoku Marine Paints Ltd.	800	8,036
Citizen Watch Co., Ltd.(a)	5,100	33,630
Clarion Co., Ltd.	800	12,340
COLOPL, Inc.	1,600	10,382
Cosel Co., Ltd.	800	9,135
Cosmo Energy Holdings Co., Ltd.	519	21,338
Cresco Ltd.(a)	200	5,996
Dai Nippon Toryo Co., Ltd.	1,900	22,013
Daibiru Corp.	1,700	17,930
Daido Steel Co., Ltd.	500	24,299
Daihen Corp.	437	11,188
Daiichikosho Co., Ltd.	400	19,298
Daikyo, Inc.	1,000	20,355
Daishi Bank Ltd. (The)	400	17,361
Daiwabo Holdings Co., Ltd.	100	6,462
DeNA Co., Ltd.	900	15,903
Denyo Co., Ltd.	695	11,424
Descente Ltd.	783	16,427
Dip Corp.	341	8,256
Doshisha Co., Ltd.	500	10,380
Eagle Industry Co., Ltd.	1,000	13,030
Eighteenth Bank Ltd. (The)	755	25,694
Elecom Co., Ltd.	400	10,149
en-japan, Inc.	200	10,037
EPS Holdings, Inc.	400	8,529
Exedy Corp.	530	17,568
FCC Co., Ltd.	400	12,026
Financial Products Group Co., Ltd.(a)	1,200	11,494
FP Corp.(a)	359	21,840
Fuji Co., Ltd.	800	15,749
Fuji Corp., Ltd.	2,300	18,123
Fuji Kyuko Co., Ltd.	400	13,083
Fujimi, Inc.	300	7,797
Fujimori Kogyo Co., Ltd.	271	9,245
Fujitec Co., Ltd.	1,200	16,090
Fujitsu General Ltd.(a)	1,149	19,291
Fukuyama Transporting Co., Ltd.	161	6,967
Furukawa Co., Ltd.	900	13,272
Furukawa Electric Co., Ltd.	700	23,295
Fuso Chemical Co., Ltd.(a)	300	7,137
Future Corp.	800	13,002
G-Tekt Corp.	900	14,896
Gakkyusha Co., Ltd.	1,112	17,808
Giken Ltd.	300	7,963
Glory Ltd.	1,100	26,894
GMO Financial Holdings, Inc.(a)	1,600	12,086
Goldcrest Co., Ltd.	800	13,086
GS Yuasa Corp.	352	8,658
Gunma Bank Ltd. (The)	3,987	20,534
H2O Retailing Corp.	1,200	19,756
Hachijuni Bank Ltd. (The)	7,700	35,319
Hakudo Co., Ltd.	500	8,729
Hanwa Co., Ltd.	639	21,265
Hazama Ando Corp.	2,300	17,556
Heiwa Corp.	1,649	36,788
Heiwa Real Estate Co., Ltd.	500	8,848
Hochiki Corp.	400	5,867
Hokkaido Electric Power Co., Inc.	2,500	15,759
Hokkoku Bank Ltd. (The)	400	15,460
Hokuetsu Bank Ltd. (The)	800	16,974
Hokuetsu Corp.	3,000	16,349
Hokuetsu Industries Co., Ltd.	789	9,454
Hokuhoku Financial Group, Inc.	1,606	22,580
Hyakugo Bank Ltd. (The)	4,800	19,397
Hyakujushi Bank Ltd. (The)	868	25,591
Ibiden Co., Ltd.(a)	1,310	18,372
Ichibanya Co., Ltd.	200	7,959
Ichigo, Inc.	3,800	14,252
Inaba Denki Sangyo Co., Ltd.	300	13,259
Inabata & Co., Ltd.	900	13,842
Inageya Co., Ltd.	1,100	16,541
Information Services International-Dentsu Ltd.	200	7,439
Iseki & Co., Ltd.	800	14,748
Itochu Enex Co., Ltd.	1,800	18,208
Itoham Yonekyu Holdings, Inc.	2,500	17,256
Iyo Bank Ltd. (The)	3,900	24,378
JAC Recruitment Co., Ltd.	400	9,167
Japan Aviation Electronics Industry Ltd.	1,000	16,851
Japan Lifeline Co., Ltd.	400	8,473
Japan Steel Works Ltd. (The)	600	14,611
Japan Wool Textile Co., Ltd. (The)	1,584	13,109
Jimoto Holdings, Inc.	10,200	16,703
Joshin Denki Co., Ltd.	246	7,255
JSP Corp.	200	5,110
Juroku Bank Ltd. (The)	800	20,362
K’s Holdings Corp.	2,190	26,511
kabu.com Securities Co., Ltd.	3,000	10,142
Kaga Electronics Co., Ltd.	600	12,482
Kaken Pharmaceutical Co., Ltd.	600	31,906
Kanamoto Co., Ltd.	300	10,644
Kandenko Co., Ltd.	1,478	15,263
Kanematsu Corp.	800	12,044
Kanematsu Electronics Ltd.	300	10,235
Kasai Kogyo Co., Ltd.	1,205	12,603
Kato Sangyo Co., Ltd.	348	11,734
Keihin Corp.	800	16,551
Keiyo Bank Ltd. (The)	1,801	15,158
Keiyo Co., Ltd.(a)	3,100	15,011
KH Neochem Co., Ltd.	200	7,792
Kintetsu World Express, Inc.	800	15,340
Kitz Corp.	1,200	10,375
Kiyo Bank Ltd. (The)	1,000	16,032
Koa Corp.(a)	792	13,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
Koei Tecmo Holdings Co., Ltd.	1,560	$26,837
Kohnan Shoji Co., Ltd.	1,100	27,814
Kokuyo Co., Ltd.	900	16,212
KOMEDA Holdings Co., Ltd.	900	18,208
Kondotec, Inc.	1,200	12,149
Konishi Co., Ltd.	900	14,183
Kumagai Gumi Co., Ltd.	500	13,844
Kurabo Industries Ltd.	464	12,594
Kureha Corp.	100	7,492
Kurimoto Ltd.	900	14,833
Kyoei Steel Ltd.(a)	400	7,804
KYORIN Holdings, Inc.(a)	973	20,096
Kyushu Financial Group, Inc.	6,900	32,804
Life Corp.	266	6,815
Lintec Corp.	1,000	25,620
Maeda Road Construction Co., Ltd.	1,042	21,201
Mandom Corp.	342	10,870
Mani, Inc.	154	7,511
Matsui Construction Co., Ltd.	1,600	13,030
Matsui Securities Co., Ltd.(a)	2,900	30,485
Maxell Holdings Ltd.	900	14,104
Meidensha Corp.	600	9,825
Meitec Corp.	300	14,447
METAWATER Co., Ltd.	300	8,624
Mirait Holdings Corp.(a)	1,000	17,238
Mitsubishi Logistics Corp.	1,300	33,603
Mitsubishi Pencil Co., Ltd.	500	9,200
Mitsubishi Shokuhin Co., Ltd.	900	24,048
Mitsuboshi Belting Ltd.	500	13,206
Mitsui Mining & Smelting Co., Ltd.	400	11,586
Mitsui Sugar Co., Ltd.	500	14,350
Mixi, Inc.	1,700	40,799
Miyazaki Bank Ltd. (The)	558	16,359
Mochida Pharmaceutical Co., Ltd.	200	16,534
Modec, Inc.	500	16,353
Monex Group, Inc.(a)	2,300	11,056
Morinaga & Co., Ltd.	200	7,475
Morinaga Milk Industry Co., Ltd.	500	13,580
Morita Holdings Corp.	500	11,322
Musashi Seimitsu Industry Co., Ltd.	600	9,788
Musashino Bank Ltd. (The)	400	11,551
Nagaileben Co., Ltd.	400	9,565
Nagase & Co., Ltd.	1,600	28,116
Nakanishi, Inc.	817	17,004
NET One Systems Co., Ltd.	900	21,616
Nichias Corp.	575	14,946
Nichiha Corp.	254	6,720
NichiiGakkan Co., Ltd.(a)	1,000	8,469
Nihon Kohden Corp.	1,100	34,864
Nihon Parkerizing Co., Ltd.	840	11,359
Nihon Unisys Ltd.	1,100	28,395
Nippon Densetsu Kogyo Co., Ltd.	500	10,446
Nippon Electric Glass Co., Ltd.	1,500	47,211
Nippon Flour Mills Co., Ltd.	1,181	20,826
Nippon Parking Development Co., Ltd.	4,791	7,466
Nippon Signal Co., Ltd.	1,700	17,391
Nippon Soda Co., Ltd.	400	12,308
Nippon Steel & Sumikin Bussan Corp.	500	25,091
Nishi-Nippon Financial Holdings, Inc.	2,100	24,294
Nishimatsu Construction Co., Ltd.	950	24,054
Nisshin Oillio Group Ltd. (The)	342	10,042
Nisshin Steel Co., Ltd.	1,100	16,502
Nisshinbo Holdings, Inc.	2,350	27,993
Nissin Electric Co., Ltd.	2,500	22,758
Nissin Kogyo Co., Ltd.	1,000	16,842
Nitta Corp.	456	17,383
Nitto Kogyo Corp.	500	9,249
Nitto Kohki Co., Ltd.	400	9,290
Noevir Holdings Co., Ltd.	273	14,878
NOF Corp.	486	16,409
Nohmi Bosai Ltd.	400	8,927
Nomura Co., Ltd.	479	9,893
Noritz Corp.	900	14,278
North Pacific Bank Ltd.	5,300	17,965
NS Solutions Corp.	800	25,848
NTN Corp.(a)	7,424	30,393
NuFlare Technology, Inc.	200	10,371
Obara Group, Inc.	227	10,952
Ogaki Kyoritsu Bank Ltd. (The)	500	12,810
Ohsho Food Service Corp.	772	53,898
Oiles Corp.	400	8,617
Okamoto Industries, Inc.	200	10,935
Okamura Corp.	900	12,044
Okumura Corp.	990	31,072
OSG Corp.	1,100	25,053
Outsourcing, Inc.(a)	400	5,870
PAL GROUP Holdings Co., Ltd.	345	8,675
Paramount Bed Holdings Co., Ltd.	300	14,791
Parco Co., Ltd.	1,500	16,772
Pilot Corp.	200	12,026
Piolax, Inc.	800	17,791
Press Kogyo Co., Ltd.	2,100	11,093
Prima Meat Packers Ltd.	458	10,806
Prospect Co., Ltd.(a)	52,000	19,686
Raito Kogyo Co., Ltd.	1,000	14,306
Rengo Co., Ltd.	3,450	29,432
Ricoh Leasing Co., Ltd.	500	16,485
Riken Corp.	200	11,146
Riso Kagaku Corp.	800	19,326
Round One Corp.	430	5,698
Sac’s Bar Holdings, Inc.	1,500	12,493
San-In Godo Bank Ltd. (The)	1,800	15,815
Sanrio Co., Ltd.(a)	1,000	20,276
Sanyo Chemical Industries Ltd.	200	10,195
Sanyo Special Steel Co., Ltd.	400	9,765
Sapporo Holdings Ltd.	1,000	20,786
Sato Holdings Corp.	400	13,259
Sawai Pharmaceutical Co., Ltd.(a)	400	21,587
Seiko Holdings Corp.	400	11,269
Seiren Co., Ltd.	800	13,565
Senko Group Holdings Co., Ltd.	2,380	19,822
Senshu Ikeda Holdings, Inc.	4,300	14,424
Shibuya Corp.	300	11,185
Shiga Bank Ltd. (The)	484	12,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
Shikoku Bank Ltd. (The)	1,100	$13,432
Shikoku Chemicals Corp.	812	11,274
Shikoku Electric Power Co., Inc.	1,500	19,584
Shima Seiki Manufacturing Ltd.(a)	200	8,839
Shimachu Co., Ltd.	953	30,792
Shinko Electric Industries Co., Ltd.	1,300	10,942
SHO-BOND Holdings Co., Ltd.	200	16,146
Shochiku Co., Ltd.	100	12,220
Shoei Co., Ltd.	277	11,962
Showa Corp.	300	4,609
Siix Corp.(a)	1,100	19,156
Sinanen Holdings Co., Ltd.	500	12,832
SKY Perfect JSAT Holdings, Inc.	4,700	22,676
Sotetsu Holdings, Inc.	1,300	43,492
Sparx Group Co., Ltd.	4,100	10,721
SRA Holdings	300	9,191
Star Micronics Co., Ltd.	900	16,006
Starts Corp., Inc.	400	8,829
Sumitomo Bakelite Co., Ltd.	200	8,998
Sumitomo Densetsu Co., Ltd.	600	9,868
Sumitomo Forestry Co., Ltd.	1,800	31,298
Sumitomo Mitsui Construction Co., Ltd.	1,313	8,832
Sumitomo Osaka Cement Co., Ltd.(a)	300	12,440
Sumitomo Riko Co., Ltd.	1,600	16,171
Sumitomo Seika Chemicals Co., Ltd.	125	7,021
Suruga Bank Ltd.(a)	3,200	16,002
T-Gaia Corp.	1,100	28,704
Tachibana Eletech Co., Ltd.	800	13,720
Taikisha Ltd.	300	9,799
Taiyo Yuden Co., Ltd.(a)	400	8,994
Takara Holdings, Inc.	1,400	20,584
Takara Standard Co., Ltd.	900	15,760
Takasago International Corp.	400	14,650
Takasago Thermal Engineering Co., Ltd.	1,000	18,101
Takeuchi Manufacturing Co., Ltd.	453	12,224
Takuma Co., Ltd.	900	11,957
Tamron Co., Ltd.	900	19,175
Tanseisha Co., Ltd.	700	7,340
TechnoPro Holdings, Inc.	173	10,738
Tekken Corp.	700	18,223
Toagosei Co., Ltd.	1,400	16,159
TOC Co., Ltd.(a)	2,100	14,902
Toda Corp.	2,804	20,243
Toei Animation Co., Ltd.	300	9,323
Toho Bank Ltd. (The)	6,214	23,032
Toho Zinc Co., Ltd.	700	27,794
TOKAI Holdings Corp.	1,200	12,044
Tokai Rika Co., Ltd.	500	10,565
Tokai Tokyo Financial Holdings, Inc.	6,218	35,802
Tokyo Ohka Kogyo Co., Ltd.	300	8,901
Tokyo Seimitsu Co., Ltd.	500	12,995
Tokyo Steel Manufacturing Co., Ltd.(a)	1,157	8,475
Tokyotokeiba Co., Ltd.	380	14,637
Tokyu Construction Co., Ltd.	1,600	15,453
Tomy Co., Ltd.	1,300	13,379
Topcon Corp.	1,200	21,911
Toppan Forms Co., Ltd.	1,600	15,382
Topre Corp.	800	20,242
Topy Industries Ltd.	300	8,835
Toshiba Plant Systems & Services Corp.	1,100	23,514
Toshiba TEC Corp.	600	17,485
Totetsu Kogyo Co., Ltd.	345	8,872
Toyo Ink SC Holdings Co., Ltd.	528	13,992
TPR Co., Ltd.	800	21,165
Transcosmos, Inc.	300	7,593
Tsubaki Nakashima Co., Ltd.(a)	493	10,161
Tsubakimoto Chain Co.	457	21,145
Tsumura & Co.	513	17,704
UKC Holdings Corp.	454	10,468
Unipres Corp.	800	15,558
United Arrows Ltd.	300	12,783
Unizo Holdings Co., Ltd.	1,400	26,993
Valor Holdings Co., Ltd.(a)	500	11,568
Vital KSK Holdings, Inc.(a)	1,100	12,406
VT Holdings Co., Ltd.(a)	2,100	9,281
Wacoal Holdings Corp.	534	15,326
WIN-Partners Co., Ltd.	800	9,107
Xebio Holdings Co., Ltd.	1,000	14,588
Yahagi Construction Co., Ltd.	1,700	12,991
Yamagata Bank Ltd. (The)	768	16,586
Yamanashi Chuo Bank Ltd. (The)	684	12,293
Yamazen Corp.	1,500	17,894
Yaoko Co., Ltd.	200	12,238
Yellow Hat Ltd.	300	8,029
Yuasa Trading Co., Ltd.	200	7,184
Yumeshin Holdings Co., Ltd.	1,500	15,015
Zenrin Co., Ltd.	300	9,297
Zojirushi Corp.	1,100	15,563

Total Japan		5,269,518

Netherlands - 1.7%
Arcadis N.V.	1,402	23,465
BE Semiconductor Industries N.V.	3,105	65,529
BinckBank N.V.	2,242	13,828
Corbion N.V.	632	20,554
ForFarmers N.V.	1,339	15,164
Intertrust N.V.(b)	1,749	32,402
Koninklijke BAM Groep N.V.	3,544	13,617
Koninklijke Volkerwessels N.V.	1,951	41,016
PostNL N.V.	15,639	55,947
Sligro Food Group N.V.	742	31,715
TKH Group N.V. CVA	615	34,645
Wessanen	573	7,008

Total Netherlands		354,890

New Zealand - 3.8%
Abano Healthcare Group Ltd.	3,142	17,705
Air New Zealand Ltd.	40,267	82,488
Chorus Ltd.	14,813	47,727
Contact Energy Ltd.	19,802	76,535
EBOS Group Ltd.	3,235	48,169
Fonterra Co-operative Group Ltd.	1,478	4,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
Freightways Ltd.	4,527	$23,469
Genesis Energy Ltd.	33,126	56,769
Infratil Ltd.	19,746	46,668
Kathmandu Holdings Ltd.	7,862	17,252
Kiwi Property Group Ltd.	51,293	47,267
Mainfreight Ltd.	1,466	29,361
Metlifecare Ltd.	3,908	16,840
New Zealand Refining Co., Ltd. (The)	17,736	30,218
NZX Ltd.	17,272	12,596
Oceania Healthcare Ltd.	13,608	10,916
Port of Tauranga Ltd.	10,126	35,109
Restaurant Brands New Zealand Ltd.	2,665	13,816
Skellerup Holdings Ltd.	6,567	9,317
SKY Network Television Ltd.	20,407	29,763
SKYCITY Entertainment Group Ltd.	20,784	55,253
Summerset Group Holdings Ltd.	2,299	11,903
Tegel Group Holdings Ltd.	16,414	13,384
Tourism Holdings Ltd.	3,054	11,622
Trade Me Group Ltd.	8,209	28,408
Trustpower Ltd.	2,107	8,702

Total New Zealand		786,048

Norway - 2.8%
ABG Sundal Collier Holding ASA	30,188	21,316
American Shipping Co. ASA*	5,527	21,040
Atea ASA*	3,123	50,623
Austevoll Seafood ASA	2,929	40,356
Borregaard ASA	1,610	16,489
Entra ASA(a)(b)	2,189	31,451
Evry A/S(b)	7,543	29,641
Grieg Seafood ASA	2,464	32,527
Kongsberg Gruppen ASA	1,247	24,011
Norway Royal Salmon ASA	1,204	29,038
NRC Group ASA*	1,052	9,560
Ocean Yield ASA	6,965	56,963
Sbanken ASA(b)	1,396	15,206
Scatec Solar ASA(b)	1,587	11,732
Selvaag Bolig ASA	3,682	17,521
SpareBank 1 SMN	3,218	35,921
SpareBank 1 SR-Bank ASA	6,616	80,432
Veidekke ASA	3,962	43,253
XXL ASA(a)(b)	2,778	14,311

Total Norway		581,391

Portugal - 1.6%
Altri, SGPS, S.A.	4,960	47,586
CTT-Correios de Portugal S.A.	7,303	28,637
Mota-Engil, SGPS, S.A.*	5,647	13,774
NOS, SGPS, S.A.	16,696	100,065
REN - Redes Energeticas Nacionais, SGPS, S.A.	20,749	58,563
Semapa-Sociedade de Investimento e Gestao	1,287	25,592
Sonae Capital, SGPS, S.A.	12,097	10,411
Sonae, SGPS, S.A.	34,762	36,035

Total Portugal		320,663

Singapore - 4.5%
Asian Pay Television Trust	108,101	25,713
Banyan Tree Holdings Ltd.	44,600	17,137
Best World International Ltd.(a)	10,700	11,512
Boustead Singapore Ltd.	14,285	8,312
Bukit Sembawang Estates Ltd.(a)	5,300	22,381
China Aviation Oil Singapore Corp., Ltd.	18,434	20,642
Chip Eng Seng Corp., Ltd.	17,005	10,392
First Resources Ltd.	28,727	35,321
GuocoLand Ltd.	16,600	22,962
Hi-P International Ltd.	59,400	43,908
HRnetgroup Ltd.	16,400	10,562
Hutchison Port Holdings Trust	391,900	97,975
Japfa Ltd.	23,000	11,026
Keppel Infrastructure Trust	95,961	34,765
M1 Ltd.	37,415	57,778
NetLink NBN Trust	106,100	60,569
Oxley Holdings Ltd.	78,732	19,303
Perennial Real Estate Holdings Ltd.(a)	54,400	31,055
Raffles Medical Group Ltd.	17,000	14,059
Riverstone Holdings Ltd.	19,600	16,927
Sheng Siong Group Ltd.	38,900	31,886
SIA Engineering Co., Ltd.	20,000	43,181
Singapore Post Ltd.(a)	26,000	21,503
StarHub Ltd.	80,400	110,036
Tuan Sing Holdings Ltd.	53,300	15,214
UMS Holdings Ltd.	19,900	10,923
United Engineers Ltd.	12,200	23,662
Wheelock Properties Singapore Ltd.	27,400	42,313
Yanlord Land Group Ltd.	41,609	45,070

Total Singapore		916,087

Spain - 2.4%
Almirall S.A.	1,431	28,771
Applus Services S.A.	1,115	15,878
Atresmedia Corp. de Medios de Comunicacion S.A.	6,205	38,558
Bolsas y Mercados Espanoles SHMSF S.A.	1,983	64,123
Construcciones y Auxiliar de Ferrocarriles S.A.	365	15,198
Distribuidora Internacional de Alimentacion S.A.(a)	27,758	64,482
Ence Energia y Celulosa S.A.	3,208	32,603
Euskaltel S.A.(b)	4,357	34,286
Faes Farma S.A.	5,056	21,376
Fluidra S.A.	910	13,614
Lar Espana Real Estate Socimi S.A.	2,713	27,635
NH Hotel Group S.A.	2,280	16,644
Obrascon Huarte Lain S.A.(a)	18,654	37,202
Papeles y Cartones de Europa S.A.	1,445	28,062
Tecnicas Reunidas S.A.(a)	1,717	52,869

Total Spain		491,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
Sweden - 6.2%
Acando AB	2,968	$12,415
AddTech AB Class B	855	18,228
AF AB Class B	1,046	24,159
Ahlsell AB(b)	7,081	39,620
Ahlstrom-Munksjo Oyj	1,815	34,784
Ambea AB(b)	2,283	21,795
Atrium Ljungberg AB Class B	2,436	44,155
Avanza Bank Holding AB(a)	326	14,839
Beijer Ref AB	794	16,664
Bilia AB Class A	3,049	24,873
Bonava AB Class B	2,521	36,200
Bravida Holding AB(b)	2,248	18,427
Clas Ohlson AB Class B(a)	2,960	24,064
Cloetta AB Class B	4,110	12,700
Duni AB	1,086	14,361
Dustin Group AB(b)	2,271	21,425
Evolution Gaming Group AB(b)	342	24,362
Fagerhult AB	1,921	17,497
Getinge AB Class B	3,127	36,006
Granges AB	1,264	15,066
Hemfosa Fastigheter AB	2,150	29,615
HIQ International AB*	1,637	10,722
Holmen AB Class B	1,415	36,802
JM AB	2,800	54,941
KappAhl AB	4,188	15,967
KNOW IT AB	391	8,292
Kungsleden AB	3,993	29,364
Loomis AB Class B	896	28,835
Mekonomen AB	1,354	19,245
Modern Times Group MTG AB Class B	1,074	39,370
Mycronic AB(a)	1,528	15,988
NCC AB Class B(a)	3,566	63,154
NetEnt AB*	5,270	21,354
Nobia AB	3,727	26,360
Nobina AB(b)	2,393	17,114
Nolato AB Class B	347	21,382
Nordic Waterproofing Holding A/S(b)	1,554	14,364
NP3 Fastigheter AB	2,313	16,541
Paradox Interactive AB	780	13,595
Peab AB	9,029	82,592
Platzer Fastigheter Holding AB Class B	1,545	10,823
Ratos AB Class B	8,228	29,977
Resurs Holding AB(b)	4,664	34,902
Scandi Standard AB	1,932	12,405
SkiStar AB	687	17,111
Sweco AB Class B	1,560	41,082
Thule Group AB(b)	987	23,861
Wallenstam AB Class B	4,370	41,375
Wihlborgs Fastigheter AB	2,401	28,866

Total Sweden		1,277,639

Switzerland - 1.7%
Autoneum Holding AG	102	20,676
Bobst Group S.A. Registered Shares	250	19,656
Cembra Money Bank AG	657	59,727
Comet Holding AG*(a)	147	14,929
EFG International AG*	3,395	26,067
Galenica AG*(b)	478	27,355
GAM Holding AG*	3,041	21,699
Huber + Suhner AG Registered Shares	219	16,456
Implenia AG Registered Shares	252	16,034
Mobilezone Holding AG Registered Shares	1,366	16,222
Oriflame Holding AG	1,034	26,440
Panalpina Welttransport Holding AG Registered Shares(a)	350	51,239
u-blox Holding AG*	63	9,068
Ypsomed Holding AG*(a)	117	16,769

Total Switzerland		342,337

United Kingdom - 14.8%
A.G. Barr PLC	1,338	12,563
Aggreko PLC	5,164	58,735
Ascential PLC	4,476	24,398
Balfour Beatty PLC	5,739	20,513
BCA Marketplace PLC	15,118	40,218
Biffa PLC(b)	4,555	14,969
Big Yellow Group PLC	2,393	28,647
Bodycote PLC	2,468	29,159
Bovis Homes Group PLC	2,418	33,818
Brewin Dolphin Holdings PLC	3,045	13,620
Britvic PLC	4,031	41,133
Card Factory PLC	19,865	51,292
CareTech Holdings PLC(a)	2,904	14,353
Central Asia Metals PLC	7,100	22,082
Chemring Group PLC	4,530	12,701
Chesnara PLC	3,866	17,897
Civitas Social Housing PLC	13,692	19,641
Close Brothers Group PLC	3,359	69,296
CMC Markets PLC(b)	9,746	17,666
Coats Group PLC	15,243	16,379
Computacenter PLC	1,116	18,424
Concentric AB	787	12,655
ContourGlobal PLC(b)	5,889	15,666
Costain Group PLC	2,002	10,887
Countryside Properties PLC(b)	6,081	27,453
Cranswick PLC	436	19,240
Crest Nicholson Holdings PLC	10,619	48,495
Dairy Crest Group PLC	3,121	18,608
Debenhams PLC(a)	185,279	23,630
Devro PLC	4,722	12,685
Dignity PLC	809	10,750
Diploma PLC	1,412	26,073
DiscoverIE Group PLC	2,948	14,589
Dixons Carphone PLC	31,030	68,648
Domino’s Pizza Group PLC	6,630	24,157
Drax Group PLC	8,120	41,106
Dunelm Group PLC	5,389	38,441
Eco Animal Health Group PLC	1,503	9,604
Elementis PLC	8,335	29,195
Epwin Group PLC	10,903	12,021
Equiniti Group PLC(b)	3,307	11,471
Eurocell PLC	2,782	8,779
Euromoney Institutional Investor PLC	1,529	26,838
FDM Group Holdings PLC	943	11,928
First Derivatives PLC	131	7,055
Forterra PLC(b)	2,910	9,904
Galliford Try PLC	3,878	51,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Investments	Shares	Value
Games Workshop Group PLC	766	$37,808
Gamma Communications PLC	1,450	16,186
Genus PLC	442	13,776
Go-Ahead Group PLC (The)	1,407	29,485
Greene King PLC	8,541	54,598
Halfords Group PLC	5,576	23,007
Hastings Group Holdings PLC(b)	14,753	49,905
Headlam Group PLC	2,396	14,841
Helical PLC	3,780	16,316
Hill & Smith Holdings PLC	1,134	14,581
Hilton Food Group PLC	1,505	18,919
Ibstock PLC(b)	7,179	22,056
Inmarsat PLC	11,543	75,263
iomart Group PLC	2,447	13,833
ITE Group PLC	9,267	8,701
J D Wetherspoon PLC	1,157	19,705
James Fisher & Sons PLC	683	16,923
John Laing Group PLC(b)	3,806	15,505
Johnson Service Group PLC	9,048	15,929
Jupiter Fund Management PLC	15,142	80,030
Just Group PLC	21,005	24,214
Kainos Group PLC	2,850	15,572
Kcom Group PLC	24,478	29,941
Keller Group PLC	1,625	21,530
Kier Group PLC(a)	3,726	43,997
Lookers PLC	12,954	17,974
M&C Saatchi PLC	2,189	10,562
Majestic Wine PLC	1,513	7,695
Marshalls PLC	3,616	19,560
Marston’s PLC	28,997	37,341
MJ Gleeson PLC	1,636	15,830
Morgan Advanced Materials PLC	6,306	27,318
Morgan Sindall Group PLC	832	14,278
N Brown Group PLC	13,384	23,859
National Express Group PLC	9,123	46,493
Northgate PLC	2,943	15,958
Numis Corp. PLC	3,310	14,460
On the Beach Group PLC(b)	977	6,307
OneSavings Bank PLC	3,732	19,769
Oxford Instruments PLC	671	8,671
Pagegroup PLC	9,074	67,684
PayPoint PLC	1,918	23,211
Pendragon PLC	53,353	18,924
Pets at Home Group PLC(a)	17,980	27,996
Photo-Me International PLC	14,991	24,319
Polar Capital Holdings PLC	2,997	23,215
PRS REIT PLC (The)	13,181	17,618
PZ Cussons PLC	6,353	19,369
QinetiQ Group PLC	8,581	32,026
Redde PLC	9,637	24,456
Renewi PLC	24,444	18,169
Restaurant Group PLC (The)(a)	6,337	24,626
RPS Group PLC	5,634	16,163
Safestore Holdings PLC	3,889	26,422
Saga PLC	37,984	64,789
Savills PLC	1,504	15,318
Senior PLC	5,221	21,256
SIG PLC	11,242	18,589
Softcat PLC	2,616	27,121
Spire Healthcare Group PLC(b)	4,244	7,887
Spirent Communications PLC	11,208	19,731
St. Modwen Properties PLC	3,462	17,156
Staffline Group PLC	756	12,244
Stagecoach Group PLC	26,312	53,699
Superdry PLC	1,404	19,883
Synthomer PLC	4,415	31,176
TBC Bank Group PLC	715	15,702
Telecom Plus PLC	2,013	27,353
TI Fluid Systems PLC(b)	4,050	13,098
Trifast PLC	3,618	10,804
TT electronics PLC	4,129	13,999
Ultra Electronics Holdings PLC	1,209	25,036
Vesuvius PLC	4,441	37,383
Virgin Money Holdings UK PLC	2,489	12,454
Volution Group PLC	4,969	12,312
WH Smith PLC	1,195	32,133
Wincanton PLC	2,803	8,115
Xaar PLC	3,042	6,506
XPS Pensions Group PLC	4,803	10,491

Total United Kingdom		3,045,638

TOTAL COMMON STOCKS (Cost: $20,421,281)		20,388,464

RIGHTS - 0.0%

Sweden - 0.0%
Mekonomen AB, expiring 10/18/18* (Cost $3,781)	5,416	4,124

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

United States - 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $1,219,394)(d)	1,219,394	1,219,394

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $21,644,456)		21,611,982
Other Assets less Liabilities - (5.0)%		(1,036,778)

NET ASSETS - 100.0%		$20,575,204

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,694,802 and the total market value of the collateral held by the Fund was $1,793,782. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $574,388.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	378,743	USD	523,749	AUD	$—	$(215)
Bank of America N.A.	10/2/2018	68,072	USD	65,678	CHF	834	—
Bank of America N.A.	10/2/2018	31,041	USD	198,456	DKK	131	—
Bank of America N.A.	10/2/2018	653,530	USD	560,545	EUR	2,458	—
Bank of America N.A.	10/2/2018	564,352	USD	433,714	GBP	—	(1,232)
Bank of America N.A.	10/2/2018	117,239	USD	979,398	NOK	—	(3,031)
Bank of America N.A.	10/2/2018	137,792	USD	207,693	NZD	102	—
Bank of America N.A.	10/2/2018	224,961	USD	2,051,014	SEK	—	(5,666)
Bank of America N.A.	10/3/2018	77,367	USD	277,947	ILS	928	—
Bank of America N.A.	10/3/2018	908,331	USD	100,519,269	JPY	23,295	—
Bank of America N.A.	10/3/2018	77,557	USD	106,225	SGD	—	(189)
Bank of Montreal	10/2/2018	12,000	GBP	21,657	AUD	—	(21)
Bank of Montreal	10/2/2018	102,692	NOK	17,462	AUD	—	(24)
Bank of Montreal	10/2/2018	11,059	NOK	1,170	EUR	—	(1)
Bank of Montreal	10/2/2018	181,273	SEK	17,565	EUR	—	(18)
Bank of Montreal	10/2/2018	58,688	SEK	750,000	JPY	—	(4)
Bank of Montreal	10/3/2018	148,054	NOK	2,066,123	JPY	—	(9)
Bank of Montreal	10/3/2018	133,846	SEK	1,700,000	JPY	84	—
Citibank N.A.	10/2/2018	149,565	AUD	108,214	USD	4	—
Citibank N.A.	10/2/2018	19,000	CHF	19,452	USD	—	(1)
Citibank N.A.	10/2/2018	56,959	DKK	8,872	USD	—	—
Citibank N.A.	10/2/2018	160,767	EUR	186,725	USD	6	—
Citibank N.A.	10/2/2018	123,653	GBP	161,245	USD	5	—
Citibank N.A.	10/2/2018	272,792	NOK	33,498	USD	1	—
Citibank N.A.	10/2/2018	59,391	NZD	39,372	USD	1	—
Citibank N.A.	10/2/2018	571,654	SEK	64,278	USD	2	—
Citibank N.A.	10/2/2018	378,743	USD	523,749	AUD	—	(216)
Citibank N.A.	10/2/2018	68,072	USD	65,679	CHF	834	—
Citibank N.A.	10/2/2018	31,041	USD	198,451	DKK	131	—
Citibank N.A.	10/2/2018	653,530	USD	560,520	EUR	2,486	—
Citibank N.A.	10/2/2018	564,352	USD	433,727	GBP	—	(1,249)
Citibank N.A.	10/2/2018	117,239	USD	979,376	NOK	—	(3,029)
Citibank N.A.	10/2/2018	137,792	USD	207,689	NZD	105	—
Citibank N.A.	10/2/2018	224,961	USD	2,050,840	SEK	—	(5,647)
Citibank N.A.	10/3/2018	80,374	ILS	22,107	USD	—	(3)
Citibank N.A.	10/3/2018	29,476,632	JPY	259,524	USD	7	—
Citibank N.A.	10/3/2018	30,277	SGD	22,161	USD	—	(1)
Citibank N.A.	10/3/2018	77,367	USD	277,939	ILS	930	—
Citibank N.A.	10/3/2018	908,331	USD	100,519,269	JPY	23,295	—
Citibank N.A.	10/3/2018	77,557	USD	106,222	SGD	—	(187)
Citibank N.A.	11/2/2018	104,532	USD	144,450	AUD	—	(6)
Citibank N.A.	11/2/2018	12,859	USD	12,526	CHF	—	—
Citibank N.A.	11/2/2018	8,959	USD	57,368	DKK	—	—
Citibank N.A.	11/2/2018	186,439	USD	160,133	EUR	—	(6)
Citibank N.A.	11/2/2018	158,438	USD	121,335	GBP	—	(5)
Citibank N.A.	11/2/2018	35,428	USD	288,151	NOK	—	(1)
Citibank N.A.	11/2/2018	39,166	USD	59,070	NZD	—	(2)
Citibank N.A.	11/2/2018	65,936	USD	584,937	SEK	—	(4)
Citibank N.A.	11/5/2018	22,589	USD	81,907	ILS	6	—
Citibank N.A.	11/5/2018	265,246	USD	30,055,236	JPY	—	(10)
Citibank N.A.	11/5/2018	22,443	USD	30,641	SGD	—	—
Credit Suisse International	10/2/2018	648,030	AUD	468,920	USD	—	(37)
Credit Suisse International	10/2/2018	82,323	CHF	84,280	USD	—	(2)
Credit Suisse International	10/2/2018	246,741	DKK	38,432	USD	—	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Credit Suisse International	10/2/2018	696,610	EUR	809,133	USD	—	(21)
Credit Suisse International	10/2/2018	535,823	GBP	698,722	USD	17	—
Credit Suisse International	10/2/2018	1,182,054	NOK	145,153	USD	4	—
Credit Suisse International	10/2/2018	257,328	NZD	170,600	USD	—	(4)
Credit Suisse International	10/2/2018	2,477,023	SEK	278,523	USD	7	—
Credit Suisse International	10/3/2018	348,283	ILS	95,787	USD	—	(5)
Credit Suisse International	10/3/2018	127,727,344	JPY	1,124,600	USD	—	(7)
Credit Suisse International	10/3/2018	131,201	SGD	96,023	USD	3	—
Credit Suisse International	11/2/2018	452,968	USD	625,933	AUD	—	(16)
Credit Suisse International	11/2/2018	55,713	USD	54,272	CHF	—	(1)
Credit Suisse International	11/2/2018	38,810	USD	248,539	DKK	—	(2)
Credit Suisse International	11/2/2018	807,895	USD	693,890	EUR	—	(7)
Credit Suisse International	11/2/2018	686,556	USD	525,788	GBP	—	(33)
Credit Suisse International	11/2/2018	153,512	USD	1,248,637	NOK	—	(12)
Credit Suisse International	11/2/2018	169,715	USD	255,962	NZD	—	(8)
Credit Suisse International	11/2/2018	285,715	USD	2,534,755	SEK	—	(26)
Credit Suisse International	11/5/2018	97,881	USD	355,388	ILS	—	(106)
Credit Suisse International	11/5/2018	1,149,388	USD	130,239,223	JPY	—	(52)
Credit Suisse International	11/5/2018	97,244	USD	132,780	SGD	—	(7)
Goldman Sachs	10/2/2018	523,432	AUD	378,743	USD	—	(14)
Goldman Sachs	10/2/2018	66,491	CHF	68,072	USD	—	(2)
Goldman Sachs	10/2/2018	199,289	DKK	31,041	USD	—	(1)
Goldman Sachs	10/2/2018	562,646	EUR	653,530	USD	—	(17)
Goldman Sachs	10/2/2018	432,779	GBP	564,352	USD	14	—
Goldman Sachs	10/2/2018	954,736	NOK	117,239	USD	3	—
Goldman Sachs	10/2/2018	207,842	NZD	137,792	USD	—	(3)
Goldman Sachs	10/2/2018	2,000,673	SEK	224,961	USD	6	—
Goldman Sachs	10/2/2018	378,743	USD	523,743	AUD	—	(212)
Goldman Sachs	10/2/2018	68,072	USD	65,677	CHF	835	—
Goldman Sachs	10/2/2018	31,041	USD	198,455	DKK	131	—
Goldman Sachs	10/2/2018	653,530	USD	560,522	EUR	2,484	—
Goldman Sachs	10/2/2018	564,352	USD	433,702	GBP	—	(1,217)
Goldman Sachs	10/2/2018	117,239	USD	979,376	NOK	—	(3,029)
Goldman Sachs	10/2/2018	137,792	USD	207,688	NZD	105	—
Goldman Sachs	10/2/2018	224,961	USD	2,050,961	SEK	—	(5,660)
Goldman Sachs	10/3/2018	281,290	ILS	77,367	USD	—	(9)
Goldman Sachs	10/3/2018	103,166,690	JPY	908,331	USD	14	—
Goldman Sachs	10/3/2018	105,969	SGD	77,557	USD	2	—
Goldman Sachs	10/3/2018	77,367	USD	277,959	ILS	925	—
Goldman Sachs	10/3/2018	908,331	USD	100,515,454	JPY	23,329	—
Goldman Sachs	10/3/2018	77,557	USD	106,222	SGD	—	(187)
Goldman Sachs	11/2/2018	365,859	USD	505,537	AUD	5	—
Goldman Sachs	11/2/2018	44,999	USD	43,833	CHF	1	—
Goldman Sachs	11/2/2018	31,347	USD	200,732	DKK	1	—
Goldman Sachs	11/2/2018	652,531	USD	560,435	EUR	11	—
Goldman Sachs	11/2/2018	554,526	USD	424,668	GBP	—	(19)
Goldman Sachs	11/2/2018	123,990	USD	1,008,459	NOK	—	(3)
Goldman Sachs	11/2/2018	137,077	USD	206,726	NZD	1	—
Goldman Sachs	11/2/2018	230,770	USD	2,047,179	SEK	—	(7)
Goldman Sachs	11/5/2018	79,058	USD	286,680	ILS	15	—
Goldman Sachs	11/5/2018	928,352	USD	105,191,750	JPY	—	(29)
Goldman Sachs	11/5/2018	78,543	USD	107,245	SGD	—	(6)
Royal Bank of Canada	10/2/2018	523,443	AUD	378,743	USD	—	(6)
Royal Bank of Canada	10/2/2018	66,492	CHF	68,072	USD	—	(1)
Royal Bank of Canada	10/2/2018	199,291	DKK	31,041	USD	—	—
Royal Bank of Canada	10/2/2018	562,652	EUR	653,530	USD	—	(10)
Royal Bank of Canada	10/2/2018	432,775	GBP	564,352	USD	8	—
Royal Bank of Canada	10/2/2018	954,736	NOK	117,239	USD	3	—
Royal Bank of Canada	10/2/2018	207,844	NZD	137,792	USD	—	(2)
Royal Bank of Canada	10/2/2018	2,000,652	SEK	224,961	USD	3	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

Royal Bank of Canada	10/2/2018	2,037	USD	2,000	CHF	—	(11)
Royal Bank of Canada	10/3/2018	281,315	ILS	77,367	USD	—	(2)
Royal Bank of Canada	10/3/2018	103,165,146	JPY	908,331	USD	1	—
Royal Bank of Canada	10/3/2018	105,968	SGD	77,557	USD	1	—
Royal Bank of Canada	11/2/2018	365,859	USD	505,553	AUD	—	(7)
Royal Bank of Canada	11/2/2018	44,999	USD	43,834	CHF	—	—
Royal Bank of Canada	11/2/2018	31,347	USD	200,738	DKK	—	—
Royal Bank of Canada	11/2/2018	652,531	USD	560,445	EUR	—	(1)
Royal Bank of Canada	11/2/2018	554,526	USD	424,664	GBP	—	(13)
Royal Bank of Canada	11/2/2018	123,990	USD	1,008,468	NOK	—	(5)
Royal Bank of Canada	11/2/2018	137,077	USD	206,731	NZD	—	(2)
Royal Bank of Canada	11/2/2018	230,770	USD	2,047,190	SEK	—	(8)
Royal Bank of Canada	11/5/2018	79,058	USD	286,718	ILS	5	—
Royal Bank of Canada	11/5/2018	928,352	USD	105,190,915	JPY	—	(21)
Royal Bank of Canada	11/5/2018	78,543	USD	107,242	SGD	—	(4)
State Street Bank and Trust	10/2/2018	378,743	USD	523,724	AUD	—	(198)
State Street Bank and Trust	10/2/2018	68,072	USD	65,677	CHF	835	—
State Street Bank and Trust	10/2/2018	31,041	USD	198,463	DKK	129	—
State Street Bank and Trust	10/2/2018	653,530	USD	560,525	EUR	2,480	—
State Street Bank and Trust	10/2/2018	564,352	USD	433,704	GBP	—	(1,219)
State Street Bank and Trust	10/2/2018	117,239	USD	979,388	NOK	—	(3,030)
State Street Bank and Trust	10/2/2018	137,792	USD	207,684	NZD	108	—
State Street Bank and Trust	10/2/2018	224,961	USD	2,050,875	SEK	—	(5,651)
State Street Bank and Trust	10/3/2018	77,367	USD	277,931	ILS	933	—
State Street Bank and Trust	10/3/2018	908,331	USD	100,516,180	JPY	23,323	—
State Street Bank and Trust	10/3/2018	77,557	USD	106,218	SGD	—	(184)
UBS AG	10/2/2018	648,069	AUD	468,920	USD	—	(10)
UBS AG	10/2/2018	82,323	CHF	84,280	USD	—	(2)
UBS AG	10/2/2018	246,742	DKK	38,432	USD	—	(1)
UBS AG	10/2/2018	696,614	EUR	809,133	USD	—	(16)
UBS AG	10/2/2018	535,820	GBP	698,722	USD	14	—
UBS AG	10/2/2018	1,182,048	NOK	145,153	USD	3	—
UBS AG	10/2/2018	257,330	NZD	170,600	USD	—	(3)
UBS AG	10/2/2018	2,477,010	SEK	278,523	USD	6	—
UBS AG	10/2/2018	288,568	USD	399,051	AUD	—	(165)
UBS AG	10/2/2018	51,868	USD	50,043	CHF	636	—
UBS AG	10/2/2018	23,654	USD	151,231	DKK	99	—
UBS AG	10/2/2018	497,931	USD	427,074	EUR	1,885	—
UBS AG	10/2/2018	429,985	USD	330,446	GBP	—	(933)
UBS AG	10/2/2018	89,326	USD	746,191	NOK	—	(2,307)
UBS AG	10/2/2018	104,988	USD	158,243	NZD	81	—
UBS AG	10/2/2018	171,402	USD	1,562,695	SEK	—	(4,316)
UBS AG	10/3/2018	348,294	ILS	95,787	USD	—	(2)
UBS AG	10/3/2018	127,729,818	JPY	1,124,600	USD	15	—
UBS AG	10/3/2018	131,199	SGD	96,023	USD	1	—
UBS AG	10/3/2018	58,947	USD	211,754	ILS	712	—
UBS AG	10/3/2018	692,062	USD	76,583,442	JPY	17,773	—
UBS AG	10/3/2018	59,093	USD	80,934	SGD	—	(142)
UBS AG	11/2/2018	452,968	USD	625,921	AUD	—	(8)
UBS AG	11/2/2018	55,713	USD	54,271	CHF	—	—
UBS AG	11/2/2018	38,810	USD	248,531	DKK	—	(1)
UBS AG	11/2/2018	807,895	USD	693,896	EUR	—	(15)
UBS AG	11/2/2018	686,556	USD	525,783	GBP	—	(27)
UBS AG	11/2/2018	153,512	USD	1,248,592	NOK	—	(7)
UBS AG	11/2/2018	169,715	USD	255,951	NZD	—	(1)
UBS AG	11/2/2018	285,715	USD	2,534,629	SEK	—	(12)
UBS AG	11/5/2018	97,881	USD	354,993	ILS	3	—
UBS AG	11/5/2018	1,149,388	USD	130,241,521	JPY	—	(72)
UBS AG	11/5/2018	97,244	USD	132,777	SGD	—	(6)

						$132,615	$(49,960)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2018

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 98.5%

Japan - 98.5%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	100	$1,917
SG Holdings Co., Ltd.	100	2,621
Yamato Holdings Co., Ltd.	100	3,071

Total Air Freight & Logistics		7,609

Airlines - 0.5%
ANA Holdings, Inc.	200	6,990
Japan Airlines Co., Ltd.	200	7,191

Total Airlines		14,181

Auto Components - 3.7%
Aisan Industry Co., Ltd.	400	3,479
Aisin Seiki Co., Ltd.	200	9,737
Bridgestone Corp.	700	26,457
Daido Metal Co., Ltd.	200	1,650
Denso Corp.	500	26,408
Eagle Industry Co., Ltd.	200	2,606
Futaba Industrial Co., Ltd.	200	1,467
G-Tekt Corp.	100	1,655
NGK Spark Plug Co., Ltd.	100	2,914
NOK Corp.	200	3,435
Stanley Electric Co., Ltd.	100	3,420
Sumitomo Electric Industries Ltd.	500	7,845
Sumitomo Rubber Industries Ltd.(a)	300	4,503
Tokai Rika Co., Ltd.	200	4,226
Toyoda Gosei Co., Ltd.	100	2,470
Toyota Boshoku Corp.	100	1,867
TS Tech Co., Ltd.	100	3,451
Yokohama Rubber Co., Ltd. (The)	100	2,156

Total Auto Components		109,746

Automobiles - 9.8%
Honda Motor Co., Ltd.	1,400	42,388
Isuzu Motors Ltd.	600	9,461
Mazda Motor Corp.	500	6,004
Mitsubishi Motors Corp.	600	4,237
Nissan Motor Co., Ltd.	5,400	50,560
Subaru Corp.	800	24,510
Suzuki Motor Corp.	200	11,459
Toyota Motor Corp.	2,130	133,049
Yamaha Motor Co., Ltd.	300	8,412

Total Automobiles		290,080

Banks - 8.3%
Aozora Bank Ltd.	200	7,149
Chiba Bank Ltd. (The)	400	2,733
Chugoku Bank Ltd. (The)	100	1,019
Concordia Financial Group Ltd.	500	2,452
Ehime Bank Ltd. (The)	200	2,197
FIDEA Holdings Co., Ltd.	1,100	1,656
Fukui Bank Ltd. (The)	100	2,091
Fukuoka Financial Group, Inc.	200	5,502
Gunma Bank Ltd. (The)	500	2,575
Hachijuni Bank Ltd. (The)	700	3,211
Hokuhoku Financial Group, Inc.	200	2,812
Iyo Bank Ltd. (The)	400	2,500
Kyushu Financial Group, Inc.	400	1,902
Mebuki Financial Group, Inc.	1,270	4,394
Mitsubishi UFJ Financial Group, Inc.	10,200	63,678
Mizuho Financial Group, Inc.	25,000	43,624
Musashino Bank Ltd. (The)	100	2,888
Nishi-Nippon Financial Holdings, Inc.	200	2,314
North Pacific Bank Ltd.	1,300	4,406
Resona Holdings, Inc.	2,100	11,801
Senshu Ikeda Holdings, Inc.	700	2,348
Seven Bank Ltd.	800	2,528
Shizuoka Bank Ltd. (The)	400	3,592
Sumitomo Mitsui Financial Group, Inc.	1,300	52,488
Sumitomo Mitsui Trust Holdings, Inc.	300	12,350

Total Banks		244,210

Beverages - 1.1%
Asahi Group Holdings Ltd.	200	8,672
Coca-Cola Bottlers Japan Holdings, Inc.	150	4,015
Kirin Holdings Co., Ltd.	500	12,814
Suntory Beverage & Food Ltd.	200	8,469

Total Beverages		33,970

Building Products - 1.4%
AGC, Inc.	200	8,302
Aica Kogyo Co., Ltd.	200	8,082
Daikin Industries Ltd.	100	13,316
LIXIL Group Corp.	200	3,853
Sanwa Holdings Corp.	400	4,765
TOTO Ltd.	100	4,151

Total Building Products		42,469

Capital Markets - 2.2%
Daiwa Securities Group, Inc.	1,700	10,345
Ichigo, Inc.	1,100	4,126
Ichiyoshi Securities Co., Ltd.	300	3,119
IwaiCosmo Holdings, Inc.	200	2,828
Japan Exchange Group, Inc.	500	8,716
kabu.com Securities Co., Ltd.	600	2,028
Kyokuto Securities Co., Ltd.	200	2,544
Matsui Securities Co., Ltd.(a)	300	3,154
Nomura Holdings, Inc.	2,900	13,856
Okasan Securities Group, Inc.	1,000	5,150
SBI Holdings, Inc.	200	6,216
Tokai Tokyo Financial Holdings, Inc.	600	3,455

Total Capital Markets		65,537

Chemicals - 4.4%
Asahi Kasei Corp.	1,000	15,169
Daicel Corp.	200	2,324
DIC Corp.	100	3,601
Hitachi Chemical Co., Ltd.	200	4,073
JSR Corp.	200	3,735
Kansai Paint Co., Ltd.	100	1,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2018

Investments	Shares	Value
Kuraray Co., Ltd.	300	$4,511
Mitsubishi Chemical Holdings Corp.	1,000	9,574
Mitsubishi Gas Chemical Co., Inc.	200	4,259
Mitsui Chemicals, Inc.	200	5,003
Nihon Parkerizing Co., Ltd.	300	4,057
Nippon Kayaku Co., Ltd.	300	3,568
Nippon Paint Holdings Co., Ltd.	100	3,733
Nippon Valqua Industries Ltd.	100	2,809
Nissan Chemical Corp.	100	5,282
Nitto Denko Corp.	100	7,498
Shin-Etsu Chemical Co., Ltd.	200	17,722
Showa Denko K.K.	100	5,520
Sumitomo Chemical Co., Ltd.	1,000	5,855
Taiyo Nippon Sanso Corp.	200	2,993
Teijin Ltd.	100	1,918
Toagosei Co., Ltd.	300	3,463
Toray Industries, Inc.	500	3,757
Tosoh Corp.	200	3,081
Toyobo Co., Ltd.	100	1,697
Ube Industries Ltd.	100	2,721

Total Chemicals		129,767

Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co., Ltd.	200	4,652
Kokuyo Co., Ltd.	200	3,603
Okamura Corp.	200	2,676
Park24 Co., Ltd.	100	3,024
Secom Co., Ltd.	100	8,154

Total Commercial Services & Supplies		22,109

Construction & Engineering - 1.4%
COMSYS Holdings Corp.	200	5,925
Kajima Corp.	500	7,268
Kyowa Exeo Corp.	200	5,855
Obayashi Corp.	500	4,736
Okumura Corp.	100	3,139
Raito Kogyo Co., Ltd.	200	2,861
Shimizu Corp.	400	3,652
Taikisha Ltd.	100	3,266
Taisei Corp.	100	4,560

Total Construction & Engineering		41,262

Construction Materials - 0.2%
Geostr Corp.	500	2,566
Taiheiyo Cement Corp.	100	3,139

Total Construction Materials		5,705

Distributors - 0.3%
Canon Marketing Japan, Inc.	100	2,124
Paltac Corp.	100	5,467

Total Distributors		7,591

Diversified Consumer Services - 0.2%
Benesse Holdings, Inc.	100	2,848
Meiko Network Japan Co., Ltd.(a)	200	1,856

Total Diversified Consumer Services		4,704

Diversified Telecommunication Services - 2.4%
Nippon Telegraph & Telephone Corp.	1,600	72,291

Electric Utilities - 1.0%
Chubu Electric Power Co., Inc.	300	4,539
Chugoku Electric Power Co., Inc. (The)(a)	400	5,141
Kansai Electric Power Co., Inc. (The)	500	7,541
Kyushu Electric Power Co., Inc.	200	2,414
Shikoku Electric Power Co., Inc.	200	2,611
Tohoku Electric Power Co., Inc.	500	6,788

Total Electric Utilities		29,034

Electrical Equipment - 1.7%
Helios Techno Holding Co., Ltd.(a)	300	2,356
Idec Corp.	100	2,192
Mabuchi Motor Co., Ltd.	100	4,036
Mitsubishi Electric Corp.	1,400	19,185
Nidec Corp.	100	14,390
Nissin Electric Co., Ltd.	200	1,821
Nitto Kogyo Corp.	300	5,549

Total Electrical Equipment		49,529

Electronic Equipment, Instruments & Components - 2.9%
Alps Electric Co., Ltd.	100	2,541
Amano Corp.	100	2,090
Azbil Corp.	200	4,353
Canon Electronics, Inc.	200	4,201
CMK Corp.(a)	200	1,530
Dexerials Corp.	200	2,034
Hamamatsu Photonics K.K.	100	3,984
Hitachi High-Technologies Corp.	100	3,447
Hitachi Ltd.	600	20,390
Macnica Fuji Electronics Holdings, Inc.	100	1,767
Murata Manufacturing Co., Ltd.	100	15,376
Nippon Electric Glass Co., Ltd.	100	3,147
Nohmi Bosai Ltd.	200	4,464
Omron Corp.	100	4,226
Satori Electric Co., Ltd.	300	2,691
Sumida Corp.(a)	200	2,592
Yaskawa Electric Corp.	100	2,971
Yokogawa Electric Corp.	200	4,231

Total Electronic Equipment, Instruments & Components		86,035

Energy Equipment & Services - 0.1%
Shinko Plantech Co., Ltd.	200	2,081

Entertainment - 1.3%
COLOPL, Inc.	300	1,946
Koei Tecmo Holdings Co., Ltd.	240	4,129
Konami Holdings Corp.	100	3,918
Nintendo Co., Ltd.	50	18,251
Square Enix Holdings Co., Ltd.	100	4,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2018

Investments	Shares	Value
Toho Co., Ltd.	200	$6,277

Total Entertainment		38,659

Food & Staples Retailing - 1.6%
Aeon Co., Ltd.(a)	400	9,640
Arcs Co., Ltd.	100	2,712
Cawachi Ltd.	100	2,034
FamilyMart UNY Holdings Co., Ltd.	55	5,728
Lawson, Inc.	100	6,092
Seven & I Holdings Co., Ltd.	400	17,819
Valor Holdings Co., Ltd.(a)	200	4,628

Total Food & Staples Retailing		48,653

Food Products - 0.9%
Ajinomoto Co., Inc.	300	5,152
Kewpie Corp.	100	2,316
MEIJI Holdings Co., Ltd.	100	6,717
NH Foods Ltd.	100	3,693
Toyo Suisan Kaisha Ltd.	100	3,878
Yamazaki Baking Co., Ltd.	200	4,004

Total Food Products		25,760

Gas Utilities - 0.5%
Osaka Gas Co., Ltd.	200	3,902
Saibu Gas Co., Ltd.	100	2,377
Tokyo Gas Co., Ltd.	300	7,375

Total Gas Utilities		13,654

Health Care Equipment & Supplies - 0.9%
Hoya Corp.	200	11,885
Nihon Kohden Corp.	100	3,170
Nipro Corp.	200	2,736
Olympus Corp.	100	3,905
Terumo Corp.	100	5,925

Total Health Care Equipment & Supplies		27,621

Health Care Providers & Services - 0.3%
Alfresa Holdings Corp.	100	2,676
BML, Inc.	100	3,046
Medipal Holdings Corp.	200	4,175

Total Health Care Providers & Services		9,897

Hotels, Restaurants & Leisure - 0.5%
Kisoji Co., Ltd.	100	2,351
McDonald’s Holdings Co., Japan Ltd.	100	4,393
Round One Corp.	100	1,325
Skylark Holdings Co., Ltd.	200	2,960
Tosho Co., Ltd.	100	4,058

Total Hotels, Restaurants & Leisure		15,087

Household Durables - 2.3%
Casio Computer Co., Ltd.(a)	200	3,270
Foster Electric Co., Ltd.	100	1,262
Haseko Corp.	300	3,896
Iida Group Holdings Co., Ltd.	200	3,558
Nihon House Holdings Co., Ltd.	500	2,813
Nikon Corp.	300	5,639
Panasonic Corp.	1,200	13,982
Sekisui Chemical Co., Ltd.	400	7,381
Sekisui House Ltd.	700	10,677
Sony Corp.	200	12,266
Sumitomo Forestry Co., Ltd.	100	1,739

Total Household Durables		66,483

Household Products - 0.4%
Pigeon Corp.	100	5,635
Unicharm Corp.	200	6,617

Total Household Products		12,252

Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	200	5,538

Industrial Conglomerates - 0.2%
Nisshinbo Holdings, Inc.	100	1,191
Seibu Holdings, Inc.	200	3,597

Total Industrial Conglomerates		4,788

Insurance - 5.4%
Dai-ichi Life Holdings, Inc.	800	16,660
Japan Post Holdings Co., Ltd.	4,600	54,754
Japan Post Insurance Co., Ltd.	500	11,854
MS&AD Insurance Group Holdings, Inc.	500	16,701
Sompo Holdings, Inc.	300	12,781
Sony Financial Holdings, Inc.(a)	400	8,818
T&D Holdings, Inc.	500	8,254
Tokio Marine Holdings, Inc.	600	29,777

Total Insurance		159,599

Interactive Media & Services - 0.5%
COOKPAD, Inc.	300	1,204
Mixi, Inc.	100	2,400
Yahoo Japan Corp.	3,200	11,523

Total Interactive Media & Services		15,127

Internet & Catalog Retail - 0.1%
Rakuten, Inc.	100	767
Start Today Co., Ltd.	100	3,028

Total Internet & Catalog Retail		3,795

IT Services - 1.4%
Fujitsu Ltd.	100	7,128
GMO Internet, Inc.	100	1,745
Itochu Techno-Solutions Corp.	200	4,347
Nomura Research Institute Ltd.	120	6,064
NS Solutions Corp.	100	3,231
NSD Co., Ltd.	200	4,443
NTT Data Corp.	500	6,924
Otsuka Corp.	200	7,466

Total IT Services		41,348

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	200	7,774
Fields Corp.	200	1,669
Heiwa Corp.	100	2,231
Sankyo Co., Ltd.	100	3,914
Sega Sammy Holdings, Inc.	300	4,424
Tomy Co., Ltd.	200	2,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2018

Investments	Shares	Value
Yamaha Corp.	100	$5,300

Total Leisure Products		27,370

Machinery - 5.1%
Amada Holdings Co., Ltd.	200	2,136
Daifuku Co., Ltd.	100	5,097
DMG Mori Co., Ltd.	100	1,671
Ebara Corp.	100	3,451
FANUC Corp.	100	18,858
Giken Ltd.	200	5,309
Glory Ltd.	100	2,445
Hino Motors Ltd.	500	5,476
Hitachi Construction Machinery Co., Ltd.	100	3,346
JTEKT Corp.	200	2,928
Komatsu Ltd.	700	21,299
Kubota Corp.	500	8,500
Kurita Water Industries Ltd.	200	5,828
Makita Corp.	100	5,009
MINEBEA MITSUMI, Inc.	100	1,814
MISUMI Group, Inc.	200	5,177
Mitsubishi Heavy Industries Ltd.	200	7,725
Miura Co., Ltd.	200	6,198
Morita Holdings Corp.	200	4,529
Nabtesco Corp.	100	2,659
NGK Insulators Ltd.	100	1,650
Noritake Co., Ltd.	100	6,312
NSK Ltd.	400	4,585
NTN Corp.	1,000	4,094
Sodick Co., Ltd.	200	1,817
Sumitomo Heavy Industries Ltd.	200	7,140
Tadano Ltd.	200	2,326
THK Co., Ltd.	100	2,546

Total Machinery		149,925

Marine - 0.1%
Mitsui OSK Lines Ltd.	100	2,919

Media - 0.6%
CyberAgent, Inc.	100	5,326
Dentsu, Inc.	100	4,640
Hakuhodo DY Holdings, Inc.	300	5,264
SKY Perfect JSAT Holdings, Inc.	600	2,895

Total Media		18,125

Metals & Mining - 1.9%
Daido Steel Co., Ltd.	100	4,860
Dowa Holdings Co., Ltd.	100	3,178
Godo Steel Ltd.	200	4,120
Hitachi Metals Ltd.	100	1,239
JFE Holdings, Inc.	500	11,476
Kobe Steel Ltd.	200	1,779
Kyoei Steel Ltd.	100	1,951
Mitsubishi Materials Corp.	100	2,989
Nippon Light Metal Holdings Co., Ltd.	1,500	3,354
Nippon Steel & Sumitomo Metal Corp.	800	16,928
OSAKA Titanium Technologies Co., Ltd.	100	1,604
Sumitomo Metal Mining Co., Ltd.	100	3,509

Total Metals & Mining		56,987

Multiline Retail - 0.3%
J. Front Retailing Co., Ltd.	200	3,105
Marui Group Co., Ltd.	200	4,937

Total Multiline Retail		8,042

Oil, Gas & Consumable Fuels - 1.2%
Idemitsu Kosan Co., Ltd.	100	5,291
JXTG Holdings, Inc.	2,750	20,780
Showa Shell Sekiyu K.K.	400	8,477

Total Oil, Gas & Consumable Fuels		34,548

Paper & Forest Products - 0.4%
Hokuetsu Corp.	400	2,180
Nippon Paper Industries Co., Ltd.	100	1,841
Oji Holdings Corp.	1,000	7,263

Total Paper & Forest Products		11,284

Personal Products - 1.1%
Fancl Corp.	100	4,913
Kao Corp.	200	16,153
Pola Orbis Holdings, Inc.	100	3,654
Shiseido Co., Ltd.	100	7,746

Total Personal Products		32,466

Pharmaceuticals - 5.2%
Astellas Pharma, Inc.	1,000	17,450
Chugai Pharmaceutical Co., Ltd.	200	12,854
Daiichi Sankyo Co., Ltd.	400	17,344
Eisai Co., Ltd.	100	9,737
Kaken Pharmaceutical Co., Ltd.	100	5,318
KYORIN Holdings, Inc.	100	2,065
Kyowa Hakko Kirin Co., Ltd.	100	1,874
Mitsubishi Tanabe Pharma Corp.	600	10,037
Ono Pharmaceutical Co., Ltd.	300	8,491
Otsuka Holdings Co., Ltd.	300	15,126
Santen Pharmaceutical Co., Ltd.	200	3,171
Shionogi & Co., Ltd.	100	6,536
Sumitomo Dainippon Pharma Co., Ltd.	200	4,594
Takeda Pharmaceutical Co., Ltd.(a)	900	38,517

Total Pharmaceuticals		153,114

Professional Services - 0.7%
Recruit Holdings Co., Ltd.	400	13,354
TechnoPro Holdings, Inc.	100	6,207

Total Professional Services		19,561

Real Estate Management & Development - 2.1%
Aeon Mall Co., Ltd.	100	1,719
Daito Trust Construction Co., Ltd.	100	12,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2018

Investments	Shares	Value
Daiwa House Industry Co., Ltd.	400	$11,861
Hulic Co., Ltd.	300	2,945
Mitsubishi Estate Co., Ltd.	500	8,505
Mitsui Fudosan Co., Ltd.	300	7,102
Nomura Real Estate Holdings, Inc.	100	2,020
NTT Urban Development Corp.	300	3,439
Prospect Co., Ltd.(a)	4,000	1,514
Sun Frontier Fudousan Co., Ltd.	100	1,144
Tokyo Tatemono Co., Ltd.	200	2,440
Tokyu Fudosan Holdings Corp.	500	3,486
Unizo Holdings Co., Ltd.	100	1,928

Total Real Estate Management & Development		60,970

Road & Rail - 1.8%
East Japan Railway Co.	200	18,585
Hankyu Hanshin Holdings, Inc.	200	7,096
Kyushu Railway Co.	100	3,046
Nikkon Holdings Co., Ltd.	200	5,187
Seino Holdings Co., Ltd.	400	6,046
Senko Group Holdings Co., Ltd.	300	2,499
Tokyu Corp.	200	3,659
West Japan Railway Co.	100	6,974

Total Road & Rail		53,092

Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp.(a)	200	4,214
Mimasu Semiconductor Industry Co., Ltd.	100	1,602
SUMCO Corp.	100	1,451
Tokyo Electron Ltd.	100	13,743
Tokyo Seimitsu Co., Ltd.	100	2,599

Total Semiconductors & Semiconductor Equipment		23,609

Software - 0.5%
Oracle Corp.	100	8,064
Trend Micro, Inc.	100	6,436

Total Software		14,500

Specialty Retail - 1.6%
Adastria Co., Ltd.	200	2,673
Aoyama Trading Co., Ltd.	100	3,073
DCM Holdings Co., Ltd.	300	2,728
Fast Retailing Co., Ltd.	25	12,748
Geo Holdings Corp.	200	3,027
Gfoot Co., Ltd.	100	674
K’s Holdings Corp.	200	2,421
Kohnan Shoji Co., Ltd.	100	2,529
Konaka Co., Ltd.	400	1,796
T-Gaia Corp.	100	2,609
USS Co., Ltd.	300	5,570
Yamada Denki Co., Ltd.(a)	800	4,050
Yellow Hat Ltd.	100	2,676

Total Specialty Retail		46,574

Technology Hardware, Storage & Peripherals - 2.7%
Brother Industries Ltd.	200	3,951
Canon, Inc.	1,500	47,674
FUJIFILM Holdings Corp.	200	9,006
Konica Minolta, Inc.	300	3,191
NEC Corp.	200	5,529
Ricoh Co., Ltd.	200	2,148
Seiko Epson Corp.	400	6,825

Total Technology Hardware, Storage & Peripherals		78,324

Textiles, Apparel & Luxury Goods - 0.1%
Baroque Japan Ltd.	200	1,907

Tobacco - 2.0%
Japan Tobacco, Inc.	2,300	60,059

Trading Companies & Distributors - 4.5%
ITOCHU Corp.	1,400	25,637
Marubeni Corp.	1,900	17,397
Mitsubishi Corp.	1,500	46,234
Sojitz Corp.	1,100	3,970
Sumitomo Corp.	1,400	23,351
Toyota Tsusho Corp.	200	7,554
Yamazen Corp.	500	5,965
Yuasa Trading Co., Ltd.	100	3,592

Total Trading Companies & Distributors		133,700

Wireless Telecommunication Services - 5.8%
KDDI Corp.	1,900	52,508
NTT DOCOMO, Inc.	3,700	99,516
SoftBank Group Corp.	200	20,196

Total Wireless Telecommunication Services		172,220

TOTAL COMMON STOCKS (Cost: $2,431,880)		2,905,467

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b) (Cost: $13,716)(c)	13,716	13,716

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $2,445,596)		2,919,183
Other Assets less Liabilities - 1.0%		30,487

NET ASSETS - 100.0%		$2,949,670

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $71,130 and the total market value of the collateral held by the Fund was $75,054. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $61,338.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2018	496,596	USD	54,955,150	JPY	$12,736	$—
Citibank N.A.	10/3/2018	2,104,162	JPY	18,653	USD	—	(127)
Citibank N.A.	10/3/2018	15,988,373	JPY	140,768	USD	4	—
Citibank N.A.	10/3/2018	496,596	USD	54,955,150	JPY	12,736	—
Citibank N.A.	11/5/2018	146,301	USD	16,577,483	JPY	—	(5)
Credit Suisse International	10/3/2018	69,279,307	JPY	609,983	USD	—	(4)
Credit Suisse International	11/5/2018	633,965	USD	71,835,715	JPY	—	(28)
Goldman Sachs	10/3/2018	55,957,643	JPY	492,679	USD	8	—
Goldman Sachs	10/3/2018	496,596	USD	54,953,065	JPY	12,754	—
Goldman Sachs	11/5/2018	512,048	USD	58,020,261	JPY	—	(16)
Royal Bank of Canada	10/3/2018	55,956,805	JPY	492,679	USD	—	—
Royal Bank of Canada	11/5/2018	512,048	USD	58,019,800	JPY	—	(12)
State Street Bank and Trust	10/3/2018	496,596	USD	54,953,462	JPY	12,751	—
UBS AG	10/3/2018	69,280,649	JPY	609,983	USD	8	—
UBS AG	10/3/2018	378,361	USD	41,869,352	JPY	9,717	—
UBS AG	11/5/2018	633,965	USD	71,836,983	JPY	—	(40)

						$60,714	$(232)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 4.2%
AES Tiete Energia S.A.	1,819	$4,327
Alupar Investimento S.A.	1,735	6,886
Ambev S.A.	50,045	229,827
B3 S.A. - Brasil Bolsa Balcao	9,741	57,077
Banco Bradesco S.A.	8,978	57,889
Banco do Brasil S.A.	8,631	63,648
Banco Santander Brasil S.A.	6,922	61,896
BB Seguridade Participacoes S.A.	5,271	31,809
CCR S.A.	10,359	21,945
Cia de Saneamento Basico do Estado de Sao Paulo	2,337	13,805
Cia Hering	3,019	13,434
Cielo S.A.	11,016	33,791
Cosan S.A.	1,007	8,172
EDP - Energias do Brasil S.A.	1,397	4,474
Embraer S.A.	1,922	9,544
Engie Brasil Energia S.A.	5,420	48,153
Equatorial Energia S.A.	1,301	18,719
Estacio Participacoes S.A.	4,453	27,865
Ez Tec Empreendimentos e Participacoes S.A.	3,199	13,457
Fibria Celulose S.A.	1,797	33,982
Fleury S.A.	1,400	7,467
Gerdau S.A.	1,893	6,328
Grendene S.A.	7,252	12,221
Itau Unibanco Holding S.A.	7,410	69,952
JBS S.A.	2,377	5,583
Klabin S.A.	4,713	23,473
Kroton Educacional S.A.	10,195	29,103
Localiza Rent a Car S.A.	3,181	18,121
Lojas Renner S.A.	2,642	20,509
Mahle-Metal Leve S.A.	2,601	15,794
MRV Engenharia e Participacoes S.A.	2,929	9,014
Multiplan Empreendimentos Imobiliarios S.A.	2,582	12,097
Multiplus S.A.	1,102	6,725
Natura Cosmeticos S.A.	420	2,985
Odontoprev S.A.	5,025	16,118
Porto Seguro S.A.	2,103	31,222
Qualicorp Consultoria e Corretora de Seguros S.A.	3,005	12,401
Raia Drogasil S.A.	1,002	18,173
Smiles Fidelidade S.A.	1,552	17,877
Sul America S.A.	1,589	10,345
TIM Participacoes S.A.	8,638	25,372
TOTVS S.A.	1,604	10,081
Transmissora Alianca de Energia Eletrica S.A.	6,623	33,168
Ultrapar Participacoes S.A.	2,659	24,855
Vale S.A.	22,391	335,398
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,296	7,233
WEG S.A.	7,839	38,768

Total Brazil		1,581,083

Chile - 1.3%
AES Gener S.A.	45,589	13,130
Aguas Andinas S.A. Class A	34,036	18,786
Banco de Chile	384,249	58,354
Banco de Credito e Inversiones S.A.	483	32,578
Banco Santander Chile	883,580	70,502
CAP S.A.	1,862	18,701
Cencosud S.A.	7,308	17,326
Cia Cervecerias Unidas S.A.	1,091	15,166
Colbun S.A.	32,659	7,031
Empresas COPEC S.A.	3,914	60,300
Enel Americas S.A.	261,358	40,147
Enel Chile S.A.	344,241	34,570
Inversiones Aguas Metropolitanas S.A.	8,583	12,733
Inversiones La Construccion S.A.	1,091	18,992
Ripley Corp. S.A.	24,341	22,688
S.A.C.I. Falabella	4,797	38,937
Sociedad Matriz del Banco de Chile S.A. Class B	45,122	22,079
SONDA S.A.	1,895	2,841

Total Chile		504,861

China - 22.9%
AAC Technologies Holdings, Inc.	4,000	41,560
Agricultural Bank of China Ltd. Class H	344,000	168,815
Air China Ltd. Class H	10,000	9,661
Anhui Conch Cement Co., Ltd. Class H	11,000	66,423
Anhui Expressway Co., Ltd. Class H	18,000	10,927
ANTA Sports Products Ltd.	12,000	57,585
BAIC Motor Corp., Ltd. Class H(a)	18,000	14,423
Bank of China Ltd. Class H	872,000	387,808
Bank of Communications Co., Ltd. Class H	252,000	189,043
BBMG Corp. Class H(b)	11,000	3,767
Beijing Capital International Airport Co., Ltd. Class H	4,000	4,861
Beijing Enterprises Holdings Ltd.	6,000	33,662
Beijing Enterprises Water Group Ltd.*	32,000	17,053
Beijing Jingneng Clean Energy Co., Ltd. Class H	68,000	13,731
Brilliance China Automotive Holdings Ltd.	12,000	19,415
Central China Securities Co., Ltd. Class H	21,000	5,287
CGN Power Co., Ltd. Class H(a)	119,000	28,287
China Cinda Asset Management Co., Ltd. Class H	92,000	23,280
China CITIC Bank Corp., Ltd. Class H	133,000	85,155
China Communications Construction Co., Ltd. Class H	37,000	37,828
China Communications Services Corp., Ltd. Class H	24,000	22,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
China Conch Venture Holdings Ltd.	11,500	$40,122
China Construction Bank Corp. Class H	1,321,000	1,154,729
China Eastern Airlines Corp., Ltd. Class H	20,000	12,831
China Everbright Bank Co., Ltd. Class H	38,000	16,851
China Everbright International Ltd.	29,407	25,405
China Galaxy Securities Co., Ltd. Class H	42,000	19,591
China Gas Holdings Ltd.	13,200	37,365
China International Marine Containers Group Co., Ltd. Class H	6,200	6,576
China Jinmao Holdings Group Ltd.	64,000	29,117
China Lesso Group Holdings Ltd.	9,000	5,107
China Life Insurance Co., Ltd. Class H	22,000	49,989
China Lilang Ltd.	22,000	20,580
China Longyuan Power Group Corp., Ltd. Class H	21,000	17,659
China Medical System Holdings Ltd.	12,000	16,685
China Mengniu Dairy Co., Ltd.*	11,000	36,620
China Merchants Bank Co., Ltd. Class H	25,000	101,599
China Mobile Ltd.	69,500	685,239
China National Building Material Co., Ltd. Class H	22,000	19,540
China Oilfield Services Ltd. Class H	18,000	19,530
China Overseas Land & Investment Ltd.	26,000	81,407
China Pacific Insurance Group Co., Ltd. Class H	13,800	53,261
China Petroleum & Chemical Corp. Class H	494,000	494,953
China Power Clean Energy Development Co., Ltd.	6,000	2,178
China Power International Development Ltd.	120,666	26,832
China Railway Construction Corp., Ltd. Class H	17,000	22,942
China Railway Group Ltd. Class H	21,000	20,826
China Railway Signal & Communication Corp., Ltd. Class H(a)	11,000	7,788
China Reinsurance Group Corp. Class H	74,000	14,658
China Resources Beer Holdings Co., Ltd.	2,000	8,038
China Resources Cement Holdings Ltd.	40,000	46,569
China Resources Gas Group Ltd.	2,000	8,141
China Resources Land Ltd.	20,000	70,033
China Resources Pharmaceutical Group Ltd.(a)	4,500	7,143
China Resources Power Holdings Co., Ltd.	42,000	74,286
China Shenhua Energy Co., Ltd. Class H	30,500	69,693
China South City Holdings Ltd.	76,000	12,432
China Southern Airlines Co., Ltd. Class H	18,000	11,525
China State Construction International Holdings Ltd.	12,000	12,683
China Telecom Corp., Ltd. Class H	124,000	61,644
China Travel International Investment Hong Kong Ltd.	48,000	15,458
China Vanke Co., Ltd. Class H	11,300	37,402
China Yongda Automobiles Services Holdings Ltd.(b)	7,000	6,289
China ZhengTong Auto Services Holdings Ltd.	7,500	4,927
China Zhongwang Holdings Ltd.(b)	38,400	18,795
Chongqing Rural Commercial Bank Co., Ltd. Class H	26,000	14,221
CIFI Holdings Group Co., Ltd.	48,000	22,083
CITIC Ltd.	48,000	71,525
CITIC Securities Co., Ltd. Class H	11,500	20,458
CITIC Telecom International Holdings Ltd.	47,000	16,037
CNOOC Ltd.	248,000	491,252
COSCO Shipping Energy Transportation Co., Ltd. Class H	28,000	13,920
COSCO Shipping Ports Ltd.	4,000	4,401
Cosmo Lady China Holdings Co., Ltd.(a)	21,000	9,205
Country Garden Holdings Co., Ltd.	58,000	73,159
CPMC Holdings Ltd.(b)	12,000	4,539
CRRC Corp., Ltd. Class H	49,000	44,774
CSPC Pharmaceutical Group Ltd.	22,000	46,728
Dali Foods Group Co., Ltd.(a)	55,500	39,932
Dongfeng Motor Group Co., Ltd. Class H	30,000	30,901
E-Commodities Holdings Ltd.	108,000	6,901
ENN Energy Holdings Ltd.	3,100	26,940
Fosun International Ltd.	18,500	32,627
Fuyao Glass Industry Group Co., Ltd. Class H(a)	4,000	14,543
Geely Automobile Holdings Ltd.	8,000	15,949
GF Securities Co., Ltd. Class H	6,800	8,725
Goodbaby International Holdings Ltd.	9,000	3,600
Great Wall Motor Co., Ltd. Class H(b)	44,000	28,059
Greatview Aseptic Packaging Co., Ltd.	14,000	8,928
Guangdong Investment Ltd.	44,000	78,161
Guangzhou Automobile Group Co., Ltd. Class H	27,200	30,138
Guangzhou R&F Properties Co., Ltd. Class H	18,000	33,079
Guotai Junan International Holdings Ltd.(b)	22,000	3,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
Haitian International Holdings Ltd.	10,000	$22,262
Haitong Securities Co., Ltd. Class H	16,000	14,559
Hengan International Group Co., Ltd.	7,000	64,589
Hisense Kelon Electrical Holdings Co., Ltd. Class H	4,000	3,624
Huadian Fuxin Energy Corp., Ltd. Class H	42,000	8,481
Huadian Power International Corp., Ltd. Class H	48,000	18,771
Huaneng Power International, Inc. Class H	116,000	76,346
Huaneng Renewables Corp., Ltd. Class H	28,000	8,337
Industrial & Commercial Bank of China Ltd. Class H	839,000	613,309
Jiangnan Group Ltd.*	176,000	9,447
Jiangsu Expressway Co., Ltd. Class H	18,000	23,095
Kingboard Laminates Holdings Ltd.	21,000	18,625
Kingsoft Corp., Ltd.	1,000	1,907
Kunlun Energy Co., Ltd.	24,000	27,942
KWG Group Holdings Ltd.*	24,500	22,418
Lee & Man Paper Manufacturing Ltd.	31,000	28,762
Legend Holdings Corp. Class H(a)	2,200	6,748
Lenovo Group Ltd.	166,000	121,346
Logan Property Holdings Co., Ltd.	14,000	15,816
Longfor Group Holdings Ltd.	17,000	43,886
Luye Pharma Group Ltd.(a)(b)	11,500	10,317
Metallurgical Corp. of China Ltd. Class H	24,000	6,748
MGM China Holdings Ltd.	4,400	6,973
New China Life Insurance Co., Ltd. Class H	1,500	7,198
Nine Dragons Paper Holdings Ltd.	17,000	18,380
People’s Insurance Co. Group of China Ltd. (The) Class H	25,000	11,246
PetroChina Co., Ltd. Class H	188,000	152,324
PICC Property & Casualty Co., Ltd. Class H	40,000	47,234
Ping An Insurance Group Co. of China Ltd. Class H	24,000	243,837
Red Star Macalline Group Corp., Ltd. Class H(a)	7,000	6,718
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	3,951
Shanghai Industrial Holdings Ltd.	11,000	24,376
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	4,900	12,249
Shenzhen Expressway Co., Ltd. Class H	4,000	4,018
Shenzhen International Holdings Ltd.	18,917	39,067
Shenzhen Investment Ltd.	28,000	8,946
Shenzhou International Group Holdings Ltd.	9,000	115,477
Shimao Property Holdings Ltd.	23,500	58,623
Shougang Fushan Resources Group Ltd.	40,000	8,895
Shui On Land Ltd.	48,000	11,164
Sichuan Expressway Co., Ltd. Class H	22,000	6,804
Sihuan Pharmaceutical Holdings Group Ltd.	34,000	6,952
Sino-Ocean Group Holding Ltd.	54,000	23,809
Sinopec Engineering Group Co., Ltd. Class H	6,000	6,855
Sinopec Shanghai Petrochemical Co., Ltd. Class H	72,000	43,983
Sinopharm Group Co., Ltd. Class H	8,400	41,115
SITC International Holdings Co., Ltd.	23,000	18,577
Sun Art Retail Group Ltd.	30,500	39,680
Sunac China Holdings Ltd.	10,000	30,799
Tencent Holdings Ltd.	3,300	136,303
Tingyi Cayman Islands Holding Corp.	16,000	29,404
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	14,646
TravelSky Technology Ltd. Class H	1,000	2,601
Want Want China Holdings Ltd.	58,000	48,847
Weichai Power Co., Ltd. Class H	20,000	24,793
WH Group Ltd.(a)	79,500	55,981
Xingda International Holdings Ltd.	9,000	2,611
Xinhua Winshare Publishing and Media Co., Ltd. Class H	25,000	16,997
Xinyi Glass Holdings Ltd.	46,000	58,140
Xinyi Solar Holdings Ltd.(b)	72,000	22,175
Yanzhou Coal Mining Co., Ltd. Class H	12,000	13,909
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	3,800	15,807
Yuexiu Property Co., Ltd.	124,000	22,186
Yuexiu Transport Infrastructure Ltd.	18,000	14,285
Zhuzhou CRRC Times Electric Co., Ltd. Class H	1,300	7,426
Zijin Mining Group Co., Ltd. Class H	48,000	18,464
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	19,400	7,512

Total China		8,619,032

Czech Republic - 0.6%
CEZ AS	5,614	143,532
Komercni Banka AS	1,167	47,896
Moneta Money Bank AS(a)	1,845	6,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
O2 Czech Republic AS	2,046	$23,874

Total Czech Republic		222,093

Hong Kong - 0.2%
Chow Tai Fook Jewellery Group Ltd.	23,400	24,073
CP Pokphand Co., Ltd.	68,000	6,083
Kerry Logistics Network Ltd.	7,000	11,683
Kingboard Holdings Ltd.	7,000	22,857
Stella International Holdings Ltd.	6,000	5,360

Total Hong Kong		70,056

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	5,218	56,214
OTP Bank Nyrt	1,199	44,434

Total Hungary		100,648

India - 5.9%
Ajanta Pharma Ltd.*	677	9,935
Alembic Pharmaceuticals Ltd.	791	6,864
Amara Raja Batteries Ltd.	1,191	12,157
Ambuja Cements Ltd.	2,666	8,222
Apollo Hospitals Enterprise Ltd.	717	10,309
Apollo Tyres Ltd.	1,905	5,578
Asian Paints Ltd.	706	12,596
Aurobindo Pharma Ltd.	575	5,905
Bajaj Auto Ltd.	345	12,790
Bank of Baroda*	3,632	4,985
Bharat Heavy Electricals Ltd.	8,616	8,142
Bharat Petroleum Corp., Ltd.	5,650	29,162
Bharti Airtel Ltd.	1,407	6,571
Bharti Infratel Ltd.	8,502	30,840
Cadila Healthcare Ltd.	1,361	7,246
Care Ratings Ltd.	368	6,025
Castrol India Ltd.	6,328	12,470
Coal India Ltd.	32,539	119,513
CRISIL Ltd.	357	8,649
Cummins India Ltd.	428	3,974
Dr. Reddy’s Laboratories Ltd.	370	12,917
Engineers India Ltd.	2,633	4,319
GAIL India Ltd.	3,746	19,585
Gateway Distriparks Ltd.	3,877	7,774
GHCL Ltd.	1,400	4,209
Glenmark Pharmaceuticals Ltd.	816	7,116
Great Eastern Shipping Co., Ltd. (The)	2,007	7,965
Greaves Cotton Ltd.	4,818	8,793
Gujarat Pipavav Port Ltd.	3,529	4,883
HCL Technologies Ltd.	4,902	73,560
Hero MotoCorp Ltd.	813	32,897
Hindustan Petroleum Corp., Ltd.	9,466	32,835
Hindustan Unilever Ltd.	3,178	70,513
ICICI Bank Ltd. ADR	3,536	30,021
IDFC Bank Ltd.	11,892	5,955
Indian Oil Corp., Ltd.	32,352	68,439
Infosys Ltd. ADR	37,838	384,812
InterGlobe Aviation Ltd.(a)	563	6,416
IRB Infrastructure Developers Ltd.	4,123	7,804
ITC Ltd.	18,506	76,013
Jain Irrigation Systems Ltd.	4,884	4,113
Karnataka Bank Ltd. (The)	6,088	8,163
KPIT Technologies Ltd.	3,803	11,195
Larsen & Toubro Ltd. GDR Reg S	1,585	27,484
Lupin Ltd.	1,006	12,503
Mahindra & Mahindra Ltd. GDR	3,087	36,118
Marico Ltd.	1,755	8,063
Maruti Suzuki India Ltd.	314	31,829
Mindtree Ltd.	1,789	25,500
Mphasis Ltd.	970	15,699
National Aluminium Co., Ltd.	3,055	2,554
NHPC Ltd.	76,519	23,856
NLC India Ltd.	6,008	5,541
NTPC Ltd.	21,805	50,188
Oil & Natural Gas Corp., Ltd.	38,714	94,635
Oil India Ltd.	4,260	12,902
Piramal Enterprises Ltd.	146	4,631
Power Grid Corp. of India Ltd.	13,670	35,528
Reliance Industries Ltd. GDR(a)	3,900	133,965
Reliance Infrastructure Ltd.	1,981	8,204
SJVN Ltd.	17,003	6,427
Sonata Software Ltd.	3,407	17,369
Strides Pharma Science Ltd.	818	4,908
Sun Pharmaceutical Industries Ltd.	2,642	22,715
Sun TV Network Ltd.	538	4,559
Tata Consultancy Services Ltd.	6,381	192,222
Tata Power Co., Ltd. (The)	12,305	11,178
Tech Mahindra Ltd.	3,735	38,411
Thyrocare Technologies Ltd.(a)	801	7,096
Torrent Pharmaceuticals Ltd.	312	7,113
Torrent Power Ltd.	1,330	4,044
UPL Ltd.	1,596	14,626
Vedanta Ltd.	19,785	63,403
Vedanta Ltd. ADR	3,019	38,643
Vijaya Bank	7,002	4,347
Vodafone Idea Ltd.*	10,385	5,523
Wipro Ltd. ADR(b)	1,203	6,268
Wockhardt Ltd.*	588	4,395
Yes Bank Ltd.	2,361	5,981
Zee Entertainment Enterprises Ltd.	1,536	9,294

Total India		2,209,952

Indonesia - 2.2%
Adaro Energy Tbk PT	172,300	21,217
Adhi Karya Persero Tbk PT	34,500	3,218
AKR Corporindo Tbk PT	14,400	3,547
Astra International Tbk PT	143,100	70,583
Bank Central Asia Tbk PT	38,500	62,395
Bank Danamon Indonesia Tbk PT	30,700	14,833
Bank Mandiri Persero Tbk PT	56,000	25,273
Bank Negara Indonesia Persero Tbk PT	64,800	32,179
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	20,000	2,725
Bank Rakyat Indonesia Persero Tbk PT	383,100	80,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
Bank Tabungan Negara Persero Tbk PT	39,700	$7,007
Bukit Asam Tbk PT	42,900	12,437
Charoen Pokphand Indonesia Tbk PT	39,600	13,487
Gudang Garam Tbk PT	2,400	11,926
Hanjaya Mandala Sampoerna Tbk PT	109,100	28,188
Indo Tambangraya Megah Tbk PT	16,600	28,797
Indocement Tunggal Prakarsa Tbk PT	24,300	30,168
Indofood CBP Sukses Makmur Tbk PT	20,400	12,081
Indofood Sukses Makmur Tbk PT	34,400	13,620
Japfa Comfeed Indonesia Tbk PT	50,500	6,947
Jasa Marga Persero Tbk PT	31,100	9,329
Kalbe Farma Tbk PT	80,900	7,492
Matahari Department Store Tbk PT	44,000	20,448
Media Nusantara Citra Tbk PT	56,300	3,041
Perusahaan Gas Negara Persero Tbk	398,700	60,200
PP Persero Tbk PT	34,700	3,551
Sawit Sumbermas Sarana Tbk PT	33,300	2,883
Semen Indonesia Persero Tbk PT	37,300	24,843
Telekomunikasi Indonesia Persero Tbk PT	449,600	109,824
Tower Bersama Infrastructure Tbk PT	8,600	3,246
Unilever Indonesia Tbk PT	16,600	52,385
United Tractors Tbk PT	18,100	40,083
Waskita Beton Precast Tbk PT	360,500	8,661
Waskita Karya Persero Tbk PT	55,200	6,297
Wijaya Karya Persero Tbk PT	63,200	5,789

Total Indonesia		839,683

Malaysia - 3.3%
AirAsia Group Bhd	33,500	25,579
AMMB Holdings Bhd	9,600	9,580
Astro Malaysia Holdings Bhd	26,500	9,413
Axiata Group Bhd	29,700	32,725
Berjaya Sports Toto Bhd	29,700	17,008
Bermaz Auto Bhd	12,100	6,169
British American Tobacco Malaysia Bhd	2,100	16,096
Bursa Malaysia Bhd	5,650	10,676
CIMB Group Holdings Bhd	29,700	43,131
Dialog Group Bhd	13,200	11,132
DiGi.Com Bhd	22,600	26,322
FGV Holdings Bhd	24,200	9,064
Fraser & Neave Holdings Bhd	1,400	12,760
Gamuda Bhd	11,000	8,931
Genting Malaysia Bhd	9,600	11,575
Genting Plantations Bhd	3,700	8,484
HAP Seng Consolidated Bhd	15,800	37,796
Hartalega Holdings Bhd	9,600	15,356
Hong Leong Bank Bhd	7,100	35,307
Hong Leong Financial Group Bhd	2,400	11,192
IJM Corp. Bhd	33,700	14,657
IOI Corp. Bhd	17,800	19,527
Kuala Lumpur Kepong Bhd	5,900	35,584
Magnum Bhd	24,200	11,227
Mah Sing Group Bhd	20,900	5,151
Malayan Banking Bhd	63,600	150,452
Malaysia Airports Holdings Bhd	5,800	12,473
Malaysian Resources Corp. Bhd	21,200	3,688
Maxis Bhd	14,300	20,179
MISC Bhd	23,800	34,850
Nestle Malaysia Bhd	1,100	38,913
Petronas Chemicals Group Bhd	31,200	70,565
Petronas Dagangan Bhd	3,500	22,209
Petronas Gas Bhd	2,400	10,961
Press Metal Aluminium Holdings Bhd	25,440	29,875
Public Bank Bhd	19,100	115,380
RHB Bank Bhd	10,600	13,831
Sime Darby Bhd	26,500	16,713
SP Setia Bhd Group	9,900	6,459
Sunway Bhd	13,149	4,798
Supermax Corp. Bhd	19,800	15,501
Telekom Malaysia Bhd	27,700	21,552
Tenaga Nasional Bhd	35,000	130,748
Top Glove Corp. Bhd	12,000	30,910
Tune Protect Group Bhd	22,700	4,196
YTL Corp. Bhd	105,800	31,956
YTL Power International Bhd	33,224	8,670

Total Malaysia		1,239,321

Mexico - 3.1%
Alfa S.A.B. de C.V. Class A	33,582	43,335
Alpek S.A.B. de C.V.*	11,685	19,072
Alsea S.A.B. de C.V.	2,400	8,172
America Movil S.A.B. de C.V. Series L	144,695	116,380
Arca Continental S.A.B. de C.V.	628	4,060
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	30,532	47,580
Bolsa Mexicana de Valores S.A.B. de C.V.	8,001	16,371
Coca-Cola Femsa S.A.B. de C.V. Series L	5,206	31,811
Concentradora Fibra Danhos S.A. de C.V.	12,021	19,492
Corp. Inmobiliaria Vesta S.A.B. de C.V.	7,002	10,803
Fomento Economico Mexicano S.A.B. de C.V.	11,443	113,321
Gruma S.A.B. de C.V. Class B	883	11,297
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	6,419	45,810
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	6,020	65,862
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	928	18,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
Grupo Bimbo S.A.B. de C.V. Series A	3,100	$6,616
Grupo Financiero Banorte S.A.B. de C.V. Class O	32,811	237,407
Grupo Financiero Inbursa S.A.B. de C.V. Class O	4,044	6,350
Grupo Herdez S.A.B. de C.V.	2,417	5,471
Grupo Mexico S.A.B. de C.V. Series B	22,940	66,185
Industrias Bachoco S.A.B. de C.V. Series B	2,618	11,763
Industrias Penoles S.A.B. de C.V.	397	6,844
Infraestructura Energetica Nova S.A.B. de C.V.	4,828	24,009
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	14,941	26,607
Macquarie Mexico Real Estate Management S.A. de C.V.*	14,690	17,582
Megacable Holdings S.A.B. de C.V. Series CPO	4,000	20,595
Mexichem S.A.B. de C.V.	6,978	24,017
Nemak S.A.B. de C.V.(a)	13,208	9,917
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,431	15,236
Rassini S.A.B. de C.V.	2,799	10,711
Regional S.A.B. de C.V.	801	5,045
Wal-Mart de Mexico S.A.B. de C.V.	37,032	112,942

Total Mexico		1,179,652

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	3,380	3,065
Aboitiz Power Corp.	8,300	5,139
Ayala Corp.	960	16,489
Ayala Land, Inc.	16,800	12,453
Bank of the Philippine Islands	2,464	3,799
BDO Unibank, Inc.	15,811	35,057
D&L Industries, Inc.	22,700	4,138
DMCI Holdings, Inc.	81,600	17,187
Globe Telecom, Inc.	425	17,305
International Container Terminal Services, Inc.	6,820	11,878
Jollibee Foods Corp.	1,770	8,419
Manila Electric Co.	7,680	48,329
Manila Water Co., Inc.	8,600	3,900
Metropolitan Bank & Trust Co.	4,464	5,536
Nickel Asia Corp.	63,900	5,180
PLDT, Inc.	1,200	29,983
Semirara Mining & Power Corp.	17,560	8,678
SM Investments Corp.	2,400	40,155
SM Prime Holdings, Inc.	29,700	19,871
Universal Robina Corp.	4,900	13,105

Total Philippines		309,666

Poland - 0.8%
Asseco Poland S.A.	1,808	23,377
Bank Handlowy w Warszawie S.A.	741	15,519
Bank Polska Kasa Opieki S.A.	2,707	77,991
CCC S.A.	120	7,162
Eurocash S.A.	669	3,281
KGHM Polska Miedz S.A.*	1,041	25,163
Polski Koncern Naftowy Orlen S.A.	2,213	60,637
Powszechny Zaklad Ubezpieczen S.A.	5,099	54,917
Santander Bank Polska S.A.	284	28,939
Warsaw Stock Exchange	47	567

Total Poland		297,553

Russia - 8.6%
Gazprom Neft PJSC ADR	1,209	34,457
Gazprom PJSC ADR	150,045	750,225
Lukoil PJSC ADR	11,076	849,529
Magnit PJSC GDR Reg S	3,086	43,837
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	3,910	40,429
MMC Norilsk Nickel PJSC ADR	15,242	263,687
Mobile TeleSystems PJSC ADR	15,212	129,758
Novatek PJSC GDR Reg S	816	150,144
Novolipetsk Steel PJSC GDR Reg S	3,890	104,836
PhosAgro PJSC GDR Reg S	1,828	24,824
Rosneft Oil Co. PJSC GDR Reg S	11,560	86,792
RusHydro PJSC ADR	22,230	19,896
Sberbank of Russia PJSC ADR	18,943	240,197
Severstal PJSC GDR Reg S	6,635	110,473
Sistema PJSFC GDR Reg S	4,260	11,195
Tatneft PJSC ADR	4,761	364,217
VTB Bank PJSC GDR Reg S	9,236	12,367

Total Russia		3,236,863

Singapore - 0.1%
IGG, Inc.	20,000	24,920

South Africa - 6.7%
Absa Group Ltd.	7,449	79,947
Aeci Ltd.	2,751	20,359
African Rainbow Minerals Ltd.	1,511	13,730
AngloGold Ashanti Ltd.	1,687	14,592
Aspen Pharmacare Holdings Ltd.	1,395	16,697
Assore Ltd.	752	18,324
AVI Ltd.	5,256	39,478
Barloworld Ltd.	3,038	26,442
Bid Corp., Ltd.	1,887	39,326
Bidvest Group Ltd. (The)	3,157	41,272
Capitec Bank Holdings Ltd.	321	23,233
Clicks Group Ltd.	2,103	26,007
Coronation Fund Managers Ltd.	4,634	17,647
Discovery Ltd.	1,293	15,533
EOH Holdings Ltd.	1,144	3,049
Exxaro Resources Ltd.	3,146	32,315
FirstRand Ltd.	43,149	206,944
Foschini Group Ltd. (The)	4,069	49,850
Gold Fields Ltd.	4,229	10,170
Harmony Gold Mining Co., Ltd.	5,248	8,659
Hyprop Investments Ltd.	4,195	27,361
Imperial Holdings Ltd.	2,072	25,623
Investec Ltd.	3,429	24,117
JSE Ltd.	1,598	17,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
Kumba Iron Ore Ltd.	1,224	$27,761
Liberty Holdings Ltd.	2,606	20,769
Life Healthcare Group Holdings Ltd.	23,592	40,945
Mondi Ltd.	861	23,637
Mpact Ltd.	3,529	5,925
Mr. Price Group Ltd.	3,146	50,745
MTN Group Ltd.	37,102	229,619
Naspers Ltd. Class N	276	59,518
Nedbank Group Ltd.	3,158	59,055
Netcare Ltd.	22,570	38,613
Omnia Holdings Ltd.	836	7,472
Pick n Pay Stores Ltd.	4,143	20,136
Pioneer Foods Group Ltd.	1,539	10,005
Rand Merchant Investment Holdings Ltd.	5,874	16,027
Raubex Group Ltd.	3,983	6,234
Remgro Ltd.	3,341	46,569
Resilient REIT Ltd.	4,490	18,444
Reunert Ltd.	4,377	23,507
RMB Holdings Ltd.	8,869	49,606
Sanlam Ltd.	16,474	92,095
Santam Ltd.	813	18,901
Sappi Ltd.	2,845	17,843
Sasol Ltd.	6,684	258,613
Shoprite Holdings Ltd.	3,596	48,701
SPAR Group Ltd. (The)	2,764	35,964
Standard Bank Group Ltd.	15,457	191,147
Telkom S.A. SOC Ltd.	7,627	27,843
Tiger Brands Ltd.	2,003	37,512
Tongaat Hulett Ltd.	1,664	8,701
Truworths International Ltd.	9,262	54,651
Tsogo Sun Holdings Ltd.	13,265	19,122
Vodacom Group Ltd.	9,039	80,437
Wilson Bayly Holmes-Ovcon Ltd.	696	7,554
Woolworths Holdings Ltd.	18,450	64,667

Total South Africa		2,516,989

South Korea - 11.0%
Amorepacific Corp.	72	16,941
BGF Co., Ltd.	46	390
Binggrae Co., Ltd.	155	10,536
BNK Financial Group, Inc.	1,277	9,901
Cheil Worldwide, Inc.	373	7,280
CJ CheilJedang Corp.	26	7,817
CJ Corp.	37	4,503
Coway Co., Ltd.	968	75,747
Cuckoo Holdings Co., Ltd.	13	1,887
Daelim Industrial Co., Ltd.	131	9,755
Daesang Corp.	516	12,211
Daesang Holdings Co., Ltd.	705	5,288
DB Insurance Co., Ltd.	226	14,832
DGB Financial Group, Inc.	1,131	10,349
Dongkuk Steel Mill Co., Ltd.	934	7,839
Dongkuk Structures & Construction Co., Ltd.	801	2,878
DONGSUNG Corp.	2,923	15,626
Doosan Bobcat, Inc.	143	5,208
Doosan Corp.	143	17,597
E-Mart, Inc.	48	8,979
Eugene Corp.	1,455	9,051
Grand Korea Leisure Co., Ltd.	421	9,469
GS Holdings Corp.	384	19,075
GS Retail Co., Ltd.	443	15,376
Hana Financial Group, Inc.	1,408	56,548
Hana Tour Service, Inc.	57	3,797
Hankook Tire Co., Ltd.	216	9,756
Hanon Systems	2,645	30,164
Hansol Paper Co., Ltd.	752	13,694
Hanwha Chemical Corp.	568	9,883
Hanwha Life Insurance Co., Ltd.	2,353	11,221
HDC Holdings Co., Ltd.	235	4,851
Hite Jinro Co., Ltd.	933	14,173
Huchems Fine Chemical Corp.	285	6,410
Hyosung Corp.	93	4,024
Hyundai Department Store Co., Ltd.	203	18,191
Hyundai Elevator Co., Ltd.	85	8,544
Hyundai Engineering & Construction Co., Ltd.	469	28,540
Hyundai Glovis Co., Ltd.	193	22,619
Hyundai Marine & Fire Insurance Co., Ltd.	500	18,909
Hyundai Motor Co.	1,317	153,754
Hyundai Motor Securities Co., Ltd.	644	5,661
Hyundai Steel Co.	360	18,337
Hyundai Wia Corp.	156	5,956
iMarketKorea, Inc.	729	4,324
Industrial Bank of Korea	1,950	26,809
IS Dongseo Co., Ltd.	299	10,391
It’s Hanbul Co., Ltd.	157	5,994
Kangwon Land, Inc.	1,091	28,228
KB Financial Group, Inc.	1,859	90,834
Kginicis Co., Ltd.	645	10,670
Kia Motors Corp.	3,564	112,776
Kolon Industries, Inc.	106	5,944
Korea Electric Power Corp.	4,373	115,707
Korea Petrochemical Ind Co., Ltd.	25	4,158
Korea Zinc Co., Ltd.	60	23,584
Korean Reinsurance Co.	1,813	17,080
KT Corp. ADR	1,120	16,632
KT Skylife Co., Ltd.	695	8,772
KT&G Corp.	1,587	148,792
Kumho Industrial Co., Ltd.	536	5,750
Kumho Petrochemical Co., Ltd.	120	10,656
Kyobo Securities Co., Ltd.	885	7,787
LG Chem Ltd.	202	66,559
LG Corp.	658	43,066
LG Display Co., Ltd.	1,549	26,672
LG Electronics, Inc.	300	19,202
LG Hausys Ltd.	177	11,218
LG Household & Health Care Ltd.	22	25,307
LG International Corp.	228	4,553
LG Uplus Corp.	2,164	35,701
LIG Nex1 Co., Ltd.	93	2,905
Lotte Chemical Corp.	48	12,030
LOTTE Fine Chemical Co., Ltd.	168	7,860
Lotte Shopping Co., Ltd.	62	11,710
LS Corp.	278	17,167
LS Industrial Systems Co., Ltd.	264	17,755
Mando Corp.	180	5,598
Meritz Fire & Marine Insurance Co., Ltd.	672	11,723
Meritz Securities Co., Ltd.	2,855	10,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
Mirae Asset Daewoo Co., Ltd.	1,437	$10,973
Mirae Asset Life Insurance Co., Ltd.	1,390	6,441
Muhak Co., Ltd.	609	8,427
NAVER Corp.	12	7,746
NCSoft Corp.	82	32,711
NH Investment & Securities Co., Ltd.	1,536	19,801
Paradise Co., Ltd.	551	10,407
Partron Co., Ltd.	946	6,396
POSCO	814	216,113
S-1 Corp.	108	8,899
S-Oil Corp.	658	81,268
Samsung C&T Corp.	108	12,609
Samsung Electro-Mechanics Co., Ltd.	236	29,573
Samsung Electronics Co., Ltd.	29,621	1,240,384
Samsung Fire & Marine Insurance Co., Ltd.	190	48,645
Samsung Life Insurance Co., Ltd.	320	28,069
Samsung SDS Co., Ltd.	36	7,497
Samsung Securities Co., Ltd.	478	14,070
Seah Besteel Corp.	182	3,199
Shinhan Financial Group Co., Ltd.	2,987	121,176
Shinsegae, Inc.	35	11,438
SK Discovery Co., Ltd.	33	998
SK Gas Ltd.	82	6,224
SK Holdings Co., Ltd.	204	52,782
SK Hynix, Inc.	1,402	92,392
SK Innovation Co., Ltd.	611	118,427
SK Materials Co., Ltd.	38	6,252
SK Networks Co., Ltd.	955	4,735
SK Telecom Co., Ltd.	599	152,281
SKC Co., Ltd.	189	7,267
ST Pharm Co., Ltd.	177	4,787
Sungwoo Hitech Co., Ltd.	2,858	11,027
Tongyang Life Insurance Co., Ltd.	1,035	5,962
Tongyang, Inc.	2,866	5,051
Yuhan Corp.	47	10,275

Total South Korea		4,132,477

Taiwan - 23.0%
AcBel Polytech, Inc.	12,000	8,018
Accton Technology Corp.	5,000	13,919
Acer, Inc.*	35,000	28,944
Advantech Co., Ltd.	2,000	14,902
Aerospace Industrial Development Corp.	10,000	10,038
Arcadyan Technology Corp.	9,000	16,006
ASE Technology Holding Co., Ltd.*	43,374	105,832
Asia Cement Corp.	34,000	46,212
Asustek Computer, Inc.	16,000	138,342
Aten International Co., Ltd.	9,000	24,112
AU Optronics Corp.	146,000	61,684
Catcher Technology Co., Ltd.	10,000	110,045
Cathay Financial Holding Co., Ltd.	83,000	142,714
Chang Hwa Commercial Bank Ltd.	14,780	9,149
Charoen Pokphand Enterprise	1,000	1,687
Chaun-Choung Technology Corp.	2,000	5,594
Cheng Shin Rubber Industry Co., Ltd.	34,000	53,450
Chicony Electronics Co., Ltd.	13,085	26,485
Chin-Poon Industrial Co., Ltd.	10,000	12,331
China Bills Finance Corp.	25,000	11,463
China Development Financial Holding Corp.	156,000	58,245
China Life Insurance Co., Ltd.	27,440	27,590
China Metal Products Co., Ltd.	9,000	9,108
China Steel Corp.	141,000	117,758
China Synthetic Rubber Corp.	22,550	29,099
Chroma ATE, Inc.	3,000	14,394
Chung-Hsin Electric & Machinery Manufacturing Corp.	33,000	22,481
Chunghwa Telecom Co., Ltd.	69,000	248,584
Cleanaway Co., Ltd.	2,000	11,430
Clevo Co.*	12,000	11,398
Compal Electronics, Inc.	59,000	36,618
CTBC Financial Holding Co., Ltd.	193,720	145,926
CTCI Corp.	12,000	19,297
Delta Electronics, Inc.	23,000	98,680
Depo Auto Parts Ind Co., Ltd.	1,000	2,420
E.Sun Financial Holding Co., Ltd.	60,218	44,474
Eclat Textile Co., Ltd.	2,000	24,760
Elan Microelectronics Corp.	10,000	16,670
Elite Advanced Laser Corp.	2,100	4,656
Elite Material Co., Ltd.	5,000	14,083
Elite Semiconductor Memory Technology, Inc.	13,000	14,114
Eternal Materials Co., Ltd.	15,624	13,560
Eva Airways Corp.	12,550	6,104
Evergreen International Storage & Transport Corp.	23,000	10,169
Everlight Electronics Co., Ltd.	13,000	13,284
Far Eastern Department Stores Ltd.	45,000	25,202
Far Eastern International Bank	46,249	16,359
Far Eastern New Century Corp.	38,000	44,431
Far EasTone Telecommunications Co., Ltd.	25,000	59,608
Feng Hsin Steel Co., Ltd.	11,000	21,832
Feng TAY Enterprise Co., Ltd.	4,000	24,629
First Financial Holding Co., Ltd.	135,966	92,624
Flytech Technology Co., Ltd.	2,000	4,926
Formosa Chemicals & Fibre Corp.	85,000	356,336
Formosa International Hotels Corp.	1,000	4,438
Formosa Laboratories, Inc.	3,145	4,996
Formosa Petrochemical Corp.	35,000	169,653
Formosa Plastics Corp.	87,000	333,377
Formosan Union Chemical	23,000	13,408
Foxconn Technology Co., Ltd.	14,010	34,184
Fubon Financial Holding Co., Ltd.	74,000	125,543
Gemtek Technology Corp.	9,000	6,868
Getac Technology Corp.	11,000	14,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
Giant Manufacturing Co., Ltd.	2,000	$8,581
Gigabyte Technology Co., Ltd.	14,000	22,101
Grape King Bio Ltd.	1,000	7,025
Great Wall Enterprise Co., Ltd.	10,630	13,143
Greatek Electronics, Inc.	12,000	19,808
HannStar Display Corp.	48,000	11,838
Highwealth Construction Corp.	25,000	39,629
Hon Hai Precision Industry Co., Ltd.	236,100	612,423
Hotai Motor Co., Ltd.	4,000	34,258
Hua Nan Financial Holdings Co., Ltd.	88,065	53,359
Huang Hsiang Construction Corp.	9,000	7,900
IEI Integration Corp.	9,000	11,260
Innolux Corp.	46,000	15,970
Inventec Corp.	70,000	62,817
Kenda Rubber Industrial Co., Ltd.	12,020	12,007
King Yuan Electronics Co., Ltd.	24,000	16,035
King’s Town Bank	24,000	24,131
Kinik Co.	11,000	23,886
Kinpo Electronics	45,000	15,844
Kinsus Interconnect Technology Corp.	10,000	17,031
Kung Long Batteries Industrial Co., Ltd.	1,000	4,700
LCY Chemical Corp.	14,000	23,797
Lien Hwa Industrial Corp.	13,403	15,496
Lite-On Technology Corp.	57,014	71,704
Long Chen Paper Co., Ltd.	21,710	15,038
Makalot Industrial Co., Ltd.	2,000	9,924
MediaTek, Inc.	14,000	113,025
Mega Financial Holding Co., Ltd.	146,000	131,497
Merida Industry Co., Ltd.	1,000	4,683
Merry Electronics Co., Ltd.	5,000	22,680
Micro-Star International Co., Ltd.	14,000	37,828
Namchow Holdings Co., Ltd.	2,000	3,354
Nan Kang Rubber Tire Co., Ltd.	12,000	10,140
Nan Ya Plastics Corp.	122,000	338,833
Nan Ya Printed Circuit Board Corp.*	13,000	12,794
Nantex Industry Co., Ltd.	13,600	13,073
Nanya Technology Corp.	13,000	24,737
Nien Made Enterprise Co., Ltd.	1,000	7,828
Novatek Microelectronics Corp.	12,000	59,346
Pan-International Industrial Corp.	15,000	10,710
Pegatron Corp.	47,000	94,052
Posiflex Technology, Inc.	1,000	3,603
Pou Chen Corp.	36,000	38,024
Powertech Technology, Inc.	11,000	30,010
President Chain Store Corp.	10,000	117,414
Prince Housing & Development Corp.	22,000	7,854
Qisda Corp.	34,000	22,215
Quanta Computer, Inc.	47,000	81,892
Radiant Opto-Electronics Corp.	10,000	22,599
Realtek Semiconductor Corp.	11,000	48,996
Rechi Precision Co., Ltd.	12,000	10,336
Ruentex Industries Ltd.	1,000	1,988
Run Long Construction Co., Ltd.	10,000	19,815
ScinoPharm Taiwan Ltd.	2,000	1,988
Shin Kong Financial Holding Co., Ltd.	48,691	19,057
Shin Zu Shing Co., Ltd.	2,000	5,535
Shinkong Synthetic Fibers Corp.	35,000	14,386
Sigurd Microelectronics Corp.	14,000	15,498
SinoPac Financial Holdings Co., Ltd.	111,598	40,753
Sitronix Technology Corp.	2,000	5,489
Standard Foods Corp.	1,000	1,664
Sunspring Metal Corp.	9,000	10,582
Supreme Electronics Co., Ltd.	12,000	11,791
Syncmold Enterprise Corp.	12,000	22,520
Synnex Technology International Corp.	36,150	46,115
Systex Corp.	10,000	20,961
Taichung Commercial Bank Co., Ltd.	50,125	17,648
Taishin Financial Holding Co., Ltd.	63,482	30,667
Taiwan Cement Corp.	53,500	72,016
Taiwan Cogeneration Corp.	14,000	12,288
Taiwan Cooperative Financial Holding Co., Ltd.	104,674	63,765
Taiwan Fertilizer Co., Ltd.	25,000	38,074
Taiwan FU Hsing Industrial Co., Ltd.	12,000	13,618
Taiwan High Speed Rail Corp.	12,000	11,751
Taiwan Hon Chuan Enterprise Co., Ltd.	9,000	15,062
Taiwan Mobile Co., Ltd.	25,000	89,657
Taiwan PCB Techvest Co., Ltd.	10,000	9,105
Taiwan Secom Co., Ltd.	10,000	28,887
Taiwan Semiconductor Manufacturing Co., Ltd.	200,000	1,719,451
Taiwan Styrene Monomer	25,000	19,856
Teco Electric and Machinery Co., Ltd.	23,000	16,685
Tong Hsing Electronic Industries Ltd.	4,000	12,642
Tong Yang Industry Co., Ltd.	2,000	2,764
Topco Scientific Co., Ltd.	1,097	2,540
Transcend Information, Inc.	2,000	4,585
Tripod Technology Corp.	12,000	32,738
TSRC Corp.	10,000	11,103
Tung Ho Steel Enterprise Corp.	12,000	9,315
TXC Corp.	13,000	14,561
Uni-President Enterprises Corp.	51,000	133,125
United Microelectronics Corp.	120,000	63,472
USI Corp.	22,400	10,271
Walsin Lihwa Corp.	44,000	29,614
Wan Hai Lines Ltd.	11,000	6,016
Winbond Electronics Corp.	33,446	15,883
Wistron Corp.	49,843	32,485
Wistron NeWeb Corp.	10,362	25,147
WPG Holdings Ltd.†	33,000	40,962
WT Microelectronics Co., Ltd.	11,645	16,266
Yageo Corp.	2,198	33,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
Yuanta Financial Holding Co., Ltd.	97,000	$51,148
Yulon Motor Co., Ltd.	22,000	15,636
Yulon Nissan Motor Co., Ltd.	4,000	31,310
YungShin Global Holding Corp.	13,000	17,329
Zeng Hsing Industrial Co., Ltd.	2,000	9,301
Zinwell Corp.	10,000	6,468

Total Taiwan		8,670,259

Thailand - 3.8%
Advanced Info Service PCL NVDR	23,200	144,193
Airports of Thailand PCL NVDR	29,600	59,951
Bangkok Dusit Medical Services PCL NVDR	13,300	10,487
Bangkok Expressway & Metro PCL NVDR	85,000	22,866
Bangkok Land PCL NVDR	356,000	19,704
Banpu PCL NVDR	19,344	11,425
BTS Group Holdings PCL NVDR	70,800	20,360
Bumrungrad Hospital PCL NVDR	2,200	12,653
Central Pattana PCL NVDR	9,800	25,152
Charoen Pokphand Foods PCL NVDR	28,800	22,486
CP ALL PCL NVDR	24,000	51,206
Delta Electronics Thailand PCL NVDR	5,000	10,784
Electricity Generating PCL NVDR	3,500	25,541
Glow Energy PCL NVDR	9,800	26,667
Hana Microelectronics PCL NVDR	12,000	14,657
Home Product Center PCL NVDR	66,000	32,245
Indorama Ventures PCL NVDR	20,200	36,852
Intouch Holdings PCL NVDR	36,100	60,278
IRPC PCL NVDR	87,300	18,356
Jasmine International PCL NVDR	32,400	5,560
Kasikornbank PCL NVDR	7,100	47,421
Kiatnakin Bank PCL NVDR	12,000	27,922
Krung Thai Bank PCL NVDR	72,900	45,534
Land & Houses PCL NVDR	68,000	24,181
Minor International PCL NVDR	9,600	12,171
PTT Exploration & Production PCL NVDR	17,000	81,478
PTT Global Chemical PCL NVDR	31,100	78,135
PTT PCL NVDR	133,000	223,106
Ratchaburi Electricity Generating Holding PCL NVDR	9,600	15,362
Robinson PCL NVDR	9,300	20,274
Siam Cement PCL (The) NVDR	2,400	33,098
Siam City Cement PCL NVDR	977	7,553
Siam Commercial Bank PCL (The) NVDR	10,500	48,377
Star Petroleum Refining PCL NVDR	29,000	13,361
Supalai PCL NVDR	24,000	18,033
Thai Oil PCL NVDR	12,000	32,839
Thanachart Capital PCL NVDR	15,600	25,928
Tipco Asphalt PCL NVDR	6,900	3,456
Tisco Financial Group PCL NVDR	11,200	29,004
TMB Bank PCL NVDR	263,000	18,704
TTW PCL NVDR	35,000	13,203

Total Thailand		1,450,563

Turkey - 0.9%
Akbank T.A.S.	10,771	12,407
Akcansa Cimento AS	2,525	3,514
Aksa Akrilik Kimya Sanayii AS	2,248	3,750
Albaraka Turk Katilim Bankasi AS	23,417	5,886
Anadolu Efes Biracilik ve Malt Sanayii AS	1,292	4,534
Arcelik AS	886	2,043
BIM Birlesik Magazalar AS	1,006	13,623
Enka Insaat ve Sanayi AS	17,880	15,507
Eregli Demir ve Celik Fabrikalari TAS	40,219	73,846
Ford Otomotiv Sanayi AS	1,828	20,023
Haci Omer Sabanci Holding AS	6,325	8,034
Is Gayrimenkul Yatirim Ortakligi AS	33,336	5,050
KOC Holding AS	3,479	9,880
Kordsa Teknik Tekstil AS	2,512	4,006
Petkim Petrokimya Holding AS	17,854	15,900
Soda Sanayii AS	6,646	7,667
Tat Gida Sanayi AS	3,705	2,763
TAV Havalimanlari Holding AS	3,175	16,532
Tofas Turk Otomobil Fabrikasi AS	1,926	6,855
Trakya Cam Sanayii AS	6,910	4,946
Tupras Turkiye Petrol Rafinerileri AS	3,103	69,319
Turkcell Iletisim Hizmetleri AS	13,689	26,297
Turkiye Garanti Bankasi AS	7,617	9,776
Turkiye Halk Bankasi AS	3,732	4,156
Turkiye Is Bankasi AS Group C	11,265	8,288
Turkiye Sise ve Cam Fabrikalari AS	7,854	7,635

Total Turkey		362,237

TOTAL COMMON STOCKS (Cost: $36,545,216)		37,567,908

WARRANTS - 0.0%

Thailand - 0.0%
BTS Group Holdings PCL, expiring 8/1/19* (Cost: $0)	7,222	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $58,078)(d)	58,078	$58,078

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $36,603,294)		37,625,986
Other Assets less Liabilities - 0.1%		40,873

NET ASSETS - 100.0%		$37,666,859

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $40,962, which represents 0.11% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $89,180 and the total market value of the collateral held by the Fund was $96,940. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,862.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	10/2/2018	14,050	USD	110,000	HKD	$—	$(7)

CURRENCY LEGEND

HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Austria - 3.7%
BAWAG Group AG(a)	549	$25,506
Erste Group Bank AG*	804	33,413
Oesterreichische Post AG	457	19,120
OMV AG	692	38,894
Palfinger AG	313	10,470
Porr AG	534	15,816
Raiffeisen Bank International AG	774	22,295
S IMMO AG	963	19,239
S&T AG*	886	25,954
UNIQA Insurance Group AG	2,037	20,359
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,258	35,915
Voestalpine AG	1,123	51,392
Wienerberger AG	1,232	30,823

Total Austria		349,196

Belgium - 4.4%
Ackermans & van Haaren N.V.	223	38,826
Ageas	959	51,584
bpost S.A.	2,213	35,934
Cofinimmo S.A.	126	15,718
D’ieteren S.A./N.V.	466	20,525
Econocom Group S.A./N.V.(b)	4,298	13,978
Euronav N.V.	3,976	34,359
KBC Group N.V.	916	68,198
Kinepolis Group N.V.	456	27,277
Telenet Group Holding N.V.*	590	32,496
Tessenderlo Group S.A.*	220	8,177
Umicore S.A.	635	35,528
Warehouses De Pauw CVA	195	25,684
X-Fab Silicon Foundries SE*(a)	1,905	14,714

Total Belgium		422,998

Finland - 5.0%
Caverion Oyj*	4,141	33,091
Citycon Oyj	6,676	13,927
Cramo Oyj	1,784	40,261
Finnair Oyj	2,487	20,712
Metsa Board Oyj	1,918	19,404
Neste Oyj	447	36,966
Nokian Renkaat Oyj	814	33,365
Outokumpu Oyj	2,787	16,393
Ramirent Oyj	2,943	23,791
Sampo Oyj Class A	1,242	64,339
Sanoma Oyj	1,682	16,557
Stora Enso Oyj Class R	2,056	39,343
Tieto Oyj	502	15,533
UPM-Kymmene Oyj	1,720	67,525
Uponor Oyj	1,452	18,990
YIT Oyj(b)	3,029	21,215

Total Finland		481,412

France - 25.2%
Accor S.A.	944	48,485
Aeroports de Paris	172	38,737
Air France-KLM*	4,024	41,934
Akka Technologies	228	16,525
ALD S.A.(a)	1,351	24,715
Alstom S.A.	607	27,137
Alten S.A.	268	27,580
Altran Technologies S.A.	1,134	9,839
Amundi S.A.(a)	604	45,278
Atos SE	251	29,882
AXA S.A.	4,073	109,518
Beneteau S.A.	1,670	26,845
BNP Paribas S.A.	1,735	106,221
Bollore S.A.	7,779	33,611
Bouygues S.A.	1,314	56,821
Capgemini SE	407	51,244
Cie de Saint-Gobain	1,139	49,141
Cie Plastic Omnium S.A.	493	18,599
CNP Assurances	948	22,859
Coface S.A.	3,459	32,824
Covivio	226	23,559
Credit Agricole S.A.	4,004	57,603
Edenred	906	34,548
Eiffage S.A.	280	31,273
Elior Group S.A.(a)	1,638	25,380
Elis S.A.	1,651	38,890
Eurazeo SE	388	30,577
Europcar Mobility Group(a)	3,925	36,881
Eutelsat Communications S.A.	1,464	34,621
Faurecia S.A.	472	28,420
Fnac Darty S.A.*	323	25,492
Getlink	2,708	34,599
ICADE	245	22,652
JCDecaux S.A.	1,046	38,270
Klepierre S.A.	811	28,758
Lagardere SCA	1,748	53,823
LISI	1,000	36,065
Maisons du Monde S.A.(a)	939	27,419
Metropole Television S.A.	1,325	26,717
Natixis S.A.	3,830	25,997
Nexans S.A.	434	13,651
Nexity S.A.	344	19,011
Peugeot S.A.	2,012	54,287
Renault S.A.	494	42,747
Rexel S.A.	1,372	20,613
Rothschild & Co.	672	28,489
SMCP S.A.*(a)	612	17,060
Societe Generale S.A.	1,798	77,207
Sopra Steria Group	157	25,183
SPIE S.A.(b)	1,766	35,158
Television Francaise 1	3,489	36,837
Thales S.A.	342	48,601
TOTAL S.A.	3,518	228,171
Trigano S.A.	174	19,038
Unibail-Rodamco-Westfield	149	29,978
Vicat S.A.	237	14,438
Vinci S.A.	847	80,690
Vivendi S.A.	2,458	63,295
Wendel S.A.	274	40,800
Worldline S.A.*(a)	553	35,423

Total France		2,410,016

Germany - 21.8%
Aareal Bank AG	555	23,220
Allianz SE Registered Shares	633	141,164
alstria office REIT-AG	1,018	15,111
Aumann AG(a)	605	41,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

September 30, 2018

Investments	Shares	Value
AURELIUS Equity Opportunities SE & Co. KGaA	385	$20,382
Aurubis AG	303	21,200
Axel Springer SE	381	25,645
BayWa AG	520	17,334
Bechtle AG	229	23,260
Bilfinger SE	856	43,230
CANCOM SE	436	19,710
CECONOMY AG	3,613	25,531
Commerzbank AG*	4,959	51,695
Continental AG	318	55,385
CTS Eventim AG & Co. KGaA	692	31,041
Deutsche Bank AG Registered Shares	6,038	68,925
Deutsche Boerse AG	479	64,204
Deutsche Lufthansa AG Registered Shares	1,274	31,311
Deutsche Post AG Registered Shares	2,611	93,133
Deutsche Wohnen SE Bearer Shares	923	44,298
DMG MORI AG	402	20,615
ElringKlinger AG	2,019	22,419
Fielmann AG	544	32,762
Fraport AG Frankfurt Airport Services Worldwide	387	34,207
Fuchs Petrolub SE	552	27,249
Hamburger Hafen und Logistik AG	731	17,185
Hella GmbH & Co. KGaA	389	21,706
Hugo Boss AG	484	37,283
Indus Holding AG	288	17,896
Jenoptik AG	673	24,811
KION Group AG	321	19,738
Kloeckner & Co. SE	1,439	16,655
LEG Immobilien AG	231	27,434
Leoni AG	550	22,646
MAN SE	213	23,169
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	259	57,383
Nemetschek SE	263	38,490
Nordex SE*	2,780	29,920
PATRIZIA Immobilien AG	695	13,352
ProSiebenSat.1 Media SE	1,532	39,806
Rheinmetall AG	189	19,770
RIB Software SE	1,729	36,690
Rocket Internet SE*(a)	714	22,358
Salzgitter AG	373	18,651
Scout24 AG(a)	527	24,582
Siemens AG Registered Shares	1,135	145,461
Sixt SE	253	31,502
Stroeer SE & Co. KGaA	352	20,132
Takkt AG	1,326	21,008
Talanx AG	420	15,972
ThyssenKrupp AG	1,234	31,160
TLG Immobilien AG	661	17,259
TUI AG	1,476	28,381
United Internet AG Registered Shares	719	34,031
Volkswagen AG	221	38,529
VTG AG	369	22,587
Wacker Neuson SE	1,113	28,544
Washtec AG	200	17,562
Wirecard AG	296	64,188
Wuestenrot & Wuerttembergische AG	825	18,820
Zalando SE*(a)	618	24,054

Total Germany		2,083,627

Ireland - 2.6%
AIB Group PLC	4,214	21,585
Bank of Ireland Group PLC	3,148	24,114
Dalata Hotel Group PLC	5,387	42,860
Hibernia REIT PLC	9,315	15,363
Irish Continental Group PLC	2,611	15,770
Kingspan Group PLC	858	40,022
Paddy Power Betfair PLC	316	26,977
Ryanair Holdings PLC ADR*	269	25,835
Smurfit Kappa Group PLC	825	32,638

Total Ireland		245,164

Italy - 16.1%
Anima Holding SpA(a)	6,669	32,797
Ansaldo STS SpA*	1,134	16,122
Assicurazioni Generali SpA	3,856	66,644
ASTM SpA	1,494	32,380
Atlantia SpA	1,770	36,738
Azimut Holding SpA	2,089	31,543
Banca Farmafactoring SpA(a)	6,990	41,893
Banca Generali SpA	1,096	28,362
Banca IFIS SpA	1,321	29,766
Banca Mediolanum SpA	5,226	35,570
Banca Monte dei Paschi di Siena SpA*(b)	6,113	15,919
Banca Popolare di Sondrio SCPA	9,215	35,171
Banco BPM SpA*	14,090	34,744
Biesse SpA	524	18,648
BPER Banca	8,126	37,640
Brembo SpA	2,530	33,147
Buzzi Unicem SpA	826	17,154
Cementir Holding SpA	4,593	32,115
Cerved Group SpA	3,100	33,432
CIR-Compagnie Industriali Riunite SpA	7,453	8,509
Credito Emiliano SpA	4,326	28,439
Datalogic SpA	686	24,820
De’ Longhi SpA	1,226	38,533
Enav SpA(a)	3,075	14,994
Eni SpA	4,154	78,558
FinecoBank Banca Fineco SpA	2,860	38,252
Gima TT SpA(a)	2,231	28,077
IMA Industria Macchine Automatiche SpA	247	20,699
Interpump Group SpA	1,031	33,770
Intesa Sanpaolo SpA	35,728	91,337
Leonardo SpA	2,877	34,686
Mediaset SpA*	8,200	25,630
Mediobanca Banca di Credito Finanziario SpA	4,973	49,698
Poste Italiane SpA(a)	3,729	29,808
Prysmian SpA	1,677	39,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Domestic Economy Fund (EDOM)

September 30, 2018

Investments	Shares	Value
RAI Way SpA(a)	2,558	$12,999
Saras SpA	10,084	21,586
Snam SpA	5,253	21,898
Societa Cattolica di Assicurazioni SC	4,093	35,227
Societa Iniziative Autostradali e Servizi SpA	1,541	22,821
Technogym SpA(a)	1,554	19,079
Tod’s SpA	467	31,867
UniCredit SpA	3,426	51,588
Unione di Banche Italiane SpA	11,119	44,633
Unipol Gruppo SpA	8,776	39,102
UnipolSai Assicurazioni SpA	18,395	43,373

Total Italy		1,538,842

Netherlands - 7.8%
Aalberts Industries N.V.	852	36,298
ABN AMRO Group N.V. CVA(a)	1,936	52,731
Aegon N.V.	6,963	45,193
Altice Europe N.V.*	4,490	12,115
ASR Nederland N.V.	838	39,965
Basic-Fit N.V.*(a)	523	17,799
Boskalis Westminster	1,371	43,170
Euronext N.V.(a)	609	40,072
GrandVision N.V.(a)	1,163	28,637
IMCD N.V.	606	47,194
ING Groep N.V.	5,927	76,993
Intertrust N.V.(a)	785	14,543
Koninklijke BAM Groep N.V.	4,398	16,898
Koninklijke Volkerwessels N.V.	1,450	30,484
NN Group N.V.	1,069	47,716
OCI N.V.*	1,107	35,398
PostNL N.V.	12,181	43,577
Randstad N.V.	855	45,662
Takeaway.com N.V.*(a)	325	21,026
TKH Group N.V. CVA	445	25,068
TomTom N.V.*	2,655	21,759

Total Netherlands		742,298

Portugal - 1.6%
Altri, SGPS, S.A.	2,484	23,831
Banco Comercial Portugues S.A. Registered Shares*	87,202	25,828
Corticeira Amorim, SGPS, S.A.	1,111	14,840
Navigator Co. S.A. (The)	5,123	25,099
NOS, SGPS, S.A.	7,208	43,200
Semapa-Sociedade de Investimento e Gestao	939	18,672

Total Portugal		151,470

Spain - 10.8%
Aedas Homes SAU*(a)	389	12,299
Aena SME S.A.(a)	211	36,639
Amadeus IT Group S.A.	949	88,203
Atresmedia Corp. de Medios de Comunicacion S.A.	3,584	22,271
Banco de Sabadell S.A.	21,390	33,267
Bankia S.A.	10,052	39,428
Bankinter S.A.	3,984	36,705
Bolsas y Mercados Espanoles SHMSF S.A.	878	28,391
CaixaBank S.A.	11,778	53,872
Cia de Distribucion Integral Logista Holdings S.A.	826	21,222
Cie Automotive S.A.	848	26,554
Enagas S.A.	704	19,011
Ence Energia y Celulosa S.A.	2,500	25,408
Ferrovial S.A.	2,559	53,115
Fluidra S.A.	1,267	18,954
Fomento de Construcciones y Contratas S.A.*	2,104	31,574
Gestamp Automocion S.A.(a)	2,447	18,531
Global Dominion Access S.A.*(a)	227	1,384
Grupo Catalana Occidente S.A.	937	40,812
Indra Sistemas S.A.*	1,830	21,011
Industria de Diseno Textil S.A.	1,916	58,106
Liberbank S.A.*	32,086	17,963
Mediaset Espana Comunicacion S.A.	3,384	24,723
Melia Hotels International S.A.	3,115	34,878
Neinor Homes S.A.*(a)	2,246	40,853
NH Hotel Group S.A.	5,798	42,325
Papeles y Cartones de Europa S.A.	1,007	19,556
Parques Reunidos Servicios Centrales SAU(a)	646	8,629
Repsol S.A.	2,854	56,901
Sacyr S.A.	12,783	37,490
Unicaja Banco S.A.(a)	11,789	19,239
Zardoya Otis S.A.	4,608	42,978

Total Spain		1,032,292

Sweden - 0.1%
Ahlstrom-Munksjo Oyj	710	13,607

United Kingdom - 0.5%
International Consolidated Airlines Group S.A.	5,134	44,139

TOTAL COMMON STOCKS (Cost: $10,804,613)		9,515,061

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $52,310)(d)	52,310	52,310

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $10,856,923)		9,567,371
Other Assets less Liabilities - (0.2)%		(16,184)

NET ASSETS - 100.0%		$9,551,187

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $47,012. The Fund also had securities on loan having a total market value of $2,539 that were sold and pending settlement. The total market value of the collateral held by the Fund was $52,310.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 1.8%
Aristocrat Leisure Ltd.	11,243	$231,356
Australia & New Zealand Banking Group Ltd.	17,110	348,867
BHP Billiton Ltd.	21,798	546,183
Brambles Ltd.	29,070	229,266
Commonwealth Bank of Australia	8,216	424,510
CSL Ltd.	3,011	438,140
Macquarie Group Ltd.	3,630	331,042
National Australia Bank Ltd.	15,328	308,429
QBE Insurance Group Ltd.	18,092	145,566
Telstra Corp., Ltd.	36,903	85,177
Westpac Banking Corp.	18,034	364,445
Woolworths Group Ltd.	11,506	233,771

Total Australia		3,686,752

Austria - 0.1%
Andritz AG	1,157	67,529
Raiffeisen Bank International AG	3,378	97,304

Total Austria		164,833

Belgium - 0.4%
Ageas	4,362	234,628
Anheuser-Busch InBev S.A./N.V.	4,290	374,809
KBC Group N.V.	2,034	151,435

Total Belgium		760,872

Brazil - 0.4%
Ambev S.A.	29,397	135,003
B3 S.A. - Brasil Bolsa Balcao	25,061	146,844
Banco do Brasil S.A.	6,600	48,671
BR Malls Participacoes S.A.*	30,124	72,565
Petroleo Brasileiro S.A.	22,397	135,889
Vale S.A.	16,171	242,228

Total Brazil		781,200

Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B	3,432	171,547
ARC Resources Ltd.(a)	7,068	78,740
Bank of Nova Scotia (The)	4,554	271,246
Barrick Gold Corp.	12,794	141,441
Canadian Imperial Bank of Commerce(a)	2,046	191,573
Canadian National Railway Co.	3,828	343,235
Canadian Natural Resources Ltd.	7,163	233,853
Canadian Pacific Railway Ltd.	1,122	237,168
Cenovus Energy, Inc.	8,965	89,955
Enbridge, Inc.	10,308	332,382
George Weston Ltd.	2,853	215,796
Hydro One Ltd.(b)	11,741	178,395
Industrial Alliance Insurance & Financial Services, Inc.	5,214	208,342
Intact Financial Corp.	2,698	224,172
Loblaw Cos. Ltd.	2,970	152,475
Magna International, Inc.	4,224	221,722
Manulife Financial Corp.	12,160	217,217
Metro, Inc.	6,849	212,899
Nutrien Ltd.	6,337	365,630
Royal Bank of Canada	5,412	433,513
Saputo, Inc.	4,950	147,129
Shopify, Inc. Class A*	1,047	171,962
SNC-Lavalin Group, Inc.	4,488	182,874
Suncor Energy, Inc.	9,768	377,692
Toronto-Dominion Bank (The)	5,770	350,369
TransCanada Corp.(a)	5,214	210,803
Wheaton Precious Metals Corp.	9,367	163,774

Total Canada		6,125,904

Chile - 0.1%
Banco Santander Chile	1,638,411	130,730
Latam Airlines Group S.A.	3,884	36,837

Total Chile		167,567

China - 2.1%
AAC Technologies Holdings, Inc.	5,500	57,145
Bank of China Ltd. Class H	574,000	255,277
China Conch Venture Holdings Ltd.	70,000	244,220
China Construction Bank Corp. Class H	582,000	508,745
China Life Insurance Co., Ltd. Class H	47,000	106,795
China Mobile Ltd.	31,500	310,576
China Petroleum & Chemical Corp. Class H	264,000	264,509
CNOOC Ltd.	171,000	338,726
Country Garden Holdings Co., Ltd.	66,000	83,250
Country Garden Services Holdings Co., Ltd.*	9,885	16,802
Hengan International Group Co., Ltd.	20,500	189,153
Industrial & Commercial Bank of China Ltd. Class H	463,000	338,453
Ping An Insurance Group Co. of China Ltd. Class H	21,000	213,357
Sunac China Holdings Ltd.	23,000	70,838
Sunny Optical Technology Group Co., Ltd.	8,000	92,321
Tencent Holdings Ltd.	27,500	1,135,861

Total China		4,226,028

Denmark - 0.5%
ISS A/S	8,827	310,715
Jyske Bank A/S Registered Shares	2,193	106,262
Novo Nordisk A/S Class B	9,822	462,619
Pandora A/S	1,248	77,967
Vestas Wind Systems A/S	1,392	94,183

Total Denmark		1,051,746

Finland - 0.4%
Elisa Oyj	6,568	278,678
Nokia Oyj	40,056	222,250
Orion Oyj Class B	1,839	69,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2018

Investments	Shares	Value
Stora Enso Oyj Class R	2,509	$48,012
UPM-Kymmene Oyj	2,889	113,418

Total Finland		732,034

France - 3.4%
Accor S.A.	4,422	227,121
Air Liquide S.A.	2,386	313,993
Airbus SE	3,277	411,758
Arkema S.A.	2,244	278,103
Atos SE	1,685	200,605
AXA S.A.	9,463	254,448
BNP Paribas S.A.	5,742	351,540
Capgemini SE	2,244	282,534
Danone S.A.	3,330	257,982
Engie S.A.	13,612	200,238
Essilor International Cie Generale d’Optique S.A.	1,650	244,255
Legrand S.A.	3,300	240,632
LVMH Moet Hennessy Louis Vuitton SE	1,584	560,408
Orange S.A.	14,272	227,684
Publicis Groupe S.A.	2,608	155,943
Sanofi	5,214	463,652
Schneider Electric SE	3,696	297,498
Societe Generale S.A.	4,554	195,552
TOTAL S.A.	10,418	675,692
Unibail-Rodamco-Westfield	1,056	212,462
Valeo S.A.	3,102	134,751
Veolia Environnement S.A.	13,257	264,692
Vinci S.A.	3,300	314,378
Vivendi S.A.	8,434	217,179

Total France		6,983,100

Germany - 2.8%
adidas AG	887	217,280
Allianz SE Registered Shares	2,112	470,993
BASF SE	4,829	429,360
Bayer AG Registered Shares	4,318	383,725
Daimler AG Registered Shares	4,387	276,940
Deutsche Bank AG Registered Shares	12,820	146,343
Deutsche Telekom AG Registered Shares	17,308	279,133
Deutsche Wohnen SE Bearer Shares	6,866	329,521
E.ON SE	14,123	144,026
Fresenius SE & Co. KGaA	3,036	223,004
HeidelbergCement AG	2,310	180,624
Infineon Technologies AG	12,424	282,404
Linde AG	1,584	374,770
MTU Aero Engines AG	1,714	386,416
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	877	194,305
RWE AG	3,755	92,680
SAP SE	4,818	593,187
Siemens AG Registered Shares	4,019	515,075
ThyssenKrupp AG	5,660	142,921

Total Germany		5,662,707

Hong Kong - 0.9%
AIA Group Ltd.	66,000	589,579
CK Asset Holdings Ltd.	33,000	247,767
CK Hutchison Holdings Ltd.	32,000	368,874
CLP Holdings Ltd.	31,500	368,947
Hong Kong Exchanges & Clearing Ltd.	10,001	286,294

Total Hong Kong		1,861,461

India - 0.8%
Axis Bank Ltd.*	20,533	173,705
IndusInd Bank Ltd.	10,196	237,712
Infosys Ltd.	33,560	337,984
Larsen & Toubro Ltd.	13,952	244,839
Maruti Suzuki India Ltd.	2,113	214,184
Reliance Industries Ltd.	22,779	395,294

Total India		1,603,718

Ireland - 0.3%
CRH PLC	3,551	116,228
Experian PLC	8,646	222,170
Kingspan Group PLC	3,642	169,884
Smurfit Kappa Group PLC	3,388	134,032

Total Ireland		642,314

Israel - 0.1%
Nice Ltd.*	1,088	123,126
Teva Pharmaceutical Industries Ltd.	4,294	94,154

Total Israel		217,280

Italy - 0.7%
Assicurazioni Generali SpA	11,572	200,000
Banco BPM SpA*	18,089	44,605
Eni SpA	18,015	340,691
Ferrari N.V.	493	67,913
Intesa Sanpaolo SpA	83,496	213,454
Moncler SpA	2,274	97,991
Snam SpA	62,449	260,326
UniCredit SpA	13,698	206,260

Total Italy		1,431,240

Japan - 7.9%
Ajinomoto Co., Inc.	11,200	192,328
Asahi Group Holdings Ltd.	6,200	268,829
Astellas Pharma, Inc.	19,800	345,500
Bandai Namco Holdings, Inc.	5,700	221,557
Bridgestone Corp.	6,600	249,450
Daiichi Sankyo Co., Ltd.	6,000	260,158
FANUC Corp.	1,100	207,439
Hitachi Ltd.	9,800	333,037
Honda Motor Co., Ltd.	13,000	393,599
ITOCHU Corp.	13,800	252,709
Japan Exchange Group, Inc.	11,800	205,696
Japan Tobacco, Inc.	4,100	107,062
Kao Corp.	4,200	339,224
KDDI Corp.	13,200	364,791
Keyence Corp.	500	290,443
Kintetsu Group Holdings Co., Ltd.	6,900	277,616
Kirin Holdings Co., Ltd.	9,700	248,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2018

Investments	Shares	Value
Komatsu Ltd.	6,800	$206,901
Kubota Corp.	13,200	224,406
Mitsubishi Chemical Holdings Corp.	33,000	315,953
Mitsubishi Corp.	10,600	326,721
Mitsubishi Electric Corp.	19,800	271,327
Mitsubishi Heavy Industries Ltd.	6,100	235,601
Mitsubishi UFJ Financial Group, Inc.	73,700	460,102
Mitsui & Co., Ltd.	19,800	352,211
Mizuho Financial Group, Inc.	165,000	287,917
Nagoya Railroad Co., Ltd.	12,000	297,293
Nidec Corp.	1,600	230,242
Nikon Corp.	13,800	259,392
Nintendo Co., Ltd.	600	219,008
Nippon Steel & Sumitomo Metal Corp.	7,000	148,123
Nippon Telegraph & Telephone Corp.	6,100	275,610
Nisshin Seifun Group, Inc.	15,200	333,213
Nomura Holdings, Inc.	33,000	157,671
NTT DOCOMO, Inc.	10,900	293,168
Odakyu Electric Railway Co., Ltd.(a)	11,800	279,248
Oji Holdings Corp.	38,000	276,005
Olympus Corp.	6,300	245,988
Ono Pharmaceutical Co., Ltd.	3,200	90,575
Otsuka Holdings Co., Ltd.	4,800	242,018
Panasonic Corp.	19,800	230,711
Recruit Holdings Co., Ltd.	12,700	423,986
Seven & I Holdings Co., Ltd.	6,600	294,018
Shionogi & Co., Ltd.	5,900	385,628
SMC Corp.	500	160,056
SoftBank Group Corp.	4,200	424,123
Sony Corp.	7,200	441,565
Subaru Corp.	6,200	189,955
Sumitomo Mitsui Financial Group, Inc.	6,900	278,588
Sumitomo Mitsui Trust Holdings, Inc.	6,300	259,355
Suzuki Motor Corp.	5,300	303,670
Tobu Railway Co., Ltd.	10,100	298,772
Tokio Marine Holdings, Inc.	6,600	327,545
Tokyo Gas Co., Ltd.	11,400	280,270
Toyo Suisan Kaisha Ltd.	8,800	341,277
Toyota Motor Corp.	13,200	824,528

Total Japan		16,050,773

Malaysia - 0.1%
CIMB Group Holdings Bhd	75,900	110,223
Genting Malaysia Bhd	161,300	194,488

Total Malaysia		304,711

Netherlands - 0.9%
Akzo Nobel N.V.	2,924	273,532
ASML Holding N.V.	1,705	318,639
ING Groep N.V.	18,629	241,995
Koninklijke Ahold Delhaize N.V.	3,114	71,434
Koninklijke DSM N.V.	2,430	257,520
Koninklijke KPN N.V.	57,158	150,836
Koninklijke Philips N.V.	6,095	277,758
Wolters Kluwer N.V.	4,422	275,708

Total Netherlands		1,867,422

Norway - 0.2%
Marine Harvest ASA	5,987	138,623
Orkla ASA	22,791	192,441
Yara International ASA	1,617	79,368

Total Norway		410,432

Poland - 0.1%
KGHM Polska Miedz S.A.*	2,470	59,705
Polski Koncern Naftowy Orlen S.A.	3,154	86,420

Total Poland		146,125

Portugal - 0.0%
EDP - Energias de Portugal S.A.	11,145	41,139
Jeronimo Martins, SGPS, S.A.	3,760	55,398

Total Portugal		96,537

Singapore - 0.4%
City Developments Ltd.	12,900	86,009
DBS Group Holdings Ltd.	7,200	137,482
Genting Singapore Ltd.	105,400	81,768
Keppel Corp., Ltd.	12,400	63,164
Oversea-Chinese Banking Corp., Ltd.	15,100	126,427
Singapore Exchange Ltd.	39,600	213,600
Venture Corp., Ltd.	3,000	38,709

Total Singapore		747,159

South Africa - 0.5%
FirstRand Ltd.	27,353	131,186
MTN Group Ltd.	13,601	84,175
Naspers Ltd. Class N	1,918	413,606
Remgro Ltd.	7,195	100,289
Sappi Ltd.	14,847	93,114
Sasol Ltd.	3,427	132,595
Standard Bank Group Ltd.	8,961	110,815

Total South Africa		1,065,780

South Korea - 1.3%
Celltrion, Inc.*	503	134,677
Hana Financial Group, Inc.	2,171	87,192
Hyundai Motor Co.	1,174	137,059
KT&G Corp.	1,888	177,013
NAVER Corp.	284	183,317
POSCO	758	201,245
Samsung Electronics Co., Ltd.	23,140	968,991
Samsung Fire & Marine Insurance Co., Ltd.	726	185,877
Shinhan Financial Group Co., Ltd.	6,666	270,426
SK Hynix, Inc.	3,406	224,457

Total South Korea		2,570,254

Spain - 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	37,137	236,809
Banco Santander S.A.	77,025	387,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2018

Investments	Shares	Value
Distribuidora Internacional de Alimentacion S.A.(a)	23,774	$55,227
Enagas S.A.	9,768	263,784
Industria de Diseno Textil S.A.	6,464	196,032
Red Electrica Corp. S.A.	14,911	312,437
Repsol S.A.	15,207	303,184
Telefonica S.A.	27,485	217,657

Total Spain		1,973,003

Sweden - 0.9%
Assa Abloy AB Class B	10,776	216,473
Atlas Copco AB Class A	7,788	224,361
Castellum AB	19,091	341,539
Epiroc AB Class A*	7,881	87,998
Nordea Bank AB	16,384	178,446
Securitas AB Class B	11,704	203,661
Telefonaktiebolaget LM Ericsson Class B	26,981	239,313
Volvo AB Class B	13,675	241,571

Total Sweden		1,733,362

Switzerland - 2.7%
ABB Ltd. Registered Shares	12,358	293,389
Adecco Group AG Registered Shares	2,442	128,850
Cie Financiere Richemont S.A. Registered Shares	3,234	264,865
Credit Suisse Group AG Registered Shares*	14,801	223,500
Givaudan S.A. Registered Shares	132	326,081
LafargeHolcim Ltd. Registered Shares*	4,158	206,240
Nestle S.A. Registered Shares	13,686	1,146,385
Novartis AG Registered Shares	11,843	1,023,289
Roche Holding AG Genusschein	3,276	797,368
Schindler Holding AG Participation Certificate	1,519	380,372
Swatch Group AG (The) Registered Shares	1,895	148,410
UBS Group AG Registered Shares*	21,369	339,086
Zurich Insurance Group AG	858	272,473

Total Switzerland		5,550,308

Taiwan - 1.2%
Asustek Computer, Inc.	19,000	164,281
Catcher Technology Co., Ltd.	8,000	88,036
China Development Financial Holding Corp.	646,000	241,195
China Life Insurance Co., Ltd.	153,480	154,320
E.Sun Financial Holding Co., Ltd.	142,005	104,877
Hon Hai Precision Industry Co., Ltd.	71,000	184,168
Largan Precision Co., Ltd.	1,000	119,052
MediaTek, Inc.	10,000	80,732
Pegatron Corp.	52,000	104,058
Quanta Computer, Inc.	54,000	94,088
Taishin Financial Holding Co., Ltd.	506,898	244,874
Taiwan Semiconductor Manufacturing Co., Ltd.	80,000	687,780
United Microelectronics Corp.	129,000	68,233

Total Taiwan		2,335,694

Thailand - 0.1%
PTT Global Chemical PCL NVDR	71,500	179,634

United Kingdom - 5.8%
Anglo American PLC	11,045	248,168
AstraZeneca PLC	6,298	489,735
Babcock International Group PLC	17,308	163,185
BAE Systems PLC	22,853	187,689
Barclays PLC	83,291	186,580
BHP Billiton PLC	15,130	329,732
BP PLC	82,000	630,151
British American Tobacco PLC	10,218	477,627
BT Group PLC	51,870	152,395
Bunzl PLC	7,194	226,372
Carnival PLC	3,300	205,012
Centrica PLC	57,024	115,187
Compass Group PLC	14,996	333,617
Diageo PLC	11,903	422,046
Fiat Chrysler Automobiles N.V.*	7,354	129,355
GlaxoSmithKline PLC	21,401	428,890
HSBC Holdings PLC	85,400	745,928
Imperial Brands PLC	6,204	216,093
Intertek Group PLC	3,828	249,196
ITV PLC	76,447	157,362
Kingfisher PLC	35,627	119,865
Land Securities Group PLC	14,255	164,217
Lloyds Banking Group PLC	342,333	264,593
Melrose Industries PLC	26,749	69,729
National Grid PLC	22,919	236,530
Pennon Group PLC	23,374	217,389
Prudential PLC	15,790	362,298
Reckitt Benckiser Group PLC	3,627	331,842
Rentokil Initial PLC	68,281	283,509
Rio Tinto PLC	7,920	400,729
Royal Dutch Shell PLC Class A	23,144	795,720
Royal Dutch Shell PLC Class B	14,298	501,372
Smith & Nephew PLC	12,226	223,127
St. James’s Place PLC	16,846	251,314
Standard Chartered PLC	15,176	125,945
TechnipFMC PLC	2,976	93,674
Unilever N.V. CVA	7,922	441,345
Unilever PLC	6,860	377,154
Vodafone Group PLC	134,636	288,816
WPP PLC	8,847	129,733

Total United Kingdom		11,773,221

United States - 58.9%
3M Co.	2,310	486,740
Abbott Laboratories	8,316	610,062
AbbVie, Inc.	7,476	707,080
Activision Blizzard, Inc.	5,082	422,772
Adobe Systems, Inc.*	2,838	766,118
AES Corp.	13,415	187,810
Aetna, Inc.	1,920	389,472
Aflac, Inc.	5,280	248,530
Agilent Technologies, Inc.	3,950	278,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2018

Investments	Shares	Value
Air Products & Chemicals, Inc.	1,716	$286,658
Alexion Pharmaceuticals, Inc.*	1,386	192,668
Align Technology, Inc.*	362	141,622
Alliant Energy Corp.	6,072	258,485
Allstate Corp. (The)	2,312	228,194
Alphabet, Inc. Class A*	1,595	1,925,293
Alphabet, Inc. Class C*	1,072	1,279,400
Altria Group, Inc.	8,318	501,659
Amazon.com, Inc.*	1,781	3,567,343
American Airlines Group, Inc.	3,180	131,429
American Express Co.	3,696	393,587
American International Group, Inc.	4,356	231,913
American Tower Corp.	2,250	326,925
AmerisourceBergen Corp.	1,834	169,131
Amgen, Inc.	3,500	725,515
Anadarko Petroleum Corp.	3,109	209,578
Analog Devices, Inc.	3,036	280,709
ANSYS, Inc.*	1,804	336,771
Anthem, Inc.	1,452	397,921
Apache Corp.	3,511	167,369
Apergy Corp.*	4,608	200,724
Apple, Inc.	23,051	5,203,533
Applied Materials, Inc.	6,823	263,709
Archer-Daniels-Midland Co.	4,275	214,904
Arrow Electronics, Inc.*	2,838	209,217
Arthur J. Gallagher & Co.	3,828	284,956
Aspen Technology, Inc.*	3,432	390,939
AT&T, Inc.	35,271	1,184,400
Autodesk, Inc.*	1,900	296,609
Automatic Data Processing, Inc.	2,310	348,025
AvalonBay Communities, Inc.	1,531	277,341
Baker Hughes Co.	2,755	93,202
Bank of America Corp.	46,454	1,368,535
Bank of New York Mellon Corp. (The)	5,610	286,054
Baxter International, Inc.	4,158	320,540
Becton, Dickinson and Co.	1,904	496,944
Berkshire Hathaway, Inc. Class B*	6,580	1,408,844
Biogen, Inc.*	1,156	408,426
Bluebird Bio, Inc.*	295	43,070
Boeing Co. (The)	2,508	932,725
Booking Holdings, Inc.*	250	496,000
Boston Scientific Corp.*	9,912	381,612
Bristol-Myers Squibb Co.	7,928	492,170
BWX Technologies, Inc.	4,554	284,807
CA, Inc.	6,666	294,304
Cabot Oil & Gas Corp.	3,709	83,527
Capital One Financial Corp.	3,102	294,473
Cardinal Health, Inc.	2,772	149,688
CarMax, Inc.*	1,651	123,280
Caterpillar, Inc.	3,358	512,061
CBS Corp. Class B Non-Voting Shares	2,970	170,626
CDW Corp.	2,506	222,834
Celgene Corp.*	3,611	323,148
Charles Schwab Corp. (The)	6,204	304,927
Charter Communications, Inc. Class A*	1,055	343,803
Chemours Co. (The)	3,405	134,293
Chevron Corp.	8,052	984,599
Chipotle Mexican Grill, Inc.*	261	118,630
Church & Dwight Co., Inc.	4,093	243,001
Cigna Corp.	1,505	313,416
Cimarex Energy Co.	1,331	123,703
Cisco Systems, Inc.	20,957	1,019,558
CIT Group, Inc.	3,836	197,976
Citigroup, Inc.	11,873	851,769
Citizens Financial Group, Inc.	5,214	201,104
Citrix Systems, Inc.*	2,904	322,809
CME Group, Inc.	1,584	269,613
Coca-Cola Co. (The)	15,654	723,058
Cognizant Technology Solutions Corp. Class A	2,678	206,608
Colgate-Palmolive Co.	3,749	250,996
Comcast Corp. Class A	23,351	826,859
Comerica, Inc.	2,574	232,175
Conagra Brands, Inc.	4,620	156,941
Concho Resources, Inc.*	1,448	221,182
ConocoPhillips	6,930	536,382
Constellation Brands, Inc. Class A	1,063	229,204
Corning, Inc.	8,844	312,193
Costco Wholesale Corp.	1,981	465,297
Crown Castle International Corp.	2,917	324,750
CSX Corp.	5,082	376,322
Cummins, Inc.	1,386	202,453
CVS Health Corp.	5,214	410,446
D.R. Horton, Inc.	5,548	234,015
DaVita, Inc.*	2,100	150,423
Deere & Co.	1,650	248,044
Delta Air Lines, Inc.	4,818	278,625
Dentsply Sirona, Inc.	2,509	94,690
Devon Energy Corp.	4,674	186,680
Digital Realty Trust, Inc.	1,199	134,864
Dollar General Corp.	2,310	252,483
Dollar Tree, Inc.*	1,909	155,679
Dover Corp.	2,508	222,033
DowDuPont, Inc.	11,457	736,800
Duke Energy Corp.	3,234	258,785
DXC Technology Co.	1,852	173,199
E*TRADE Financial Corp.*	4,290	224,753
Eaton Vance Corp.	4,620	242,827
eBay, Inc.*	6,732	222,291
Edwards Lifesciences Corp.*	958	166,788
Electronic Arts, Inc.*	2,178	262,427
Eli Lilly & Co.	4,554	488,690
Emerson Electric Co.	4,752	363,908
EOG Resources, Inc.	2,638	336,530
EPR Properties	3,541	242,240
Equinix, Inc.	646	279,647
Estee Lauder Cos., Inc. (The) Class A	1,597	232,076
Evergy, Inc.	4,224	231,982
Exelon Corp.	6,072	265,104
Expeditors International of Washington, Inc.	3,366	247,502
Express Scripts Holding Co.*	3,894	369,969
Exxon Mobil Corp.	18,034	1,533,251
F5 Networks, Inc.*	1,439	286,965
Facebook, Inc. Class A*	10,374	1,706,108
FedEx Corp.	1,254	301,951
Fifth Third Bancorp	8,250	230,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2018

Investments	Shares	Value
First Republic Bank	1,995	$191,520
FirstEnergy Corp.	5,412	201,164
FleetCor Technologies, Inc.*	868	197,765
Fluor Corp.	895	52,000
Ford Motor Co.	22,985	212,611
Freeport-McMoRan, Inc.	5,790	80,597
Gartner, Inc.*	1,782	282,447
General Dynamics Corp.	1,518	310,765
General Electric Co.	40,504	457,290
General Motors Co.	5,612	188,956
Gentex Corp.	9,636	206,789
Genuine Parts Co.	2,442	242,735
Gilead Sciences, Inc.	6,264	483,643
Goldman Sachs Group, Inc. (The)	1,584	355,196
Halliburton Co.	6,325	256,352
Hartford Financial Services Group, Inc. (The)	3,630	181,355
Hasbro, Inc.	1,421	149,376
HCA Healthcare, Inc.	1,485	206,593
Healthcare Realty Trust, Inc.	9,131	267,173
Hess Corp.	3,617	258,905
Hewlett Packard Enterprise Co.	10,440	170,276
Hexcel Corp.	3,498	234,541
Home Depot, Inc. (The)	5,346	1,107,424
Honeywell International, Inc.	3,168	527,155
HP, Inc.	9,691	249,737
Humana, Inc.	858	290,450
Huntington Bancshares, Inc.	14,338	213,923
Illumina, Inc.*	976	358,251
Incyte Corp.*	1,125	77,715
Intel Corp.	19,355	915,298
Intercontinental Exchange, Inc.	2,970	222,423
International Business Machines Corp.	1,507	227,873
International Paper Co.	3,762	184,902
Intuit, Inc.	1,980	450,252
Intuitive Surgical, Inc.*	911	522,914
Investors Bancorp, Inc.	16,450	201,841
IQVIA Holdings, Inc.*	2,033	263,761
J.M. Smucker Co. (The)	1,131	116,052
Jack Henry & Associates, Inc.	2,612	418,129
Jacobs Engineering Group, Inc.	3,366	257,499
Johnson & Johnson	11,374	1,571,546
JPMorgan Chase & Co.	15,414	1,739,316
KeyCorp	10,176	202,401
Kimberly-Clark Corp.	2,310	262,508
Kinder Morgan, Inc.	11,343	201,111
Kraft Heinz Co. (The)	3,000	165,330
Kroger Co. (The)	4,882	142,115
Lam Research Corp.	615	93,295
Lear Corp.	1,320	191,400
Liberty Media Corp - Liberty SiriusXM Class A*	4,632	201,214
Lincoln National Corp.	2,706	183,088
LKQ Corp.*	6,363	201,516
Lockheed Martin Corp.	1,196	413,768
Lowe’s Cos., Inc.	4,626	531,157
M&T Bank Corp.	1,188	195,474
Marathon Petroleum Corp.	3,564	285,013
MarketAxess Holdings, Inc.	530	94,600
Marriott International, Inc. Class A	2,496	329,547
Masco Corp.	5,808	212,573
MasterCard, Inc. Class A	4,537	1,009,982
Maxim Integrated Products, Inc.	3,498	197,252
McCormick & Co., Inc. Non-Voting Shares	1,555	204,871
McDonald’s Corp.	3,640	608,936
McKesson Corp.	1,324	175,629
Merck & Co., Inc.	12,226	867,312
MetLife, Inc.	5,346	249,765
Mettler-Toledo International, Inc.*	387	235,675
MGM Resorts International	5,006	139,717
Microchip Technology, Inc.	3,015	237,914
Micron Technology, Inc.*	6,605	298,744
Microsoft Corp.	34,361	3,929,868
Mohawk Industries, Inc.*	990	173,596
Mondelez International, Inc. Class A	7,526	323,317
Moody’s Corp.	1,530	255,816
Morgan Stanley	6,787	316,071
MSCI, Inc.	1,842	326,789
National Retail Properties, Inc.	4,488	201,152
Nektar Therapeutics*	889	54,193
Netflix, Inc.*	1,993	745,641
Newmont Mining Corp.	3,505	105,851
NextEra Energy, Inc.	2,310	387,156
NIKE, Inc. Class B	7,045	596,852
Norfolk Southern Corp.	1,716	309,738
Northrop Grumman Corp.	1,056	335,143
Nucor Corp.	3,036	192,634
NVIDIA Corp.	2,705	760,159
O’Reilly Automotive, Inc.*	863	299,737
Occidental Petroleum Corp.	4,149	340,923
Omnicom Group, Inc.	2,640	179,573
Oracle Corp.	12,952	667,805
PayPal Holdings, Inc.*	5,999	526,952
People’s United Financial, Inc.	11,836	202,632
PepsiCo, Inc.	5,148	575,546
Perspecta, Inc.	926	23,817
Pfizer, Inc.	24,493	1,079,407
PG&E Corp.*	2,929	134,763
Philip Morris International, Inc.	6,544	533,598
Phillips 66	2,574	290,141
Pinnacle West Capital Corp.	3,829	303,180
Pioneer Natural Resources Co.	1,123	195,615
PNC Financial Services Group, Inc. (The)	2,508	341,565
Pool Corp.	1,257	209,768
Portland General Electric Co.	6,324	288,438
PPG Industries, Inc.	2,696	294,214
PPL Corp.	5,571	163,007
Principal Financial Group, Inc.	3,762	220,416
Procter & Gamble Co. (The)	11,176	930,178
Progressive Corp. (The)	3,887	276,132
Prologis, Inc.	4,978	337,459
Prudential Financial, Inc.	2,640	267,485
Public Service Enterprise Group, Inc.	4,752	250,858
Public Storage	1,188	239,536
QUALCOMM, Inc.	7,392	532,446
Qurate Retail, Inc.*	6,254	138,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2018

Investments	Shares	Value
Raytheon Co.	1,650	$340,989
Realty Income Corp.	3,432	195,246
Red Hat, Inc.*	2,151	293,138
Regency Centers Corp.	3,379	218,520
Regeneron Pharmaceuticals, Inc.*	330	133,333
Regions Financial Corp.	13,481	247,376
Rockwell Automation, Inc.	1,650	309,408
Rockwell Collins, Inc.	1,910	268,298
Roper Technologies, Inc.	1,056	312,798
Ross Stores, Inc.	3,239	320,985
S&P Global, Inc.	1,915	374,172
salesforce.com, Inc.*	3,960	629,759
Sempra Energy	2,244	255,255
Service Corp. International	7,609	336,318
Sherwin-Williams Co. (The)	779	354,609
Simon Property Group, Inc.	1,848	326,634
Snap-on, Inc.	924	169,646
Southwest Airlines Co.	3,300	206,085
Southwest Gas Holdings, Inc.	2,713	214,408
Square, Inc. Class A*	1,293	128,020
Starbucks Corp.	7,453	423,629
State Street Corp.	2,508	210,120
Stryker Corp.	1,716	304,899
SunTrust Banks, Inc.	4,290	286,529
Synchrony Financial	4,752	147,692
Synopsys, Inc.*	3,924	386,946
Sysco Corp.	3,041	222,753
T. Rowe Price Group, Inc.	2,640	288,235
Target Corp.	3,564	314,380
Tesla, Inc.*	596	157,803
Texas Instruments, Inc.	4,686	502,761
Thermo Fisher Scientific, Inc.	1,975	482,058
Tractor Supply Co.	2,116	192,302
Travelers Cos., Inc. (The)	1,518	196,900
Twenty-First Century Fox, Inc. Class A	8,976	415,858
Twitter, Inc.*	2,937	83,587
U.S. Bancorp	5,148	271,866
Union Pacific Corp.	3,696	601,820
United Continental Holdings, Inc.*	1,328	118,272
United Parcel Service, Inc. Class B	2,515	293,626
United Technologies Corp.	3,234	452,146
UnitedHealth Group, Inc.	4,183	1,112,845
Unum Group	4,356	170,189
Valero Energy Corp.	2,838	322,822
Ventas, Inc.	3,427	186,360
Verizon Communications, Inc.	18,233	973,460
Vertex Pharmaceuticals, Inc.*	1,704	328,429
Visa, Inc. Class A	8,369	1,256,103
Vulcan Materials Co.	1,320	146,784
W.W. Grainger, Inc.	603	215,518
Walgreens Boots Alliance, Inc.	4,612	336,215
Walmart, Inc.	5,871	551,346
Walt Disney Co. (The)	6,307	737,541
Wells Fargo & Co.	20,600	1,082,736
Welltower, Inc.	3,630	233,482
Western Digital Corp.	2,046	119,773
Weyerhaeuser Co.	7,260	234,280
Wynn Resorts Ltd.	647	82,208
Zimmer Biomet Holdings, Inc.	1,465	192,604
Zions Bancorp	5,082	254,862
Zoetis, Inc.	3,762	344,449

Total United States		119,142,020

TOTAL COMMON STOCKS (Cost: $197,321,411)		202,045,191

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $345,115)(d)	345,115	345,115

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $197,666,526)		202,390,306
Other Assets less Liabilities - (0.0)%		(971)

NET ASSETS - 100.0%		$202,389,335

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $754,973. The Fund also had securities on loan having a total market value of $7,356 that were sold and pending settlement. The total market value of the collateral held by the Fund was $803,983. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $458,868.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree Global SmallCap Dividend Fund(a) (Cost: $11,094,209)	408,050	$13,151,452
Other Assets less Liabilities - 0.0%		5,612

NET ASSETS - 100.0%		$13,157,064

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/2/2018	170,283	USD	235,478	AUD	$—	$(97)
Bank of America N.A.	10/2/2018	83,359	USD	108,636	CAD	—	(688)
Bank of America N.A.	10/2/2018	14,136	USD	13,639	CHF	173	—
Bank of America N.A.	10/2/2018	5,558	USD	122,936	CZK	20	—
Bank of America N.A.	10/2/2018	13,720	USD	87,717	DKK	58	—
Bank of America N.A.	10/2/2018	230,542	USD	197,740	EUR	867	—
Bank of America N.A.	10/2/2018	208,771	USD	160,444	GBP	—	(456)
Bank of America N.A.	10/2/2018	2,228	USD	623,314	HUF	—	(10)
Bank of America N.A.	10/2/2018	14,659	USD	281,543	MXN	—	(397)
Bank of America N.A.	10/2/2018	42,203	USD	352,558	NOK	—	(1,091)
Bank of America N.A.	10/2/2018	59,591	USD	89,821	NZD	44	—
Bank of America N.A.	10/2/2018	5,148	USD	18,940	PLN	10	—
Bank of America N.A.	10/2/2018	73,964	USD	674,345	SEK	—	(1,863)
Bank of America N.A.	10/2/2018	5,659	USD	38,129	TRY	—	(684)
Bank of America N.A.	10/3/2018	13,274	USD	54,852	BRL	—	(460)
Bank of America N.A.	10/3/2018	9,133	USD	6,191,736	CLP	—	(254)
Bank of America N.A.	10/3/2018	102,990	USD	807,954	HKD	—	(264)
Bank of America N.A.	10/3/2018	44,626	USD	160,323	ILS	535	—
Bank of America N.A.	10/3/2018	480,233	USD	53,144,360	JPY	12,316	—
Bank of America N.A.	10/3/2018	37,240	USD	51,005	SGD	—	(91)
Bank of America N.A.	10/3/2018	21,312	USD	313,498	ZAR	—	(838)
Citibank N.A.	10/2/2018	10	AUD	7	CHF	—	—
Citibank N.A.	10/2/2018	258,012	AUD	187,124	USD	—	(440)
Citibank N.A.	10/2/2018	181,040	AUD	130,987	USD	4	—
Citibank N.A.	10/2/2018	118,602	CAD	91,604	USD	153	—
Citibank N.A.	10/2/2018	82,880	CAD	64,122	USD	—	(2)
Citibank N.A.	10/2/2018	3,100	CAD	2,398	USD	—	—
Citibank N.A.	10/2/2018	14,967	CHF	15,535	USD	—	(213)
Citibank N.A.	10/2/2018	10,621	CHF	10,874	USD	—	—
Citibank N.A.	10/2/2018	450	CZK	20	CHF	—	—
Citibank N.A.	10/2/2018	132,749	CZK	6,108	USD	—	(127)
Citibank N.A.	10/2/2018	94,896	CZK	4,275	USD	—	—
Citibank N.A.	10/2/2018	95,384	DKK	15,077	USD	—	(220)
Citibank N.A.	10/2/2018	67,751	DKK	10,553	USD	—	(1)
Citibank N.A.	10/2/2018	214,875	EUR	253,344	USD	—	(3,767)
Citibank N.A.	10/2/2018	152,686	EUR	177,340	USD	5	—
Citibank N.A.	10/2/2018	174,243	GBP	229,419	USD	—	(2,197)
Citibank N.A.	10/2/2018	123,153	GBP	160,593	USD	5	—
Citibank N.A.	10/2/2018	3,350	GBP	4,367	USD	2	—
Citibank N.A.	10/2/2018	22,250	HUF	78	CHF	—	—
Citibank N.A.	10/2/2018	673,616	HUF	2,449	USD	—	(30)
Citibank N.A.	10/2/2018	477,277	HUF	1,714	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2018

Citibank N.A.	10/2/2018	306,321	MXN	16,109	USD	272	—
Citibank N.A.	10/2/2018	210,863	MXN	11,276	USD	1	—
Citibank N.A.	10/2/2018	30,200	MXN	1,613	USD	2	—
Citibank N.A.	10/2/2018	376,013	NOK	46,378	USD	—	(203)
Citibank N.A.	10/2/2018	264,372	NOK	32,464	USD	1	—
Citibank N.A.	10/2/2018	43,900	NOK	5,394	USD	—	(3)
Citibank N.A.	10/2/2018	98,434	NZD	65,485	USD	—	(228)
Citibank N.A.	10/2/2018	69,146	NZD	45,839	USD	1	—
Citibank N.A.	10/2/2018	20,581	PLN	5,657	USD	—	(73)
Citibank N.A.	10/2/2018	14,598	PLN	3,960	USD	—	—
Citibank N.A.	10/2/2018	714,129	SEK	81,279	USD	—	(978)
Citibank N.A.	10/2/2018	505,994	SEK	56,895	USD	2	—
Citibank N.A.	10/2/2018	87,450	SEK	9,835	USD	—	(1)
Citibank N.A.	10/2/2018	600	SGD	431	CHF	—	(2)
Citibank N.A.	10/2/2018	38,635	TRY	6,219	USD	208	—
Citibank N.A.	10/2/2018	26,166	TRY	4,353	USD	—	—
Citibank N.A.	10/2/2018	18,300	TRY	3,031	USD	16	—
Citibank N.A.	10/2/2018	170,283	USD	235,478	AUD	—	(97)
Citibank N.A.	10/2/2018	83,359	USD	108,641	CAD	—	(692)
Citibank N.A.	10/2/2018	14,136	USD	13,639	CHF	173	—
Citibank N.A.	10/2/2018	5,558	USD	122,806	CZK	25	—
Citibank N.A.	10/2/2018	13,720	USD	87,715	DKK	58	—
Citibank N.A.	10/2/2018	230,542	USD	197,731	EUR	877	—
Citibank N.A.	10/2/2018	208,771	USD	160,449	GBP	—	(462)
Citibank N.A.	10/2/2018	2,228	USD	623,340	HUF	—	(10)
Citibank N.A.	10/2/2018	14,659	USD	281,505	MXN	—	(395)
Citibank N.A.	10/2/2018	42,203	USD	352,550	NOK	—	(1,090)
Citibank N.A.	10/2/2018	59,591	USD	89,819	NZD	45	—
Citibank N.A.	10/2/2018	5,148	USD	18,938	PLN	10	—
Citibank N.A.	10/2/2018	73,964	USD	674,287	SEK	—	(1,857)
Citibank N.A.	10/2/2018	5,659	USD	38,113	TRY	—	(681)
Citibank N.A.	10/3/2018	58,827	BRL	14,239	USD	491	—
Citibank N.A.	10/3/2018	42,498	BRL	10,606	USD	35	—
Citibank N.A.	10/3/2018	6,672,147	CLP	9,974	USD	142	—
Citibank N.A.	10/3/2018	4,790,585	CLP	7,283	USD	—	(20)
Citibank N.A.	10/3/2018	11,800	HKD	171,397	JPY	—	(1)
Citibank N.A.	10/3/2018	883,838	HKD	113,176	USD	—	(224)
Citibank N.A.	10/3/2018	619,943	HKD	79,223	USD	4	—
Citibank N.A.	10/3/2018	175,625	ILS	49,040	USD	—	(741)
Citibank N.A.	10/3/2018	124,802	ILS	34,327	USD	—	(5)
Citibank N.A.	10/3/2018	59,530,786	JPY	527,729	USD	—	(3,582)
Citibank N.A.	10/3/2018	41,957,326	JPY	369,409	USD	10	—
Citibank N.A.	10/3/2018	55,871	SGD	40,924	USD	—	(32)
Citibank N.A.	10/3/2018	39,137	SGD	28,646	USD	—	(2)
Citibank N.A.	10/3/2018	13,272	USD	54,852	BRL	—	(462)
Citibank N.A.	10/3/2018	9,116	USD	6,191,736	CLP	—	(271)
Citibank N.A.	10/3/2018	102,990	USD	808,007	HKD	—	(271)
Citibank N.A.	10/3/2018	44,626	USD	160,318	ILS	537	—
Citibank N.A.	10/3/2018	480,233	USD	53,144,360	JPY	12,316	—
Citibank N.A.	10/3/2018	48,377	USD	5,500,000	JPY	—	(45)
Citibank N.A.	10/3/2018	37,240	USD	51,004	SGD	—	(90)
Citibank N.A.	10/3/2018	21,312	USD	313,501	ZAR	—	(839)
Citibank N.A.	10/3/2018	337,005	ZAR	23,420	USD	391	—
Citibank N.A.	10/3/2018	232,018	ZAR	16,394	USD	—	(1)
Citibank N.A.	11/2/2018	126,133	USD	174,300	AUD	—	(7)
Citibank N.A.	11/2/2018	60,995	USD	78,785	CAD	2	—
Citibank N.A.	11/2/2018	10,919	USD	10,636	CHF	—	—
Citibank N.A.	11/2/2018	4,478	USD	99,298	CZK	—	—
Citibank N.A.	11/2/2018	10,273	USD	65,783	DKK	—	—
Citibank N.A.	11/2/2018	177,082	USD	152,097	EUR	—	(5)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2018

Citibank N.A.	11/2/2018	159,914	USD	122,465	GBP	—	(5)
Citibank N.A.	11/2/2018	73,228	USD	572,803	HKD	—	(5)
Citibank N.A.	11/2/2018	35,074	USD	285,272	NOK	—	(1)
Citibank N.A.	11/2/2018	46,420	USD	70,010	NZD	—	(3)
Citibank N.A.	11/2/2018	56,663	USD	502,674	SEK	—	(3)
Citibank N.A.	11/2/2018	4,904	USD	30,086	TRY	—	(2)
Citibank N.A.	11/5/2018	33,917	USD	122,982	ILS	9	—
Citibank N.A.	11/5/2018	372,813	USD	42,243,739	JPY	—	(13)
Citibank N.A.	11/5/2018	11,917	USD	224,039	MXN	—	(1)
Citibank N.A.	11/5/2018	3,960	USD	14,587	PLN	—	—
Citibank N.A.	11/5/2018	28,208	USD	38,512	SGD	1	—
Citibank N.A.	11/5/2018	16,434	USD	233,602	ZAR	1	—
Citibank N.A.	11/6/2018	10,700	USD	42,967	BRL	—	(33)
Citibank N.A.	11/6/2018	1,665	USD	462,543	HUF	—	—
Citibank N.A.	11/7/2018	7,449	USD	4,899,594	CLP	14	—
HSBC Holdings PLC	10/2/2018	181,034	AUD	130,987	USD	—	—
HSBC Holdings PLC	10/2/2018	82,882	CAD	64,122	USD	—	—
HSBC Holdings PLC	10/2/2018	10,622	CHF	10,874	USD	—	—
HSBC Holdings PLC	10/2/2018	94,891	CZK	4,275	USD	—	—
HSBC Holdings PLC	10/2/2018	67,754	DKK	10,553	USD	—	—
HSBC Holdings PLC	10/2/2018	152,682	EUR	177,340	USD	—	—
HSBC Holdings PLC	10/2/2018	123,149	GBP	160,593	USD	—	—
HSBC Holdings PLC	10/2/2018	477,299	HUF	1,714	USD	—	—
HSBC Holdings PLC	10/2/2018	210,853	MXN	11,276	USD	—	—
HSBC Holdings PLC	10/2/2018	264,364	NOK	32,464	USD	—	—
HSBC Holdings PLC	10/2/2018	69,144	NZD	45,839	USD	—	—
HSBC Holdings PLC	10/2/2018	14,597	PLN	3,960	USD	—	—
HSBC Holdings PLC	10/2/2018	505,979	SEK	56,895	USD	—	—
HSBC Holdings PLC	10/2/2018	26,166	TRY	4,353	USD	—	—
HSBC Holdings PLC	10/2/2018	129,740	USD	179,407	AUD	—	(70)
HSBC Holdings PLC	10/2/2018	63,513	USD	82,775	CAD	—	(526)
HSBC Holdings PLC	10/2/2018	10,775	USD	10,396	CHF	132	—
HSBC Holdings PLC	10/2/2018	4,236	USD	93,602	CZK	19	—
HSBC Holdings PLC	10/2/2018	10,454	USD	66,839	DKK	44	—
HSBC Holdings PLC	10/2/2018	175,655	USD	150,660	EUR	664	—
HSBC Holdings PLC	10/2/2018	159,067	USD	122,245	GBP	—	(346)
HSBC Holdings PLC	10/2/2018	1,699	USD	475,373	HUF	—	(8)
HSBC Holdings PLC	10/2/2018	11,169	USD	214,534	MXN	—	(304)
HSBC Holdings PLC	10/2/2018	32,159	USD	268,647	NOK	—	(831)
HSBC Holdings PLC	10/2/2018	45,405	USD	68,436	NZD	36	—
HSBC Holdings PLC	10/2/2018	3,924	USD	14,437	PLN	8	—
HSBC Holdings PLC	10/2/2018	56,354	USD	513,773	SEK	—	(1,417)
HSBC Holdings PLC	10/2/2018	4,314	USD	29,055	TRY	—	(520)
HSBC Holdings PLC	10/3/2018	42,498	BRL	10,641	USD	—	—
HSBC Holdings PLC	10/3/2018	4,790,585	CLP	7,272	USD	—	(9)
HSBC Holdings PLC	10/3/2018	619,912	HKD	79,223	USD	—	—
HSBC Holdings PLC	10/3/2018	123,882	ILS	34,327	USD	—	(258)
HSBC Holdings PLC	10/3/2018	41,955,996	JPY	369,409	USD	—	(2)
HSBC Holdings PLC	10/3/2018	39,139	SGD	28,646	USD	—	—
HSBC Holdings PLC	10/3/2018	10,109	USD	41,795	BRL	—	(356)
HSBC Holdings PLC	10/3/2018	6,959	USD	4,717,516	CLP	—	(194)
HSBC Holdings PLC	10/3/2018	78,469	USD	615,605	HKD	—	(204)
HSBC Holdings PLC	10/3/2018	34,002	USD	122,146	ILS	410	—
HSBC Holdings PLC	10/3/2018	365,892	USD	40,492,645	JPY	9,369	—
HSBC Holdings PLC	10/3/2018	28,377	USD	38,863	SGD	—	(67)
HSBC Holdings PLC	10/3/2018	16,241	USD	238,879	ZAR	—	(637)
HSBC Holdings PLC	10/3/2018	232,032	ZAR	16,394	USD	—	—
HSBC Holdings PLC	11/2/2018	126,133	USD	174,294	AUD	—	(2)
HSBC Holdings PLC	11/2/2018	60,995	USD	78,788	CAD	—	(1)
HSBC Holdings PLC	11/2/2018	10,919	USD	10,636	CHF	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2018

HSBC Holdings PLC	11/2/2018	4,478	USD	99,295	CZK	—	—
HSBC Holdings PLC	11/2/2018	10,273	USD	65,787	DKK	—	—
HSBC Holdings PLC	11/2/2018	177,082	USD	152,093	EUR	—	(1)
HSBC Holdings PLC	11/2/2018	159,914	USD	122,463	GBP	—	(1)
HSBC Holdings PLC	11/2/2018	73,228	USD	572,770	HKD	—	(1)
HSBC Holdings PLC	11/2/2018	35,074	USD	285,264	NOK	—	—
HSBC Holdings PLC	11/2/2018	46,420	USD	70,007	NZD	—	(1)
HSBC Holdings PLC	11/2/2018	56,663	USD	502,652	SEK	—	(1)
HSBC Holdings PLC	11/2/2018	4,904	USD	30,078	TRY	—	(1)
HSBC Holdings PLC	11/5/2018	33,917	USD	122,080	ILS	257	—
HSBC Holdings PLC	11/5/2018	372,813	USD	42,243,068	JPY	—	(8)
HSBC Holdings PLC	11/5/2018	11,917	USD	224,025	MXN	—	—
HSBC Holdings PLC	11/5/2018	3,960	USD	14,587	PLN	—	—
HSBC Holdings PLC	11/5/2018	28,208	USD	38,514	SGD	—	—
HSBC Holdings PLC	11/5/2018	16,434	USD	233,613	ZAR	—	—
HSBC Holdings PLC	11/6/2018	10,725	USD	42,967	BRL	—	(8)
HSBC Holdings PLC	11/6/2018	1,665	USD	462,604	HUF	—	(1)
HSBC Holdings PLC	11/7/2018	7,438	USD	4,899,594	CLP	4	—
JP Morgan Chase Bank N.A.	10/3/2018	691,018,664	IDR	46,508	USD	—	(100)
JP Morgan Chase Bank N.A.	10/3/2018	60,052	USD	899,404,706	IDR	—	(351)
JP Morgan Chase Bank N.A.	10/4/2018	4,696,381	INR	64,757	USD	—	(25)
JP Morgan Chase Bank N.A.	10/4/2018	120,395,354	KRW	108,649	USD	—	(12)
JP Morgan Chase Bank N.A.	10/4/2018	85,946	USD	6,131,422	INR	1,435	—
JP Morgan Chase Bank N.A.	10/4/2018	140,725	USD	156,578,572	KRW	—	(563)
JP Morgan Chase Bank N.A.	11/5/2018	42,944	USD	642,017,104	IDR	—	(14)
JP Morgan Chase Bank N.A.	11/5/2018	57,927	USD	4,223,509	INR	3	—
JP Morgan Chase Bank N.A.	11/5/2018	108,655	USD	120,364,153	KRW	—	(27)
Morgan Stanley & Co. International	10/2/2018	669,566	PHP	12,383	USD	—	(5)
Morgan Stanley & Co. International	10/2/2018	16,252	USD	872,212	PHP	127	—
Morgan Stanley & Co. International	10/3/2018	63,798	MYR	15,461	USD	—	(41)
Morgan Stanley & Co. International	10/3/2018	212,530	MYR	51,430	USD	—	(58)
Morgan Stanley & Co. International	10/3/2018	2,750,780	THB	84,984	USD	—	(2)
Morgan Stanley & Co. International	10/3/2018	13,109,052	TWD	429,664	USD	169	—
Morgan Stanley & Co. International	10/3/2018	66,795	USD	276,328	MYR	2	—
Morgan Stanley & Co. International	10/3/2018	108,797	USD	3,561,120	THB	—	(1,220)
Morgan Stanley & Co. International	10/3/2018	554,658	USD	17,013,639	TWD	—	(3,203)
Morgan Stanley & Co. International	10/3/2018	51,000	ZAR	409,912	JPY	—	(5)
Morgan Stanley & Co. International	11/5/2018	49,891	USD	206,565	MYR	—	(22)
Morgan Stanley & Co. International	11/5/2018	86,101	USD	2,783,563	THB	21	—
Morgan Stanley & Co. International	11/5/2018	404,619	USD	12,312,556	TWD	—	(483)
Morgan Stanley & Co. International	11/6/2018	11,882	USD	645,040	PHP	—	(9)
Royal Bank of Canada	10/2/2018	181,031	AUD	130,987	USD	—	(2)
Royal Bank of Canada	10/2/2018	82,884	CAD	64,122	USD	1	—
Royal Bank of Canada	10/2/2018	10,622	CHF	10,874	USD	—	—
Royal Bank of Canada	10/2/2018	94,766	CZK	4,275	USD	—	(6)
Royal Bank of Canada	10/2/2018	67,753	DKK	10,553	USD	—	—
Royal Bank of Canada	10/2/2018	152,680	EUR	177,340	USD	—	(3)
Royal Bank of Canada	10/2/2018	123,151	GBP	160,593	USD	2	—
Royal Bank of Canada	10/2/2018	477,301	HUF	1,714	USD	—	—
Royal Bank of Canada	10/2/2018	210,853	MXN	11,276	USD	—	—
Royal Bank of Canada	10/2/2018	264,371	NOK	32,464	USD	1	—
Royal Bank of Canada	10/2/2018	69,143	NZD	45,839	USD	—	(1)
Royal Bank of Canada	10/2/2018	14,597	PLN	3,960	USD	—	—
Royal Bank of Canada	10/2/2018	505,986	SEK	56,895	USD	1	—
Royal Bank of Canada	10/2/2018	26,166	TRY	4,353	USD	—	—
Royal Bank of Canada	10/3/2018	42,498	BRL	10,642	USD	—	(1)
Royal Bank of Canada	10/3/2018	4,790,585	CLP	7,263	USD	—	—
Royal Bank of Canada	10/3/2018	619,903	HKD	79,223	USD	—	(1)
Royal Bank of Canada	10/3/2018	124,817	ILS	34,327	USD	—	(1)
Royal Bank of Canada	10/3/2018	41,956,218	JPY	369,409	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2018

Royal Bank of Canada	10/3/2018	39,140	SGD	28,646	USD	—	—
Royal Bank of Canada	10/3/2018	232,026	ZAR	16,394	USD	—	—
Royal Bank of Canada	11/2/2018	126,133	USD	174,294	AUD	—	(2)
Royal Bank of Canada	11/2/2018	60,995	USD	78,787	CAD	—	—
Royal Bank of Canada	11/2/2018	10,919	USD	10,636	CHF	—	—
Royal Bank of Canada	11/2/2018	4,478	USD	99,168	CZK	6	—
Royal Bank of Canada	11/2/2018	10,273	USD	65,786	DKK	—	—
Royal Bank of Canada	11/2/2018	177,082	USD	152,092	EUR	—	—
Royal Bank of Canada	11/2/2018	159,914	USD	122,465	GBP	—	(4)
Royal Bank of Canada	11/2/2018	73,228	USD	572,796	HKD	—	(4)
Royal Bank of Canada	11/2/2018	35,074	USD	285,273	NOK	—	(1)
Royal Bank of Canada	11/2/2018	46,420	USD	70,008	NZD	—	(1)
Royal Bank of Canada	11/2/2018	56,663	USD	502,665	SEK	—	(2)
Royal Bank of Canada	11/2/2018	4,904	USD	30,089	TRY	—	(3)
Royal Bank of Canada	11/5/2018	33,917	USD	123,006	ILS	2	—
Royal Bank of Canada	11/5/2018	372,813	USD	42,243,180	JPY	—	(8)
Royal Bank of Canada	11/5/2018	11,917	USD	224,031	MXN	—	—
Royal Bank of Canada	11/5/2018	3,960	USD	14,587	PLN	—	—
Royal Bank of Canada	11/5/2018	28,208	USD	38,515	SGD	—	(1)
Royal Bank of Canada	11/5/2018	16,434	USD	233,619	ZAR	—	(1)
Royal Bank of Canada	11/6/2018	10,733	USD	42,967	BRL	—	(1)
Royal Bank of Canada	11/6/2018	1,665	USD	462,600	HUF	1	—
Royal Bank of Canada	11/7/2018	7,434	USD	4,899,594	CLP	—	(1)
Societe Generale	10/2/2018	94,828	AUD	68,613	USD	—	—
Societe Generale	10/2/2018	43,418	CAD	33,590	USD	1	—
Societe Generale	10/2/2018	5,567	CHF	5,699	USD	—	—
Societe Generale	10/2/2018	49,765	CZK	2,242	USD	—	—
Societe Generale	10/2/2018	35,517	DKK	5,532	USD	—	—
Societe Generale	10/2/2018	79,978	EUR	92,895	USD	—	—
Societe Generale	10/2/2018	64,509	GBP	84,123	USD	—	—
Societe Generale	10/2/2018	250,068	HUF	898	USD	—	—
Societe Generale	10/2/2018	110,475	MXN	5,908	USD	—	—
Societe Generale	10/2/2018	138,493	NOK	17,007	USD	—	—
Societe Generale	10/2/2018	36,223	NZD	24,014	USD	—	—
Societe Generale	10/2/2018	7,652	PLN	2,076	USD	—	—
Societe Generale	10/2/2018	265,053	SEK	29,804	USD	—	—
Societe Generale	10/2/2018	13,709	TRY	2,282	USD	—	(1)
Societe Generale	10/3/2018	22,265	BRL	5,575	USD	—	—
Societe Generale	10/3/2018	2,509,357	CLP	3,804	USD	—	—
Societe Generale	10/3/2018	324,726	HKD	41,499	USD	—	—
Societe Generale	10/3/2018	65,393	ILS	17,984	USD	—	—
Societe Generale	10/3/2018	21,979,151	JPY	193,504	USD	14	—
Societe Generale	10/3/2018	20,506	SGD	15,008	USD	—	—
Societe Generale	10/3/2018	121,559	ZAR	8,590	USD	—	(1)
Societe Generale	11/2/2018	66,073	USD	91,305	AUD	—	(4)
Societe Generale	11/2/2018	31,952	USD	41,273	CAD	—	(1)
Societe Generale	11/2/2018	5,723	USD	5,575	CHF	—	—
Societe Generale	11/2/2018	2,347	USD	52,042	CZK	—	—
Societe Generale	11/2/2018	5,382	USD	34,466	DKK	—	—
Societe Generale	11/2/2018	92,758	USD	79,668	EUR	—	(1)
Societe Generale	11/2/2018	83,766	USD	64,147	GBP	1	—
Societe Generale	11/2/2018	38,359	USD	300,040	HKD	—	(1)
Societe Generale	11/2/2018	18,375	USD	149,447	NOK	—	—
Societe Generale	11/2/2018	24,318	USD	36,677	NZD	—	(1)
Societe Generale	11/2/2018	29,683	USD	263,312	SEK	—	—
Societe Generale	11/2/2018	2,570	USD	15,476	TRY	46	—
Societe Generale	11/5/2018	17,768	USD	64,439	ILS	1	—
Societe Generale	11/5/2018	195,286	USD	22,128,833	JPY	—	(14)
Societe Generale	11/5/2018	6,243	USD	117,363	MXN	—	—
Societe Generale	11/5/2018	2,076	USD	7,647	PLN	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2018

Societe Generale	11/5/2018	14,779	USD	20,179	SGD	—	—
Societe Generale	11/5/2018	8,610	USD	122,376	ZAR	1	—
Societe Generale	11/6/2018	5,623	USD	22,510	BRL	—	—
Societe Generale	11/6/2018	873	USD	242,538	HUF	—	—
Societe Generale	11/7/2018	3,891	USD	2,566,455	CLP	—	(4)
State Street Bank and Trust	10/2/2018	170,283	USD	235,466	AUD	—	(89)
State Street Bank and Trust	10/2/2018	83,359	USD	108,642	CAD	—	(692)
State Street Bank and Trust	10/2/2018	14,136	USD	13,639	CHF	173	—
State Street Bank and Trust	10/2/2018	5,558	USD	122,818	CZK	25	—
State Street Bank and Trust	10/2/2018	13,720	USD	87,720	DKK	57	—
State Street Bank and Trust	10/2/2018	230,542	USD	197,733	EUR	875	—
State Street Bank and Trust	10/2/2018	208,771	USD	160,440	GBP	—	(451)
State Street Bank and Trust	10/2/2018	2,228	USD	623,301	HUF	—	(10)
State Street Bank and Trust	10/2/2018	14,659	USD	281,526	MXN	—	(396)
State Street Bank and Trust	10/2/2018	42,203	USD	352,554	NOK	—	(1,091)
State Street Bank and Trust	10/2/2018	59,591	USD	89,817	NZD	47	—
State Street Bank and Trust	10/2/2018	5,148	USD	18,939	PLN	10	—
State Street Bank and Trust	10/2/2018	73,964	USD	674,299	SEK	—	(1,858)
State Street Bank and Trust	10/2/2018	5,659	USD	38,123	TRY	—	(683)
State Street Bank and Trust	10/3/2018	13,275	USD	54,852	BRL	—	(459)
State Street Bank and Trust	10/3/2018	9,123	USD	6,191,736	CLP	—	(264)
State Street Bank and Trust	10/3/2018	102,990	USD	808,002	HKD	—	(270)
State Street Bank and Trust	10/3/2018	44,626	USD	160,313	ILS	538	—
State Street Bank and Trust	10/3/2018	480,233	USD	53,142,727	JPY	12,331	—
State Street Bank and Trust	10/3/2018	37,240	USD	51,002	SGD	—	(88)
State Street Bank and Trust	10/3/2018	21,312	USD	313,517	ZAR	—	(840)
UBS AG	10/2/2018	224,132	AUD	162,174	USD	—	(3)
UBS AG	10/2/2018	102,614	CAD	79,389	USD	—	(2)
UBS AG	10/2/2018	13,150	CHF	13,463	USD	—	—
UBS AG	10/2/2018	117,490	CZK	5,293	USD	—	—
UBS AG	10/2/2018	83,887	DKK	13,066	USD	—	—
UBS AG	10/2/2018	189,031	EUR	219,564	USD	—	(4)
UBS AG	10/2/2018	152,474	GBP	198,830	USD	4	—
UBS AG	10/2/2018	590,917	HUF	2,122	USD	—	—
UBS AG	10/2/2018	261,047	MXN	13,960	USD	—	—
UBS AG	10/2/2018	327,318	NOK	40,194	USD	1	—
UBS AG	10/2/2018	85,605	NZD	56,753	USD	—	(1)
UBS AG	10/2/2018	202,646	PHP	3,720	USD	26	—
UBS AG	10/2/2018	18,073	PLN	4,903	USD	—	—
UBS AG	10/2/2018	626,467	SEK	70,442	USD	1	—
UBS AG	10/2/2018	32,399	TRY	5,390	USD	—	—
UBS AG	10/2/2018	170,283	USD	235,479	AUD	—	(98)
UBS AG	10/2/2018	83,359	USD	108,641	CAD	—	(692)
UBS AG	10/2/2018	14,136	USD	13,639	CHF	173	—
UBS AG	10/2/2018	5,558	USD	122,811	CZK	25	—
UBS AG	10/2/2018	13,720	USD	87,718	DKK	57	—
UBS AG	10/2/2018	230,542	USD	197,735	EUR	873	—
UBS AG	10/2/2018	208,771	USD	160,442	GBP	—	(453)
UBS AG	10/2/2018	2,228	USD	623,370	HUF	—	(11)
UBS AG	10/2/2018	14,659	USD	281,526	MXN	—	(396)
UBS AG	10/2/2018	42,203	USD	352,546	NOK	—	(1,090)
UBS AG	10/2/2018	59,591	USD	89,818	NZD	46	—
UBS AG	10/2/2018	5,148	USD	18,940	PLN	10	—
UBS AG	10/2/2018	73,964	USD	674,340	SEK	—	(1,862)
UBS AG	10/2/2018	5,659	USD	38,157	TRY	—	(689)
UBS AG	10/3/2018	52,617	BRL	13,143	USD	31	—
UBS AG	10/3/2018	5,931,201	CLP	8,991	USD	2	—
UBS AG	10/3/2018	767,490	HKD	98,085	USD	—	(2)
UBS AG	10/3/2018	208,386,042	IDR	13,972	USD	23	—
UBS AG	10/3/2018	154,539	ILS	42,501	USD	—	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2018

UBS AG	10/3/2018	51,946,488	JPY	457,364	USD	6	—
UBS AG	10/3/2018	48,460	SGD	35,467	USD	1	—
UBS AG	10/3/2018	810,340	THB	24,978	USD	56	—
UBS AG	10/3/2018	3,904,587	TWD	127,299	USD	728	—
UBS AG	10/3/2018	13,270	USD	54,852	BRL	—	(464)
UBS AG	10/3/2018	9,135	USD	6,191,736	CLP	—	(252)
UBS AG	10/3/2018	102,990	USD	807,999	HKD	—	(270)
UBS AG	10/3/2018	44,626	USD	160,309	ILS	539	—
UBS AG	10/3/2018	480,233	USD	53,142,487	JPY	12,333	—
UBS AG	10/3/2018	37,240	USD	51,004	SGD	—	(90)
UBS AG	10/3/2018	21,312	USD	313,525	ZAR	—	(840)
UBS AG	10/3/2018	287,268	ZAR	20,297	USD	—	—
UBS AG	10/4/2018	1,435,041	INR	19,687	USD	93	—
UBS AG	10/4/2018	36,183,218	KRW	32,335	USD	314	—
UBS AG	11/2/2018	156,165	USD	215,792	AUD	—	(3)
UBS AG	11/2/2018	75,518	USD	97,546	CAD	—	—
UBS AG	11/2/2018	13,519	USD	13,169	CHF	—	—
UBS AG	11/2/2018	5,544	USD	122,942	CZK	—	(1)
UBS AG	11/2/2018	12,719	USD	81,450	DKK	—	—
UBS AG	11/2/2018	219,244	USD	188,307	EUR	—	(4)
UBS AG	11/2/2018	197,989	USD	151,625	GBP	—	(8)
UBS AG	11/2/2018	90,663	USD	709,162	HKD	—	(3)
UBS AG	11/2/2018	43,425	USD	353,198	NOK	—	(2)
UBS AG	11/2/2018	57,473	USD	86,676	NZD	—	—
UBS AG	11/2/2018	70,155	USD	622,357	SEK	—	(3)
UBS AG	11/2/2018	6,072	USD	37,252	TRY	—	(3)
UBS AG	11/5/2018	41,993	USD	152,300	ILS	1	—
UBS AG	11/5/2018	461,578	USD	52,303,157	JPY	—	(29)
UBS AG	11/5/2018	14,754	USD	277,377	MXN	—	(1)
UBS AG	11/5/2018	4,903	USD	18,062	PLN	—	—
UBS AG	11/5/2018	34,925	USD	47,687	SGD	—	(2)
UBS AG	11/5/2018	20,347	USD	289,244	ZAR	—	(1)
UBS AG	11/6/2018	13,256	USD	53,198	BRL	—	(33)
UBS AG	11/6/2018	2,061	USD	572,608	HUF	—	(1)
UBS AG	11/7/2018	9,203	USD	6,066,164	CLP	—	(3)

						$72,013	$(54,121)

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli New shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 4.6%
Altium Ltd.	1,462	$28,921
ARB Corp., Ltd.	1,061	14,709
Bapcor Ltd.	5,223	28,948
Beach Energy Ltd.	26,104	40,419
Blackmores Ltd.(a)	199	19,067
Breville Group Ltd.	2,345	22,193
Brickworks Ltd.	3,691	46,789
Cleanaway Waste Management Ltd.	14,881	20,242
Corporate Travel Management Ltd.	917	20,257
Costa Group Holdings Ltd.	3,551	18,319
CSR Ltd.	15,737	42,927
Event Hospitality and Entertainment Ltd.	1,360	14,564
Fairfax Media Ltd.	54,760	32,688
G8 Education Ltd.(a)	8,654	12,523
Genworth Mortgage Insurance Australia Ltd.(a)	10,584	18,839
GrainCorp Ltd. Class A	4,465	25,522
IDP Education Ltd.	3,266	24,364
Inghams Group Ltd.(a)	6,700	18,809
IRESS Ltd.	3,672	33,795
Metcash Ltd.	9,854	21,390
Monadelphous Group Ltd.	1,713	19,930
MYOB Group Ltd.	11,474	25,072
Navitas Ltd.(a)	5,069	16,395
New Hope Corp., Ltd.	9,045	25,851
NIB Holdings Ltd.	3,778	15,991
Nufarm Ltd.	3,808	18,460
OZ Minerals Ltd.	5,127	34,611
Pact Group Holdings Ltd.	6,070	16,338
Perpetual Ltd.	681	20,976
Premier Investments Ltd.	1,873	25,071
Primary Health Care Ltd.	6,819	14,999
Regis Resources Ltd.	10,807	29,088
Reliance Worldwide Corp., Ltd.	5,599	20,945
St Barbara Ltd.	6,772	17,101
Super Retail Group Ltd.	4,686	30,074
Technology One Ltd.	4,275	17,260
Vocus Group Ltd.*	20,583	48,849

Total Australia		902,296

Austria - 0.1%
S IMMO AG	727	14,524

Belgium - 0.1%
Econocom Group S.A./N.V.(a)	673	2,189
Euronav N.V.	3,146	27,186

Total Belgium		29,375

Brazil - 0.3%
Cia de Saneamento de Minas Gerais-COPASA	742	7,235
Cia Hering	3,082	13,714
Ez Tec Empreendimentos e Participacoes S.A.	3,469	14,593
MRV Engenharia e Participacoes S.A.	6,618	20,367

Total Brazil		55,909

Canada - 2.4%
Boralex, Inc. Class A	700	9,764
CES Energy Solutions Corp.(a)	1,926	6,347
Cineplex, Inc.	1,700	46,031
EnerCare, Inc.	2,606	58,346
Enerflex Ltd.	900	11,509
Enghouse Systems Ltd.	171	10,857
Hudson’s Bay Co.	1,299	9,748
Innergex Renewable Energy, Inc.	2,000	20,084
Laurentian Bank of Canada	468	15,424
Mullen Group Ltd.	1,792	21,280
North West Co., Inc. (The)	1,421	30,913
OceanaGold Corp.	3,327	10,038
Pason Systems, Inc.	1,073	16,262
Russel Metals, Inc.	1,880	38,979
Secure Energy Services, Inc.	2,244	14,687
ShawCor Ltd.	900	17,191
Sleep Country Canada Holdings, Inc.(b)	400	8,925
Superior Plus Corp.	3,492	34,255
TransAlta Corp.	6,927	38,960
Transcontinental, Inc. Class A	900	15,945
Westshore Terminals Investment Corp.	1,483	30,794

Total Canada		466,339

Chile - 0.3%
Inversiones Aguas Metropolitanas S.A.	9,050	13,425
Ripley Corp. S.A.	19,874	18,525
Vina Concha y Toro S.A.	11,459	22,890

Total Chile		54,840

China - 1.9%
BAIC Motor Corp., Ltd. Class H(b)	20,500	16,426
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	10,000	20,166
China Communications Services Corp., Ltd. Class H	34,000	31,328
China National Building Material Co., Ltd. Class H	26,000	23,093
China SCE Group Holdings Ltd.	23,000	8,877
China Travel International Investment Hong Kong Ltd.	54,000	17,391
Chongqing Rural Commercial Bank Co., Ltd. Class H	25,000	13,674
Fuyao Glass Industry Group Co., Ltd. Class H(b)	6,400	23,269
Golden Eagle Retail Group Ltd.	10,000	10,876
Huabao International Holdings Ltd.	18,000	9,662
Huaneng Renewables Corp., Ltd. Class H	42,000	12,506
Jiangsu Expressway Co., Ltd. Class H	24,000	30,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2018

Investments	Shares	Value
Luye Pharma Group Ltd.(a)(b)	18,500	$16,597
Red Star Macalline Group Corp., Ltd. Class H(b)	12,400	11,901
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	15,806
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	6,900	17,248
Shougang Fushan Resources Group Ltd.	108,000	24,016
Tianneng Power International Ltd.	12,000	10,597
Times China Holdings Ltd.	9,000	9,615
Yanzhou Coal Mining Co., Ltd. Class H	12,000	13,909
Yuexiu Transport Infrastructure Ltd.	22,000	17,460
Zijin Mining Group Co., Ltd. Class H	58,000	22,311

Total China		377,522

Czech Republic - 0.1%
Moneta Money Bank AS(b)	6,884	25,338

Denmark - 0.4%
Alm Brand A/S	1,976	16,896
Scandinavian Tobacco Group A/S Class A(b)	2,366	36,299
Spar Nord Bank A/S	1,819	16,886

Total Denmark		70,081

Finland - 0.3%
Ramirent Oyj	2,934	23,718
Sanoma Oyj	2,027	19,953
Uponor Oyj	1,297	16,963

Total Finland		60,634

France - 0.4%
Coface S.A.	1,355	12,858
IPSOS	634	19,411
Neopost S.A.	1,661	50,508

Total France		82,777

Germany - 1.2%
BayWa AG	508	16,934
Bilfinger SE	728	36,766
ElringKlinger AG	1,550	17,211
Indus Holding AG	480	29,827
Jenoptik AG	251	9,253
Kloeckner & Co. SE	1,257	14,549
Pfeiffer Vacuum Technology AG	176	26,146
Takkt AG	912	14,449
TLG Immobilien AG	1,184	30,915
VTG AG	305	18,669
Washtec AG	191	16,772

Total Germany		231,491

Hong Kong - 0.7%
China Water Affairs Group Ltd.	8,000	8,966
CP Pokphand Co., Ltd.	254,000	22,723
Hong Kong Aircraft Engineering Co., Ltd.	2,800	24,977
Kowloon Development Co., Ltd.	31,000	33,397
Stella International Holdings Ltd.	14,000	12,506
Television Broadcasts Ltd.	10,700	30,425

Total Hong Kong		132,994

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	9,191	13,202

Indonesia - 0.3%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	67,100	9,141
Indah Kiat Pulp & Paper Corp. Tbk PT	2,800	3,260
Indo Tambangraya Megah Tbk PT	12,500	21,684
Japfa Comfeed Indonesia Tbk PT	119,100	16,385
Summarecon Agung Tbk PT	48,900	2,149
Waskita Karya Persero Tbk PT	22,800	2,601

Total Indonesia		55,220

Ireland - 0.3%
C&C Group PLC	9,547	36,704
Greencore Group PLC	8,632	20,836
Irish Continental Group PLC	1,927	11,639

Total Ireland		69,179

Israel - 1.2%
Amot Investments Ltd.	5,798	30,615
First International Bank of Israel Ltd.	1,245	28,107
Gazit-Globe Ltd.	3,342	30,468
Harel Insurance Investments & Financial Services Ltd.	5,453	41,930
Oil Refineries Ltd.	85,669	42,691
Shapir Engineering and Industry Ltd.	8,207	28,912
Shufersal Ltd.	3,867	24,779

Total Israel		227,502

Italy - 1.0%
Banca Popolare di Sondrio SCPA	4,947	18,881
CIR-Compagnie Industriali Riunite SpA	12,516	14,290
Ei Towers SpA	385	25,400
Maire Tecnimont SpA	3,249	14,634
MARR SpA	1,531	44,919
Piaggio & C. SpA	3,783	8,661
RAI Way SpA(b)	4,859	24,691
Salini Impregilo SpA(a)	4,049	9,980
Societa Cattolica di Assicurazioni SC	1,608	13,840
Technogym SpA(b)	922	11,319

Total Italy		186,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2018

Investments	Shares	Value
Japan - 13.1%
Adastria Co., Ltd.	700	$9,355
ADEKA Corp.	1,800	30,902
Alpine Electronics, Inc.	800	15,037
Amano Corp.	1,200	25,081
Anritsu Corp.	1,500	24,722
AOKI Holdings, Inc.(a)	2,100	28,712
Aoyama Trading Co., Ltd.	1,400	43,016
Arcs Co., Ltd.	800	21,693
ASKUL Corp.(a)	600	18,013
Autobacs Seven Co., Ltd.	1,700	29,185
Benefit One, Inc.	600	19,598
Capcom Co., Ltd.	1,400	35,535
Ci:z Holdings Co., Ltd.	400	14,808
Cocokara fine, Inc.	300	19,254
Cosmo Energy Holdings Co., Ltd.	900	37,003
Daikyo, Inc.	800	16,284
Daikyonishikawa Corp.	700	8,092
Daio Paper Corp.	1,100	15,727
Daishi Bank Ltd. (The)	400	17,361
DCM Holdings Co., Ltd.	2,600	23,646
Dip Corp.	600	14,527
Doutor Nichires Holdings Co., Ltd.	600	11,146
Exedy Corp.	1,200	39,776
Fancl Corp.	800	39,301
Fujitec Co., Ltd.	1,000	13,409
Fukuyama Transporting Co., Ltd.	500	21,636
GMO Internet, Inc.	600	10,470
Hanwa Co., Ltd.	700	23,295
Hazama Ando Corp.	2,900	22,136
Heiwa Corp.	2,400	53,542
Heiwado Co., Ltd.	600	16,111
Hogy Medical Co., Ltd.(a)	300	10,354
Hokuetsu Corp.	2,500	13,624
Hyakugo Bank Ltd. (The)	3,200	12,931
Inaba Denki Sangyo Co., Ltd.	400	17,678
Itochu Enex Co., Ltd.	1,500	15,174
Iwatani Corp.	500	17,806
Japan Aviation Electronics Industry Ltd.	1,000	16,851
Japan Steel Works Ltd. (The)	200	4,870
Juroku Bank Ltd. (The)	600	15,271
Kanematsu Corp.	1,300	19,571
Keihin Corp.	900	18,620
Keiyo Bank Ltd. (The)	1,700	14,308
Kintetsu World Express, Inc.	800	15,340
Komeri Co., Ltd.	500	11,687
Kumagai Gumi Co., Ltd.	600	16,613
KYB Corp.	300	13,444
Kyoritsu Maintenance Co., Ltd.(a)	500	21,152
Leopalace21 Corp.	2,500	13,932
Life Corp.	500	12,810
Macnica Fuji Electronics Holdings, Inc.	200	3,534
Makino Milling Machine Co., Ltd.	300	12,810
Maruha Nichiro Corp.	400	14,756
Matsui Securities Co., Ltd.(a)	3,300	34,689
Megmilk Snow Brand Co., Ltd.	500	12,849
Meitec Corp.	600	28,895
Mitsubishi Shokuhin Co., Ltd.	500	13,360
Mitsui E&S Holdings Co., Ltd.*	300	5,388
Mochida Pharmaceutical Co., Ltd.	500	41,335
Nachi-Fujikoshi Corp.	200	9,843
NEC Networks & System Integration Corp.	800	18,552
Nichias Corp.	900	23,414
Nihon Kohden Corp.	600	19,017
Nihon Unisys Ltd.	1,500	38,720
Nikkon Holdings Co., Ltd.	1,200	31,124
Nippon Flour Mills Co., Ltd.	3,000	52,903
Nippon Gas Co., Ltd.	300	14,976
Nippon Light Metal Holdings Co., Ltd.	10,500	23,480
Nippon Steel & Sumikin Bussan Corp.	800	40,146
Nippon Suisan Kaisha Ltd.	2,300	14,984
Nishi-Nippon Financial Holdings, Inc.	2,100	24,294
Nishi-Nippon Railroad Co., Ltd.	600	16,243
Nishimatsu Construction Co., Ltd.	1,100	27,852
Nissan Shatai Co., Ltd.	1,500	13,536
Nisshin Steel Co., Ltd.	1,800	27,004
Nissin Electric Co., Ltd.	1,800	16,386
Nissin Kogyo Co., Ltd.	800	13,474
Noevir Holdings Co., Ltd.	700	38,148
Obara Group, Inc.	300	14,474
Okamura Corp.	1,300	17,397
Okasan Securities Group, Inc.(a)	3,500	18,026
OKUMA Corp.	300	16,666
Okumura Corp.	1,000	31,386
Onward Holdings Co., Ltd.	4,000	26,799
Paramount Bed Holdings Co., Ltd.	300	14,791
Parco Co., Ltd.	1,300	14,535
Penta-Ocean Construction Co., Ltd.	2,900	19,327
Rengo Co., Ltd.	300	2,559
Resorttrust, Inc.	1,600	26,384
Round One Corp.	700	9,275
Ryosan Co., Ltd.	600	21,816
Sanrio Co., Ltd.(a)	600	12,165
Seiren Co., Ltd.	700	11,870
Senko Group Holdings Co., Ltd.	2,900	24,153
Ship Healthcare Holdings, Inc.	400	15,477
SKY Perfect JSAT Holdings, Inc.	9,700	46,798
Starts Corp., Inc.	700	15,450
Sumitomo Bakelite Co., Ltd.	300	13,497
T-Gaia Corp.	1,500	39,143
Tadano Ltd.	1,600	18,608
Taiyo Holdings Co., Ltd.	400	15,442
Taiyo Yuden Co., Ltd.	900	20,237
Takara Holdings, Inc.	1,800	26,465
Takasago Thermal Engineering Co., Ltd.	1,000	18,101
TechnoPro Holdings, Inc.	400	24,827
Toagosei Co., Ltd.	1,100	12,696
Toho Holdings Co., Ltd.(a)	800	21,235
TOKAI Holdings Corp.	3,000	30,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2018

Investments	Shares	Value
Tokai Rika Co., Ltd.	1,500	$31,694
Tokai Tokyo Financial Holdings, Inc.	3,800	21,880
Tokyo Ohka Kogyo Co., Ltd.	400	11,868
Tokyo Seimitsu Co., Ltd.	600	15,594
Topcon Corp.	600	10,956
Toppan Forms Co., Ltd.	1,600	15,382
Topre Corp.	500	12,651
Toshiba Plant Systems & Services Corp.	1,000	21,376
Toyo Ink SC Holdings Co., Ltd.	900	23,850
Toyobo Co., Ltd.	800	13,579
Trusco Nakayama Corp.	500	13,844
Tsubakimoto Chain Co.	700	32,416
UACJ Corp.	200	4,791
United Arrows Ltd.	400	17,045
United Super Markets Holdings, Inc.	1,600	19,918
Ushio, Inc.	1,300	17,832
Valor Holdings Co., Ltd.	900	20,823
Yoshinoya Holdings Co., Ltd.	1,200	19,038

Total Japan		2,556,367

Malaysia - 0.4%
Alliance Bank Malaysia Bhd	14,000	14,141
Malakoff Corp. Bhd	91,700	19,388
QL Resources Bhd	20,000	33,007
Top Glove Corp. Bhd	8,100	20,864

Total Malaysia		87,400

Mexico - 0.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	5,699	40,672
Macquarie Mexico Real Estate Management S.A. de C.V.*	16,496	19,743
Megacable Holdings S.A.B. de C.V. Series CPO	3,599	18,531
Regional S.A.B. de C.V.	2,030	12,786

Total Mexico		91,732

Netherlands - 1.1%
Arcadis N.V.(a)	1,431	23,951
Corbion N.V.	1,112	36,164
Flow Traders(b)	524	15,398
ForFarmers N.V.	875	9,909
Intertrust N.V.(b)	2,072	38,386
PostNL N.V.	13,639	48,792
Rhi Magnesita N.V.	462	28,736
Van Lanschot Kempen N.V.	478	12,631

Total Netherlands		213,967

New Zealand - 1.7%
Chorus Ltd.	14,702	47,369
EBOS Group Ltd.	2,655	39,533
Genesis Energy Ltd.	47,508	81,416
Infratil Ltd.	16,970	40,107
Kiwi Property Group Ltd.	30,152	27,785
Mainfreight Ltd.	627	12,557
SKYCITY Entertainment Group Ltd.	21,606	57,438
Trade Me Group Ltd.	7,738	26,778

Total New Zealand		332,983

Norway - 1.2%
Atea ASA*	3,200	51,871
Borregaard ASA	2,261	23,156
Grieg Seafood ASA	2,774	36,620
Kongsberg Gruppen ASA	1,874	36,084
Ocean Yield ASA	5,654	46,241
Veidekke ASA	4,127	45,054

Total Norway		239,026

Philippines - 0.1%
D&L Industries, Inc.	57,600	10,501

Poland - 0.1%
Asseco Poland S.A.	1,724	22,291

Portugal - 0.8%
Altri, SGPS, S.A.	5,282	50,676
Corticeira Amorim, SGPS, S.A.	1,305	17,431
REN - Redes Energeticas Nacionais, SGPS, S.A.	15,344	43,308
Semapa-Sociedade de Investimento e Gestao	2,012	40,008

Total Portugal		151,423

Russia - 0.0%
TMK PAO PJSC GDR Reg S	424	1,755

Singapore - 1.2%
Bukit Sembawang Estates Ltd.(a)	3,600	15,203
GuocoLand Ltd.	13,800	19,089
Ho Bee Land Ltd.	7,300	13,624
IGG, Inc.	18,000	22,428
Keppel Infrastructure Trust	114,300	41,409
M1 Ltd.	36,600	56,520
Raffles Medical Group Ltd.	24,700	20,427
United Engineers Ltd.	13,800	26,765
Wheelock Properties Singapore Ltd.	11,600	17,913

Total Singapore		233,378

South Africa - 0.6%
African Rainbow Minerals Ltd.	2,043	18,564
Barloworld Ltd.	2,525	21,977
Coronation Fund Managers Ltd.	4,886	18,607
EOH Holdings Ltd.	692	1,844
Hyprop Investments Ltd.	3,507	22,874
Pioneer Foods Group Ltd.	1,771	11,514
Tsogo Sun Holdings Ltd.	15,473	22,305

Total South Africa		117,685

South Korea - 0.8%
Cheil Worldwide, Inc.	1,037	20,240
Grand Korea Leisure Co., Ltd.	837	18,826
Hyundai Department Store Co., Ltd.	285	25,539
Hyundai Elevator Co., Ltd.	36	3,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2018

Investments	Shares	Value
KEPCO Plant Service & Engineering Co., Ltd.	238	$7,295
LIG Nex1 Co., Ltd.	104	3,249
LOTTE Himart Co., Ltd.	302	18,159
LS Industrial Systems Co., Ltd.	474	31,878
Paradise Co., Ltd.	257	4,854
SKC Co., Ltd.	498	19,148

Total South Korea		152,806

Spain - 1.0%
Almirall S.A.	2,270	45,640
Construcciones y Auxiliar de Ferrocarriles S.A.	294	12,242
Ence Energia y Celulosa S.A.	3,927	39,911
Euskaltel S.A.(b)	3,941	31,012
Parques Reunidos Servicios Centrales SAU(b)	1,180	15,761
Tecnicas Reunidas S.A.(a)	1,684	51,853

Total Spain		196,419

Sweden - 2.0%
AddTech AB Class B	1,106	23,580
AF AB Class B	632	14,597
Ahlstrom-Munksjo Oyj	1,370	26,256
Attendo AB(b)	1,061	9,968
Betsson AB*	4,319	33,257
Bilia AB Class A	2,612	21,308
Bonava AB Class B	1,702	24,439
Bravida Holding AB(b)	2,018	16,542
Clas Ohlson AB Class B(a)	628	5,106
Hemfosa Fastigheter AB	2,506	34,519
Kungsleden AB	2,887	21,231
Mycronic AB(a)	1,555	16,270
NetEnt AB*	1,697	6,876
Nobia AB	3,712	26,254
Nolato AB Class B	253	15,590
Paradox Interactive AB	692	12,061
Ratos AB Class B	3,099	11,290
Resurs Holding AB(b)	2,226	16,658
Scandic Hotels Group AB(b)	1,573	17,661
Wihlborgs Fastigheter AB	2,332	28,037

Total Sweden		381,500

Switzerland - 0.5%
ALSO Holding AG Registered Shares*	95	11,962
Bobst Group S.A. Registered Shares	147	11,558
Bossard Holding AG Registered Shares Class A	46	9,174
Huber + Suhner AG Registered Shares	279	20,965
Implenia AG Registered Shares	182	11,580
Oriflame Holding AG	1,347	34,443

Total Switzerland		99,682

Taiwan - 3.0%
Accton Technology Corp.	7,000	19,487
Acer, Inc.*	37,000	30,598
Chicony Electronics Co., Ltd.	12,301	24,898
Chroma ATE, Inc.	3,000	14,394
CTCI Corp.	10,000	16,081
Elite Material Co., Ltd.	2,000	5,633
Giant Manufacturing Co., Ltd.	5,000	21,452
Highwealth Construction Corp.	10,000	15,852
Hota Industrial Manufacturing Co., Ltd.	2,000	8,646
Kenda Rubber Industrial Co., Ltd.	12,000	11,987
King Yuan Electronics Co., Ltd.	24,000	16,035
King’s Town Bank	21,000	21,115
LCY Chemical Corp.	14,000	23,797
Merry Electronics Co., Ltd.	3,000	13,608
Micro-Star International Co., Ltd.	15,000	40,530
Qisda Corp.	37,000	24,176
Radiant Opto-Electronics Corp.	12,000	27,118
Realtek Semiconductor Corp.	12,000	53,450
Synnex Technology International Corp.	38,700	49,368
Taiwan Paiho Ltd.	2,000	3,970
Taiwan Secom Co., Ltd.	12,000	34,664
Teco Electric and Machinery Co., Ltd.	24,000	17,411
Tong Yang Industry Co., Ltd.	6,000	8,293
Transcend Information, Inc.	8,000	18,341
Tripod Technology Corp.	6,000	16,369
Walsin Lihwa Corp.	51,000	34,325
Wan Hai Lines Ltd.	22,000	12,033

Total Taiwan		583,631

Thailand - 0.6%
Bangchak Corp. PCL NVDR	29,300	31,937
Hana Microelectronics PCL	8,900	10,870
Hana Microelectronics PCL NVDR	13,100	16,000
Jasmine International PCL NVDR	93,900	16,115
Kiatnakin Bank PCL NVDR	7,800	18,149
TTW PCL NVDR	53,400	20,145

Total Thailand		113,216

Turkey - 0.2%
Soda Sanayii AS	13,567	15,651
TAV Havalimanlari Holding AS	4,631	24,113

Total Turkey		39,764

United Kingdom - 5.5%
AA PLC	13,975	17,677
Ascential PLC	4,400	23,984
Big Yellow Group PLC	2,289	27,402
Bovis Homes Group PLC	2,868	40,112
Card Factory PLC	14,813	38,247
Coats Group PLC	6,578	7,068
Computacenter PLC	2,365	39,044
Cranswick PLC	445	19,637
Crest Nicholson Holdings PLC	7,480	34,160
Dairy Crest Group PLC	3,159	18,834
Dignity PLC	621	8,252
Diploma PLC	1,124	20,755
Drax Group PLC	6,212	31,447
Dunelm Group PLC	4,249	30,309
Elementis PLC	12,768	44,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2018

Investments	Shares	Value
Essentra PLC	5,529	$29,201
esure Group PLC	6,050	21,901
FDM Group Holdings PLC	1,291	16,330
Galliford Try PLC	3,249	42,835
Genus PLC	634	19,760
Go-Ahead Group PLC (The)	1,472	30,847
Greggs PLC	1,430	19,674
Hill & Smith Holdings PLC	1,113	14,311
Ibstock PLC(b)	7,683	23,605
J D Wetherspoon PLC	1,495	25,461
James Halstead PLC	2,820	15,261
John Laing Group PLC(b)	5,914	24,093
Just Group PLC	8,579	9,890
Kier Group PLC	721	8,514
Marshalls PLC	3,197	17,293
McCarthy & Stone PLC(b)	12,688	22,204
Millennium & Copthorne Hotels PLC	1,934	13,140
Morgan Advanced Materials PLC	6,625	28,700
OneSavings Bank PLC	2,213	11,722
Pets at Home Group PLC(a)	12,036	18,741
Polypipe Group PLC	3,345	15,538
QinetiQ Group PLC	10,605	39,580
Safestore Holdings PLC	3,255	22,115
Savills PLC	1,655	16,856
Senior PLC	5,578	22,709
Stagecoach Group PLC	13,475	27,500
Superdry PLC	1,182	16,740
TBC Bank Group PLC	524	11,507
Ted Baker PLC	553	16,687
Telecom Plus PLC	1,117	15,178
Ultra Electronics Holdings PLC	1,289	26,693
Virgin Money Holdings UK PLC	3,314	16,582

Total United Kingdom		1,062,818

United States - 48.7%
1st Source Corp.	427	22,469
AAON, Inc.	1,007	38,065
AAR Corp.	702	33,619
Acushnet Holdings Corp.	3,435	94,222
ADTRAN, Inc.	1,702	30,040
Advanced Drainage Systems, Inc.	618	19,096
Agree Realty Corp.	1,435	76,227
Alamo Group, Inc.	127	11,634
Albany International Corp. Class A	787	62,567
Altra Industrial Motion Corp.	838	34,609
American Assets Trust, Inc.	1,749	65,220
American States Water Co.	1,386	84,740
Ameris Bancorp	398	18,189
AMERISAFE, Inc.	1,503	93,111
Apogee Enterprises, Inc.	786	32,478
Arch Coal, Inc. Class A	526	47,024
Artisan Partners Asset Management, Inc. Class A	4,074	131,998
Atrion Corp.	28	19,454
AZZ, Inc.	315	15,908
Badger Meter, Inc.	651	34,470
BancFirst Corp.	568	34,052
Beneficial Bancorp, Inc.	1,483	25,063
Berkshire Hills Bancorp, Inc.	930	37,851
Bloomin’ Brands, Inc.	4,149	82,109
Boston Private Financial Holdings, Inc.	2,757	37,633
Brady Corp. Class A	2,214	96,862
Brinker International, Inc.	4,791	223,883
Brookline Bancorp, Inc.	2,118	35,371
Calavo Growers, Inc.	501	48,397
Caleres, Inc.	1,114	39,948
California Water Service Group	1,850	79,365
Callaway Golf Co.	911	22,128
CareTrust REIT, Inc.	3,411	60,409
CBL & Associates Properties, Inc.(a)	23,720	94,643
CenterState Bank Corp.	566	15,876
Cheesecake Factory, Inc. (The)	2,644	141,560
Chesapeake Lodging Trust	4,291	137,612
Chesapeake Utilities Corp.	515	43,209
Chico’s FAS, Inc.	12,776	110,768
City Holding Co.	458	35,174
Clearway Energy, Inc. Class C	7,134	137,329
Coca-Cola Bottling Co. Consolidated	82	14,947
Cohen & Steers, Inc.	1,995	81,017
Comfort Systems USA, Inc.	778	43,879
CONMED Corp.	924	73,199
Consolidated Communications Holdings, Inc.	9,710	126,618
Cooper Tire & Rubber Co.	1,374	38,884
Core-Mark Holding Co., Inc.	569	19,323
Covanta Holding Corp.	17,440	283,400
CSG Systems International, Inc.	793	31,831
Cubic Corp.	346	25,275
Dillard’s, Inc. Class A(a)	409	31,223
DSW, Inc. Class A	6,007	203,517
Employers Holdings, Inc.	420	19,026
EnPro Industries, Inc.	521	37,997
Ensign Group, Inc. (The)	654	24,800
ESCO Technologies, Inc.	408	27,764
Exponent, Inc.	1,176	63,034
FBL Financial Group, Inc. Class A	1,200	90,300
Federal Signal Corp.	1,674	44,830
First Busey Corp.	1,040	32,292
First Commonwealth Financial Corp.	2,640	42,610
First Financial Bancorp	1,911	56,757
First Interstate BancSystem, Inc. Class A	796	35,661
Forward Air Corp.	722	51,767
Four Corners Property Trust, Inc.	2,942	75,580
Franklin Street Properties Corp.	3,725	29,763
Getty Realty Corp.	1,841	52,579
Global Net Lease, Inc.	4,000	83,400
Government Properties Income Trust	5,981	67,525
Greenbrier Cos., Inc. (The)	1,070	64,307
Greif, Inc. Class A	1,602	85,963
Group 1 Automotive, Inc.	698	45,300
Guess?, Inc.	9,817	221,864
Heartland Financial USA, Inc.	339	19,679
HFF, Inc. Class A	1,708	72,556
HNI Corp.	2,481	109,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2018

Investments	Shares	Value
Horace Mann Educators Corp.	1,285	$57,697
Independent Bank Group, Inc.	233	15,448
Innospec, Inc.	672	51,576
Insperity, Inc.	1,268	149,561
Inter Parfums, Inc.	1,070	68,961
Interface, Inc.	1,698	39,648
Kadant, Inc.	220	23,727
Kaiser Aluminum Corp.	706	76,996
Kaman Corp.	939	62,706
Kearny Financial Corp.	810	11,219
Kite Realty Group Trust	6,529	108,708
La-Z-Boy, Inc.	1,186	37,478
Lakeland Financial Corp.	516	23,984
LegacyTexas Financial Group, Inc.	914	38,936
LTC Properties, Inc.	2,460	108,511
ManTech International Corp. Class A	1,022	64,693
Marten Transport Ltd.	595	12,525
Matson, Inc.	1,711	67,824
MDC Holdings, Inc.	3,382	100,040
Methode Electronics, Inc.	682	24,688
Mobile Mini, Inc.	1,738	76,211
Moelis & Co. Class A	980	53,704
Monmouth Real Estate Investment Corp.	3,690	61,697
Monro, Inc.	1,047	72,871
Multi-Color Corp.	163	10,147
National Storage Affiliates Trust	2,331	59,301
NBT Bancorp, Inc.	1,316	50,508
Neenah, Inc.	650	56,095
Nelnet, Inc. Class A	437	24,983
NIC, Inc.	7,107	105,184
Northwest Bancshares, Inc.	4,125	71,445
Northwest Natural Holding Co.	1,572	105,167
Nutrisystem, Inc.	426	15,783
Otter Tail Corp.	2,174	104,135
Owens & Minor, Inc.	4,970	82,104
Oxford Industries, Inc.	685	61,787
Park National Corp.	611	64,497
Plantronics, Inc.	1,076	64,883
Primoris Services Corp.	926	22,983
Progress Software Corp.	1,243	43,865
Provident Financial Services, Inc.	2,140	52,537
Quaker Chemical Corp.	276	55,810
Raven Industries, Inc.	1,201	54,946
Red Rock Resorts, Inc. Class A	2,195	58,497
S&T Bancorp, Inc.	866	37,550
Safety Insurance Group, Inc.	602	53,939
Saul Centers, Inc.	732	40,992
Schweitzer-Mauduit International, Inc.	1,396	53,481
Shenandoah Telecommunications Co.	742	28,753
Simmons First National Corp. Class A	1,284	37,814
SJW Group	609	37,240
SM Energy Co.	1,421	44,804
Sonic Corp.	1,409	61,066
Southside Bancshares, Inc.	1,085	37,758
Standex International Corp.	211	21,997
State Auto Financial Corp.	908	27,730
Steelcase, Inc. Class A	4,183	77,385
Stepan Co.	478	41,591
Summit Hotel Properties, Inc.	4,297	58,138
Sun Hydraulics Corp.	373	20,433
Tennant Co.	537	40,785
Terreno Realty Corp.	1,429	53,873
Tompkins Financial Corp.	419	34,019
Tootsie Roll Industries, Inc.(a)	832	24,336
Triumph Group, Inc.	578	13,467
TTEC Holdings, Inc.	1,093	28,309
U.S. Ecology, Inc.	760	56,050
Union Bankshares Corp.	1,194	46,005
United Fire Group, Inc.	749	38,027
Universal Corp.	1,443	93,795
Viad Corp.	315	18,664
Virtu Financial, Inc. Class A	3,512	71,820
Wabash National Corp.	1,463	26,670
Waddell & Reed Financial, Inc. Class A	8,609	182,339
Warrior Met Coal, Inc.	576	15,575
Washington Prime Group, Inc.	24,891	181,704
Watts Water Technologies, Inc. Class A	700	58,100
WD-40 Co.	503	86,566
Weis Markets, Inc.	644	27,950
WesBanco, Inc.	1,281	57,107
Westamerica Bancorporation	815	49,030
Winnebago Industries, Inc.	618	20,487
WSFS Financial Corp.	254	11,976
Xperi Corp.	3,409	50,624

Total United States		9,474,623

TOTAL COMMON STOCKS (Cost: $17,545,890)		19,218,805

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
iShares MSCI India ETF (Cost: $95,551)	2,747	89,195

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $370,792)(d)	370,792	370,792

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $18,012,233)		19,678,792
Other Assets less Liabilities - (1.2)%		(236,034)

NET ASSETS - 100.0%		$19,442,758

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2018

(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $499,570. The Fund also had securities on loan having a total market value of $6,425 that were sold and pending settlement. The total market value of the collateral held by the Fund was $535,352. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $164,560.

GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	10/2/2018	25,261	USD	28,183,343	KRW	$—	$(147)
Goldman Sachs	10/1/2018	9,021	USD	36,592	BRL	—	(141)
Goldman Sachs	10/1/2018	30,687	USD	3,467,807	JPY	156	—
Merrill Lynch International	10/1/2018	515	USD	2,071	BRL	—	(4)
Merrill Lynch International	10/1/2018	14,576	USD	60,390	MYR	—	(16)

						$156	$(308)

CURRENCY LEGEND

BRL	Brazilian real
JPY	Japanese yen
KRW	South Korean won
MYR	Malaysian ringgit
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

China - 99.3%

Aerospace & Defense - 0.6%
AECC Aero-Engine Control Co., Ltd. Class A	2,200	$4,396
AECC Aviation Power Co., Ltd. Class A	4,800	16,785
AVIC Aircraft Co., Ltd. Class A	6,600	15,232
AVIC Electromechanical Systems Co., Ltd. Class A	6,600	8,058
AVIC Helicopter Co., Ltd. Class A	2,100	12,165
AVIC Shenyang Aircraft Co., Ltd. Class A*	1,600	8,860
China Aerospace Times Electronics Co., Ltd. Class A*	8,800	8,710
China Avionics Systems Co., Ltd. Class A	2,200	4,623
China Spacesat Co., Ltd. Class A	3,300	8,897

Total Aerospace & Defense		87,726

Air Freight & Logistics - 0.3%
CMST Development Co., Ltd. Class A	4,400	4,432
Shenzhen Feima International Supply Chain Co., Ltd. Class A	1,800	1,491
STO Express Co., Ltd. Class A	1,500	4,271
YTO Express Group Co., Ltd. Class A	1,600	3,062
ZTO Express Cayman, Inc. ADR	1,928	31,947

Total Air Freight & Logistics		45,203

Airlines - 0.7%
Air China Ltd. Class A	8,100	9,594
Air China Ltd. Class H	14,000	13,526
China Eastern Airlines Corp., Ltd. Class A	25,300	20,591
China Eastern Airlines Corp., Ltd. Class H	6,000	3,849
China Southern Airlines Co., Ltd. Class A	15,800	15,523
China Southern Airlines Co., Ltd. Class H	14,000	8,964
Hainan Airlines Holding Co., Ltd. Class A	59,800	17,904
Juneyao Airlines Co., Ltd. Class A	2,600	5,011
Spring Airlines Co., Ltd. Class A	1,400	7,309

Total Airlines		102,271

Auto Components - 0.9%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	3,700	5,985
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,500	5,051
Fuyao Glass Industry Group Co., Ltd. Class A	7,000	25,892
Fuyao Glass Industry Group Co., Ltd. Class H(a)	4,400	15,998
Huayu Automotive Systems Co., Ltd. Class A	7,000	22,890
Minth Group Ltd.	4,000	16,511
Ningbo Joyson Electronic Corp. Class A	2,200	7,914
Wanxiang Qianchao Co., Ltd. Class A	7,000	6,063
Weifu High-Technology Group Co., Ltd. Class A	3,200	9,092
Xinyi Glass Holdings Ltd.	10,000	12,639
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	5,900	6,097

Total Auto Components		134,132

Automobiles - 2.0%
Beiqi Foton Motor Co., Ltd. Class A	25,300	6,876
Brilliance China Automotive Holdings Ltd.	18,000	29,122
BYD Co., Ltd. Class A	4,300	30,685
BYD Co., Ltd. Class H(b)	3,000	21,547
Chongqing Changan Automobile Co., Ltd. Class A	10,300	10,898
Chongqing Changan Automobile Co., Ltd. Class B	1,200	969
Dongfeng Motor Group Co., Ltd. Class H	14,000	14,421
Geely Automobile Holdings Ltd.	30,000	59,809
Great Wall Motor Co., Ltd. Class A	4,800	5,490
Great Wall Motor Co., Ltd. Class H(b)	21,500	13,711
Guangzhou Automobile Group Co., Ltd. Class A	1,525	2,449
Guangzhou Automobile Group Co., Ltd. Class H	20,800	23,046
SAIC Motor Corp., Ltd. Class A	15,400	74,487

Total Automobiles		293,510

Banks - 17.4%
Agricultural Bank of China Ltd. Class A	188,100	106,344
Agricultural Bank of China Ltd. Class H	143,000	70,176
Bank of China Ltd. Class A	112,600	60,877
Bank of China Ltd. Class H	392,000	174,336
Bank of Communications Co., Ltd. Class A	106,700	90,563
Bank of Communications Co., Ltd. Class H	120,000	90,020
China CITIC Bank Corp., Ltd. Class A	16,500	14,532
China CITIC Bank Corp., Ltd. Class H	66,000	42,258
China Construction Bank Corp. Class A	38,200	40,195
China Construction Bank Corp. Class H	556,000	486,018
China Merchants Bank Co., Ltd. Class A	84,700	377,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
China Merchants Bank Co., Ltd. Class H	19,500	$79,247
China Minsheng Banking Corp., Ltd. Class A	168,240	155,022
China Minsheng Banking Corp., Ltd. Class H	35,200	26,136
Industrial & Commercial Bank of China Ltd. Class A	115,400	96,773
Industrial & Commercial Bank of China Ltd. Class H	401,000	293,131
Industrial Bank Co., Ltd. Class A	83,500	193,562
Shanghai Pudong Development Bank Co., Ltd. Class A	88,800	137,060

Total Banks		2,534,043

Beverages - 3.2%
China Resources Beer Holdings Co., Ltd.	8,000	32,154
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	3,300	61,390
Kweichow Moutai Co., Ltd. Class A	2,200	233,410
Luzhou Laojiao Co., Ltd. Class A	3,900	26,929
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,300	8,935
Tsingtao Brewery Co., Ltd. Class A	2,100	10,612
Wuliangye Yibin Co., Ltd. Class A	8,800	86,905

Total Beverages		460,335

Biotechnology - 0.7%
3SBio, Inc.(a)(b)	6,000	10,091
BeiGene Ltd. ADR*	257	44,260
Beijing SL Pharmaceutical Co., Ltd. Class A	2,200	10,283
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,370	3,841
Hualan Biological Engineering, Inc. Class A	3,200	17,626
Jinyu Bio-Technology Co., Ltd. Class A	4,830	11,948
Shanghai RAAS Blood Products Co., Ltd. Class A†	4,000	12,241

Total Biotechnology		110,290

Building Products - 0.1%
Beijing New Building Materials PLC Class A	4,400	10,609
Beijing Shouhang Resources Saving Co., Ltd. Class A†	4,900	3,697

Total Building Products		14,306

Capital Markets - 0.8%
CITIC Securities Co., Ltd. Class A	42,400	102,848
CITIC Securities Co., Ltd. Class H	12,000	21,347

Total Capital Markets		124,195

Chemicals - 2.0%
China Hainan Rubber Industry Group Co., Ltd. Class A*†	4,900	4,073
Do-Fluoride Chemicals Co., Ltd. Class A	3,300	5,645
ENN Ecological Holdings Co., Ltd. Class A	2,400	5,253
Guangzhou Tinci Materials Technology Co., Ltd. Class A	600	2,150
Hengli Petrochemical Co., Ltd. Class A	3,700	8,625
Hengyi Petrochemical Co., Ltd. Class A	5,620	13,845
Hongda Xingye Co., Ltd. Class A	4,800	2,323
Huapont Life Sciences Co., Ltd. Class A	5,900	4,185
Hubei Xinyangfeng Fertilizer Co., Ltd. Class A	3,000	4,042
Jiangsu Bicon Pharmaceutical Listed Co. Class A	900	2,693
Kangde Xin Composite Material Group Co., Ltd. Class A†	11,600	25,186
Kingenta Ecological Engineering Group Co., Ltd. Class A	7,000	6,877
Kingfa Sci & Tech Co., Ltd. Class A	7,700	4,958
Lomon Billions Group Co., Ltd. Class A	2,600	5,196
Luxi Chemical Group Co., Ltd. Class A	5,500	11,671
Ningbo Shanshan Co., Ltd. Class A	3,300	8,010
North Huajin Chemical Industries Co., Ltd. Class A*	4,400	4,591
Qinghai Salt Lake Industry Co., Ltd. Class A*	7,700	10,161
Rongsheng Petro Chemical Co., Ltd. Class A	6,600	10,743
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	5,900	14,757
Sichuan Hebang Biotechnology Co., Ltd. Class A	15,800	3,927
Sinopec Shanghai Petrochemical Co., Ltd. Class A	9,900	8,432
Sinopec Shanghai Petrochemical Co., Ltd. Class H	22,000	13,439
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	4,800	5,686
Tianqi Lithium Corp. Class A	3,300	18,239
Tongkun Group Co., Ltd. Class A	4,580	10,943
Transfar Zhilian Co., Ltd. Class A	2,200	3,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
Wanhua Chemical Group Co., Ltd. Class A	6,700	$41,355
Xinjiang Zhongtai Chemical Co., Ltd. Class A	6,600	8,230
Zhejiang Juhua Co., Ltd. Class A	5,090	5,422
Zhejiang Longsheng Group Co., Ltd. Class A	12,100	17,164
Zhejiang Runtu Co., Ltd. Class A	2,350	3,771
Zibo Qixiang Tengda Chemical Co., Ltd. Class A†	2,700	4,192

Total Chemicals		298,831

Commercial Services & Supplies - 0.2%
China Everbright International Ltd.	14,000	12,095
Eternal Asia Supply Chain Management Ltd. Class A	6,600	5,928
Jihua Group Corp., Ltd. Class A	7,700	4,152
Tus-Sound Environmental Resources Co., Ltd. Class A	4,780	9,378

Total Commercial Services & Supplies		31,553

Communications Equipment - 0.3%
ZTE Corp. Class A*	12,000	31,916
ZTE Corp. Class H*(b)	4,400	8,063

Total Communications Equipment		39,979

Construction & Engineering - 2.4%
Beijing Orient Landscape & Environment Co., Ltd. Class A	6,600	9,957
China CAMC Engineering Co., Ltd. Class A	1,800	3,432
China Communications Construction Co., Ltd. Class A	7,000	13,002
China Communications Construction Co., Ltd. Class H	28,000	28,627
China Gezhouba Group Co., Ltd. Class A	14,300	15,151
China National Chemical Engineering Co., Ltd. Class A	8,900	8,628
China Nuclear Engineering Corp., Ltd. Class A	2,600	2,928
China Railway Construction Corp., Ltd. Class A	20,900	33,868
China Railway Construction Corp., Ltd. Class H	11,000	14,845
China Railway Group Ltd. Class A	33,000	37,266
China Railway Group Ltd. Class H	22,000	21,817
China Railway Hi-tech Industry Co., Ltd. Class A	3,700	5,528
China State Construction Engineering Corp., Ltd. Class A	96,080	76,662
China State Construction International Holdings Ltd.	16,000	16,910
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	8,800	7,904
Metallurgical Corp. of China Ltd. Class A	21,300	11,052
Northcom Group Co., Ltd. Class A*	1,200	1,723
Power Construction Corp. of China Ltd. Class A	16,500	12,829
Shanghai Construction Group Co., Ltd. Class A	26,800	12,074
Shanghai Tunnel Engineering Co., Ltd. Class A	9,200	8,170
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	7,000	9,146

Total Construction & Engineering		351,519

Construction Materials - 1.3%
Anhui Conch Cement Co., Ltd. Class A	10,600	56,677
Anhui Conch Cement Co., Ltd. Class H	6,500	39,250
BBMG Corp. Class A	16,500	8,897
BBMG Corp. Class H(b)	11,000	3,767
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	5,419	11,444
China Jushi Co., Ltd. Class A	11,120	17,147
China National Building Material Co., Ltd. Class H	16,000	14,211
China Resources Cement Holdings Ltd.	6,000	6,985
China West Construction Group Co., Ltd. Class A	1,700	3,338
CSG Holding Co., Ltd. Class A	9,305	6,627
Huaxin Cement Co., Ltd. Class A	2,300	6,732
Jilin Yatai Group Co., Ltd. Class A	8,100	4,238
Sichuan Shuangma Cement Co., Ltd. Class A	1,500	3,340
Tangshan Jidong Cement Co., Ltd. Class A*	2,600	4,081

Total Construction Materials		186,734

Containers & Packaging - 0.1%
ORG Technology Co., Ltd. Class A	5,900	4,622
Shenzhen Jinjia Group Co., Ltd. Class A	4,400	5,148

Total Containers & Packaging		9,770

Distributors - 0.1%
Anhui Xinhua Media Co., Ltd. Class A	3,300	3,180
Liaoning Cheng Da Co., Ltd. Class A	6,600	13,266
Wuchan Zhongda Group Co., Ltd. Class A	6,600	4,777

Total Distributors		21,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. ADR	703	$52,029
TAL Education Group ADR*	1,823	46,869

Total Diversified Consumer Services		98,898

Electrical Equipment - 1.6%
Changyuan Group Ltd. Class A	5,500	6,011
China XD Electric Co., Ltd. Class A	9,000	4,787
Dongfang Electric Corp., Ltd. Class A*	5,500	6,219
Fangda Carbon New Material Co., Ltd. Class A	6,100	19,850
Fullshare Holdings Ltd.*(b)	42,500	20,422
Guoxuan High-Tech Co., Ltd. Class A	3,300	6,566
Henan Senyuan Electric Co., Ltd. Class A	1,700	3,736
Hongfa Technology Co., Ltd. Class A	2,980	9,745
Jiangsu Zhongtian Technology Co., Ltd. Class A	9,900	12,360
Jiangxi Special Electric Motor Co., Ltd. Class A	5,900	6,414
Luxshare Precision Industry Co., Ltd. Class A	8,620	19,318
NARI Technology Co., Ltd. Class A	7,700	19,752
Shanghai Electric Group Co., Ltd. Class A	18,700	14,323
Shanghai Electric Group Co., Ltd. Class H	2,000	713
Suzhou Anjie Technology Co., Ltd. Class A	1,100	2,128
TBEA Co., Ltd. Class A	16,500	17,194
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	10,300	17,978
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	3,800	4,084
Zhejiang Chint Electrics Co., Ltd. Class A	4,000	13,394
Zhongshan Broad Ocean Motor Co., Ltd. Class A	5,500	3,213
Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,300	18,851

Total Electrical Equipment		227,058

Electronic Equipment, Instruments & Components - 0.9%
AAC Technologies Holdings, Inc.	3,000	31,170
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	15,200	63,490
O-film Tech Co., Ltd. Class A	8,900	17,449
Zhejiang Dahua Technology Co., Ltd. Class A	7,000	15,026

Total Electronic Equipment, Instruments & Components		127,135

Entertainment - 0.9%
Alibaba Pictures Group Ltd.*(b)	110,000	15,042
China Film Co., Ltd. Class A	2,200	4,179
Cultural Investment Holdings Co., Ltd. Class A	1,700	1,280
Giant Network Group Co., Ltd. Class A†	2,200	6,069
NetEase, Inc. ADR	396	90,387
Perfect World Co., Ltd. Class A	1,100	3,862
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	3,700	5,791

Total Entertainment		126,610

Food & Staples Retailing - 0.3%
Sun Art Retail Group Ltd.	14,000	18,214
Yonghui Superstores Co., Ltd. Class A	16,900	20,018

Total Food & Staples Retailing		38,232

Food Products - 2.2%
China Mengniu Dairy Co., Ltd.*	16,000	53,266
Dali Foods Group Co., Ltd.(a)	11,000	7,915
Foshan Haitian Flavouring & Food Co., Ltd. Class A	3,900	44,891
Guangdong Haid Group Co., Ltd. Class A	3,300	10,427
Henan Shuanghui Investment & Development Co., Ltd. Class A	4,800	18,243
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,820	85,170
Muyuan Foodstuff Co., Ltd. Class A	2,740	9,916
New Hope Liuhe Co., Ltd. Class A	10,300	9,176
Tingyi Cayman Islands Holding Corp.	10,000	18,377
Want Want China Holdings Ltd.	34,000	28,634
WH Group Ltd.(a)	38,500	27,110
Yuan Longping High-tech Agriculture Co., Ltd. Class A	3,700	8,453

Total Food Products		321,578

Gas Utilities - 0.5%
Beijing Enterprises Holdings Ltd.	2,500	14,026
China Gas Holdings Ltd.	13,200	37,365
China Resources Gas Group Ltd.	6,000	24,422

Total Gas Utilities		75,813

Health Care Equipment & Supplies - 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,300	8,916

Health Care Providers & Services - 0.8%
China National Accord Medicines Corp., Ltd. Class A	500	3,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
China Reform Health Management and Services Group Co, Ltd. Class A*	3,300	$9,630
Huadong Medicine Co., Ltd. Class A	3,300	20,134
Jointown Pharmaceutical Group Co., Ltd. Class A	3,300	7,271
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	8,080	20,233
Realcan Pharmaceutical Co., Ltd. Class A	2,200	3,194
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	5,500	16,387
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	4,100	10,249
Sinopharm Group Co., Ltd. Class H	6,400	31,326

Total Health Care Providers & Services		121,742

Hotels, Restaurants & Leisure - 1.0%
China International Travel Service Corp., Ltd. Class A	3,500	34,600
Huazhu Group Ltd. ADR	612	19,767
Shenzhen Overseas Chinese Town Co., Ltd. Class A	16,500	15,108
Yum China Holdings, Inc.	2,045	71,800

Total Hotels, Restaurants & Leisure		141,275

Household Durables - 2.6%
Gree Electric Appliances, Inc. of Zhuhai Class A*	23,100	134,962
Haier Electronics Group Co., Ltd.*	9,000	24,441
Hangzhou Robam Appliances Co., Ltd. Class A	2,800	9,531
Hisense Electric Co., Ltd. Class A	3,700	5,458
Midea Group Co., Ltd. Class A†	20,400	119,484
NavInfo Co., Ltd. Class A	4,400	11,734
Oppein Home Group, Inc. Class A	100	1,377
Qingdao Haier Co., Ltd. Class A	18,000	43,217
Suofeiya Home Collection Co., Ltd. Class A	2,600	8,257
TCL Corp. Class A	42,200	17,234
Wuxi Little Swan Co., Ltd. Class A†	800	5,407

Total Household Durables		381,102

Independent Power & Renewable Electricity Producers - 1.9%
CGN Power Co., Ltd. Class H(a)	55,000	13,074
China National Nuclear Power Co., Ltd. Class A	22,400	19,566
China Resources Power Holdings Co., Ltd.	8,000	14,150
China Yangtze Power Co., Ltd. Class A	39,100	93,082
Datang International Power Generation Co., Ltd. Class A	10,300	5,089
GD Power Development Co., Ltd. Class A	56,500	20,939
Huadian Power International Corp., Ltd. Class A	14,700	8,973
Huaneng Power International, Inc. Class A	20,670	23,162
Huaneng Power International, Inc. Class H	22,000	14,479
Hubei Energy Group Co., Ltd. Class A	10,300	6,033
SDIC Power Holdings Co., Ltd. Class A	16,900	18,864
Shanghai Electric Power Co., Ltd. Class A	4,400	4,796
Shenergy Co., Ltd. Class A	12,100	9,250
Shenzhen Energy Group Co., Ltd. Class A	5,500	4,340
Sichuan Chuantou Energy Co., Ltd. Class A	11,400	13,884
Zhejiang Zheneng Electric Power Co., Ltd. Class A	15,800	11,665

Total Independent Power & Renewable Electricity Producers		281,346

Industrial Conglomerates - 0.4%
China Baoan Group Co., Ltd. Class A	9,900	6,676
CITIC Ltd.	34,000	50,664
Shanghai Industrial Holdings Ltd.	1,000	2,216

Total Industrial Conglomerates		59,556

Insurance - 7.1%
China Life Insurance Co., Ltd. Class A	8,700	28,677
China Life Insurance Co., Ltd. Class H	38,000	86,345
China Pacific Insurance Group Co., Ltd. Class A	18,166	93,753
China Pacific Insurance Group Co., Ltd. Class H	13,400	51,717
Ping An Insurance Group Co. of China Ltd. Class A	50,600	503,749
Ping An Insurance Group Co. of China Ltd. Class H	26,000	264,157

Total Insurance		1,028,398

Interactive Media & Services - 10.5%
Baidu, Inc. ADR*	1,463	334,559
Tencent Holdings Ltd.	28,400	1,173,035
Weibo Corp. ADR*	272	19,891

Total Interactive Media & Services		1,527,485

Internet & Catalog Retail - 9.0%
Alibaba Group Holding Ltd. ADR*	6,702	1,104,221
Ctrip.com International Ltd. ADR*	2,145	79,730
JD.com, Inc. ADR*	4,135	107,882
Vipshop Holdings Ltd. ADR*	2,034	12,692

Total Internet & Catalog Retail		1,304,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
Leisure Products - 0.0%
Alpha Group Class A*	2,200	$2,034

Life Sciences Tools & Services - 0.2%
Genscript Biotech Corp.*	2,000	3,379
Wuxi Biologics Cayman, Inc.*(a)	2,000	20,230

Total Life Sciences Tools & Services		23,609

Machinery - 2.5%
Beijing SPC Environment Protection Tech Co., Ltd. Class A†	2,700	4,033
China Conch Venture Holdings Ltd.	11,000	38,377
China First Heavy Industries Class A*	13,500	5,670
China International Marine Containers Group Co., Ltd. Class A	4,800	8,260
China Shipbuilding Industry Co., Ltd. Class A	51,200	31,625
CITIC Heavy Industries Co., Ltd. Class A	8,400	3,455
CRRC Corp., Ltd. Class A	42,900	53,870
CRRC Corp., Ltd. Class H	22,000	20,102
Fujian Longking Co., Ltd. Class A	4,400	6,305
Haitian International Holdings Ltd.	2,000	4,452
Han’s Laser Technology Industry Group Co., Ltd. Class A	4,400	27,095
Inner Mongolia First Machinery Group Co., Ltd. Class A	3,300	6,638
North Navigation Control Technology Co., Ltd. Class A	3,700	4,679
Sany Heavy Industry Co., Ltd. Class A	19,800	25,553
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	1,500	3,488
Shanghai Zhenhua Heavy Industries Co., Ltd. Class A	9,280	4,640
Sinotruk Hong Kong Ltd.	3,000	6,533
Tian Di Science & Technology Co., Ltd. Class A	6,600	4,019
Weichai Power Co., Ltd. Class A	23,100	28,705
Weichai Power Co., Ltd. Class H	11,000	13,636
XCMG Construction Machinery Co., Ltd. Class A	21,300	12,228
Yangzijiang Shipbuilding Holdings Ltd.	12,100	10,981
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	4,400	8,518
Zhengzhou Yutong Bus Co., Ltd. Class A	5,900	12,579
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	26,400	14,350

Total Machinery		359,791

Marine - 0.2%
COSCO Shipping Development Co., Ltd. Class A*	14,300	4,967
COSCO Shipping Energy Transportation Co., Ltd. Class A	5,900	3,816
COSCO Shipping Holdings Co., Ltd. Class A*	16,500	9,784
COSCO Shipping Holdings Co., Ltd. Class H*	11,000	4,569

Total Marine		23,136

Media - 0.4%
Beijing Gehua CATV Network Co., Ltd. Class A	3,500	5,021
China Literature Ltd.*(a)	1,200	7,545
China Media Group Class A	9,900	5,065
China South Publishing & Media Group Co., Ltd. Class A	2,600	4,561
Chinese Universe Publishing and Media Co., Ltd. Class A	2,600	4,122
CITIC Guoan Information Industry Co., Ltd. Class A	13,200	7,424
Jiangsu Broadcasting Cable Information Network Corp., Ltd. Class A*	7,100	4,778
Shanghai Oriental Pearl Group Co., Ltd. Class A	11,880	17,404

Total Media		55,920

Metals & Mining - 3.2%
Aluminum Corp. of China Ltd. Class A*	31,400	18,391
Aluminum Corp. of China Ltd. Class H*	22,000	9,784
Angang Steel Co., Ltd. Class A	5,900	5,265
Angang Steel Co., Ltd. Class H	4,000	3,578
Baoshan Iron & Steel Co., Ltd. Class A	39,960	45,590
Beijing Shougang Co., Ltd. Class A*	5,500	3,477
Chengtun Mining Group Co., Ltd. Class A	6,800	6,799
China Molybdenum Co., Ltd. Class A	14,300	9,477
China Molybdenum Co., Ltd. Class H	24,000	10,060
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd. Class A	5,900	3,490
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	12,100	17,990
Chongqing Iron & Steel Co., Ltd. Class A*	32,700	9,648
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd. Class A*	13,900	4,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
GEM Co., Ltd. Class A	16,900	$12,895
Guangdong HEC Technology Holding Co., Ltd. Class A*	6,600	8,374
Henan Shenhuo Coal & Power Co., Ltd. Class A	5,500	3,949
Hesteel Co., Ltd. Class A	24,600	11,655
Hunan Valin Steel Co., Ltd. Class A*	4,600	5,609
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	105,100	25,356
Jiangxi Copper Co., Ltd. Class A	4,800	10,094
Jiangxi Copper Co., Ltd. Class H	11,000	12,835
Jiangxi Ganfeng Lithium Co., Ltd. Class A	4,100	19,360
Jinduicheng Molybdenum Co., Ltd. Class A	4,400	4,042
Maanshan Iron & Steel Co., Ltd. Class A	12,500	7,448
MMG Ltd.*	8,000	4,141
Nanjing Iron & Steel Co., Ltd. Class A	10,600	6,409
SGIS Songshan Co., Ltd. Class A*	4,800	4,521
Shaanxi Ligeance Mineral Resources Co., Ltd. Class A*	1,200	2,965
Shandong Gold Mining Co., Ltd. Class A	3,300	11,352
Shandong Iron and Steel Co., Ltd. Class A*	22,200	5,840
Shandong Nanshan Aluminum Co., Ltd. Class A	26,800	10,828
Shanxi Taigang Stainless Steel Co., Ltd. Class A	8,500	7,029
Shenghe Resources Holding Co., Ltd. Class A	3,720	5,212
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	12,250	8,154
Tongling Nonferrous Metals Group Co., Ltd. Class A	31,200	9,931
Western Mining Co., Ltd. Class A	9,200	8,491
Xiamen Tungsten Co., Ltd. Class A	3,660	7,633
Xinxing Ductile Iron Pipes Co., Ltd. Class A	11,000	7,754
Xinyu Iron & Steel Co., Ltd. Class A	5,900	5,059
Yintai Resources Co., Ltd. Class A	2,920	3,437
Yunnan Aluminium Co., Ltd. Class A	4,800	3,635
Yunnan Chihong Zinc & Germanium Co., Ltd. Class A	11,500	7,772
Yunnan Copper Co., Ltd. Class A*	3,900	5,317
Yunnan Tin Co., Ltd. Class A*	3,700	5,652
Zhejiang Huayou Cobalt Co., Ltd. Class A	1,740	13,476
Zhongjin Gold Corp., Ltd. Class A	9,200	9,079
Zijin Mining Group Co., Ltd. Class A	63,800	33,103
Zijin Mining Group Co., Ltd. Class H	42,000	16,156

Total Metals & Mining		472,455

Multiline Retail - 0.0%
Nanjing Xinjiekou Department Store Co., Ltd. Class A	2,300	3,861

Oil, Gas & Consumable Fuels - 3.8%
China Coal Energy Co., Ltd. Class A	8,100	6,216
China Coal Energy Co., Ltd. Class H	11,000	4,639
China Petroleum & Chemical Corp. Class A	51,600	53,395
China Petroleum & Chemical Corp. Class H	134,000	134,259
China Shenhua Energy Co., Ltd. Class A	11,000	32,598
China Shenhua Energy Co., Ltd. Class H	18,000	41,130
CNOOC Ltd.	83,000	164,411
PetroChina Co., Ltd. Class A	17,600	23,456
PetroChina Co., Ltd. Class H	112,000	90,746

Total Oil, Gas & Consumable Fuels		550,850

Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd.	11,000	10,206
Nine Dragons Paper Holdings Ltd.	11,000	11,893
Shandong Chenming Paper Holdings Ltd. Class A	6,600	6,177
Shandong Sun Paper Industry JSC Ltd. Class A	5,500	6,115
Shanying International Holding Co., Ltd. Class A	12,100	6,595

Total Paper & Forest Products		40,986

Personal Products - 0.4%
Hengan International Group Co., Ltd.	4,500	41,521
Shanghai Jahwa United Co., Ltd. Class A	3,200	13,720

Total Personal Products		55,241

Pharmaceuticals - 3.8%
Beijing Tongrentang Co., Ltd. Class A	3,900	17,996
Changchun High & New Technology Industry Group, Inc. Class A	800	27,556
China Medical System Holdings Ltd.	11,000	15,295
China Resources Pharmaceutical Group Ltd.(a)	11,000	17,460
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,500	5,552
CSPC Pharmaceutical Group Ltd.	22,000	46,728
Dong-E-E-Jiao Co., Ltd. Class A	3,200	22,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,500	$13,298
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	1,100	6,297
Humanwell Healthcare Group Co., Ltd. Class A	4,800	9,055
Jiangsu Hengrui Medicine Co., Ltd. Class A	8,620	79,553
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	4,800	11,455
Kangmei Pharmaceutical Co., Ltd. Class A	15,400	48,971
Livzon Pharmaceutical Group, Inc. Class A	1,570	7,731
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	2,100	8,878
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	5,500	25,219
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,000	7,885
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,700	4,744
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	2,200	9,036
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	2,200	3,926
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	3,300	12,791
Sino Biopharmaceutical Ltd.	38,000	35,451
Tasly Pharmaceutical Group Co., Ltd. Class A	4,780	15,895
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	7,080	18,666
Yifan Pharmaceutical Co., Ltd. Class A	3,300	5,654
Yunnan Baiyao Group Co., Ltd. Class A†	2,200	22,455
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,700	25,019
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	10,000	9,665
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	4,040	12,853
Zhejiang NHU Co., Ltd. Class A	5,420	12,265

Total Pharmaceuticals		559,426

Professional Services - 0.1%
51job, Inc. ADR*	121	9,316

Real Estate Management & Development - 5.0%
Agile Group Holdings Ltd.	6,000	8,481
Beijing Capital Development Co., Ltd. Class A	4,800	5,016
China Evergrande Group(b)	17,000	47,687
China Fortune Land Development Co., Ltd. Class A	5,900	21,720
China Jinmao Holdings Group Ltd.	34,000	15,468
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	11,000	29,880
China Overseas Land & Investment Ltd.	20,000	62,621
China Resources Land Ltd.	16,000	56,026
China Vanke Co., Ltd. Class A	38,000	134,203
China Vanke Co., Ltd. Class H	7,000	23,170
CIFI Holdings Group Co., Ltd.	14,000	6,441
Country Garden Holdings Co., Ltd.	36,000	45,409
Financial Street Holdings Co., Ltd. Class A	11,400	11,664
Future Land Holdings Co., Ltd. Class A	3,700	14,084
Gemdale Corp. Class A	16,900	22,277
Greenland Holdings Corp., Ltd. Class A	16,900	15,719
Jinke Properties Group Co., Ltd. Class A	12,500	9,374
Logan Property Holdings Co., Ltd.	4,000	4,519
Longfor Group Holdings Ltd.	6,000	15,489
Oceanwide Holdings Co., Ltd. Class A	1,800	1,386
Poly Real Estate Group Co., Ltd. Class A	39,100	69,158
RiseSun Real Estate Development Co., Ltd. Class A	8,800	10,206
Shanghai Lingang Holdings Corp., Ltd. Class A†	1,300	3,544
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	2,600	5,895
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	1,200	1,644
Shimao Property Holdings Ltd.	5,500	13,720
Sunac China Holdings Ltd.	11,000	33,879
Xinhu Zhongbao Co., Ltd. Class A	22,400	10,125
Youngor Group Co., Ltd. Class A	13,200	14,216
Zall Smart Commerce Group Ltd.	12,000	9,033
Zhejiang China Commodities City Group Co., Ltd. Class A	13,200	7,808

Total Real Estate Management & Development		729,862

Road & Rail - 0.4%
China High Speed Railway Technology Co., Ltd. Class A	8,800	5,627
Daqin Railway Co., Ltd. Class A	30,700	36,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

September 30, 2018

Investments	Shares	Value
Guangshen Railway Co., Ltd. Class A	16,500	$8,657
Guangshen Railway Co., Ltd. Class H	6,000	2,684

Total Road & Rail		53,689

Semiconductors & Semiconductor Equipment - 0.3%
LONGi Green Energy Technology Co., Ltd. Class A	7,900	16,304
Sanan Optoelectronics Co., Ltd. Class A	11,600	27,581

Total Semiconductors & Semiconductor Equipment		43,885

Software - 0.1%
360 Security Technology, Inc. Class A	1,900	7,301

Specialty Retail - 0.3%
China Grand Automotive Services Co., Ltd. Series A	13,100	12,299
Suning.com Co., Ltd. Class A	16,400	32,130
Zhongsheng Group Holdings Ltd.	2,500	6,090

Total Specialty Retail		50,519

Technology Hardware, Storage & Peripherals - 0.7%
BOE Technology Group Co., Ltd. Class A	128,400	58,782
Focus Media Information Technology Co., Ltd. Class A	34,520	42,695

Total Technology Hardware, Storage & Peripherals		101,477

Textiles, Apparel & Luxury Goods - 0.6%
ANTA Sports Products Ltd.	5,000	23,994
Heilan Home Co., Ltd. Class A	4,400	6,580
Shenzhou International Group Holdings Ltd.	4,000	51,324

Total Textiles, Apparel & Luxury Goods		81,898

Trading Companies & Distributors - 0.2%
China Meheco Co., Ltd. Class A	3,200	7,823
Orient Group, Inc. Class A	11,700	6,683
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	1,500	3,505
Sinochem International Corp. Class A	4,800	5,183
Xiamen C & D, Inc. Class A	8,100	9,547

Total Trading Companies & Distributors		32,741

Transportation Infrastructure - 0.9%
China Merchants Port Holdings Co., Ltd.	8,000	15,315
COSCO Shipping Ports Ltd.	8,000	8,803
Dalian Port PDA Co., Ltd. Class A	12,100	3,482
Guangzhou Baiyun International Airport Co., Ltd. Class A	5,900	10,950
Jiangsu Expressway Co., Ltd. Class H	4,000	5,132
Ningbo Zhoushan Port Co., Ltd. Class A	17,600	10,487
Shanghai International Airport Co., Ltd. Class A	3,300	28,187
Shanghai International Port Group Co., Ltd. Class A	33,200	26,104
Shenzhen Airport Co., Ltd. Class A	4,400	5,391
Shenzhen International Holdings Ltd.	5,500	11,359
TangShan Port Group Co., Ltd. Class A	12,730	4,644
Tianjin Port Co., Ltd. Class A	3,300	3,674

Total Transportation Infrastructure		133,528

Water Utilities - 0.4%
Beijing Enterprises Water Group Ltd.*	42,000	22,382
Guangdong Investment Ltd.	18,000	31,975

Total Water Utilities		54,357

Wireless Telecommunication Services - 1.9%
China Mobile Ltd.	28,500	280,997

TOTAL COMMON STOCKS (Cost: $17,423,443)		14,442,168

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $41,040)(d)	41,040	41,040

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $17,464,483)		14,483,208
Other Assets less Liabilities - 0.4%		52,114

NET ASSETS - 100.0%		$14,535,322

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $210,381, which represents 1.45% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $90,350 and the total market value of the collateral held by the Fund was $96,829. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $55,789.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

September 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 95.9%

United States - 95.9%
21st Century Fox America, Inc.
5.40%, 10/1/43	$44,000	$51,678
ABB Finance USA, Inc.
2.88%, 5/8/22	63,000	61,862
Abbott Laboratories
2.00%, 3/15/20	74,000	73,108
4.90%, 11/30/46	32,000	34,889
AbbVie, Inc.
4.45%, 5/14/46	31,000	28,606
Altria Group, Inc.
2.63%, 9/16/26	14,000	12,796
Amazon.com, Inc.
4.05%, 8/22/47	9,000	8,903
American Express Co.
3.63%, 12/5/24	17,000	16,693
American International Group, Inc.
3.30%, 3/1/21	35,000	34,948
4.80%, 7/10/45	27,000	26,820
Amgen, Inc.
2.20%, 5/22/19	12,000	11,958
5.15%, 11/15/41	61,000	64,868
Andeavor
4.75%, 12/15/23	14,000	14,468
Anthem, Inc.
3.65%, 12/1/27	19,000	18,084
4.65%, 1/15/43	15,000	14,820
Apple, Inc.
3.85%, 5/4/43	50,000	48,240
AT&T, Inc.
5.45%, 3/1/47	50,000	50,134
4.50%, 3/9/48	117,000	102,483
Bank of America Corp.
4.13%, 1/22/24	62,000	63,035
4.45%, 3/3/26	47,000	47,130
5.00%, 1/21/44	49,000	52,314
BB&T Corp.
5.25%, 11/1/19	45,000	46,062
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	48,000	58,273
Block Financial LLC
5.50%, 11/1/22	46,000	47,769
Brighthouse Financial, Inc.
3.70%, 6/22/27	15,000	13,340
Broadcom Corp.
3.88%, 1/15/27	21,000	19,805
Burlington Northern Santa Fe LLC
4.15%, 4/1/45	9,000	8,898
Campbell Soup Co.
4.15%, 3/15/28	13,000	12,433
Capital One Financial Corp.
3.80%, 1/31/28	45,000	42,539
Cardinal Health, Inc.
3.41%, 6/15/27	21,000	19,417
4.37%, 6/15/47	7,000	6,253
CBS Corp.
4.60%, 1/15/45	11,000	10,429
Celgene Corp.
2.88%, 8/15/20	74,000	73,547
4.35%, 11/15/47	11,000	9,886
Citigroup, Inc.
5.50%, 9/13/25	134,000	142,961
Comcast Corp.
4.25%, 1/15/33	12,000	11,782
4.65%, 7/15/42	46,000	45,615
Commonwealth Edison Co.
3.65%, 6/15/46	7,000	6,358
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/58	13,000	12,898
CSX Corp.
4.25%, 11/1/66	10,000	9,014
CVS Health Corp.
4.88%, 7/20/35	60,000	60,460
5.05%, 3/25/48	36,000	36,964
Dow Chemical Co. (The)
4.13%, 11/15/21	147,000	150,596
eBay, Inc.
2.88%, 8/1/21	30,000	29,569
Edison International
2.13%, 4/15/20	20,000	19,617
EI du Pont de Nemours & Co.
2.80%, 2/15/23	88,000	85,630
EPR Properties
5.75%, 8/15/22	33,000	34,486
Exelon Corp.
3.50%, 6/1/22	44,000	43,269
Express Scripts Holding Co.
4.80%, 7/15/46	12,000	11,756
FedEx Corp.
4.55%, 4/1/46	12,000	11,798
General Mills, Inc.
4.20%, 4/17/28	18,000	17,759
General Motors Financial Co., Inc.
3.15%, 1/15/20	12,000	11,983
3.20%, 7/6/21	31,000	30,632
4.35%, 1/17/27	42,000	40,194
Gilead Sciences, Inc.
4.15%, 3/1/47	31,000	29,441
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	32,000	37,654
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	25,000	25,701
Home Depot, Inc. (The)
2.13%, 9/15/26	18,000	16,149
HSBC USA, Inc.
5.00%, 9/27/20	100,000	102,914
International Business Machines Corp.
4.00%, 6/20/42	31,000	30,181
International Paper Co.
4.40%, 8/15/47	12,000	11,106
JPMorgan Chase & Co.
5.63%, 8/16/43	51,000	58,155
Kimco Realty Corp.
3.13%, 6/1/23	21,000	20,248
Kraft Heinz Foods Co.
3.95%, 7/15/25	32,000	31,580
6.88%, 1/26/39	23,000	26,952
Kroger Co. (The)
1.50%, 9/30/19	12,000	11,834
3.70%, 8/1/27	30,000	28,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

September 30, 2018

Investments	Principal Amount	Value
Lowe’s Cos., Inc.
4.05%, 5/3/47	$11,000	$10,597
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	9,368
Marathon Petroleum Corp.
3.63%, 9/15/24	25,000	24,703
Marriott International, Inc.
3.00%, 3/1/19	57,000	57,003
McDonald’s Corp.
3.50%, 3/1/27	24,000	23,351
McKesson Corp.
3.80%, 3/15/24	113,000	112,296
Medtronic, Inc.
3.63%, 3/15/24	28,000	28,155
MetLife, Inc.
6.40%, 12/15/66	17,000	18,063
Microsoft Corp.
4.10%, 2/6/37	45,000	46,571
Molson Coors Brewing Co.
3.00%, 7/15/26	18,000	16,358
Morgan Stanley
4.88%, 11/1/22	148,000	153,483
MPLX L.P.
4.13%, 3/1/27	27,000	26,345
Newell Brands, Inc.
5.50%, 4/1/46	12,000	11,456
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	16,000	15,422
Northrop Grumman Corp.
3.25%, 8/1/23	84,000	82,617
NVR, Inc.
3.95%, 9/15/22	18,000	18,028
O’Reilly Automotive, Inc.
3.60%, 9/1/27	6,000	5,702
Oracle Corp.
4.30%, 7/8/34	31,000	31,710
3.85%, 7/15/36	40,000	38,713
Owens Corning
4.30%, 7/15/47	7,000	5,669
Pacific Gas & Electric Co.
6.05%, 3/1/34	68,000	77,492
Pfizer, Inc.
2.10%, 5/15/19	124,000	123,675
Philip Morris International, Inc.
3.13%, 8/17/27	20,000	18,943
Phillips 66
4.30%, 4/1/22	26,000	26,757
Phillips 66 Partners L.P.
3.55%, 10/1/26	11,000	10,393
QUALCOMM, Inc.
4.30%, 5/20/47	9,000	8,478
Reynolds American, Inc.
5.85%, 8/15/45	17,000	18,551
Rockwell Collins, Inc.
3.50%, 3/15/27	8,000	7,615
Santander Holdings USA, Inc.
2.65%, 4/17/20	81,000	79,988
Sempra Energy
3.25%, 6/15/27	16,000	14,943
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	40,000	36,928
South Carolina Electric & Gas Co.
4.10%, 6/15/46	6,000	5,555
Southern California Edison Co.
4.00%, 4/1/47	12,000	11,300
Synchrony Financial
2.70%, 2/3/20	110,000	108,801
Thermo Fisher Scientific, Inc.
3.00%, 4/15/23	86,000	83,465
Tyson Foods, Inc.
3.95%, 8/15/24	89,000	88,905
Union Pacific Corp.
3.95%, 9/10/28	35,000	35,224
United Parcel Service, Inc.
6.20%, 1/15/38	7,000	8,833
United Technologies Corp.
4.50%, 6/1/42	35,000	34,727
UnitedHealth Group, Inc.
3.38%, 4/15/27	25,000	24,314
Valero Energy Corp.
3.40%, 9/15/26	14,000	13,331
Verizon Communications, Inc.
4.15%, 3/15/24	63,000	64,261
4.40%, 11/1/34	156,000	152,562
Viacom, Inc.
4.50%, 3/1/21	57,000	58,041
Virginia Electric & Power Co.
3.80%, 4/1/28, Series A	42,000	41,986
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	9,000	8,769
Walmart, Inc.
4.05%, 6/29/48	8,000	8,032
Warner Media LLC
3.60%, 7/15/25	126,000	120,917
Wells Fargo & Co.
3.45%, 2/13/23, Series M	44,000	43,264
4.30%, 7/22/27	45,000	44,911
4.75%, 12/7/46	14,000	13,979
Xylem, Inc.
4.38%, 11/1/46	29,000	27,910

TOTAL CORPORATE BONDS (Cost: $4,777,131)		4,608,997

FOREIGN CORPORATE BOND - 0.2%

United Kingdom - 0.2%
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28 (Cost: $12,107)	12,000	12,138

U.S. GOVERNMENT OBLIGATIONS - 0.2%

U.S. Treasury Note - 0.2%
U.S. Treasury Note
2.25%, 2/15/27 (Cost: $9,864)	10,000	9,415

TOTAL INVESTMENTS IN SECURITIES - 96.3% (Cost: $4,799,102)		4,630,550
Other Assets less Liabilities - 3.7%		175,476

NET ASSETS - 100.0%		$4,806,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 97.8%

United States - 97.8%
ADT Security Corp. (The)
4.13%, 6/15/23(a)	$75,000	$71,905
AMC Networks, Inc.
5.00%, 4/1/24	50,000	49,375
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	50,000	49,980
Aramark Services, Inc.
4.75%, 6/1/26	50,000	49,125
Arconic, Inc.
5.13%, 10/1/24	50,000	50,469
Asbury Automotive Group, Inc.
6.00%, 12/15/24	50,000	50,750
Ashland LLC
4.75%, 8/15/22	89,000	90,161
Beacon Roofing Supply, Inc.
4.88%, 11/1/25(b)	50,000	46,250
Berry Global, Inc.
5.13%, 7/15/23	100,000	100,875
Boyd Gaming Corp.
6.38%, 4/1/26	50,000	51,562
Cable One, Inc.
5.75%, 6/15/22(b)	50,000	51,062
California Resources Corp.
8.00%, 12/15/22(b)	50,000	47,875
CCO Holdings LLC
5.13%, 5/1/27(b)	125,000	118,750
CDW LLC.
5.00%, 9/1/25	30,000	29,955
CenturyLink, Inc.
5.80%, 3/15/22, Series T	50,000	51,125
Cequel Communications Holdings I LLC
5.13%, 12/15/21(b)	50,000	50,438
Chemours Co. (The)
6.63%, 5/15/23	50,000	52,354
Chesapeake Energy Corp.
8.00%, 12/15/22(b)	75,000	78,562
CommScope Technologies LLC
6.00%, 6/15/25(b)	65,000	67,275
Community Health Systems, Inc.
6.25%, 3/31/23	50,000	47,610
Crestwood Midstream Partners L.P.
5.75%, 4/1/25	75,000	76,875
CSC Holdings LLC
5.25%, 6/1/24	75,000	73,500
DaVita, Inc.
5.75%, 8/15/22	100,000	102,210
Dell International LLC
7.13%, 6/15/24(b)	50,000	53,644
Diamond Offshore Drilling, Inc.
4.88%, 11/1/43	50,000	36,875
DISH DBS Corp.
5.00%, 3/15/23	76,000	69,255
5.88%, 11/15/24	25,000	22,500
DPL, Inc.
7.25%, 10/15/21	100,000	108,500
Encompass Health Corp.
5.75%, 11/1/24	50,000	50,563
Endo Finance LLC
5.38%, 1/15/23(b)	75,000	66,375
Envision Healthcare Corp.
5.63%, 7/15/22	50,000	51,435
Equinix, Inc.
5.88%, 1/15/26	50,000	51,562
ESH Hospitality, Inc.
5.25%, 5/1/25(b)	50,000	48,500
First Data Corp.
7.00%, 12/1/23(b)	146,000	152,387
Freeport-McMoRan, Inc.
3.88%, 3/15/23	50,000	48,460
5.45%, 3/15/43	50,000	45,750
Frontier Communications Corp.
6.88%, 1/15/25	75,000	45,962
11.00%, 9/15/25	50,000	39,236
Golden Nugget, Inc.
6.75%, 10/15/24(b)	50,000	50,844
Gray Television, Inc.
5.88%, 7/15/26(b)	75,000	74,531
Hanesbrands, Inc.
4.88%, 5/15/26(b)	50,000	48,063
HCA, Inc.
4.75%, 5/1/23	147,000	149,940
Hughes Satellite Systems Corp.
6.63%, 8/1/26	50,000	48,500
Iron Mountain, Inc.
5.25%, 3/15/28(b)	50,000	46,625
JBS USA LUX S.A.
5.75%, 6/15/25(b)	50,000	48,875
KLX, Inc.
5.88%, 12/1/22(b)	72,000	74,556
L Brands, Inc.
6.88%, 11/1/35	75,000	63,750
Level 3 Financing, Inc.
5.38%, 5/1/25	50,000	50,000
LPL Holdings, Inc.
5.75%, 9/15/25(b)	50,000	48,938
Meredith Corp.
6.88%, 2/1/26(b)	50,000	51,375
Navient Corp.
6.13%, 3/25/24	122,000	122,610
Nexstar Broadcasting, Inc.
5.63%, 8/1/24(b)	100,000	98,125
Nielsen Finance LLC
5.00%, 4/15/22(b)	100,000	97,750
NRG Energy, Inc.
7.25%, 5/15/26	75,000	81,750
Olin Corp.
5.13%, 9/15/27	50,000	48,500
PBF Holding Co. LLC
7.00%, 11/15/23	75,000	78,375
Platform Specialty Products Corp.
6.50%, 2/1/22(b)	83,000	84,764
Post Holdings, Inc.
5.75%, 3/1/27(b)	100,000	98,375
PulteGroup, Inc.
5.00%, 1/15/27	75,000	71,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2018

Investments	Principal Amount	Value
Scientific Games International, Inc.
10.00%, 12/1/22	$106,000	$112,625
Sirius XM Radio, Inc.
5.38%, 7/15/26(b)	50,000	49,750
Six Flags Entertainment Corp.
4.88%, 7/31/24(b)	45,000	43,988
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22	96,000	99,072
Springleaf Finance Corp.
7.75%, 10/1/21	60,000	64,949
T-Mobile USA, Inc.
6.00%, 3/1/23	89,000	91,714
Tenet Healthcare Corp.
6.75%, 6/15/23(a)	50,000	50,000
5.13%, 5/1/25	50,000	49,375
TransDigm, Inc.
6.38%, 6/15/26	75,000	75,937
Transocean, Inc.
7.50%, 1/15/26(b)	50,000	51,750
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)(b)	69,000	71,501
United Rentals North America, Inc.
5.88%, 9/15/26	50,000	51,500
United States Steel Corp.
6.88%, 8/15/25	50,000	51,312
WellCare Health Plans, Inc.
5.25%, 4/1/25	50,000	50,938
Western Digital Corp.
4.75%, 2/15/26	50,000	48,448
Wynn Las Vegas LLC
4.25%, 5/30/23(b)	75,000	72,000

TOTAL CORPORATE BONDS (Cost: $4,904,069)		4,921,496

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $178,725)(d)	178,725	178,725

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $5,082,794)		5,100,221
Other Assets less Liabilities - (1.4)%		(70,270)

NET ASSETS - 100.0%		$5,029,951

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $173,482 and the total market value of the collateral held by the Fund was $178,725.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 94.1%

United States - 94.1%
Abbott Laboratories
2.00%, 3/15/20	$60,000	$59,276
2.90%, 11/30/21	30,000	29,647
AbbVie, Inc.
2.85%, 5/14/23	37,000	35,664
Altria Group, Inc.
9.25%, 8/6/19	83,000	87,451
American Express Co.
2.50%, 8/1/22	39,000	37,420
American Honda Finance Corp.
2.45%, 9/24/20	49,000	48,445
American International Group, Inc.
3.38%, 8/15/20	48,000	48,051
3.30%, 3/1/21	86,000	85,872
Amgen, Inc.
3.88%, 11/15/21	47,000	47,708
Analog Devices, Inc.
2.50%, 12/5/21	10,000	9,629
Anthem, Inc.
3.13%, 5/15/22	24,000	23,642
Apple, Inc.
2.25%, 2/23/21	63,000	61,899
AT&T, Inc.
3.00%, 2/15/22	101,000	99,001
3.60%, 2/17/23	29,000	28,842
Bank of America Corp.
5.70%, 1/24/22	53,000	56,803
3.30%, 1/11/23	23,000	22,694
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	114,000	110,632
Baxter International, Inc.
1.70%, 8/15/21	22,000	20,953
BB&T Corp.
5.25%, 11/1/19	46,000	47,085
Block Financial LLC
5.50%, 11/1/22	11,000	11,423
Broadcom Corp.
2.65%, 1/15/23	36,000	34,046
Burlington Northern Santa Fe LLC
3.45%, 9/15/21	34,000	34,278
Campbell Soup Co.
3.65%, 3/15/23	23,000	22,581
Capital One Financial Corp.
4.75%, 7/15/21	49,000	50,624
Cardinal Health, Inc.
1.95%, 6/14/19	62,000	61,662
CBS Corp.
2.50%, 2/15/23	28,000	26,371
Celgene Corp.
2.88%, 8/15/20	52,000	51,682
Chevron Corp.
1.96%, 3/3/20	71,000	70,103
Cisco Systems, Inc.
2.60%, 2/28/23	17,000	16,557
Citigroup, Inc.
2.65%, 10/26/20	96,000	94,799
2.70%, 3/30/21	23,000	22,620
2.75%, 4/25/22	34,000	33,007
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	14,000	17,073
Comcast Corp.
2.75%, 3/1/23	29,000	28,057
Consolidated Edison, Inc.
2.00%, 5/15/21	75,000	72,496
Constellation Brands, Inc.
3.75%, 5/1/21	33,000	33,202
CVS Health Corp.
2.80%, 7/20/20	120,000	118,938
3.70%, 3/9/23	45,000	44,810
Dominion Energy, Inc.
2.58%, 7/1/20	49,000	48,362
Dow Chemical Co. (The)
4.25%, 11/15/20	79,000	80,481
Duke Energy Corp.
2.40%, 8/15/22	32,000	30,642
eBay, Inc.
2.60%, 7/15/22	22,000	21,244
Edison International
2.13%, 4/15/20	11,000	10,789
EI du Pont de Nemours & Co.
2.80%, 2/15/23	23,000	22,381
Exelon Corp.
3.50%, 6/1/22	44,000	43,269
Express Scripts Holding Co.
2.60%, 11/30/20	31,000	30,523
3.00%, 7/15/23	23,000	22,172
Fifth Third Bancorp
2.60%, 6/15/22	36,000	34,697
General Dynamics Corp.
2.25%, 11/15/22	19,000	18,182
General Mills, Inc.
2.60%, 10/12/22	25,000	23,992
General Motors Financial Co., Inc.
3.45%, 1/14/22	64,000	63,140
3.70%, 5/9/23	22,000	21,518
Gilead Sciences, Inc.
4.40%, 12/1/21	35,000	36,159
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	108,000	113,120
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	25,000	25,763
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	46,000	46,209
HP, Inc.
4.30%, 6/1/21	36,000	36,794
HSBC USA, Inc.
2.35%, 3/5/20	100,000	98,925
International Lease Finance Corp.
5.88%, 8/15/22	39,000	41,291
JPMorgan Chase & Co.
2.75%, 6/23/20	128,000	127,071
4.40%, 7/22/20	71,000	72,515
KeyCorp
5.10%, 3/24/21	27,000	28,104
Kraft Heinz Foods Co.
2.80%, 7/2/20	39,000	38,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2018

Investments	Principal Amount	Value
Kroger Co. (The)
3.40%, 4/15/22	$26,000	$25,802
Laboratory Corp. of America Holdings
3.20%, 2/1/22	26,000	25,673
Lockheed Martin Corp.
2.50%, 11/23/20	155,000	152,920
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	28,000	26,543
Marriott International, Inc.
2.30%, 1/15/22	27,000	25,910
McDonald’s Corp.
2.63%, 1/15/22	19,000	18,500
Medtronic, Inc.
3.15%, 3/15/22	26,000	25,836
Molson Coors Brewing Co.
2.10%, 7/15/21	15,000	14,433
Morgan Stanley
5.50%, 7/28/21	81,000	85,321
2.75%, 5/19/22	40,000	38,809
3.13%, 1/23/23	37,000	36,116
MPLX L.P.
4.50%, 7/15/23	22,000	22,579
National Oilwell Varco, Inc.
2.60%, 12/1/22	23,000	21,934
Newell Brands, Inc.
3.85%, 4/1/23	23,000	22,534
Northrop Grumman Corp.
2.55%, 10/15/22	23,000	22,196
NVIDIA Corp.
2.20%, 9/16/21	15,000	14,577
Omnicom Group, Inc.
4.45%, 8/15/20	40,000	40,832
Oracle Corp.
3.88%, 7/15/20	26,000	26,429
3.63%, 7/15/23	22,000	22,258
Philip Morris International, Inc.
2.38%, 8/17/22	21,000	20,173
QUALCOMM, Inc.
2.25%, 5/20/20	26,000	25,670
2.60%, 1/30/23	22,000	21,161
Republic Services, Inc.
3.55%, 6/1/22	25,000	25,015
Reynolds American, Inc.
4.00%, 6/12/22	26,000	26,183
Roper Technologies, Inc.
3.13%, 11/15/22	10,000	9,777
Santander Holdings USA, Inc.
3.40%, 1/18/23	25,000	24,132
Sempra Energy
2.90%, 2/1/23	32,000	30,917
Sherwin-Williams Co. (The)
2.25%, 5/15/20	24,000	23,658
Synchrony Financial
2.70%, 2/3/20	95,000	93,965
Tech Data Corp.
3.70%, 2/15/22	30,000	29,388
Thermo Fisher Scientific, Inc.
3.30%, 2/15/22	39,000	38,672
Toyota Motor Credit Corp.
3.30%, 1/12/22	36,000	36,015
United Parcel Service, Inc.
3.13%, 1/15/21	95,000	95,164
United Technologies Corp.
3.10%, 6/1/22	27,000	26,626
3.65%, 8/16/23	33,000	32,890
UnitedHealth Group, Inc.
1.95%, 10/15/20	39,000	38,192
Verizon Communications, Inc.
2.63%, 2/21/20	67,000	66,633
3.50%, 11/1/21	16,000	16,070
Viacom, Inc.
4.50%, 3/1/21	45,000	45,822
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	97,000	96,701
Walmart, Inc.
3.40%, 6/26/23	22,000	22,110
Walt Disney Co. (The)
2.35%, 12/1/22	26,000	24,997
Wells Fargo & Co.
2.15%, 1/30/20, Series N	40,000	39,534
2.55%, 12/7/20	35,000	34,460
4.60%, 4/1/21	64,000	65,839

TOTAL CORPORATE BONDS (Cost: $4,696,614)		4,620,036

FOREIGN CORPORATE BONDS - 2.8%

Germany - 2.8%
Deutsche Bank AG
2.70%, 7/13/20	36,000	35,279
4.25%, 10/14/21	100,000	99,442

TOTAL FOREIGN CORPORATE BONDS (Cost: $134,998)		134,721

U.S. GOVERNMENT OBLIGATIONS - 0.8%

U.S. Treasury Note - 0.8%
U.S. Treasury Note
2.63%, 8/31/20 (Cost: $40,859)	41,000	40,857

TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $4,872,471)		4,795,614
Other Assets less Liabilities - 2.3%		113,073

NET ASSETS - 100.0%		$4,908,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 95.5%

United States - 95.5%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$50,000	$50,500
ADT Security Corp. (The)
6.25%, 10/15/21	50,000	52,700
American Axle & Manufacturing, Inc.
6.63%, 10/15/22(a)	246,000	251,535
Archrock Partners L.P.
6.00%, 4/1/21	150,000	151,500
6.00%, 10/1/22	251,000	254,451
Arconic, Inc.
5.40%, 4/15/21	50,000	51,625
Cablevision Systems Corp.
8.00%, 4/15/20	50,000	52,812
5.88%, 9/15/22	246,000	251,381
California Resources Corp.
8.00%, 12/15/22(b)	100,000	95,750
CCO Holdings LLC
5.25%, 9/30/22	299,000	302,830
5.13%, 2/15/23	100,000	100,625
Centene Corp.
5.63%, 2/15/21	50,000	51,000
CenturyLink, Inc.
5.63%, 4/1/20, Series V	50,000	51,063
5.80%, 3/15/22, Series T	50,000	51,125
Cequel Communications Holdings I LLC
5.13%, 12/15/21(b)	50,000	50,438
Clean Harbors, Inc.
5.13%, 6/1/21	50,000	50,250
CommScope, Inc.
5.00%, 6/15/21(b)	50,000	50,250
Community Health Systems, Inc.
5.13%, 8/1/21(a)	64,000	62,560
Consolidated Communications, Inc.
6.50%, 10/1/22	262,000	248,900
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	50,000	51,937
Crown Americas LLC
4.50%, 1/15/23	50,000	50,325
CSC Holdings LLC
8.63%, 2/15/19	50,000	50,875
DaVita, Inc.
5.75%, 8/15/22	50,000	51,105
DCP Midstream Operating L.P.
3.88%, 3/15/23	50,000	49,000
Dell International LLC
5.88%, 6/15/21(b)	50,000	51,624
Denbury Resources, Inc.
9.00%, 5/15/21(b)	50,000	54,312
DISH DBS Corp.
7.88%, 9/1/19	50,000	51,885
5.13%, 5/1/20	50,000	50,562
5.88%, 7/15/22	307,000	300,802
DPL, Inc.
7.25%, 10/15/21	50,000	54,250
Edgewell Personal Care Co.
4.70%, 5/19/21	50,000	50,125
4.70%, 5/24/22	24,000	23,580
Endo Finance LLC
5.75%, 1/15/22(b)	100,000	93,875
Envision Healthcare Corp.
5.13%, 7/1/22(b)	50,000	51,475
Forum Energy Technologies, Inc.
6.25%, 10/1/21	200,000	200,500
Freeport-McMoRan, Inc.
3.88%, 3/15/23	100,000	96,920
Frontier Communications Corp.
8.75%, 4/15/22	50,000	41,500
10.50%, 9/15/22(a)	100,000	89,500
GameStop Corp.
6.75%, 3/15/21(a)(b)	248,000	254,572
Gap, Inc. (The)
5.95%, 4/12/21	50,000	52,215
Global Partners L.P.
6.25%, 7/15/22	251,000	251,000
Griffon Corp.
5.25%, 3/1/22	226,000	224,305
HCA, Inc.
5.88%, 3/15/22	150,000	159,375
Hughes Satellite Systems Corp.
6.63%, 8/1/26	50,000	48,500
Huntsman International LLC
4.88%, 11/15/20	50,000	51,000
5.13%, 11/15/22	244,000	252,235
JBS USA LUX S.A.
7.25%, 6/1/21(b)	298,000	303,960
Lee Enterprises, Inc.
9.50%, 3/15/22(b)	192,000	200,160
Level 3 Parent LLC
5.75%, 12/1/22	50,000	50,698
LifePoint Health, Inc.
5.50%, 12/1/21	50,000	50,946
Martin Midstream Partners L.P.
7.25%, 2/15/21	250,000	250,625
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22	244,000	251,930
MGM Resorts International
8.63%, 2/1/19	69,000	70,380
6.75%, 10/1/20	75,000	79,031
Molina Healthcare, Inc.
5.38%, 11/15/22	246,000	251,227
National CineMedia LLC
6.00%, 4/15/22	24,000	24,420
Navient Corp.
4.88%, 6/17/19	47,000	47,411
8.00%, 3/25/20	50,000	52,750
6.50%, 6/15/22	248,000	258,039
NCR Corp.
5.00%, 7/15/22	257,000	256,197
Nielsen Finance LLC
4.50%, 10/1/20	42,000	42,105
5.00%, 4/15/22(b)	256,000	250,240
NRG Energy, Inc.
6.25%, 7/15/22	25,000	25,855
PBF Logistics L.P.
6.88%, 5/15/23	40,000	41,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2018

Investments	Principal Amount	Value
Plantronics, Inc.
5.50%, 5/31/23(b)	$50,000	$49,875
Platform Specialty Products Corp.
6.50%, 2/1/22(b)	50,000	51,063
PulteGroup, Inc.
4.25%, 3/1/21	50,000	50,313
Rite Aid Corp.
6.13%, 4/1/23(b)	25,000	22,531
RR Donnelley & Sons Co.
7.88%, 3/15/21(a)	50,000	53,312
Scientific Games International, Inc.
10.00%, 12/1/22	100,000	106,250
Sealed Air Corp.
4.88%, 12/1/22(b)	50,000	50,688
Select Medical Corp.
6.38%, 6/1/21	50,000	50,750
SESI LLC
7.13%, 12/15/21	50,000	50,825
Sirius XM Radio, Inc.
3.88%, 8/1/22(b)	50,000	49,432
Spectrum Brands Holdings, Inc.
7.75%, 1/15/22	50,000	51,600
Springleaf Finance Corp.
5.25%, 12/15/19	50,000	50,813
6.13%, 5/15/22	294,000	304,657
Steel Dynamics, Inc.
5.13%, 10/1/21	50,000	50,613
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(b)	50,000	50,375
Tenet Healthcare Corp.
6.00%, 10/1/20	50,000	51,767
8.13%, 4/1/22	50,000	52,877
TransDigm, Inc.
5.50%, 10/15/20	50,000	50,125
6.00%, 7/15/22	234,000	238,387
Transocean, Inc.
5.80%, 10/15/22	50,000	49,938
TreeHouse Foods, Inc.
4.88%, 3/15/22	50,000	50,250
Tribune Media Co.
5.88%, 7/15/22	50,000	51,125
Triumph Group, Inc.
4.88%, 4/1/21	259,000	251,230
United Continental Holdings, Inc.
4.25%, 10/1/22	253,000	250,786
Zayo Group LLC
6.00%, 4/1/23	50,000	51,750

TOTAL CORPORATE BONDS (Cost: $9,577,514)		9,637,005

FOREIGN CORPORATE BOND - 2.5%

United Kingdom - 2.5%
Avon International Operations, Inc.
7.88%, 8/15/22(b)
(Cost: $253,195)	247,000	255,954

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $469,503)(d)	469,503	469,503

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $10,300,212)		10,362,462
Other Assets less Liabilities - (2.7)%		(268,406)

NET ASSETS - 100.0%		$10,094,056

(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $459,171 and the total market value of the collateral held by the Fund was $469,503.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 100.3%

United States - 100.3%

Aerospace & Defense - 2.1%
Boeing Co. (The)	154	$57,273
Teledyne Technologies, Inc.*	678	167,249

Total Aerospace & Defense		224,522

Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	1,087	126,907

Airlines - 0.9%
Delta Air Lines, Inc.	1,605	92,817

Auto Components - 0.5%
Lear Corp.	385	55,825

Banks - 1.3%
BankUnited, Inc.	2,107	74,588
Fifth Third Bancorp	2,157	60,223

Total Banks		134,811

Beverages - 0.3%
Brown-Forman Corp. Class B	728	36,800

Biotechnology - 0.7%
United Therapeutics Corp.*	545	69,695

Capital Markets - 0.4%
Affiliated Managers Group, Inc.	346	47,305

Chemicals - 1.2%
Huntsman Corp.	4,647	126,538

Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	5,658	91,942

Communications Equipment - 2.5%
Arista Networks, Inc.*	254	67,528
Ciena Corp.*	3,237	101,124
Lumentum Holdings, Inc.*	1,522	91,244

Total Communications Equipment		259,896

Construction & Engineering - 0.5%
KBR, Inc.	2,582	54,558

Consumer Finance - 0.6%
Santander Consumer USA Holdings, Inc.	3,096	62,044

Diversified Consumer Services - 1.8%
H&R Block, Inc.	7,582	195,236

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	3,646	122,433
Verizon Communications, Inc.	1,363	72,770

Total Diversified Telecommunication Services		195,203

Electric Utilities - 2.2%
PPL Corp.	2,130	62,324
Southern Co. (The)	3,858	168,209

Total Electric Utilities		230,533

Electronic Equipment, Instruments & Components - 2.4%
Coherent, Inc.*	533	91,777
Rogers Corp.*	583	85,888
Zebra Technologies Corp. Class A*	401	70,909

Total Electronic Equipment, Instruments & Components		248,574

Energy Equipment & Services - 1.5%
RPC, Inc.(a)	10,018	155,079

Entertainment - 0.5%
Viacom, Inc. Class B	1,609	54,320

Equity Real Estate Investment Trusts (REITs) - 4.4%
Duke Realty Corp.	4,528	128,459
Retail Properties of America, Inc. Class A	16,913	206,170
Weingarten Realty Investors	4,518	134,456

Total Equity Real Estate Investment Trusts (REITs)		469,085

Food Products - 1.7%
Sanderson Farms, Inc.	1,771	183,068

Health Care Equipment & Supplies - 0.8%
Zimmer Biomet Holdings, Inc.	639	84,009

Health Care Providers & Services - 8.4%
Anthem, Inc.	342	93,725
HCA Healthcare, Inc.	999	138,981
Laboratory Corp. of America Holdings*	417	72,424
MEDNAX, Inc.*	7,345	342,718
Patterson Cos., Inc.	2,689	65,746
Quest Diagnostics, Inc.	711	76,724
Universal Health Services, Inc. Class B	782	99,971

Total Health Care Providers & Services		890,289

Hotels, Restaurants & Leisure - 5.3%
Cracker Barrel Old Country Store, Inc.(a)	1,567	230,553
Las Vegas Sands Corp.	686	40,700
Starbucks Corp.	3,898	221,562
Wyndham Destinations, Inc.	1,629	70,634

Total Hotels, Restaurants & Leisure		563,449

Household Products - 3.7%
Clorox Co. (The)	885	133,113
Colgate-Palmolive Co.	1,017	68,088
Kimberly-Clark Corp.	592	67,275
WD-40 Co.	698	120,126

Total Household Products		388,602

Independent Power & Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	2,038	39,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2018

Investments	Shares	Value
Insurance - 7.4%
Aflac, Inc.	3,635	$171,099
Allstate Corp. (The)	1,373	135,515
Lincoln National Corp.	650	43,979
Principal Financial Group, Inc.	1,217	71,304
Prudential Financial, Inc.	621	62,920
Reinsurance Group of America, Inc.	1,085	156,848
Torchmark Corp.	1,634	141,651

Total Insurance		783,316

Interactive Media & Services - 2.3%
Facebook, Inc. Class A*	726	119,398
Match Group, Inc.*(a)	2,161	125,143

Total Interactive Media & Services		244,541

IT Services - 9.0%
DXC Technology Co.	1,179	110,260
Jack Henry & Associates, Inc.	1,733	277,419
Paychex, Inc.	1,768	130,213
Syntel, Inc.*	5,933	243,135
Visa, Inc. Class A	1,270	190,614

Total IT Services		951,641

Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc. Class A*	287	89,828
IQVIA Holdings, Inc.*	1,066	138,303

Total Life Sciences Tools & Services		228,131

Machinery - 0.9%
Fortive Corp.	1,085	91,357

Media - 2.3%
Comcast Corp. Class A	2,605	92,243
Omnicom Group, Inc.	1,483	100,874
Sinclair Broadcast Group, Inc. Class A	1,650	46,777

Total Media		239,894

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	5,872	81,738

Multiline Retail - 3.4%
Macy’s, Inc.	2,394	83,144
Nordstrom, Inc.	2,258	135,051
Target Corp.	1,610	142,018

Total Multiline Retail		360,213

Oil, Gas & Consumable Fuels - 3.9%
Laredo Petroleum, Inc.*	5,403	44,142
PBF Energy, Inc. Class A	2,315	115,542
Peabody Energy Corp.	2,171	77,374
Southwestern Energy Co.*	23,815	121,695
Williams Cos., Inc. (The)	2,152	58,513

Total Oil, Gas & Consumable Fuels		417,266

Pharmaceuticals - 1.1%
Pfizer, Inc.	2,741	120,796

Professional Services - 0.7%
Robert Half International, Inc.	987	69,465

Real Estate Management & Development - 0.5%
Realogy Holdings Corp.(a)	2,647	54,634

Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	1,747	67,521
Brooks Automation, Inc.	2,152	75,384
Lam Research Corp.	448	67,962
Micron Technology, Inc.*	1,194	54,005
NVIDIA Corp.	266	74,751
ON Semiconductor Corp.*	2,527	46,573
Teradyne, Inc.	2,378	87,938
Universal Display Corp.(a)	514	60,601

Total Semiconductors & Semiconductor Equipment		534,735

Software - 4.0%
Adobe Systems, Inc.*	663	178,977
Appfolio, Inc. Class A*	1,394	109,290
Intuit, Inc.	576	130,982

Total Software		419,249

Specialty Retail - 0.8%
Lowe’s Cos., Inc.	778	89,330

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	582	131,381
HP, Inc.	3,022	77,877
Western Digital Corp.	1,416	82,892

Total Technology Hardware, Storage & Peripherals		292,150

Tobacco - 0.4%
Philip Morris International, Inc.	462	37,671

Trading Companies & Distributors - 4.7%
Fastenal Co.	1,901	110,296
GATX Corp.	863	74,727
MSC Industrial Direct Co., Inc. Class A	1,594	140,448
Watsco, Inc.	931	165,811

Total Trading Companies & Distributors		491,282

TOTAL COMMON STOCKS (Cost: $9,856,708)		10,587,748

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b) (Cost: $340,236)(c)	340,236	340,236

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $10,196,944)		10,927,984
Other Assets less Liabilities - (3.5)%		(365,310)

NET ASSETS - 100.0%		$10,562,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2018

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $545,786 and the total market value of the collateral held by the Fund was $558,437. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $218,201.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAPS - SHORT EXPOSURE TO REFERENCE ENTITY (OTC - OVER THE COUNTER)

							Value
Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	2.52% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Bank of America Merrill Lynch	11/2/18	$190,193	$—	$—	$—	$(1,570)
S&P 500 Index	2.47% (1-Month London Interbank Offered Rate plus 0.35%), Monthly	Bank of America Merrill Lynch	12/4/18	535,998	—	—	—	(4,443)
S&P 500 Index	2.42% (1-Month London Interbank Offered Rate plus 0.30%), Monthly	Bank of America Merrill Lynch	6/4/19	657,030	—	—	—	(5,468)
S&P 500 Index	2.32% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Bank of America Merrill Lynch	8/2/19	282,408	—	—	—	(2,370)
S&P 500 Index	2.42% (1-Month London Interbank Offered Rate plus 0.30%), Monthly	Bank of America Merrill Lynch	9/4/19	351,569	—	—	—	(922)
S&P 500 Index	2.37% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Bank of America Merrill Lynch	9/4/19	351,569	—	—	—	(952)
S&P 500 Index	2.73% (1-Month London Interbank Offered Rate plus 0.61%), Monthly	Citigroup	3/4/19	956,728	—	—	—	(7,759)
S&P 500 Index	2.37% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Citigroup	4/2/19	1,083,523	—	—	—	(9,056)
S&P 500 Index	2.74% (1-Month London Interbank Offered Rate plus 0.62%), Monthly	Goldman Sachs	3/4/19	962,491	—	—	—	(7,799)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2018

S&P 500 Index	2.32% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Goldman Sachs	5/2/19	288,171	—	—	—	(2,418)
S&P 500 Index	2.37% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Goldman Sachs	6/4/19	466,837	—	—	—	(3,902)
S&P 500 Index	2.48% (1-Month London Interbank Offered Rate plus 0.36%), Monthly	Goldman Sachs	9/4/19	305,461	—	—	—	(779)
S&P 500 Index	2.59% (1-Month London Interbank Offered Rate plus 0.47%), Monthly	Morgan Stanley & Co.	11/2/18	242,064	—	—	—	(1,986)
S&P 500 Index	2.32% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Morgan Stanley & Co.	12/4/18	530,235	—	—	—	(4,450)
S&P 500 Index	2.32% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Morgan Stanley & Co.	6/4/19	564,815	—	—	—	(4,740)
S&P 500 Index	2.38% (1-Month London Interbank Offered Rate plus 0.26%), Monthly	Morgan Stanley & Co.	8/2/19	328,515	—	—	—	(2,743)

				$8,097,607			$—	$(61,357)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.1%
Boeing Co. (The)	2,667	$991,858
Teledyne Technologies, Inc.*	10,596	2,613,821

Total Aerospace & Defense		3,605,679

Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	18,504	2,160,342

Airlines - 0.9%
Delta Air Lines, Inc.	27,436	1,586,624

Auto Components - 0.5%
Lear Corp.	5,869	851,005

Banks - 1.4%
BankUnited, Inc.	38,826	1,374,440
Fifth Third Bancorp	38,239	1,067,633

Total Banks		2,442,073

Beverages - 0.4%
Brown-Forman Corp. Class B	12,368	625,202

Biotechnology - 0.7%
United Therapeutics Corp.*	9,191	1,175,345

Capital Markets - 0.5%
Affiliated Managers Group, Inc.	6,177	844,519

Chemicals - 1.2%
Huntsman Corp.	78,433	2,135,731

Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	90,222	1,466,108

Communications Equipment - 2.6%
Arista Networks, Inc.*	4,328	1,150,642
Ciena Corp.*	57,002	1,780,743
Lumentum Holdings, Inc.*	25,816	1,547,669

Total Communications Equipment		4,479,054

Construction & Engineering - 0.5%
KBR, Inc.	44,867	948,040

Consumer Finance - 0.6%
Santander Consumer USA Holdings, Inc.	50,659	1,015,206

Diversified Consumer Services - 1.8%
H&R Block, Inc.	125,400	3,229,050

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	54,607	1,833,703
Verizon Communications, Inc.	24,242	1,294,280

Total Diversified Telecommunication Services		3,127,983

Electric Utilities - 2.2%
PPL Corp.	38,608	1,129,670
Southern Co. (The)	62,438	2,722,297

Total Electric Utilities		3,851,967

Electronic Equipment, Instruments & Components - 2.0%
Coherent, Inc.*	7,228	1,244,589
Rogers Corp.*	7,673	1,130,386
Zebra Technologies Corp. Class A*	6,902	1,220,481

Total Electronic Equipment, Instruments & Components		3,595,456

Energy Equipment & Services - 1.4%
RPC, Inc.(a)	163,711	2,534,246

Entertainment - 0.3%
Viacom, Inc. Class B	18,280	617,133

Equity Real Estate Investment Trusts (REITs) - 4.4%
Duke Realty Corp.	70,899	2,011,405
Retail Properties of America, Inc. Class A	276,376	3,369,024
Weingarten Realty Investors	76,694	2,282,413

Total Equity Real Estate Investment Trusts (REITs)		7,662,842

Food Products - 1.8%
Sanderson Farms, Inc.	29,868	3,087,455

Health Care Equipment & Supplies - 0.9%
Zimmer Biomet Holdings, Inc.	11,644	1,530,837

Health Care Providers & Services - 8.3%
Anthem, Inc.	5,662	1,551,671
HCA Healthcare, Inc.	16,211	2,255,275
Laboratory Corp. of America Holdings*	7,324	1,272,032
MEDNAX, Inc.*	123,227	5,749,772
Patterson Cos., Inc.	34,947	854,454
Quest Diagnostics, Inc.	12,582	1,357,724
Universal Health Services, Inc. Class B	11,398	1,457,120

Total Health Care Providers & Services		14,498,048

Hotels, Restaurants & Leisure - 5.3%
Cracker Barrel Old Country Store, Inc.(a)	25,251	3,715,180
Las Vegas Sands Corp.	10,488	622,253
Starbucks Corp.	64,575	3,670,443
Wyndham Destinations, Inc.	28,145	1,220,367

Total Hotels, Restaurants & Leisure		9,228,243

Household Products - 3.7%
Clorox Co. (The)	14,847	2,233,137
Colgate-Palmolive Co.	14,622	978,943
Kimberly-Clark Corp.	11,512	1,308,224
WD-40 Co.	11,480	1,975,708

Total Household Products		6,496,012

Independent Power & Renewable Electricity Producers - 0.4%
Clearway Energy, Inc. Class C	36,216	697,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2018

Investments	Shares	Value
Insurance - 7.1%
Aflac, Inc.	60,613	$2,853,054
Allstate Corp. (The)	22,183	2,189,462
Lincoln National Corp.	7,116	481,469
Principal Financial Group, Inc.	22,902	1,341,828
Prudential Financial, Inc.	7,658	775,909
Reinsurance Group of America, Inc.	17,746	2,565,362
Torchmark Corp.	26,547	2,301,359

Total Insurance		12,508,443

Interactive Media & Services - 2.3%
Facebook, Inc. Class A*	13,396	2,203,106
Match Group, Inc.*(a)	31,804	1,841,770

Total Interactive Media & Services		4,044,876

IT Services - 9.2%
DXC Technology Co.	19,805	1,852,164
Jack Henry & Associates, Inc.	28,920	4,629,514
Paychex, Inc.	30,070	2,214,655
Syntel, Inc.*	103,728	4,250,773
Visa, Inc. Class A	21,026	3,155,792

Total IT Services		16,102,898

Life Sciences Tools & Services - 2.1%
Bio-Rad Laboratories, Inc. Class A*	4,624	1,447,266
IQVIA Holdings, Inc.*	17,519	2,272,915

Total Life Sciences Tools & Services		3,720,181

Machinery - 0.9%
Fortive Corp.	17,822	1,500,612

Media - 2.3%
Comcast Corp. Class A	45,453	1,609,490
Omnicom Group, Inc.	22,687	1,543,170
Sinclair Broadcast Group, Inc. Class A	30,794	873,010

Total Media		4,025,670

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	99,111	1,379,625

Multiline Retail - 3.6%
Macy’s, Inc.	45,573	1,582,750
Nordstrom, Inc.	39,099	2,338,511
Target Corp.	27,209	2,400,106

Total Multiline Retail		6,321,367

Oil, Gas & Consumable Fuels - 4.0%
Laredo Petroleum, Inc.*	91,706	749,238
PBF Energy, Inc. Class A	43,723	2,182,215
Peabody Energy Corp.	38,938	1,387,750
Southwestern Energy Co.*	393,736	2,011,991
Williams Cos., Inc. (The)	27,635	751,396

Total Oil, Gas & Consumable Fuels		7,082,590

Pharmaceuticals - 1.1%
Pfizer, Inc.	44,668	1,968,519

Professional Services - 0.7%
Robert Half International, Inc.	16,370	1,152,121

Real Estate Management & Development - 0.6%
Realogy Holdings Corp.(a)	49,725	1,026,324

Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	32,107	1,240,935
Brooks Automation, Inc.	37,321	1,307,355
Lam Research Corp.	6,077	921,881
Micron Technology, Inc.*	21,690	981,039
NVIDIA Corp.	4,571	1,284,542
ON Semiconductor Corp.*	35,961	662,761
Teradyne, Inc.	33,856	1,251,995
Universal Display Corp.(a)	6,884	811,624

Total Semiconductors & Semiconductor Equipment		8,462,132

Software - 3.9%
Adobe Systems, Inc.*	11,398	3,076,890
Appfolio, Inc. Class A*	21,698	1,701,123
Intuit, Inc.	9,211	2,094,582

Total Software		6,872,595

Specialty Retail - 0.9%
Lowe’s Cos., Inc.	14,355	1,648,241

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	10,062	2,271,396
HP, Inc.	53,646	1,382,457
Western Digital Corp.	25,128	1,470,993

Total Technology Hardware, Storage & Peripherals		5,124,846

Tobacco - 0.2%
Philip Morris International, Inc.	4,926	401,666

Trading Companies & Distributors - 4.7%
Fastenal Co.	33,432	1,939,725
GATX Corp.	14,328	1,240,661
MSC Industrial Direct Co., Inc. Class A	26,794	2,360,819
Watsco, Inc.	15,138	2,696,078

Total Trading Companies & Distributors		8,237,283

TOTAL COMMON STOCKS (Cost: $163,008,103)		175,071,347

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(b) (Cost: $5,571,089)(c)	5,571,089	5,571,089

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $168,579,192)		180,642,436
Other Assets less Liabilities - (3.0)%		(5,343,226)

NET ASSETS - 100.0%		$175,299,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2018

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(c)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,593,681 and the total market value of the collateral held by the Fund was $8,793,211. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,222,122.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2018

Investments	Shares	Value
COMMON STOCKS - 90.6%

Argentina - 0.0%

Internet & Catalog Retail - 0.0%
MercadoLibre, Inc.	3	$1,021

China - 0.0%

Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings, Inc.	35	1,229

Israel - 0.1%

Software - 0.1%
Check Point Software Technologies Ltd.*	15	1,765

Netherlands - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors N.V.	32	2,736

Russia - 0.1%

Interactive Media & Services - 0.1%
Yandex N.V. Class A*	42	1,381

United Kingdom - 0.1%

Energy Equipment & Services - 0.1%
TechnipFMC PLC	43	1,344

United States - 90.2%

Aerospace & Defense - 2.5%
Boeing Co. (The)	58	21,570
General Dynamics Corp.	22	4,504
Harris Corp.	9	1,523
L3 Technologies, Inc.	7	1,488
Lockheed Martin Corp.	24	8,303
Northrop Grumman Corp.	16	5,078
Raytheon Co.	26	5,373
Rockwell Collins, Inc.	14	1,967
Textron, Inc.	23	1,644
TransDigm Group, Inc.*	4	1,489
United Technologies Corp.	77	10,765

Total Aerospace & Defense		63,704

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	16	1,567
Expeditors International of Washington, Inc.	15	1,103
FedEx Corp.	22	5,297
United Parcel Service, Inc. Class B	67	7,822
XPO Logistics, Inc.*	10	1,142

Total Air Freight & Logistics		16,931

Airlines - 0.4%
American Airlines Group, Inc.	40	1,653
Delta Air Lines, Inc.	69	3,990
Southwest Airlines Co.	47	2,935
United Continental Holdings, Inc.*	24	2,138

Total Airlines		10,716

Auto Components - 0.1%
Aptiv PLC	25	2,098
Lear Corp.	6	870

Total Auto Components		2,968

Automobiles - 0.4%
Ford Motor Co.	373	3,450
General Motors Co.	121	4,074
Tesla, Inc.*	10	2,648

Total Automobiles		10,172

Banks - 5.4%
Bank of America Corp.	994	29,283
BB&T Corp.	75	3,641
Citigroup, Inc.	250	17,935
Citizens Financial Group, Inc.	42	1,620
Comerica, Inc.	15	1,353
Fifth Third Bancorp	50	1,396
Huntington Bancshares, Inc.	89	1,328
JPMorgan Chase & Co.	331	37,350
KeyCorp	96	1,909
M&T Bank Corp.	13	2,139
PNC Financial Services Group, Inc. (The)	45	6,129
Regions Financial Corp.	95	1,743
SunTrust Banks, Inc.	37	2,471
SVB Financial Group*	5	1,554
U.S. Bancorp	160	8,450
Wells Fargo & Co.	369	19,395
Zions Bancorp	16	802

Total Banks		138,498

Beverages - 1.7%
Coca-Cola Co. (The)	416	19,215
Constellation Brands, Inc. Class A	16	3,450
Keurig Dr Pepper, Inc.	76	1,761
Molson Coors Brewing Co. Class B	15	922
Monster Beverage Corp.*	41	2,389
PepsiCo, Inc.	137	15,317

Total Beverages		43,054

Biotechnology - 2.3%
AbbVie, Inc.	138	13,052
Alexion Pharmaceuticals, Inc.*	16	2,224
Amgen, Inc.	59	12,230
Biogen, Inc.*	18	6,360
BioMarin Pharmaceutical, Inc.*	12	1,164
Celgene Corp.*	74	6,622
Exact Sciences Corp.*	3	237
Gilead Sciences, Inc.	129	9,960
Incyte Corp.*	25	1,727
Regeneron Pharmaceuticals, Inc.*	7	2,828
Vertex Pharmaceuticals, Inc.*	18	3,469

Total Biotechnology		59,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2018

Investments	Shares	Value
Building Products - 0.2%
Johnson Controls International PLC	106	$3,710
Masco Corp.	36	1,317
Owens Corning	10	543

Total Building Products		5,570

Capital Markets - 2.4%
Ameriprise Financial, Inc.	13	1,920
Bank of New York Mellon Corp. (The)	96	4,895
BlackRock, Inc.	12	5,656
Charles Schwab Corp. (The)	115	5,652
CME Group, Inc.	27	4,596
E*TRADE Financial Corp.*	23	1,205
Franklin Resources, Inc.	35	1,064
Goldman Sachs Group, Inc. (The)	37	8,297
Intercontinental Exchange, Inc.	52	3,894
Invesco Ltd.	38	869
Moody’s Corp.	18	3,010
Morgan Stanley	113	5,262
Northern Trust Corp.	22	2,247
S&P Global, Inc.	24	4,689
State Street Corp.	33	2,765
T. Rowe Price Group, Inc.	22	2,402
TD Ameritrade Holding Corp.	48	2,536

Total Capital Markets		60,959

Chemicals - 1.5%
Air Products & Chemicals, Inc.	21	3,508
Albemarle Corp.	10	998
Celanese Corp.	12	1,368
CF Industries Holdings, Inc.	18	980
DowDuPont, Inc.	208	13,376
Ecolab, Inc.	25	3,919
FMC Corp.	12	1,046
LyondellBasell Industries N.V. Class A	25	2,563
Mosaic Co. (The)	24	780
PPG Industries, Inc.	24	2,619
Praxair, Inc.	26	4,179
Sherwin-Williams Co. (The)	8	3,642

Total Chemicals		38,978

Commercial Services & Supplies - 0.3%
Copart, Inc.*	48	2,473
Republic Services, Inc.	21	1,526
Waste Management, Inc.	39	3,524

Total Commercial Services & Supplies		7,523

Communications Equipment - 1.1%
Arista Networks, Inc.*	4	1,064
Cisco Systems, Inc.	469	22,817
Juniper Networks, Inc.	19	569
Motorola Solutions, Inc.	14	1,822
Palo Alto Networks, Inc.*	9	2,027

Total Communications Equipment		28,299

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6	1,092
Vulcan Materials Co.	11	1,223

Total Construction Materials		2,315

Consumer Finance - 0.7%
American Express Co.	83	8,839
Capital One Financial Corp.	43	4,082
Discover Financial Services	34	2,599
Synchrony Financial	64	1,989

Total Consumer Finance		17,509

Containers & Packaging - 0.2%
Ball Corp.	43	1,892
Crown Holdings, Inc.*	8	384
International Paper Co.	37	1,818

Total Containers & Packaging		4,094

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B*	143	30,618

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	713	23,942
CenturyLink, Inc.	99	2,099
Verizon Communications, Inc.	405	21,623

Total Diversified Telecommunication Services		47,664

Electric Utilities - 1.4%
American Electric Power Co., Inc.	44	3,119
Duke Energy Corp.	67	5,361
Edison International	29	1,963
Entergy Corp.	53	4,300
Evergy, Inc.	24	1,318
Eversource Energy	27	1,659
Exelon Corp.	86	3,755
FirstEnergy Corp.	49	1,821
NextEra Energy, Inc.	42	7,039
PG&E Corp.*	44	2,025
PPL Corp.	62	1,814
Southern Co. (The)	19	828
Xcel Energy, Inc.	43	2,030

Total Electric Utilities		37,032

Electrical Equipment - 0.4%
Eaton Corp. PLC	40	3,469
Emerson Electric Co.	61	4,672
Rockwell Automation, Inc.	12	2,250

Total Electrical Equipment		10,391

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	20	1,881
Corning, Inc.	81	2,859
IPG Photonics Corp.*	3	468
TE Connectivity Ltd.	34	2,990

Total Electronic Equipment, Instruments & Components		8,198

Energy Equipment & Services - 0.5%
Baker Hughes Co.	28	947
Halliburton Co.	85	3,445
National Oilwell Varco, Inc.	33	1,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2018

Investments	Shares	Value
Schlumberger Ltd.	116	$7,067

Total Energy Equipment & Services		12,881

Entertainment - 1.9%
Activision Blizzard, Inc.	76	6,323
Electronic Arts, Inc.*	27	3,253
Netflix, Inc.*	37	13,843
Take-Two Interactive Software, Inc.*	10	1,380
Twenty-First Century Fox, Inc. Class A	116	5,374
Twenty-First Century Fox, Inc. Class B	46	2,108
Walt Disney Co. (The)	144	16,839

Total Entertainment		49,120

Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	42	6,103
AvalonBay Communities, Inc.	11	1,993
Crown Castle International Corp.	35	3,897
Digital Realty Trust, Inc.	15	1,687
Equinix, Inc.	7	3,030
Equity Residential	30	1,988
Host Hotels & Resorts, Inc.	58	1,224
Prologis, Inc.	67	4,542
Public Storage	13	2,621
Realty Income Corp.	63	3,584
SBA Communications Corp.*	10	1,606
Simon Property Group, Inc.	23	4,065
Ventas, Inc.	29	1,577
Welltower, Inc.	39	2,508
Weyerhaeuser Co.	78	2,517

Total Equity Real Estate Investment Trusts (REITs)		42,942

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	42	9,865
Kroger Co. (The)	83	2,416
Sysco Corp.	50	3,663
Walgreens Boots Alliance, Inc.	82	5,978
Walmart, Inc.	152	14,274

Total Food & Staples Retailing		36,196

Food Products - 1.0%
Archer-Daniels-Midland Co.	53	2,664
Campbell Soup Co.	13	476
Conagra Brands, Inc.	36	1,223
General Mills, Inc.	52	2,232
Hershey Co. (The)	13	1,326
J.M. Smucker Co. (The)	10	1,026
Kellogg Co.	24	1,680
Kraft Heinz Co. (The)	62	3,417
McCormick & Co., Inc. Non-Voting Shares	10	1,318
Mondelez International, Inc. Class A	142	6,100
Pinnacle Foods, Inc.	34	2,204
Tyson Foods, Inc. Class A	24	1,429

Total Food Products		25,095

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	178	13,058
ABIOMED, Inc.*	3	1,349
Align Technology, Inc.*	7	2,739
Baxter International, Inc.	59	4,548
Becton, Dickinson and Co.	22	5,742
Boston Scientific Corp.*	128	4,928
Cooper Cos., Inc. (The)	4	1,109
Danaher Corp.	55	5,976
Dentsply Sirona, Inc.	33	1,245
Edwards Lifesciences Corp.*	18	3,134
IDEXX Laboratories, Inc.*	7	1,748
Intuitive Surgical, Inc.*	9	5,166
Medtronic PLC	149	14,657
Stryker Corp.	25	4,442
Zimmer Biomet Holdings, Inc.	20	2,629

Total Health Care Equipment & Supplies		72,470

Health Care Providers & Services - 2.9%
Aetna, Inc.	27	5,477
AmerisourceBergen Corp.	15	1,383
Anthem, Inc.	23	6,303
Cardinal Health, Inc.	34	1,836
Centene Corp.*	19	2,751
Cigna Corp.	22	4,581
CVS Health Corp.	101	7,951
Envision Healthcare Corp.*	56	2,561
Express Scripts Holding Co.*	55	5,226
HCA Healthcare, Inc.	27	3,756
Henry Schein, Inc.*	12	1,020
Humana, Inc.	10	3,385
Laboratory Corp. of America Holdings*	9	1,563
McKesson Corp.	20	2,653
Quest Diagnostics, Inc.	11	1,187
UnitedHealth Group, Inc.	88	23,412

Total Health Care Providers & Services		75,045

Health Care Technology - 0.1%
Cerner Corp.*	41	2,641

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	51	3,252
Chipotle Mexican Grill, Inc.*	3	1,363
Darden Restaurants, Inc.	10	1,112
Domino’s Pizza, Inc.	4	1,179
Hilton Worldwide Holdings, Inc.	47	3,797
Marriott International, Inc. Class A	41	5,413
McDonald’s Corp.	72	12,045
MGM Resorts International	50	1,395
Norwegian Cruise Line Holdings Ltd.*	18	1,034
Royal Caribbean Cruises Ltd.	16	2,079
Starbucks Corp.	139	7,901
Wyndham Destinations, Inc.	21	911
Wynn Resorts Ltd.	5	635
Yum! Brands, Inc.	37	3,364

Total Hotels, Restaurants & Leisure		45,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2018

Investments	Shares	Value
Household Durables - 0.3%
D.R. Horton, Inc.	33	$1,392
Lennar Corp. Class A	28	1,307
Mohawk Industries, Inc.*	6	1,052
Newell Brands, Inc.	40	812
Roku, Inc.*	18	1,315
Whirlpool Corp.	7	831

Total Household Durables		6,709

Household Products - 1.3%
Church & Dwight Co., Inc.	21	1,247
Clorox Co. (The)	11	1,654
Colgate-Palmolive Co.	82	5,490
Kimberly-Clark Corp.	31	3,523
Procter & Gamble Co. (The)	246	20,475

Total Household Products		32,389

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	45	1,683

Industrial Conglomerates - 1.4%
3M Co.	57	12,010
General Electric Co.	830	9,371
Honeywell International, Inc.	72	11,981
Roper Technologies, Inc.	8	2,370

Total Industrial Conglomerates		35,732

Insurance - 1.6%
Aflac, Inc.	74	3,483
Allstate Corp. (The)	32	3,158
American International Group, Inc.	80	4,259
Aon PLC	24	3,691
Chubb Ltd.	42	5,613
Hartford Financial Services Group, Inc. (The)	29	1,449
Lincoln National Corp.	19	1,286
Marsh & McLennan Cos., Inc.	45	3,722
MetLife, Inc.	83	3,878
Progressive Corp. (The)	53	3,765
Prudential Financial, Inc.	41	4,154
Travelers Cos., Inc. (The)	26	3,373

Total Insurance		41,831

Interactive Media & Services - 4.3%
Alphabet, Inc. Class A*	27	32,591
Alphabet, Inc. Class C*	30	35,804
Facebook, Inc. Class A*	224	36,839
IAC/InterActiveCorp*	7	1,517
Snap, Inc. Class A*	42	356
Twitter, Inc.*	90	2,561
Zillow Group, Inc. Class C*	14	620

Total Interactive Media & Services		110,288

Internet & Catalog Retail - 3.6%
Amazon.com, Inc.*	40	80,120
Booking Holdings, Inc.*	4	7,936
eBay, Inc.*	91	3,005
Etsy, Inc.*	9	463
Expedia Group, Inc.	11	1,435
Wayfair, Inc. Class A*	2	295

Total Internet & Catalog Retail		93,254

IT Services - 4.9%
Accenture PLC Class A	61	10,382
Akamai Technologies, Inc.*	15	1,097
Alliance Data Systems Corp.	5	1,181
Automatic Data Processing, Inc.	42	6,328
Broadridge Financial Solutions, Inc.	10	1,319
Cognizant Technology Solutions Corp. Class A	64	4,938
DXC Technology Co.	27	2,525
Fidelity National Information Services, Inc.	29	3,163
First Data Corp. Class A*	57	1,395
Fiserv, Inc.*	45	3,707
FleetCor Technologies, Inc.*	8	1,823
Global Payments, Inc.	12	1,529
GoDaddy, Inc. Class A*	25	2,085
International Business Machines Corp.	88	13,306
MasterCard, Inc. Class A	90	20,035
Paychex, Inc.	51	3,756
PayPal Holdings, Inc.*	125	10,980
Square, Inc. Class A*	37	3,663
Total System Services, Inc.	22	2,172
Twilio, Inc. Class A*	6	518
VeriSign, Inc.*	7	1,121
Visa, Inc. Class A	178	26,716
Worldpay, Inc. Class A*	25	2,532

Total IT Services		126,271

Leisure Products - 0.0%
Hasbro, Inc.	11	1,156

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	42	2,963
Illumina, Inc.*	10	3,670
IQVIA Holdings, Inc.*	16	2,076
Mettler-Toledo International, Inc.*	2	1,218
Thermo Fisher Scientific, Inc.	39	9,519
Waters Corp.*	6	1,168

Total Life Sciences Tools & Services		20,614

Machinery - 1.2%
Caterpillar, Inc.	57	8,692
Cummins, Inc.	16	2,337
Deere & Co.	28	4,209
Dover Corp.	14	1,240
Fortive Corp.	24	2,021
Illinois Tool Works, Inc.	30	4,234
Ingersoll-Rand PLC	24	2,455
PACCAR, Inc.	32	2,182
Parker-Hannifin Corp.	13	2,391
Stanley Black & Decker, Inc.	14	2,050

Total Machinery		31,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2018

Investments	Shares	Value
Media - 1.0%
CBS Corp. Class B Non-Voting Shares	29	$1,666
Charter Communications, Inc. Class A*	17	5,540
Comcast Corp. Class A	453	16,041
Discovery, Inc. Class A*	28	896
Omnicom Group, Inc.	21	1,428
Sirius XM Holdings, Inc.	138	872

Total Media		26,443

Metals & Mining - 0.3%
Alcoa Corp.*	24	970
Cleveland-Cliffs, Inc.*	18	228
Freeport-McMoRan, Inc.	123	1,712
Newmont Mining Corp.	53	1,600
Nucor Corp.	29	1,840
United States Steel Corp.	37	1,128

Total Metals & Mining		7,478

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp.	12	224

Multi-Utilities - 0.7%
CMS Energy Corp.	48	2,352
Consolidated Edison, Inc.	28	2,133
Dominion Energy, Inc.	62	4,357
DTE Energy Co.	14	1,528
Public Service Enterprise Group, Inc.	45	2,376
Sempra Energy	21	2,389
WEC Energy Group, Inc.	48	3,204

Total Multi-Utilities		18,339

Multiline Retail - 0.5%
Dollar General Corp.	21	2,296
Dollar Tree, Inc.*	26	2,120
Kohl’s Corp.	22	1,640
Macy’s, Inc.	43	1,494
Nordstrom, Inc.	20	1,196
Target Corp.	49	4,322

Total Multiline Retail		13,068

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	59	3,977
Andeavor	14	2,149
Apache Corp.	35	1,668
Cheniere Energy, Inc.*	31	2,154
Chevron Corp.	186	22,744
Cimarex Energy Co.	9	837
Concho Resources, Inc.*	15	2,291
ConocoPhillips	111	8,591
Continental Resources, Inc.*	5	341
Delek U.S. Holdings, Inc.	8	339
Devon Energy Corp.	63	2,516
Diamondback Energy, Inc.	7	946
EOG Resources, Inc.	51	6,506
EQT Corp.	29	1,283
Exxon Mobil Corp.	411	34,943
Hess Corp.	23	1,646
HollyFrontier Corp.	12	839
Kinder Morgan, Inc.	186	3,298
Marathon Oil Corp.	69	1,606
Marathon Petroleum Corp.	42	3,359
Noble Energy, Inc.	48	1,497
Oasis Petroleum, Inc.*	36	511
Occidental Petroleum Corp.	69	5,670
ONEOK, Inc.	50	3,390
Parsley Energy, Inc. Class A*	43	1,258
PBF Energy, Inc. Class A	9	449
Phillips 66	43	4,847
Pioneer Natural Resources Co.	15	2,613
Targa Resources Corp.	27	1,520
Valero Energy Corp.	38	4,323
Whiting Petroleum Corp.*	13	690
Williams Cos., Inc. (The)	92	2,502
WPX Energy, Inc.*	69	1,388

Total Oil, Gas & Consumable Fuels		132,691

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	20	2,906

Pharmaceuticals - 4.4%
Allergan PLC	32	6,095
Bristol-Myers Squibb Co.	162	10,057
Eli Lilly & Co.	93	9,980
Johnson & Johnson	258	35,648
Merck & Co., Inc.	263	18,657
Mylan N.V.*	44	1,610
Nektar Therapeutics*	13	792
Perrigo Co. PLC	12	850
Pfizer, Inc.	579	25,517
Zoetis, Inc.	48	4,395

Total Pharmaceuticals		113,601

Professional Services - 0.1%
Equifax, Inc.	9	1,175
Nielsen Holdings PLC	29	802

Total Professional Services		1,977

Road & Rail - 1.0%
CSX Corp.	89	6,590
JB Hunt Transport Services, Inc.	8	952
Kansas City Southern	9	1,020
Norfolk Southern Corp.	29	5,234
Union Pacific Corp.	74	12,049

Total Road & Rail		25,845

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc.*	104	3,213
Analog Devices, Inc.	43	3,976
Applied Materials, Inc.	24	928
Broadcom, Inc.	32	7,895
First Solar, Inc.*	5	242
Intel Corp.	455	21,517
KLA-Tencor Corp.	12	1,221
Lam Research Corp.	8	1,214
Marvell Technology Group Ltd.	55	1,061
Maxim Integrated Products, Inc.	44	2,481
Microchip Technology, Inc.	25	1,973
Micron Technology, Inc.*	115	5,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2018

Investments	Shares	Value
NVIDIA Corp.	58	$16,299
ON Semiconductor Corp.*	80	1,474
Qorvo, Inc.*	9	692
QUALCOMM, Inc.	156	11,237
Skyworks Solutions, Inc.	14	1,270
Teradyne, Inc.	30	1,109
Texas Instruments, Inc.	100	10,729
Xilinx, Inc.	19	1,523

Total Semiconductors & Semiconductor Equipment		95,255

Software - 5.6%
Adobe Systems, Inc.*	44	11,878
Autodesk, Inc.*	21	3,278
Box, Inc. Class A*	10	239
CA, Inc.	48	2,119
Citrix Systems, Inc.*	22	2,446
Dell Technologies, Inc. Class V*	19	1,845
Intuit, Inc.	20	4,548
Microsoft Corp.	743	84,977
Oracle Corp.	293	15,107
Red Hat, Inc.*	12	1,635
salesforce.com, Inc.*	64	10,178
ServiceNow, Inc.*	14	2,739
Splunk, Inc.*	12	1,451
Symantec Corp.	42	894
Trade Desk, Inc. (The) Class A*	2	302
Workday, Inc. Class A*	10	1,460

Total Software		145,096

Specialty Retail - 2.4%
Advance Auto Parts, Inc.	7	1,178
American Eagle Outfitters, Inc.	57	1,415
AutoZone, Inc.*	2	1,551
Best Buy Co., Inc.	23	1,825
CarMax, Inc.*	14	1,045
Dick’s Sporting Goods, Inc.	19	674
Five Below, Inc.*	2	260
Foot Locker, Inc.	27	1,377
Gap, Inc. (The)	19	548
Home Depot, Inc. (The)	107	22,165
L Brands, Inc.	29	879
Lowe’s Cos., Inc.	82	9,415
O’Reilly Automotive, Inc.*	7	2,431
Ross Stores, Inc.	33	3,270
Signet Jewelers Ltd.	6	396
Tiffany & Co.	12	1,548
TJX Cos., Inc. (The)	64	7,169
Tractor Supply Co.	13	1,182
Ulta Salon Cosmetics & Fragrance, Inc.*	5	1,411
Williams-Sonoma, Inc.	22	1,446

Total Specialty Retail		61,185

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	470	106,098
Hewlett Packard Enterprise Co.	129	2,104
HP, Inc.	155	3,994
NetApp, Inc.	27	2,319
Seagate Technology PLC	37	1,752
Western Digital Corp.	18	1,054

Total Technology Hardware, Storage & Peripherals		117,321

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	13	240
lululemon athletica, Inc.*	11	1,787
Michael Kors Holdings Ltd.*	17	1,166
NIKE, Inc. Class B	128	10,844
PVH Corp.	6	866
Ralph Lauren Corp.	2	275
Tapestry, Inc.	23	1,156
Under Armour, Inc. Class A*	36	764
VF Corp.	32	2,991

Total Textiles, Apparel & Luxury Goods		20,089

Tobacco - 0.9%
Altria Group, Inc.	182	10,977
Philip Morris International, Inc.	156	12,720

Total Tobacco		23,697

Trading Companies & Distributors - 0.2%
Fastenal Co.	41	2,379
United Rentals, Inc.*	7	1,145
W.W. Grainger, Inc.	4	1,430

Total Trading Companies & Distributors		4,954

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.*	33	2,316

Total United States		2,321,159

TOTAL COMMON STOCKS (Cost: $2,250,820)		2,330,635

EXCHANGE-TRADED FUND - 3.7%

United States - 3.7%
iShares 1-3 Year Treasury Bond ETF (Cost: $93,986)	1,129	93,809

	Principal Amount
U.S. GOVERNMENT OBLIGATIONS - 0.6%

U.S. Treasury Bill - 0.6%
U.S. Treasury Bill 2.12%, 12/6/18(a) (Cost: $14,943)	$15,000	14,942

TOTAL INVESTMENTS IN SECURITIES - 94.9% (Cost: $2,359,749)		2,439,386
Other Assets less Liabilities - 5.1%		132,338

NET ASSETS - 100.0%		$2,571,724

*	Non-income producing security.
(a)	Interest rate shown reflects the yield to maturity at the time of purchase.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

September 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	1	12/31/18	$210,734	$(422)
5 Year U.S. Treasury Note	3	12/31/18	337,430	(2,133)
10 Year U.S. Treasury Note	3	12/19/18	356,344	(3,532)
U.S. Treasury Long Bond	2	12/19/18	281,000	(6,312)
Ultra 10 Year U.S. Treasury Note	2	12/19/18	252,000	(3,284)

			$1,437,508	$(15,683)

†	As of September 30, 2018, cash collateral posted by the Fund with the broker for futures contracts was $15,675.
[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Balanced Income Fund (WBAL)

September 30, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
Domestic Equity - 31.2%
WisdomTree U.S. High Dividend Fund(a)	6,850	$494,296
WisdomTree U.S. LargeCap Dividend Fund(a)	2,719	259,420

Total Domestic Equity		753,716

Emerging Markets Equity - 7.3%
WisdomTree Emerging Markets Dividend Fund(a)	5,613	175,294

Fixed Income - 39.2%
iShares 20+ Year Treasury Bond ETF	536	62,857
iShares MBS ETF	629	64,994
WisdomTree Emerging Markets Local Debt Fund(a)	2,351	77,160
WisdomTree Fundamental U.S. Corporate Bond Fund(a)	2,756	132,205
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	5,644	136,641
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)(b)	9,813	474,557

Total Fixed Income		948,414

International Equity - 22.3%
WisdomTree Dynamic Currency Hedged International Equity Fund(a)	8,170	241,995
WisdomTree International High Dividend Fund(a)	7,134	298,059

Total International Equity		540,054

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,455,502)		2,417,478

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(c) (Cost: $4,950)(d)	4,950	4,950

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $2,460,452)		2,422,428
Other Assets less Liabilities - (0.2)%		(4,609)

NET ASSETS - 100.0%		$2,417,819

(a)	Affiliated company (See Note 4).
(b)	Security, or portion thereof, was on loan at September 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)

At September 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,836 and the total market value of the collateral held by the Fund was $4,950.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2018, the Trust consisted of 83 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund”)	April 7, 2016
WisdomTree Europe Domestic Economy Fund (“Europe Domestic Economy Fund”)	October 29, 2015
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund”)	February 10, 2017
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree ICBCCS S&P China 500 Fund (“ICBCCS S&P China 500 Fund”)	December 21, 2017
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015
WisdomTree 90/60 U.S. Balanced Fund (“90/60 U.S. Balanced Fund”)	August 2, 2018
WisdomTree Balanced Income Fund (“Balanced Income Fund”)	December 21, 2017

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV

Notes to Schedule of Investments (unaudited) (continued)

per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers.

Notes to Schedule of Investments (unaudited) (continued)

Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$16,337,472	$—	$—
Investment of Cash Collateral for Securities Loaned	—	77,186	—

Total	$16,337,472	$77,186	$—

Unrealized Appreciation on Foreign Currency Contracts	—	41,930	—
Unrealized Depreciation on Foreign Currency Contracts	—	(330)	—

Total - Net	$16,337,472	$118,786	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$242,894,685	$—	$—
Rights
Australia	1,405	—	—
Japan	—	19,515	—
Investment of Cash Collateral for Securities Loaned	—	1,540,721	—

Total	$242,896,090	$1,560,236	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,386,916	—
Unrealized Depreciation on Foreign Currency Contracts	—	(390,088)	—

Total - Net	$242,896,090	$2,557,064	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$22,244,920	$—	$—

Total	$22,244,920	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	125,508	—
Unrealized Depreciation on Foreign Currency Contracts	—	(48,031)	—

Total - Net	$22,244,920	$77,477	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$2,066,106	$16,739	$—
Japan	5,235,183	34,335	—
Other*	13,036,101	—	—
Rights	—	4,124	—
Investment of Cash Collateral for Securities Loaned	—	1,219,394	—

Total	$20,337,390	$1,274,592	$—

Unrealized Appreciation on Foreign Currency Contracts	—	132,615	—
Unrealized Depreciation on Foreign Currency Contracts	—	(49,960)	—

Total - Net	$20,337,390	$1,357,247	$—

Notes to Schedule of Investments (unaudited) (continued)

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,905,467	$—	$—
Investment of Cash Collateral for Securities Loaned	—	13,716	—

Total	$2,905,467	$13,716	$—

Unrealized Appreciation on Foreign Currency Contracts	—	60,714	—
Unrealized Depreciation on Foreign Currency Contracts	—	(232)	—

Total - Net	$2,905,467	$74,198	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$8,629,297	$—	$40,962	**
Other*	28,897,649	—	—
Warrants	—	0	—
Investment of Cash Collateral for Securities Loaned	—	58,078	—

Total	$37,526,946	$58,078	$40,962

Unrealized Depreciation on Foreign Currency Contracts	—	(7)	—

Total - Net	$37,526,946	$58,071	$40,962

Europe Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,515,061	$—	$—
Investment of Cash Collateral for Securities Loaned	—	52,310	—

Total	$9,515,061	$52,310	$—

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$202,045,191	$—	$—
Investment of Cash Collateral for Securities Loaned	—	345,115	—

Total	$202,045,191	$345,115	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$13,151,452	$—	$—

Total	$13,151,452	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	72,013	—
Unrealized Depreciation on Foreign Currency Contracts	—	(54,121)	—

Total - Net	$13,151,452	$17,892	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$883,836	$18,460	$—
Japan	2,539,006	17,361	—
Other*	15,760,142	—	—
Exchange-Traded Fund	89,195	—	—
Investment of Cash Collateral for Securities Loaned	—	370,792	—

Total	$19,272,179	$406,613	$—

Unrealized Appreciation on Foreign Currency Contracts	—	156	—
Unrealized Depreciation on Foreign Currency Contracts	—	(308)	—

Total - Net	$19,272,179	$406,461	$—

ICBCCS S&P China 500 Fund	Level 1	Level 2	Level 3
Common Stocks
Biotechnology	$98,049	$—	$12,241	**
Building Products	10,609	—	3,697	**
Chemicals	262,687	2,693	33,451	**
Entertainment	120,541	—	6,069	**
Household Durables	256,211	—	124,891	**
Machinery	355,758	—	4,033	**
Pharmaceuticals	536,971	—	22,455	**
Real Estate Management & Development	726,318	—	3,544	**
Other*	11,861,950	—	—
Investment of Cash Collateral for Securities Loaned	—	41,040	—

Total	$14,229,094	$43,733	$210,381

Notes to Schedule of Investments (unaudited) (continued)

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,608,997	$—
Foreign Corporate Bond	—	12,138	—
U.S. Government Obligations	—	9,415	—

Total	$—	$4,630,550	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,921,496	$—
Investment of Cash Collateral for Securities Loaned	—	178,725	—

Total	$—	$5,100,221	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,620,036	$—
Foreign Corporate Bonds	—	134,721	—
U.S. Government Obligations	—	40,857	—

Total	$—	$4,795,614	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$9,637,005	$—
Foreign Corporate Bond	—	255,954	—
Investment of Cash Collateral for Securities Loaned	—	469,503	—

Total	$—	$10,362,462	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,587,748	$—	$—
Investment of Cash Collateral for Securities Loaned	—	340,236	—

Total	$10,587,748	$340,236	$—

Unrealized Depreciation on Swap Contracts	—	(61,357)	—

Total - Net	$10,587,748	$278,879	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$175,071,347	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,571,089	—

Total	$175,071,347	$5,571,089	$—

90/60 U.S. Balanced Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,330,635	$—	$—
Exchange-Traded Fund	93,809	—	—
U.S. Government Obligations	—	14,942	—

Total	$2,424,444	$14,942	$—

Unrealized Depreciation on Futures Contracts	(15,683)	—	—

Total - Net	$2,408,761	$14,942	$—

Balanced Income Fund	Level 1	Level 2	Level 3
Exchange-Traded Funds	$2,417,478	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,950	—

Total	$2,417,478	$4,950	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
China
ICBCCS S&P China 500 Fund
Balance as of June 30, 2018	$176,198
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(57,200)
Purchases	28,007
Sales	—
Transfers into Level 3	174,734
Transfers out of Level 3	(111,358)

Balance as of September 30, 2018	$210,381

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018 is:	(57,200)

The following is a summary of the significant unobservable inputs used as of September 30, 2018 in valuing Level 3 securities:

Fund	Value	Valuation Approach	Valuation Technique	Unobservable Input	Range of Input Values	Weighted Average of Input Values	Impact to Fair Value from an Increase in Input
ICBCCS S&P China 500 Fund
Common Stocks
Biotechnology
Shanghai RAAS Blood Products Co., Ltd. Class A	$12,241	Market	Market Comparable	Percent change in value of market comparable benchmark	(1.73)% — 9.87%	4.07%	Increase
Building Products
Beijing Shouhang Resources Saving Co., Ltd. Class A	3,697	Market	Market Comparable	Percent change in value of market comparable benchmark	(5.66)% — (5.12)%	(5.39)%	Increase
Chemicals
China Hainan Rubber Industry Group Co., Ltd. Class A	4,073	Market	Market Comparable	Percent change in value of market comparable benchmark	(7.84)% — (6.25)%	(7.05)%	Increase
Kangde Xin Composite Material Group Co., Ltd. Class A	25,186	Market	Market Comparable	Percent change in value of market comparable benchmark	(6.26)% — (6.25)%	(6.26)%	Increase
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	4,192	Market	Market Comparable	Percent change in value of market comparable benchmark	(7.21)% — (6.25)%	(6.73)%	Increase
Entertainment
Giant Network Group Co., Ltd. Class A	6,069	Market	Market Quotation	Last Traded Price	18.98 CNY	18.98 CNY	Increase
Household Durables
Midea Group Co., Ltd. Class A	119,484	Market	Market Quotation	Last Traded Price	40.30 CNY	40.30 CNY	Increase
Wuxi Little Swan Co., Ltd. Class A	5,407	Market	Market Quotation	Last Traded Price	46.50 CNY	46.50 CNY	Increase
Machinery
Beijing SPC Environment Protection Tech Co., Ltd. Class A	4,033	Market	Market Comparable	Percent change in value of market comparable benchmark	(5.40)% — (5.12)%	(5.26)%	Increase
Pharmaceuticals
Yunnan Baiyao Group Co., Ltd. Class A	22,455	Market	Market Quotation	Last Traded Price	70.23 CNY	70.23 CNY	Increase
Real Estate Management & Development
Shanghai Lingang Holdings Corp., Ltd. Class A	3,544	Market	Market Comparable	Percent change in value of market comparable benchmark	(14.05)% — 0.70%	(6.67)%	Increase
Total	$210,381

Notes to Schedule of Investments (unaudited) (continued)

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts , swap contracts and futures contracts during the period ended September 30, 2018 and open positions in such derivatives as of September 30, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At September 30, 2018, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended September 30, 2018, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$11,386,824	$22,467,392	$—	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	183,837,847	359,884,686	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	15,746,259	31,569,550	—	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	13,531,861	27,289,274	—	—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	1,904,689	4,060,942	—	—
Emerging Markets Dividend Fund
Foreign exchange contracts	—	6,013	—	—
Europe Domestic Economy Fund
Foreign exchange contracts	—	2,725	—	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	9,209,739	17,718,695	—	—
Global SmallCap Dividend Fund
Foreign exchange contracts	—	20,015	—	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	7,153,483	—
90/60 U.S. Balanced Fund[1]
Interest rate contracts	—	—	—	1,445,350

[1]	For the period August 2, 2018 (commencement of operations) through September 30, 2018.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (“Forward Contract”) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. The Global Hedged SmallCap Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Equity Fund, Global SmallCap Dividend Fund, and the ICBCCS S&P China 500 Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Total Return Swap Contracts - The Dynamic Bearish U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited) (continued)

3. FEDERAL INCOME TAXES

At September 30, 2018, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$16,945,673	$863,828	$(1,353,243)	$(489,415)
Dynamic Currency Hedged International Equity Fund	235,195,082	25,580,932	(15,322,860)	10,258,072
Dynamic Currency Hedged International Quality Dividend Growth Fund	22,648,292	125,508	(451,403)	(325,895)
Dynamic Currency Hedged International SmallCap Equity Fund	21,676,951	1,293,903	(1,276,217)	17,686
Dynamic Currency Hedged Japan Equity Fund	2,446,305	590,346	(56,986)	533,360
Emerging Markets Dividend Fund	36,647,396	3,254,334	(2,275,751)	978,583
Europe Domestic Economy Fund	10,967,417	221,756	(1,621,802)	(1,400,046)
Global ex-Mexico Equity Fund	197,756,995	14,730,465	(10,097,154)	4,633,311
Global Hedged SmallCap Dividend Fund	11,096,648	2,129,256	(56,560)	2,072,696
Global SmallCap Dividend Fund	18,028,246	2,756,671	(1,106,277)	1,650,394
ICBCCS S&P China 500 Fund	17,464,483	165,749	(3,147,024)	(2,981,275)
Fundamental U.S. Corporate Bond Fund	4,799,102	3,360	(171,912)	(168,552)
Fundamental U.S. High Yield Corporate Bond Fund	5,088,210	90,789	(78,778)	12,011
Fundamental U.S. Short-Term Corporate Bond Fund	4,872,471	677	(77,534)	(76,857)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	10,300,212	79,861	(17,611)	62,250
Dynamic Bearish U.S. Equity Fund	10,263,571	965,140	(362,084)	603,056
Dynamic Long/Short U.S. Equity Fund	169,259,216	15,993,086	(4,609,866)	11,383,220
90/60 U.S. Balanced Fund	2,359,749	113,960	(50,006)	63,954
Balanced Income Fund	2,460,452	5,161	(43,185)	(38,024)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended September 30, 2018 are as follows:

Fund	Value at 6/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2018	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$19,718,373	$2,794,882	$5,181	$(363)	$(262,791)	$22,244,920	$76,071

Global Hedged SmallCap Dividend Fund
Global SmallCap Dividend Fund	$18,216,960	$198,931	$5,270,907	$1,671,412	$(1,664,944)	$13,151,452	$142,211

Balanced Income Fund
Dynamic Currency Hedged International Equity Fund	$118,584	$118,845	$178	$(6)	$4,750	$241,995	$1,213
Emerging Markets Dividend Fund	87,301	88,841	2,318	(141)	1,611	175,294	3,187
Fundamental U.S. Corporate Bond Fund	65,352	67,292	1,468	(76)	1,105	132,205	901
WisdomTree Emerging Markets Local Debt Fund	37,049	43,858	1,300	(232)	(2,215)	77,160	1,000
WisdomTree Interest Rate Hedged High Yield Bond Fund	67,789	69,273	1,522	(5)	1,106	136,641	1,505
WisdomTree International High Dividend Fund	148,171	146,673	212	(10)	3,437	298,059	2,173
WisdomTree U.S. High Dividend Fund	240,384	248,625	355	(11)	5,653	494,296	4,182
WisdomTree U.S. LargeCap Dividend Fund	122,419	128,440	186	(6)	8,753	259,420	1,594
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	238,569	239,317	339	(15)	(2,975)	474,557	3,511

Total	$1,125,618	$1,151,164	$7,878	$(502)	$21,225	$2,289,627	$19,266

Notes to Schedule of Investments (unaudited) (concluded)

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of September 30, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Dynamic Bearish U.S. Equity Fund	217	$5,737	$—
Dynamic Currency Hedged Europe Equity Fund	10	297	101
Dynamic Currency Hedged International Equity Fund	1,893	56,071	2,166
Dynamic Long/Short U.S. Equity Fund	178	6,305	50
Emerging Markets Dividend Fund	634	19,800	940
Fundamental U.S. Corporate Bond Fund	111	5,325	263

At September 30, 2018, approximately 82%, 6% and 8% of the Global SmallCap Dividend Fund, Emerging Markets Dividend Fund and Dynamic Currency Hedged International Equity Fund, respectively, outstanding shares was held by an affiliated fund.

5. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, U.S. GAAP to the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments become effective 30 days after their publication in the Federal Register—which, as of the date of this Quarterly Report, will be November 5, 2018. WTAM is currently evaluating the impact that these amendments will have on the Trust’s financial statements and related disclosures.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and determined that there is no significant impact on the Trust’s financial statements. WTAM has early adopted the following ASU 2018-13 guidance in the Trust financial statements pertaining to the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date	November 28, 2018

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer (principal financial officer)

Date	November 28, 2018

* Print the name and title of each signing officer under his or her signature.